UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	5-31-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	MAY 31, 2014

Global Allocation Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
			Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class(2)	AGAVX	4.02%	8.06%	7.54%	1/31/12
Blended index(3)	—	4.98%	12.45%	10.15%	—
MSCI All Country World Investable Market Index	—	5.86%	17.25%	15.87%	—
Barclays Global Aggregate Bond Index	—	3.55%	5.35%	1.74%	—
Institutional Class(2)	AGANX	4.04%	8.26%	7.74%	1/31/12
A Class(2)	AGAEX				1/31/12
No sales charge*		3.86%	7.81%	7.27%
With sales charge*		-2.08%	1.59%	4.58%
C Class(2)	AGAGX				1/31/12
No sales charge*		3.48%	6.95%	6.46%
With sales charge*		2.48%	6.95%	6.46%
R Class(2)	AGAFX	3.80%	7.56%	7.00%	1/31/12

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
The blended index combines monthly returns of two widely known indices. The MSCI All Country World Investable Market Index represents 60% of the blended index and the remaining 40% is represented by the Barclays Global Aggregate Bond Index.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.18%	1.98%	2.43%	3.18%	2.68%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolio is dependent on the performance of the underlying funds, and will assume the risks associated with these funds.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

MAY 31, 2014
Types of Investments in Portfolio	% of net assets
International Equity Funds	36.2%
Domestic Equity Funds	20.6%
Exchange-Traded Funds	13.5%
International Fixed Income Funds	13.1%
Domestic Fixed Income Funds	12.1%
Cash and Equivalents*	4.5%
*Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1)12/1/13 - 5/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)12/1/13 - 5/31/14	Effective Annualized Expense Ratio(2)
Actual
Investor Class (after waiver)	$1,000	$1,040.20	$2.24	0.44%	$6.41	1.26%
Investor Class (before waiver)	$1,000	$1,040.20(3)	$6.92	1.36%	$11.09	2.18%
Institutional Class (after waiver)	$1,000	$1,040.40	$1.22	0.24%	$5.39	1.06%
Institutional Class (before waiver)	$1,000	$1,040.40(3)	$5.90	1.16%	$10.07	1.98%
A Class (after waiver)	$1,000	$1,038.60	$3.51	0.69%	$7.67	1.51%
A Class (before waiver)	$1,000	$1,038.60(3)	$8.18	1.61%	$12.35	2.43%
C Class (after waiver)	$1,000	$1,034.80	$7.31	1.44%	$11.47	2.26%
C Class (before waiver)	$1,000	$1,034.80(3)	$11.97	2.36%	$16.13	3.18%
R Class (after waiver)	$1,000	$1,038.00	$4.78	0.94%	$8.94	1.76%
R Class (before waiver)	$1,000	$1,038.00(3)	$9.45	1.86%	$13.62	2.68%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.74	$2.22	0.44%	$6.34	1.26%
Investor Class (before waiver)	$1,000	$1,018.15	$6.84	1.36%	$10.95	2.18%
Institutional Class (after waiver)	$1,000	$1,023.74	$1.21	0.24%	$5.34	1.06%
Institutional Class (before waiver)	$1,000	$1,019.15	$5.84	1.16%	$9.95	1.98%
A Class (after waiver)	$1,000	$1,021.49	$3.48	0.69%	$7.59	1.51%
A Class (before waiver)	$1,000	$1,016.90	$8.10	1.61%	$12.19	2.43%
C Class (after waiver)	$1,000	$1,017.75	$7.24	1.44%	$11.35	2.26%
C Class (before waiver)	$1,000	$1,013.16	$11.85	2.36%	$15.93	3.18%
R Class (after waiver)	$1,000	$1,020.24	$4.73	0.94%	$8.85	1.76%
R Class (before waiver)	$1,000	$1,015.66	$9.35	1.86%	$13.44	2.68%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments
MAY 31, 2014 (UNAUDITED)

	Shares	Value
MUTUAL FUNDS(1) — 82.0%
INTERNATIONAL EQUITY FUNDS — 36.2%
Emerging Markets Fund Institutional Class	451,557	$4,091,106
Global Gold Fund Institutional Class(2)	164,040	1,546,900
Global Real Estate Fund Institutional Class	645,644	7,483,015
International Growth Fund Institutional Class	945,667	12,889,440
		26,010,461
DOMESTIC EQUITY FUNDS — 20.6%
Core Equity Plus Fund Institutional Class	396,458	5,931,008
Heritage Fund Institutional Class	57,154	1,515,730
Large Company Value Fund Institutional Class	109,474	930,531
Mid Cap Value Fund Institutional Class	33,149	554,584
Select Fund Institutional Class	71,597	4,152,641
Small Company Fund Institutional Class	136,500	1,721,268
		14,805,762
INTERNATIONAL FIXED INCOME FUNDS — 13.1%
International Bond Fund Institutional Class	656,247	9,397,463
DOMESTIC FIXED INCOME FUNDS — 12.1%
Diversified Bond Fund Institutional Class	336,776	3,647,287
High-Yield Fund Institutional Class	809,100	5,064,967
		8,712,254
TOTAL MUTUAL FUNDS (Cost $52,635,517)		58,925,940
EXCHANGE-TRADED FUNDS — 13.5%
iShares Global Energy ETF	20,674	965,476
iShares S&P GSCI Commodity Indexed Trust(2)	162,053	5,368,816
PowerShares DB Agriculture Fund(2)	61,055	1,691,834
SPDR Gold Shares(2)	6,838	823,500
Sprott Physical Gold Trust(2)	79,142	819,120
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,838,788)		9,668,746
TEMPORARY CASH INVESTMENTS - 4.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625%, 8/31/17, valued at $879,676), in a joint trading account at 0.05%, dated 5/30/14, due 6/2/14 (Delivery value $862,305)		862,301
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 11/30/15, valued at $703,528), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $689,842)		689,841
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $703,971), in a joint trading account at 0.01%, dated 5/30/14, due 6/2/14 (Delivery value $689,842)		689,841
SSgA U.S. Government Money Market Fund	1,090,826	1,090,826
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,332,809)		3,332,809
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $65,807,114)		71,927,495
OTHER ASSETS AND LIABILITIES — (0.1)%		(45,857)
TOTAL NET ASSETS — 100.0%		$71,881,638

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	140,000	USD	128,998	Barclays Bank plc	6/18/14	$1,158
USD	13,871	AUD	15,000	Barclays Bank plc	6/18/14	(74)
USD	79,129	AUD	85,000	JPMorgan Chase Bank N.A.	6/18/14	106
BRL	167,603	USD	75,000	Barclays Bank plc	6/18/14	(506)
BRL	171,439	USD	75,000	Barclays Bank plc	6/18/14	1,199
BRL	45,272	USD	20,000	Barclays Bank plc	6/18/14	122
USD	34,997	BRL	81,476	Barclays Bank plc	6/18/14	(1,217)
USD	20,000	BRL	44,943	Barclays Bank plc	6/18/14	24
USD	20,000	BRL	45,601	Barclays Bank plc	6/18/14	(268)
USD	19,878	BRL	44,429	Barclays Bank plc	6/18/14	131
CAD	10,924	USD	10,000	Deutsche Bank	6/18/14	71
USD	135,000	CAD	147,180	Deutsche Bank	6/18/14	(685)
USD	161,761	CAD	178,121	HSBC Holdings plc	6/18/14	(2,448)
USD	95,000	CAD	103,687	JPMorgan Chase Bank N.A.	6/18/14	(588)
USD	65,000	CAD	70,956	UBS AG	6/18/14	(414)
CHF	109,242	USD	122,594	JPMorgan Chase Bank N.A.	6/18/14	(586)
CHF	53,297	USD	60,000	JPMorgan Chase Bank N.A.	6/18/14	(474)
CHF	96,078	USD	110,000	JPMorgan Chase Bank N.A.	6/18/14	(2,694)
USD	124,219	CHF	110,865	Barclays Bank plc	6/18/14	398
USD	170,000	CHF	150,717	Barclays Bank plc	6/18/14	1,669
USD	35,000	CHF	30,677	Deutsche Bank	6/18/14	738
USD	170,000	CHF	148,903	JPMorgan Chase Bank N.A.	6/18/14	3,696
CLP	25,731,100	USD	46,254	Barclays Bank plc	6/18/14	500
USD	138	CLP	77,357	Barclays Bank plc	6/18/14	(3)
USD	45,000	CLP	25,623,000	Barclays Bank plc	6/18/14	(1,558)
COP	159,181,679	USD	80,558	Barclays Bank plc	6/18/14	3,230
COP	192,400,000	USD	100,000	Barclays Bank plc	6/18/14	1,272
USD	64	CZK	1,279	Westpac Group	6/18/14	1
EUR	25,148	USD	34,446	Barclays Bank plc	6/18/14	(167)
EUR	10,000	USD	13,919	Barclays Bank plc	6/18/14	(288)
EUR	15,000	USD	20,797	Deutsche Bank	6/18/14	(350)
EUR	15,000	USD	20,766	HSBC Holdings plc	6/18/14	(319)
EUR	45,000	USD	62,256	UBS AG	6/18/14	(916)
USD	13,863	EUR	10,000	Barclays Bank plc	6/18/14	232
USD	288,091	EUR	210,000	Barclays Bank plc	6/18/14	1,838
USD	48,769	EUR	35,000	Deutsche Bank	6/18/14	1,060
USD	282,880	EUR	205,000	UBS AG	6/18/14	3,442
GBP	155,037	USD	256,923	HSBC Holdings plc	6/18/14	2,921
GBP	25,000	USD	42,004	JPMorgan Chase Bank N.A.	6/18/14	(103)
GBP	70,000	USD	118,180	JPMorgan Chase Bank N.A.	6/18/14	(860)
USD	108,691	GBP	65,000	Barclays Bank plc	6/18/14	(249)
USD	16,896	GBP	10,000	Barclays Bank plc	6/18/14	136
USD	125,188	GBP	75,000	JPMorgan Chase Bank N.A.	6/18/14	(512)
USD	41,788	GBP	25,000	JPMorgan Chase Bank N.A.	6/18/14	(113)
HUF	13,436,823	USD	59,696	Barclays Bank plc	6/18/14	757

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	13,314,780	USD	60,000	Barclays Bank plc	6/18/14	$(96)
USD	58,658	HUF	13,137,019	Deutsche Bank	6/18/14	(447)
IDR	1,100,670,000	USD	95,000	Westpac Group	6/18/14	(1,106)
USD	1,076	IDR	12,295,051	Westpac Group	6/18/14	27
ILS	34,188	USD	9,810	Barclays Bank plc	6/18/14	30
USD	10,000	ILS	34,472	Deutsche Bank	6/18/14	78
INR	5,155,537	USD	84,186	JPMorgan Chase Bank N.A.	6/18/14	2,743
INR	3,200,000	USD	52,253	JPMorgan Chase Bank N.A.	6/18/14	1,703
INR	2,452,825	USD	40,053	JPMorgan Chase Bank N.A.	6/18/14	1,305
INR	3,923,400	USD	65,000	Westpac Group	6/18/14	1,153
USD	10,000	INR	608,510	Barclays Bank plc	6/18/14	(260)
JPY	23,942,354	USD	232,198	JPMorgan Chase Bank N.A.	6/18/14	3,014
JPY	10,203,889	USD	98,702	Westpac Group	6/18/14	1,542
USD	225,000	JPY	23,413,500	Barclays Bank plc	6/18/14	(5,017)
USD	170,000	JPY	17,338,470	Barclays Bank plc	6/18/14	(335)
USD	105,000	JPY	10,686,753	Barclays Bank plc	6/18/14	12
USD	20,000	JPY	2,029,322	Deutsche Bank	6/18/14	64
USD	130,000	JPY	13,207,334	Deutsche Bank	6/18/14	250
USD	100,000	JPY	10,380,840	JPMorgan Chase Bank N.A.	6/18/14	(1,982)
USD	80,000	JPY	8,170,096	JPMorgan Chase Bank N.A.	6/18/14	(264)
KRW	3,759,966	USD	3,543	Westpac Group	6/18/14	137
KRW	51,175,000	USD	50,000	Westpac Group	6/18/14	88
KRW	177,157,000	USD	170,000	Westpac Group	6/18/14	3,394
KRW	30,780,000	USD	30,000	Westpac Group	6/18/14	126
USD	15,000	KRW	15,374,250	Westpac Group	6/18/14	(48)
MXN	2,824,823	USD	215,000	Deutsche Bank	6/18/14	4,457
MXN	949,005	USD	72,425	UBS AG	6/18/14	1,302
USD	15,000	MXN	197,129	Barclays Bank plc	6/18/14	(315)
USD	20,000	MXN	258,044	Barclays Bank plc	6/18/14	(47)
USD	115,000	MXN	1,501,440	Barclays Bank plc	6/18/14	(1,645)
USD	70,000	MXN	924,463	Deutsche Bank	6/18/14	(1,820)
USD	1,975	MXN	25,892	Deutsche Bank	6/18/14	(37)
MYR	32,551	USD	10,000	Barclays Bank plc	6/18/14	114
MYR	199,299	USD	60,434	Westpac Group	6/18/14	1,489
MYR	272,935	USD	85,000	Westpac Group	6/18/14	(198)
MYR	518,160	USD	160,000	Westpac Group	6/18/14	994
USD	75,000	MYR	245,070	Barclays Bank plc	6/18/14	(1,144)
USD	59,185	MYR	195,181	Westpac Group	6/18/14	(1,458)
NOK	1,050,526	USD	174,595	Deutsche Bank	6/18/14	1,036
USD	10,000	NOK	59,248	Deutsche Bank	6/18/14	95
USD	35,000	NOK	207,538	UBS AG	6/18/14	303
NZD	155,000	USD	133,624	Barclays Bank plc	6/18/14	(2,165)
NZD	130,000	USD	112,648	UBS AG	6/18/14	(2,392)
NZD	69,763	USD	59,570	Westpac Group	6/18/14	(403)
USD	13,116	NZD	15,000	Barclays Bank plc	6/18/14	394
USD	68,856	NZD	80,000	UBS AG	6/18/14	1,006

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	158,839	NZD	185,000	Westpac Group	6/18/14	$1,937
PEN	276,150	USD	100,000	Barclays Bank plc	6/18/14	(305)
PEN	41,880	USD	15,000	Barclays Bank plc	6/18/14	119
PEN	293,318	USD	105,000	Barclays Bank plc	6/18/14	893
PHP	8,874,000	USD	200,000	Westpac Group	6/18/14	2,601
PHP	732,283	USD	16,560	Westpac Group	6/18/14	161
USD	18,599	PHP	841,104	Westpac Group	6/18/14	(604)
USD	50,060	PHP	2,263,850	Westpac Group	6/18/14	(1,626)
USD	145,000	PHP	6,498,900	Westpac Group	6/18/14	(3,376)
PLN	91,659	USD	30,000	Barclays Bank plc	6/18/14	182
PLN	241,195	USD	80,000	Barclays Bank plc	6/18/14	(578)
PLN	274,899	USD	90,083	Deutsche Bank	6/18/14	437
USD	45,000	PLN	136,917	Deutsche Bank	6/18/14	(85)
RUB	1,464,628	USD	40,487	JPMorgan Chase Bank N.A.	6/18/14	1,324
RUB	3,802,040	USD	110,000	Westpac Group	6/18/14	(1,462)
RUB	2,522,590	USD	70,000	Westpac Group	6/18/14	2,013
USD	178,253	RUB	6,448,305	JPMorgan Chase Bank N.A.	6/18/14	(5,828)
USD	10,000	RUB	360,578	JPMorgan Chase Bank N.A.	6/18/14	(294)
USD	20,000	RUB	720,000	JPMorgan Chase Bank N.A.	6/18/14	(554)
SEK	14,362	USD	2,195	Barclays Bank plc	6/18/14	(50)
SEK	179,920	USD	27,414	Deutsche Bank	6/18/14	(536)
SEK	360,001	USD	55,000	Deutsche Bank	6/18/14	(1,219)
USD	84,057	SEK	553,658	Deutsche Bank	6/18/14	1,346
SGD	125,570	USD	99,693	HSBC Holdings plc	6/18/14	419
SGD	24,978	USD	20,000	JPMorgan Chase Bank N.A.	6/18/14	(86)
SGD	74,456	USD	59,590	Westpac Group	6/18/14	(229)
USD	15,000	SGD	18,845	Barclays Bank plc	6/18/14	(24)
USD	105,000	SGD	131,153	UBS AG	6/18/14	437
USD	20,000	SGD	25,031	UBS AG	6/18/14	44
USD	40,000	SGD	49,888	UBS AG	6/18/14	226
THB	159,709	USD	4,897	Westpac Group	6/18/14	(36)
THB	2,745,500	USD	85,000	Westpac Group	6/18/14	(1,428)
USD	10,000	THB	324,250	Westpac Group	6/18/14	130
TWD	2,843,825	USD	95,000	Westpac Group	6/18/14	(200)
USD	169,964	TWD	5,143,100	Westpac Group	6/18/14	(1,484)
USD	115,000	TWD	3,459,200	Westpac Group	6/18/14	(314)
ZAR	427,510	USD	40,115	Deutsche Bank	6/18/14	183
ZAR	1,116,887	USD	105,000	Deutsche Bank	6/18/14	279
USD	15,000	ZAR	159,010	Deutsche Bank	6/18/14	12
USD	10,000	ZAR	105,671	UBS AG	6/18/14	39
						$7,450

10

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2) Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities - affiliated, at value (cost of $52,635,517)	$58,925,940
Investment securities - unaffiliated, at value (cost of $13,171,597)	13,001,555
Total investment securities, at value (cost of $65,807,114)	71,927,495
Cash	34,919
Receivable for capital shares sold	56,295
Unrealized appreciation on forward foreign currency exchange contracts	64,339
Dividends and interest receivable	29,518
72,112,566

Liabilities
Payable for investments purchased	46,531
Payable for capital shares redeemed	81,537
Unrealized depreciation on forward foreign currency exchange contracts	56,889
Accrued management fees	25,709
Distribution and service fees payable	20,262
230,928

Net Assets	$71,881,638

Net Assets Consist of:
Capital (par value and paid-in surplus)	$65,377,965
Distributions in excess of net investment income	(20,685)
Undistributed net realized gain	396,527
Net unrealized appreciation	6,127,831
$71,881,638

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$26,592,875	2,308,496	$11.52
Institutional Class, $0.01 Par Value	$6,409,452	555,323	$11.54
A Class, $0.01 Par Value	$19,823,000	1,725,563	$11.49*
C Class, $0.01 Par Value	$18,701,193	1,640,571	$11.40
R Class, $0.01 Par Value	$355,118	30,994	$11.46
*Maximum offering price $12.19 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$982,780
Interest	224
983,004

Expenses:
Management fees	497,244
Distribution and service fees:
A Class	26,449
C Class	91,294
R Class	901
Directors’ fees and expenses	1,515
Other expenses	434
617,837
Fees waived	(342,045)
275,792

Net investment income (loss)	707,212

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $387,134 from affiliated funds)	346,103
Foreign currency transactions	(36,844)
Capital gain distributions received from affiliated funds	828,103
1,137,362

Change in net unrealized appreciation (depreciation) on:
Investments	997,702
Translation of assets and liabilities in foreign currencies	7,889
1,005,591

Net realized and unrealized gain (loss)	2,142,953

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,850,165

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$707,212	$620,058
Net realized gain (loss)	1,137,362	(596,186)
Change in net unrealized appreciation (depreciation)	1,005,591	4,392,631
Net increase (decrease) in net assets resulting from operations	2,850,165	4,416,503

Distributions to Shareholders
From net investment income:
Investor Class	(378,001)	(205,006)
Institutional Class	(121,144)	(36,193)
A Class	(218,144)	(283,172)
C Class	(50,583)	(59,108)
R Class	(2,803)	(6,223)
From net realized gains:
Investor Class	(57,146)	—
Institutional Class	(15,843)	—
A Class	(41,031)	—
C Class	(35,230)	—
R Class	(697)	—
Decrease in net assets from distributions	(920,622)	(589,702)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(6,848,914)	36,947,446

Net increase (decrease) in net assets	(4,919,371)	40,774,247

Net Assets
Beginning of period	76,801,009	36,026,762
End of period	$71,881,638	$76,801,009

Undistributed (distributions in excess of) net investment income	$(20,685)	$42,778

See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Allocation Fund (the fund) is one fund in a series issued by the corporation. The fund may invest in other American Century Investments funds (affiliated funds), unaffiliated funds such as exchange-traded funds (ETFs), securities and other financial instruments in such varying combinations as permitted under the 1940 Act or any regulations or exemptive relief thereunder. The fund may invest up to 100% of its assets in affiliated and unaffiliated funds (underlying funds). The fund is diversified as defined under the 1940 Act. The fund will assume the risks associated with the underlying funds. The fund’s investment objective is to seek total return (capital appreciation plus dividend and interest income).

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

15

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Income and capital gain distributions, if any, are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, are a component of net realized gain (loss). Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Expenses - The expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the underlying funds.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements - The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets - In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three

16

years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 1.36% for the Investor Class, A Class, C Class and R Class and 1.16% for the Institutional Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors. From December 1, 2013 through March 31, 2014, the investment advisor voluntarily agreed to waive an additional 0.25% of the fund's management fee. Effective April 1, 2014, the investment advisor reduced the amount of this additional waiver from 0.25% to 0.24% of the fund's management fee. This waiver is expected to continue until March 31, 2015 and cannot be terminated without the approval of the Board of Directors. The total amount of the waivers will not exceed the fund’s management fee. The total amount of the waiver for each class for the six months ended May 31, 2014 was $126,621, $32,139, $97,478, $84,146 and $1,661 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the six months ended May 31, 2014 was 0.44% for the Investor Class, A Class, C Class and R Class and 0.24% for the Institutional Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

17

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses - The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 were $18,539,865 and $22,664,501, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	275,662	$3,110,546	3,285,204	$35,479,785
Issued in reinvestment of distributions	38,267	425,917	16,600	176,366
Redeemed	(605,494)	(6,793,623)	(1,600,355)	(17,368,383)
	(291,565)	(3,257,160)	1,701,449	18,287,768
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	75,249	833,631	741,866	7,939,658
Issued in reinvestment of distributions	12,297	136,987	3,405	36,193
Redeemed	(257,576)	(2,890,770)	(197,526)	(2,137,794)
	(170,030)	(1,920,152)	547,745	5,838,057
A Class/Shares Authorized	50,000,000		50,000,000
Sold	493,222	5,513,580	1,815,370	19,513,902
Issued in reinvestment of distributions	23,152	257,224	25,146	266,721
Redeemed	(666,437)	(7,559,629)	(1,783,286)	(19,397,881)
	(150,063)	(1,788,825)	57,230	382,742
C Class/Shares Authorized	10,000,000		10,000,000
Sold	181,562	2,025,952	1,399,867	14,999,380
Issued in reinvestment of distributions	6,522	72,133	5,068	53,483
Redeemed	(176,449)	(1,970,681)	(223,759)	(2,418,274)
	11,635	127,404	1,181,176	12,634,589
R Class/Shares Authorized	50,000,000		50,000,000
Sold	865	9,696	9,839	105,834
Issued in reinvestment of distributions	315	3,500	587	6,223
Redeemed	(2,064)	(23,377)	(28,548)	(307,767)
	(884)	(10,181)	(18,122)	(195,710)
Net increase (decrease)	(600,907)	$(6,848,914)	3,469,478	$36,947,446

18

6. Affiliated Company Transactions
A summary of transactions for each affiliated fund for the six months ended May 31, 2014 follows:

November 30, 2013						May 31, 2014
Affiliated Fund(1)	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Share Balance	Market Value
Emerging Markets Fund	467,395	$601,153	$759,174	$(11,799)	$16,552	451,557	$4,091,106
Global Gold Fund(3)	162,785	694,537	1,204,866	(444,418)	—	164,040	1,546,900
Global Real Estate Fund	676,885	1,018,635	1,385,291	(5,221)	364,675	645,644	7,483,015
International Growth Fund	1,042,258	1,561,752	2,672,481	211,855	528,618	945,667	12,889,440
Core Equity Plus Fund	335,146	2,689,966	1,828,482	35,948	351,245	396,458	5,931,008
Heritage Fund	35,073	1,347,421	757,465	1,616	126,422	57,154	1,515,730
Large Company Value Fund	232,151	117,986	912,668	191,744	13,261	109,474	930,531
Mid Cap Value Fund	63,813	126,121	539,905	69,155	67,966	33,149	554,584
Select Fund	64,039	2,539,130	2,061,191	63,738	33,186	71,597	4,152,641
Small Company Fund	236,271	1,245,011	1,939,493	464,903	—	136,500	1,721,268
International Bond Fund	693,825	1,187,459	1,789,218	(70,033)	41,461	656,247	9,397,463
Diversified Bond Fund	549,269	723,742	3,131,123	(119,142)	122,856	336,776	3,647,287
High-Yield Fund	616,952	1,939,559	739,747	(1,212)	144,641	809,100	5,064,967
		$15,792,472	$19,721,104	$387,134	$1,810,883		$58,925,940

(1)	Affiliated fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

7. Investments in Underlying Funds
The fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of the underlying funds’ net assets.

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

19

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Mutual Funds	$58,925,940	—	—
Exchange-Traded Funds	9,668,746	—	—
Temporary Cash Investments	1,090,826	$2,241,983	—
	$69,685,512	$2,241,983	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$64,339	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(56,889)	—

9. Derivative Instruments

Foreign Currency Risk - The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

The value of foreign currency risk derivative instruments as of May 31, 2014, is disclosed on the Statement of Assets and Liabilities as an asset of $64,339 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $56,889 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended May 31, 2014, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(36,844) in net realized gain (loss) on foreign currency transactions and $7,889 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

10. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

20

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$66,722,179
Gross tax appreciation of investments	$5,783,149
Gross tax depreciation of investments	(577,833)
Net tax appreciation (depreciation) of investments	$5,205,316

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(4)	$11.24	0.13	0.31	0.44	(0.14)	(0.02)	(0.16)	$11.52	4.02%	0.44%(5)	1.36%(5)	2.21%(5)	1.29%(5)	26%	$26,593
2013	$10.65	0.11	0.62	0.73	(0.14)	—	(0.14)	$11.24	7.04%	0.41%	1.37%	1.15%	0.19%	39%	$29,232
2012(6)	$10.00	0.06	0.59	0.65	—	—	—	$10.65	6.40%	0.35%(5)	1.37%(5)	0.69%(5)	(0.33)%(5)	19%	$9,566
Institutional Class
2014(4)	$11.28	0.15	0.30	0.45	(0.17)	(0.02)	(0.19)	$11.54	4.04%	0.24%(5)	1.16%(5)	2.41%(5)	1.49%(5)	26%	$6,409
2013	$10.66	0.11	0.66	0.77	(0.15)	—	(0.15)	$11.28	7.28%	0.21%	1.17%	1.35%	0.39%	39%	$8,179
2012(6)	$10.00	0.08	0.58	0.66	—	—	—	$10.66	6.60%	0.15%(5)	1.17%(5)	0.89%(5)	(0.13)%(5)	19%	$1,894
A Class
2014(4)	$11.20	0.10	0.33	0.43	(0.12)	(0.02)	(0.14)	$11.49	3.86%	0.69%(5)	1.61%(5)	1.96%(5)	1.04%(5)	26%	$19,823
2013	$10.62	0.14	0.57	0.71	(0.13)	—	(0.13)	$11.20	6.78%	0.66%	1.62%	0.90%	(0.06)%	39%	$21,003
2012(6)	$10.00	0.03	0.59	0.62	—	—	—	$10.62	6.20%	0.60%(5)	1.62%(5)	0.44%(5)	(0.58)%(5)	19%	$19,311

22

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(4)	$11.07	0.06	0.32	0.38	(0.03)	(0.02)	(0.05)	$11.40	3.48%	1.44%(5)	2.36%(5)	1.21%(5)	0.29%(5)	26%	$18,701
2013	$10.55	(0.01)	0.64	0.63	(0.11)	—	(0.11)	$11.07	6.00%	1.41%	2.37%	0.15%	(0.81)%	39%	$18,032
2012(6)	$10.00	(0.04)	0.59	0.55	—	—	—	$10.55	5.50%	1.35%(5)	2.37%(5)	(0.31)%(5)	(1.33)%(5)	19%	$4,726
R Class
2014(4)	$11.15	0.09	0.33	0.42	(0.09)	(0.02)	(0.11)	$11.46	3.80%	0.94%(5)	1.86%(5)	1.71%(5)	0.79%(5)	26%	$355
2013	$10.60	0.18	0.49	0.67	(0.12)	—	(0.12)	$11.15	6.42%	0.91%	1.87%	0.65%	(0.31)%	39%	$356
2012(6)	$10.00	0.03	0.57	0.60	—	—	—	$10.60	6.00%	0.85%(5)	1.87%(5)	0.19%(5)	(0.83)%(5)	19%	$530

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended May 31, 2014 (unaudited).

(5)	Annualized.

(6)	January 31, 2012 (fund inception) through November 30, 2012.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82563 1407

SEMIANNUAL REPORT	MAY 31, 2014

Strategic Allocation: Aggressive Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSAX	4.94%	13.72%	13.78%	7.65%	7.87%	2/15/96
S&P 500 Index	—	7.62%	20.45%	18.39%	7.77%	8.20%(2)	—
Barclays U.S. Aggregate Bond Index	—	3.28%	2.71%	4.96%	4.99%	5.78%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.02%	0.03%	0.08%	1.55%	2.64%(2)	—
Institutional Class	AAAIX	4.95%	13.88%	13.99%	7.86%	5.47%	8/1/00
A Class(3)	ACVAX						10/2/96
No sales charge*		4.75%	13.48%	13.49%	7.37%	7.46%
With sales charge*		-1.28%	7.01%	12.14%	6.74%	7.10%
B Class	ALLBX						9/30/04
No sales charge*		4.41%	12.58%	12.62%	—	6.75%
With sales charge*		-0.59%	8.58%	12.50%	—	6.75%
C Class	ASTAX						11/27/01
No sales charge*		4.30%	12.48%	12.60%	6.57%	6.02%
With sales charge*		3.37%	12.48%	12.60%	6.57%	6.02%
R Class	AAARX	4.59%	13.06%	13.19%	—	6.80%	3/31/05
R6 Class	AAAUX	5.02%	—	—	—	11.64%(1)	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since February 29, 1996, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.20%	1.00%	1.45%	2.20%	2.20%	1.70%	0.85%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2014
Top Ten Common Stocks	% of net assets
Apple, Inc.	1.1%
Google, Inc.*	1.0%
Oracle Corp.	1.0%
Johnson & Johnson	0.9%
QUALCOMM, Inc.	0.7%
Electronic Arts, Inc.	0.7%
Comcast Corp., Class A	0.7%
Schlumberger Ltd.	0.7%
Honeywell International, Inc.	0.6%
PepsiCo, Inc.	0.6%
*Includes all classes of the issuer.

Geographic Composition of Common Stocks	% of net assets
United States	59.4%
United Kingdom	2.9%
Japan	1.8%
China	1.4%
Other Countries	14.2%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.4 years
Average Duration (effective)	4.7 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	59.4%
Foreign Common Stocks	20.3%
Corporate Bonds	7.0%
U.S. Treasury Securities	6.7%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.6%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Commercial Paper	0.3%
Asset-Backed Securities	0.3%
Sovereign Governments and Agencies	0.1%
Preferred Stocks	—**
Convertible Preferred Stocks	—**
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.3%
**Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1)12/1/13 - 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,049.40	$6.08	1.19%
Institutional Class	$1,000	$1,049.50	$5.06	0.99%
A Class	$1,000	$1,047.50	$7.35	1.44%
B Class	$1,000	$1,044.10	$11.16	2.19%
C Class	$1,000	$1,043.00	$11.15	2.19%
R Class	$1,000	$1,045.90	$8.62	1.69%
R6 Class	$1,000	$1,050.20	$4.29	0.84%
Hypothetical
Investor Class	$1,000	$1,019.00	$5.99	1.19%
Institutional Class	$1,000	$1,020.00	$4.99	0.99%
A Class	$1,000	$1,017.75	$7.24	1.44%
B Class	$1,000	$1,014.01	$11.00	2.19%
C Class	$1,000	$1,014.01	$11.00	2.19%
R Class	$1,000	$1,016.51	$8.50	1.69%
R6 Class	$1,000	$1,020.74	$4.23	0.84%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 79.7%
AEROSPACE AND DEFENSE — 2.9%
AAR Corp.	648	$15,746
Airbus Group NV	16,929	1,214,069
Alliant Techsystems, Inc.	6,172	779,462
American Science & Engineering, Inc.	1,632	109,507
B/E Aerospace, Inc.(1)	16,100	1,557,675
BAE Systems plc	63,735	452,008
Boeing Co. (The)	37,759	5,106,905
Exelis Inc.	1,385	23,656
General Dynamics Corp.	11,810	1,394,997
Honeywell International, Inc.	78,414	7,304,264
KEYW Holding Corp. (The)(1)	1,300	13,780
Lockheed Martin Corp.	9,183	1,502,798
Northrop Grumman Corp.	9,509	1,155,819
Precision Castparts Corp.	8,314	2,103,276
Raytheon Co.	23,454	2,288,407
Rockwell Collins, Inc.	3,216	254,193
Rolls-Royce Holdings plc	46,663	813,451
Rolls-Royce Holdings plc Preference Shares(1)	6,252,842	10,481
Textron, Inc.	21,685	850,486
United Technologies Corp.	36,249	4,212,859
Zodiac Aerospace	34,200	1,215,842
		32,379,681
AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	10,589	1,099,985
AIRLINES — 0.7%
Alaska Air Group, Inc.	14,474	1,425,110
Delta Air Lines, Inc.	33,040	1,318,626
International Consolidated Airlines Group SA(1)	202,270	1,334,480
JetBlue Airways Corp.(1)	1,915	18,499
Southwest Airlines Co.	73,346	1,940,002
Spirit Airlines, Inc.(1)	28,719	1,696,431
		7,733,148
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc.(1)	6,435	119,305
Autoliv, Inc.	1,593	168,858
BorgWarner, Inc.	91,403	5,748,335
Continental AG	6,507	1,538,504
Cooper Tire & Rubber Co.	876	24,379
Dana Holding Corp.	2,389	52,892
Delphi Automotive plc	20,046	1,384,377

8

	Shares/Principal Amount	Value
Gentex Corp.	2,037	$58,910
Goodyear Tire & Rubber Co. (The)	5,740	151,364
Johnson Controls, Inc.	31,967	1,545,924
Magna International, Inc.	12,157	1,243,904
Superior Industries International, Inc.	2,322	46,208
Tower International, Inc.(1)	2,055	62,965
Valeo SA	8,360	1,122,500
		13,268,425
AUTOMOBILES — 1.3%
Brilliance China Automotive Holdings Ltd.	348,000	577,236
Daimler AG	17,680	1,679,804
Ford Motor Co.	75,870	1,247,303
Fuji Heavy Industries Ltd.	46,100	1,220,427
Great Wall Motor Co. Ltd. H Shares	120,000	492,200
Harley-Davidson, Inc.	50,988	3,632,385
Honda Motor Co., Ltd.	45,400	1,589,000
Hyundai Motor Co.	5,160	1,135,483
Tata Motors Ltd.	142,068	997,890
Tata Motors Ltd. ADR	25,624	954,238
Tesla Motors, Inc.(1)	1,630	338,665
Thor Industries, Inc.	14,900	894,000
		14,758,631
BANKS — 5.0%
Alior Bank SA(1)	18,140	499,187
Alpha Bank AE(1)	631,930	594,377
American National Bankshares, Inc.	825	18,464
Banco Popular Espanol SA	190,113	1,342,669
Bank of America Corp.	226,467	3,428,710
Bank of Ireland(1)	1,656,993	636,962
Bankia SA(1)	835,930	1,698,991
BankUnited, Inc.	5,002	162,765
BOK Financial Corp.	4,253	267,003
Capitec Bank Holdings Ltd.	25,740	539,921
Cathay General Bancorp.	4,430	106,453
Central Pacific Financial Corp.	1,970	37,509
Citigroup, Inc.	59,498	2,830,320
Comerica, Inc.	6,381	306,097
Commerce Bancshares, Inc.	16,969	736,624
Commonwealth Bank of Australia	19,147	1,453,865
Credicorp Ltd.	7,384	1,153,750
Cullen/Frost Bankers, Inc.	5,868	439,278
East West Bancorp., Inc.	31,210	1,044,911
Erste Group Bank AG	16,043	557,441
F.N.B. Corp.	5,652	69,180
First Horizon National Corp.	5,298	60,715
First Interstate Bancsystem, Inc.	1,845	47,361

9

	Shares/Principal Amount	Value
First NBC Bank Holding Co.(1)	1,806	$61,223
FirstMerit Corp.	2,228	41,597
Flushing Financial Corp.	1,119	22,257
Fulton Financial Corp.	3,114	37,212
Grupo Financiero Banorte SAB de CV	118,060	862,183
HDFC Bank Ltd.	70,717	948,738
Heritage Financial Corp.	2,699	42,509
Home Bancshares, Inc.	5,234	159,689
IBERIABANK Corp.	1,210	75,577
ICICI Bank Ltd. ADR	25,070	1,245,227
Industrial & Commercial Bank of China Ltd. H Shares	1,504,770	978,214
Intesa Sanpaolo SpA	163,950	549,335
Itau Unibanco Holding SA ADR	151,682	2,351,071
Itau Unibanco Holding SA Preference Shares	48,400	753,556
JPMorgan Chase & Co.	79,236	4,403,145
Kasikornbank PCL NVDR	96,000	548,279
KeyCorp	55,457	759,206
Lakeland Financial Corp.	851	30,789
Lloyds Banking Group plc(1)	1,299,306	1,695,709
M&T Bank Corp.	6,220	754,921
MB Financial, Inc.	1,339	35,939
Mitsubishi UFJ Financial Group, Inc.	116,000	652,927
National Bankshares, Inc.	1,020	32,130
OFG Bancorp	4,203	75,906
Park Sterling Corp.	5,176	33,385
PNC Financial Services Group, Inc. (The)	24,722	2,108,045
Popular, Inc.(1)	2,007	60,571
PrivateBancorp, Inc.	1,285	34,322
Prosperity Bancshares, Inc.	358	20,811
PT Bank Mandiri (Persero) Tbk	871,200	759,269
PT Bank Rakyat Indonesia (Persero) Tbk	945,900	826,397
Renasant Corp.	1,340	37,078
Royal Bank of Scotland Group plc(1)	221,300	1,285,688
Sberbank of Russia(1)	166,710	403,775
ServisFirst Bancshares, Inc.(1)	516	44,242
Signature Bank(1)	8,915	1,032,535
Skandinaviska Enskilda Banken AB A Shares	114,430	1,553,492
SunTrust Banks, Inc.	80,018	3,066,290
SVB Financial Group(1)	15,430	1,627,094
TCF Financial Corp.	1,723	27,378
Texas Capital Bancshares, Inc.(1)	2,106	107,827
Turkiye Halk Bankasi AS	47,210	366,894
U.S. Bancorp	44,250	1,866,907
UniCredit SpA	207,230	1,806,495
Valley National Bancorp	9,712	94,109
ViewPoint Financial Group, Inc.	1,935	48,085
10

	Shares/Principal Amount	Value
Wells Fargo & Co.	80,545	$4,090,075
Westamerica Bancorp.	8,418	412,229
		56,862,885
BEVERAGES — 1.5%
Anheuser-Busch InBev NV	17,078	1,874,263
Boston Beer Co., Inc., Class A(1)	140	30,017
Brown-Forman Corp., Class B	28,061	2,600,413
Coca-Cola Co. (The)	3,149	128,826
Constellation Brands, Inc., Class A(1)	39,730	3,342,485
Dr Pepper Snapple Group, Inc.	26,596	1,534,589
PepsiCo, Inc.	78,029	6,892,301
		16,402,894
BIOTECHNOLOGY — 1.6%
ACADIA Pharmaceuticals, Inc.(1)	1,740	35,931
Acorda Therapeutics, Inc.(1)	1,006	33,077
Aegerion Pharmaceuticals, Inc.(1)	619	20,334
Alexion Pharmaceuticals, Inc.(1)	21,234	3,531,639
Alnylam Pharmaceuticals, Inc.(1)	1,174	69,606
Amgen, Inc.	23,096	2,678,905
Arena Pharmaceuticals, Inc.(1)	4,422	27,195
Biogen Idec, Inc.(1)	10,786	3,444,725
BioMarin Pharmaceutical, Inc.(1)	13,195	764,782
Celldex Therapeutics, Inc.(1)	1,880	27,467
Cepheid, Inc.(1)	1,350	60,818
Clovis Oncology, Inc.(1)	440	22,532
CSL Ltd.	25,282	1,660,890
Dyax Corp.(1)	2,740	22,605
Exact Sciences Corp.(1)	1,758	23,698
Exelixis, Inc.(1)	4,925	16,302
Gilead Sciences, Inc.(1)	24,619	1,999,309
Halozyme Therapeutics, Inc.(1)	2,170	17,143
ImmunoGen, Inc.(1)	1,674	19,787
Incyte Corp. Ltd.(1)	9,296	460,617
Insmed, Inc.(1)	570	7,490
Intercept Pharmaceuticals, Inc.(1)	150	35,492
InterMune, Inc.(1)	1,830	72,505
Ironwood Pharmaceuticals, Inc.(1)	2,521	36,101
Isis Pharmaceuticals, Inc.(1)	1,929	56,365
Keryx Biopharmaceuticals, Inc.(1)	2,169	28,631
MannKind Corp.(1)	3,980	35,422
Merrimack Pharmaceuticals, Inc.(1)	1,790	13,908
Momenta Pharmaceuticals, Inc.(1)	800	9,912
Myriad Genetics, Inc.(1)	5,429	180,026
Naturalendo Tech Co. Ltd.(1)	8,170	544,560
Neurocrine Biosciences, Inc.(1)	1,580	21,946
NPS Pharmaceuticals, Inc.(1)	1,640	51,053

11

	Shares/Principal Amount	Value
Opko Health, Inc.(1)	3,949	$34,040
Orexigen Therapeutics, Inc.(1)	1,660	10,724
PDL BioPharma, Inc.	3,600	33,732
Puma Biotechnology, Inc.(1)	500	38,215
Regeneron Pharmaceuticals, Inc.(1)	4,766	1,462,971
Sarepta Therapeutics, Inc.(1)	710	23,913
Synageva BioPharma Corp.(1)	500	40,575
Synergy Pharmaceuticals, Inc.(1)	1,760	7,638
United Therapeutics Corp.(1)	8,422	806,322
		18,488,903
BUILDING PRODUCTS — 0.7%
Allegion plc	29,640	1,552,840
American Woodmark Corp.(1)	1,155	31,843
Apogee Enterprises, Inc.	2,544	76,574
Cie de St-Gobain	20,310	1,157,119
Continental Building Products, Inc.(1)	2,056	31,848
Daikin Industries Ltd.	25,700	1,531,144
Fortune Brands Home & Security, Inc.	43,150	1,725,137
Insteel Industries, Inc.	2,410	47,308
Lennox International, Inc.	20,854	1,770,922
Masco Corp.	24,130	513,969
NCI Building Systems, Inc.(1)	2,660	44,555
Nortek, Inc.(1)	150	12,603
		8,495,862
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.(1)	17,496	3,299,746
Ameriprise Financial, Inc.	8,900	1,002,229
Ares Management LP(1)	3,144	59,736
BlackRock, Inc.	2,130	649,437
Blackstone Group LP	3,800	118,104
Evercore Partners, Inc., Class A	1,950	107,328
Franklin Resources, Inc.	86,720	4,787,811
Goldman Sachs Group, Inc. (The)	7,220	1,153,828
HFF, Inc. Class A	2,370	76,598
Invesco Ltd.	51,292	1,882,416
KKR & Co. LP	30,642	696,493
LPL Financial Holdings, Inc.	5,541	259,873
Manning & Napier, Inc.	2,275	38,880
Morgan Stanley	20,570	634,790
Northern Trust Corp.	25,154	1,519,302
PennantPark Investment Corp.	1,776	19,625
Solar Capital Ltd.	1,298	27,050
State Street Corp.	5,494	358,593
Stifel Financial Corp.(1)	8,363	378,008
UBS AG	79,628	1,598,784
Waddell & Reed Financial, Inc. Class A	9,246	558,274
		19,226,905

12

	Shares/Principal Amount	Value
CHEMICALS — 2.3%
Akzo Nobel NV	20,456	$1,533,095
BASF SE	10,010	1,152,604
Cabot Corp.	3,305	186,898
Chemtura Corp.(1)	5,817	145,309
Dow Chemical Co. (The)	58,275	3,037,293
E.I. du Pont de Nemours & Co.	6,410	444,277
Eastman Chemical Co.	15,348	1,354,614
Flotek Industries, Inc.(1)	3,043	86,360
FMC Corp.	29,450	2,254,692
Givaudan SA	500	819,654
Hawkins, Inc.	1,080	38,999
Innophos Holdings, Inc.	1,844	96,810
Johnson Matthey plc	28,904	1,556,177
Kronos Worldwide, Inc.	1,294	19,526
LSB Industries, Inc.(1)	2,248	85,784
LyondellBasell Industries NV, Class A	38,475	3,830,956
Minerals Technologies, Inc.	256	15,872
Monsanto Co.	29,702	3,619,189
NewMarket Corp.	704	275,623
Olin Corp.	7,817	213,013
PolyOne Corp.	1,720	69,024
PPG Industries, Inc.	4,255	857,851
Scotts Miracle-Gro Co. (The), Class A	9,124	546,984
Sensient Technologies Corp.	309	16,933
Sherwin-Williams Co. (The)	7,339	1,501,633
Sigma-Aldrich Corp.	7,342	723,407
Sika AG	216	856,040
Tronox Ltd. Class A	3,631	96,476
Westlake Chemical Corp.	9,744	787,802
		26,222,895
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
ADT Corp. (The)	43,753	1,408,846
Deluxe Corp.	3,975	222,958
KAR Auction Services, Inc.	27,760	847,790
Multi-Color Corp.	4,590	161,247
Republic Services, Inc.	50,928	1,802,851
Stericycle, Inc.(1)	10,765	1,231,193
Tyco International Ltd.	62,970	2,748,011
Waste Management, Inc.	5,835	260,708
		8,683,604
COMMUNICATIONS EQUIPMENT — 1.2%
ARRIS Group, Inc.(1)	17,060	564,857
Ciena Corp.(1)	29,657	575,346
Cisco Systems, Inc.	127,405	3,136,711
CommScope Holding Co., Inc.(1)	992	26,228

13

	Shares/Principal Amount	Value
Harris Corp.	2,150	$166,088
Juniper Networks, Inc.(1)	44,046	1,077,365
Polycom, Inc.(1)	5,303	67,613
QUALCOMM, Inc.	93,929	7,556,588
Riverbed Technology, Inc.(1)	4,210	85,547
Ubiquiti Networks, Inc.(1)	4,870	170,255
		13,426,598
CONSTRUCTION AND ENGINEERING — 0.5%
Great Lakes Dredge & Dock Corp.(1)	2,787	21,237
Hyundai Development Co-Engineering & Construction	20,990	588,428
Koninklijke Boskalis Westminster NV	18,030	1,026,852
Larsen & Toubro Ltd.	13,890	363,293
MasTec, Inc.(1)	44,272	1,593,792
Northwest Pipe Co.(1)	1,339	48,150
Promotora y Operadora de Infraestructura SAB de CV(1)	36,860	514,833
Quanta Services, Inc.(1)	40,270	1,367,167
URS Corp.	1,629	73,305
		5,597,057
CONSTRUCTION MATERIALS — 0.4%
Caesarstone Sdot-Yam Ltd.	1,620	73,183
Cemex Latam Holdings SA(1)	107,590	988,578
Cemex SAB de CV ADR(1)	201,619	2,594,837
Headwaters, Inc.(1)	8,056	104,164
James Hardie Industries SE	49,040	654,008
		4,414,770
CONSUMER FINANCE — 0.7%
American Express Co.	36,946	3,380,559
Capital One Financial Corp.	11,980	945,102
Cash America International, Inc.	27,857	1,323,486
Discover Financial Services	27,482	1,625,011
Portfolio Recovery Associates, Inc.(1)	6,826	380,822
Santander Consumer USA Holdings, Inc.	32,663	641,828
		8,296,808
CONTAINERS AND PACKAGING — 0.4%
Ball Corp.	31,449	1,898,262
Bemis Co., Inc.	10,042	415,839
Berry Plastics Group, Inc.(1)	6,133	144,800
Graphic Packaging Holding Co.(1)	18,632	204,766
Packaging Corp. of America	1,197	82,784
Silgan Holdings, Inc.	1,625	79,349
Sonoco Products Co.	28,088	1,186,437
		4,012,237
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	940	77,719
LKQ Corp.(1)	76,080	2,110,459
Pool Corp.	1,983	114,479
		2,302,657

14

	Shares/Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	103,400	$742,165
Nord Anglia Education, Inc.(1)	5,441	97,938
Sotheby's	1,264	49,903
Steiner Leisure, Ltd.(1)	1,841	73,971
		963,977
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Berkshire Hathaway, Inc., Class B(1)	15,689	2,013,526
Compass Diversified Holdings	2,184	38,329
ING Groep NV CVA(1)	121,100	1,696,171
MarketAxess Holdings, Inc.	1,505	80,292
Moody's Corp.	13,732	1,174,635
MSCI, Inc., Class A(1)	14,012	604,758
ORIX Corp.	117,200	1,858,161
PHH Corp.(1)	1,757	44,751
Voya Financial, Inc.	1,394	49,905
		7,560,528
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	87,199	3,092,949
BT Group plc	191,900	1,277,000
CenturyLink, Inc.	25,235	950,602
Iliad SA	1,220	389,984
Thaicom PCL	518,200	615,589
tw telecom, inc., Class A(1)	45,110	1,479,157
Verizon Communications, Inc.	77,319	3,862,857
		11,668,138
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	1,037	51,508
American Electric Power Co., Inc.	15,980	852,533
El Paso Electric Co.	2,164	82,470
Empire District Electric Co. (The)	1,467	35,223
Great Plains Energy, Inc.	28,829	733,698
IDACORP, Inc.	307	16,833
Northeast Utilities	6,302	286,111
Portland General Electric Co.	10,306	340,819
PPL Corp.	14,340	503,190
Southern Co. (The)	10,796	472,649
UIL Holdings Corp.	1,334	49,318
Westar Energy, Inc.	45,807	1,651,342
Xcel Energy, Inc.	42,954	1,321,265
		6,396,959
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	21,390	2,684,659
Eaton Corp. plc	16,040	1,181,988
Emerson Electric Co.	25,403	1,695,142
EnerSys	1,450	100,108

15

	Shares/Principal Amount	Value
GrafTech International Ltd.(1)	5,318	$55,573
Nidec Corp.	35,700	2,075,720
Regal-Beloit Corp.	2,585	197,313
Rockwell Automation, Inc.	31,131	3,769,341
Schneider Electric SA	17,997	1,694,713
Vestas Wind Systems A/S(1)	12,910	694,391
		14,148,948
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Belden, Inc.	1,326	95,459
CDW Corp.	1,279	37,615
Cognex Corp.(1)	1,439	51,804
FARO Technologies, Inc.(1)	402	17,093
FEI Co.	980	81,781
Hon Hai Precision Industry Co. Ltd.	408,000	1,257,248
Ingram Micro, Inc., Class A(1)	1,034	28,714
Keyence Corp.	4,700	1,825,752
Largan Precision Co. Ltd.	11,000	719,014
LG Display Co. Ltd.(1)	25,830	687,399
Littelfuse, Inc.	1,971	172,778
Measurement Specialties, Inc.(1)	1,570	99,742
Merry Electronics Co. Ltd.	95,000	589,285
Methode Electronics, Inc.	2,580	80,367
Murata Manufacturing Co. Ltd.	12,300	1,041,875
TE Connectivity Ltd.	25,183	1,497,381
Trimble Navigation Ltd.(1)	23,087	832,748
TTM Technologies, Inc.(1)	4,754	35,655
		9,151,710
ENERGY EQUIPMENT AND SERVICES — 1.6%
Baker Hughes, Inc.	26,784	1,888,808
Bristow Group, Inc.	403	30,620
Cal Dive International, Inc.(1)	406	524
Cameron International Corp.(1)	3,972	254,009
China Oilfield Services Ltd. H Shares	310,000	764,509
Core Laboratories NV	2,354	376,287
Dril-Quip, Inc.(1)	9,230	943,490
Frank's International NV	12,350	294,424
Gulfmark Offshore, Inc., Class A	1,051	48,777
Halliburton Co.	17,520	1,132,493
Helix Energy Solutions Group, Inc.(1)	831	19,429
Hercules Offshore, Inc.(1)	6,069	27,553
Hornbeck Offshore Services, Inc.(1)	801	36,237
Matrix Service Co.(1)	1,542	50,346
National Oilwell Varco, Inc.(2)	11,300	835,409
Oceaneering International, Inc.	16,616	1,197,183
Patterson-UTI Energy, Inc.	22,570	746,841
RigNet, Inc.(1)	1,530	72,553

16

	Shares/Principal Amount	Value
RPC, Inc.	18,985	$419,379
Sapurakencana Petroleum Bhd(1)	436,400	566,383
Schlumberger Ltd.	71,172	7,404,735
Technip SA	4,230	454,255
Tetra Technologies, Inc.(1)	1,921	22,149
		17,586,393
FOOD AND STAPLES RETAILING — 1.0%
BIM Birlesik Magazalar AS	47,611	1,045,336
Carrefour SA	21,003	763,569
Casey's General Stores, Inc.	480	34,190
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	21,970	996,340
Costco Wholesale Corp.	20,300	2,355,206
CVS Caremark Corp.	15,760	1,234,323
Kroger Co. (The)	9,050	432,047
Magnit OJSC GDR	19,010	1,106,382
Rite Aid Corp.(1)	20,214	168,989
Seven & I Holdings Co. Ltd.	19,500	779,234
Sprouts Farmers Market, Inc.(1)	16,884	457,556
Sysco Corp.	23,411	878,615
United Natural Foods, Inc.(1)	14,061	947,852
Village Super Market, Inc., Class A	1,422	34,896
Walgreen Co.	4,729	340,062
Weis Markets, Inc.	828	39,222
		11,613,819
FOOD PRODUCTS — 2.5%
Archer-Daniels-Midland Co.	39,242	1,763,535
Associated British Foods plc	41,251	2,086,792
BRF SA ADR	19,720	425,558
Campbell Soup Co.	5,460	250,614
ConAgra Foods, Inc.	10,709	345,901
Danone SA	3,735	278,141
First Resources Ltd.	258,000	516,288
General Mills, Inc.	61,016	3,351,609
Gruma SAB de CV B Shares(1)	59,700	622,284
Hain Celestial Group, Inc. (The)(1)	17,447	1,582,792
Hershey Co. (The)	17,559	1,709,193
Hillshire Brands Co.	10,410	554,645
Hormel Foods Corp.	6,411	315,485
Ingredion, Inc.	6,503	495,203
J&J Snack Foods Corp.	934	87,488
Kellogg Co.	26,651	1,838,386
Kerry Group plc A Shares	3,710	282,449
Kraft Foods Group, Inc.	4,769	283,565
Mead Johnson Nutrition Co.	34,342	3,072,579
Mondelez International, Inc., Class A	7,772	292,383
Nestle SA	38,840	3,046,912

17

	Shares/Principal Amount	Value
Pilgrim's Pride Corp.(1)	29,987	$762,869
Snyders-Lance, Inc.	604	16,417
TreeHouse Foods, Inc.(1)	1,633	122,393
Tyson Foods, Inc., Class A	33,385	1,417,527
Ulker Biskuvi Sanayi AS	63,060	532,165
Unilever plc	13,793	619,611
Universal Robina Corp.	250,620	853,443
WhiteWave Foods Co. Class A(1)	6,239	196,466
		27,722,693
GAS UTILITIES — 0.3%
AGL Resources, Inc.	242	12,918
Atmos Energy Corp.	7,774	389,478
ENN Energy Holdings Ltd.	204,000	1,443,244
Infraestructura Energetica Nova SAB de CV	172,490	945,599
Laclede Group, Inc. (The)	15,687	732,269
South Jersey Industries, Inc.	890	51,193
WGL Holdings, Inc.	7,666	310,856
		3,885,557
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Abaxis, Inc.	540	22,313
Abbott Laboratories	30,080	1,203,501
Align Technology, Inc.(1)	1,845	100,755
Becton Dickinson and Co.	11,370	1,338,249
Boston Scientific Corp.(1)	26,176	335,838
C.R. Bard, Inc.	23,876	3,531,499
CareFusion Corp.(1)	17,790	763,725
Cie Generale d'Optique Essilor International SA	4,928	517,658
Coloplast A/S B Shares	8,600	742,975
Cooper Cos., Inc. (The)	5,844	753,993
Cyberonics, Inc.(1)	630	38,304
DENTSPLY International, Inc.	30,003	1,418,842
DexCom, Inc.(1)	11,198	378,044
Endologix, Inc.(1)	1,816	23,717
Globus Medical, Inc.(1)	1,430	34,577
GN Store Nord A/S	47,220	1,303,167
Haemonetics Corp.(1)	3,215	109,503
HeartWare International, Inc.(1)	356	32,101
Hill-Rom Holdings, Inc.	683	27,108
ICU Medical, Inc.(1)	318	19,102
IDEXX Laboratories, Inc.(1)	7,336	942,529
Insulet Corp.(1)	1,375	50,366
Integra LifeSciences Holdings Corp.(1)	462	20,767
Masimo Corp.(1)	1,220	30,061
Medtronic, Inc.	67,393	4,112,995
Meridian Bioscience, Inc.	1,150	23,472
Neogen Corp.(1)	805	30,421

18

	Shares/Principal Amount	Value
Orthofix International NV(1)	1,209	$38,313
Smith & Nephew plc	46,300	811,780
St. Jude Medical, Inc.	20,625	1,338,563
STERIS Corp.	5,054	270,490
Stryker Corp.	22,722	1,919,782
Teleflex, Inc.	30,720	3,275,981
Thoratec Corp.(1)	1,350	44,712
Utah Medical Products, Inc.	966	52,946
West Pharmaceutical Services, Inc.	1,380	58,084
Zimmer Holdings, Inc.	3,089	322,337
		26,038,570
HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Acadia Healthcare Co., Inc.(1)	813	34,666
Aetna, Inc.	12,120	939,906
Air Methods Corp.(1)	688	33,162
AmerisourceBergen Corp.	36,870	2,698,147
AMN Healthcare Services, Inc.(1)	4,269	47,813
Cardinal Health, Inc.	29,660	2,094,886
Centene Corp.(1)	1,109	82,643
Chemed Corp.	431	37,963
Cigna Corp.	2,608	234,146
Emeritus Corp.(1)	1,082	33,845
Ensign Group, Inc. (The)	580	27,202
Express Scripts Holding Co.(1)	19,436	1,389,091
Hanger, Inc.(1)	1,149	34,907
HealthSouth Corp.	2,145	75,332
IPC The Hospitalist Co., Inc.(1)	485	21,170
LifePoint Hospitals, Inc.(1)	9,942	608,848
Magellan Health Services, Inc.(1)	405	24,660
Molina Healthcare, Inc.(1)	770	33,179
MWI Veterinary Supply, Inc.(1)	344	47,991
National Healthcare Corp.	408	22,032
Patterson Cos., Inc.	9,739	381,379
PharMerica Corp.(1)	462	12,539
Quest Diagnostics, Inc.	12,134	726,705
Team Health Holdings, Inc.(1)	1,438	73,007
WellCare Health Plans, Inc.(1)	464	35,937
WellPoint, Inc.	6,060	656,662
		10,407,818
HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	625	79,319
Cerner Corp.(1)	15,020	811,831
HMS Holdings Corp.(1)	1,935	36,378
MedAssets, Inc.(1)	2,935	68,737
Medidata Solutions, Inc.(1)	1,706	65,971
Quality Systems, Inc.	1,128	17,563
		1,079,799

19

	Shares/Principal Amount	Value
HOTELS, RESTAURANTS AND LEISURE — 1.9%
Accor SA	27,070	$1,432,292
Alsea SAB de CV	130,214	444,023
Bally Technologies, Inc.(1)	8,762	516,958
Buffalo Wild Wings, Inc.(1)	310	44,798
Carnival Corp.	10,945	438,128
Carnival plc	8,340	339,003
Cedar Fair LP	1,282	66,702
Chipotle Mexican Grill, Inc.(1)	7,400	4,048,466
ClubCorp Holdings, Inc.	1,274	22,410
Compass Group plc	25,067	418,282
Dunkin' Brands Group, Inc.	23,890	1,069,316
Einstein Noah Restaurant Group, Inc.	1,843	28,401
Hotel Shilla Co. Ltd.	8,540	774,309
Hyatt Hotels Corp., Class A(1)	4,000	244,640
International Game Technology	22,118	277,581
Las Vegas Sands Corp.	28,809	2,204,465
Marriott International, Inc., Class A	65,508	4,036,603
Noodles & Co.(1)	19,505	648,541
OPAP SA	35,980	611,115
Orient-Express Hotels Ltd. Class A(1)	1,335	17,555
Papa John's International, Inc.	3,524	152,836
Papa Murphy's Holdings, Inc.(1)	1,148	12,571
Ruth's Hospitality Group, Inc.	5,710	69,947
Sands China Ltd.	160,000	1,166,008
Scientific Games Corp. Class A(1)	7,160	64,082
Six Flags Entertainment Corp.	2,636	106,653
Whitbread plc	26,511	1,860,162
		21,115,847
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc.(1)	796	61,109
Coway Co. Ltd.	13,180	1,108,453
Haier Electronics Group Co. Ltd.	276,000	645,772
Harman International Industries, Inc.	6,890	723,657
Helen of Troy Ltd.(1)	298	17,272
Libbey, Inc.(1)	1,854	49,965
M.D.C. Holdings, Inc.	1,135	32,472
Mohawk Industries, Inc.(1)	10,342	1,402,996
Newell Rubbermaid, Inc.	21,817	638,802
Panasonic Corp.	112,200	1,204,662
Standard Pacific Corp.(1)	13,101	105,201
Whirlpool Corp.	8,538	1,225,630
William Lyon Homes Class A(1)	2,330	61,256
		7,277,247
HOUSEHOLD PRODUCTS — 1.1%
Central Garden and Pet Co.(1)	4,519	35,971

20

	Shares/Principal Amount	Value
Church & Dwight Co., Inc.	33,205	$2,298,782
Energizer Holdings, Inc.	12,782	1,482,712
Henkel AG & Co. KGaA Preference Shares	5,951	687,339
Kimberly-Clark Corp.	15,392	1,729,291
Procter & Gamble Co. (The)	24,238	1,958,188
Reckitt Benckiser Group plc	21,840	1,867,017
Spectrum Brands Holdings, Inc.	449	34,964
Svenska Cellulosa AB B Shares	53,278	1,482,422
Unicharm Corp.	12,000	726,601
		12,303,287
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS†
AES Corp. (The)	6,813	96,063
INDUSTRIAL CONGLOMERATES — 0.5%
Danaher Corp.	11,120	872,142
General Electric Co.	110,161	2,951,213
Koninklijke Philips Electronics NV	21,711	685,724
Siemens AG	7,480	993,738
SM Investments Corp.	20,305	364,752
		5,867,569
INSURANCE — 2.4%
ACE Ltd.	5,754	596,747
Aflac, Inc.	4,130	252,880
Allied World Assurance Co. Holdings Ltd.	1,920	72,000
Allstate Corp. (The)	24,553	1,430,458
American Equity Investment Life Holding Co.	817	18,399
American International Group, Inc.	52,094	2,816,723
AMERISAFE, Inc.	1,218	46,905
Amtrust Financial Services, Inc.	23,274	993,800
Argo Group International Holdings Ltd.	880	42,636
Arthur J Gallagher & Co.	6,591	302,066
Aspen Insurance Holdings Ltd.	30,680	1,409,746
AXA SA	41,020	1,012,646
Baldwin & Lyons, Inc., Class B	2,434	62,043
BB Seguridade Participacoes SA	53,900	681,840
Brown & Brown, Inc.	7,832	236,448
Chubb Corp. (The)	5,213	483,037
CNO Financial Group, Inc.	2,634	42,486
Discovery Holdings Ltd.	90,935	786,178
Endurance Specialty Holdings Ltd.	528	27,308
Everest Re Group Ltd.	3,442	550,789
Hanover Insurance Group, Inc. (The)	2,479	148,864
HCC Insurance Holdings, Inc.	12,600	591,948
Infinity Property & Casualty Corp.	434	27,780
Marsh & McLennan Cos., Inc.	2,178	109,488
MetLife, Inc.	33,384	1,700,247
Old Republic International Corp.	59,024	1,009,310

21

	Shares/Principal Amount	Value
Ping An Insurance Group Co. H Shares	171,000	$1,322,264
Platinum Underwriters Holdings Ltd.	346	22,196
Powszechny Zaklad Ubezpieczen SA	5,075	746,710
Principal Financial Group, Inc.	9,047	423,128
Prudential Financial, Inc.	10,480	861,037
Prudential plc	43,290	1,005,355
Reinsurance Group of America, Inc.	7,703	602,067
RenaissanceRe Holdings Ltd.	13,271	1,382,440
Sampo A Shares	20,276	1,022,099
St. James's Place plc	118,754	1,557,608
Symetra Financial Corp.	1,099	22,914
Travelers Cos., Inc. (The)	26,798	2,504,273
United Fire Group, Inc.	1,044	28,971
Unum Group	9,784	331,775
Validus Holdings Ltd.	603	22,510
		27,308,119
INTERNET AND CATALOG RETAIL — 0.8%
HSN, Inc.	1,303	72,473
Netflix, Inc.(1)	1,450	605,853
Orbitz Worldwide, Inc.(1)	2,969	22,060
Priceline Group, Inc. (The)(1)	2,294	2,933,177
Rakuten, Inc.	72,696	941,906
Shutterfly, Inc.(1)	933	38,383
TripAdvisor, Inc.(1)	29,370	2,853,883
Vipshop Holdings Ltd. ADR(1)	9,448	1,536,812
		9,004,547
INTERNET SOFTWARE AND SERVICES — 2.2%
Amber Road, Inc.(1)	3,070	41,998
Baidu, Inc. ADR(1)	4,150	688,900
comScore, Inc.(1)	2,970	92,753
Cornerstone OnDemand, Inc.(1)	1,010	40,592
CoStar Group, Inc.(1)	15,437	2,447,536
eBay, Inc.(1)	28,260	1,433,630
Envestnet, Inc.(1)	2,410	97,701
Everyday Health, Inc.(1)	1,512	26,883
Facebook, Inc., Class A(1)	39,682	2,511,870
Google, Inc., Class A(1)	8,726	4,988,218
Google, Inc., Class C(1)	11,011	6,176,951
LinkedIn Corp., Class A(1)	2,930	469,064
Mail.ru Group Ltd. GDR(1)	11,001	374,474
NAVER Corp.	1,100	817,291
Q2 Holdings, Inc.(1)	2,640	34,716
Qihoo 360 Technology Co. Ltd. ADR(1)	3,920	359,974
Shutterstock, Inc.(1)	2,312	150,372
Tencent Holdings Ltd.	261,400	3,685,180
Web.com Group, Inc.(1)	2,697	92,885

22

	Shares/Principal Amount	Value
Yandex NV A Shares(1)	10,898	$339,364
Yelp, Inc.(1)	960	63,504
		24,933,856
IT SERVICES — 1.8%
Alliance Data Systems Corp.(1)	15,030	3,848,431
Amadeus IT Holding SA A Shares	20,010	879,126
Amdocs Ltd.	11,383	547,750
Cielo SA	62,100	1,108,226
EVERTEC, Inc.	4,844	115,820
FleetCor Technologies, Inc.(1)	1,580	199,728
HCL Technologies Ltd.	43,210	1,037,325
iGATE Corp.(1)	2,400	83,688
International Business Machines Corp.	12,505	2,305,422
MasterCard, Inc., Class A	32,504	2,484,931
MAXIMUS, Inc.	2,772	123,853
MoneyGram International, Inc.(1)	5,119	67,468
Sabre Corp.(1)	17,170	329,664
SYKES Enterprises, Inc.(1)	1,385	27,949
Tata Consultancy Services Ltd.	23,450	849,800
VeriFone Systems, Inc.(1)	898	29,463
Virtusa Corp.(1)	2,599	88,912
Visa, Inc., Class A	24,562	5,276,654
Wirecard AG	9,634	420,243
		19,824,453
LEISURE PRODUCTS — 0.2%
Brunswick Corp.	3,757	161,927
Hasbro, Inc.	24,586	1,320,268
Malibu Boats, Inc.(1)	1,410	27,946
Polaris Industries, Inc.	10,210	1,316,273
		2,826,414
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Agilent Technologies, Inc.	5,879	334,750
Bio-Rad Laboratories, Inc., Class A(1)	2,327	280,939
Covance, Inc.(1)	18,599	1,559,712
Luminex Corp.(1)	1,079	18,332
PAREXEL International Corp.(1)	1,241	62,608
PerkinElmer, Inc.	3	135
Waters Corp.(1)	17,792	1,782,047
		4,038,523
MACHINERY — 2.3%
Albany International Corp., Class A	2,849	106,125
Briggs & Stratton Corp.	2,167	44,597
Caterpillar, Inc.	17,019	1,739,852
CIMC Enric Holdings Ltd.	266,000	379,463
CSR Corp. Ltd.	510,000	377,585
Dover Corp.	9,413	820,625
23

	Shares/Principal Amount	Value
Dynamic Materials Corp.	2,879	$62,705
EnPro Industries, Inc.(1)	400	29,356
FANUC Corp.	8,400	1,429,155
Flowserve Corp.	31,010	2,286,678
Global Brass & Copper Holdings, Inc.	6,575	105,989
Hardinge, Inc.	1,612	20,585
Hiwin Technologies Corp.	69,000	708,743
Ingersoll-Rand plc	17,650	1,055,823
ITT Corp.	2,691	117,543
Kadant, Inc.	1,108	41,993
Kennametal, Inc.	1,157	52,111
King Slide Works Co. Ltd.	48,000	656,317
Komatsu Ltd.	52,900	1,152,056
Middleby Corp.(1)	9,981	2,383,663
Mueller Water Products, Inc., Class A	10,158	85,632
PACCAR, Inc.	8,630	546,797
Parker-Hannifin Corp.	22,634	2,834,456
Pentair Ltd.	19,850	1,481,604
Rexnord Corp.(1)	861	22,016
Snap-On, Inc.	8,740	1,024,940
Stanley Black & Decker, Inc.	10,445	912,893
Volvo AB B Shares	34,790	505,838
WABCO Holdings, Inc.(1)	27,664	2,953,685
Wabtec Corp.	13,284	1,045,982
WEG SA	64,600	757,218
		25,742,025
MEDIA — 2.0%
AMC Entertainment Holdings, Inc., Class A(1)	959	21,741
CBS Outdoor Americas, Inc.(1)	662	21,495
Charter Communications, Inc., Class A(1)	8,981	1,285,540
Comcast Corp., Class A	142,681	7,447,948
Cumulus Media, Inc., Class A(1)	10,167	64,255
Discovery Communications, Inc., Class A(1)	19,589	1,507,569
E.W. Scripps Co. (The), Class A(1)	925	18,056
Entercom Communications Corp., Class A(1)	7,563	78,958
Entravision Communications Corp., Class A	24,651	132,129
Harte-Hanks, Inc.	1,697	12,066
ITV plc	207,300	632,754
John Wiley & Sons, Inc., Class A	2,858	156,561
Journal Communications, Inc., Class A(1)	4,387	36,193
LIN Media LLC(1)	2,104	52,895
Naspers Ltd. N Shares	7,693	848,076
Publicis Groupe SA	9,167	790,747
Scripps Networks Interactive, Inc. Class A	14,501	1,108,746
Sinclair Broadcast Group, Inc., Class A	1,710	50,582
Sky Deutschland AG(1)	122,558	1,143,392

24

	Shares/Principal Amount	Value
Time Warner Cable, Inc.	4,310	$608,400
Time Warner, Inc.	2,323	162,215
Time Warner, Inc.(2)	17,680	1,180,140
Time, Inc.(1)(2)	2,210	47,515
Tribune Co.(1)	20,140	1,595,088
Walt Disney Co. (The)	47,299	3,973,589
		22,976,650
METALS AND MINING — 0.6%
Allegheny Technologies, Inc.	1,164	47,805
AM Castle & Co.(1)	4,135	49,909
BHP Billiton Ltd.	32,402	1,116,033
Century Aluminum Co.(1)	966	13,186
Compass Minerals International, Inc.	440	40,916
Constellium NV, Class A(1)	11,626	338,782
Freeport-McMoRan Copper & Gold, Inc.	18,890	643,205
Grupo Mexico SAB de CV	203,400	669,219
Haynes International, Inc.	1,318	69,986
Horsehead Holding Corp.(1)	10,213	169,332
MMC Norilsk Nickel OJSC ADR	50,330	964,826
Newmont Mining Corp.	9,490	217,226
Nucor Corp.	9,956	504,072
Rio Tinto plc	34,531	1,769,417
		6,613,914
MULTI-UTILITIES — 0.3%
Ameren Corp.	8,790	345,887
Avista Corp.	2,375	74,361
Black Hills Corp.	730	42,099
Consolidated Edison, Inc.	11,708	644,057
NorthWestern Corp.	7,618	365,664
PG&E Corp.	13,809	633,419
Wisconsin Energy Corp.	26,267	1,195,674
		3,301,161
MULTILINE RETAIL — 0.8%
Dillard's, Inc., Class A	10,172	1,146,893
Family Dollar Stores, Inc.	3,857	226,020
Macy's, Inc.	41,084	2,460,521
Next plc	6,900	767,967
PT Matahari Department Store Tbk(1)	553,800	688,989
SACI Falabella	71,545	668,000
Target Corp.	50,304	2,855,255
		8,813,645
OIL, GAS AND CONSUMABLE FUELS — 4.2%
Alliance Resource Partners LP	78	7,094
Alpha Natural Resources, Inc.(1)	4,738	16,014
Antero Resources Corp.(1)	21,099	1,297,588
Apache Corp.	8,952	834,505

25

	Shares/Principal Amount	Value
Ardmore Shipping Corp.	4,405	$61,274
Athlon Energy, Inc.(1)	3,450	149,937
BG Group plc	108,616	2,222,977
Bonanza Creek Energy, Inc.(1)	472	25,309
Cabot Oil & Gas Corp.	25,976	941,370
Carrizo Oil & Gas, Inc.(1)	1,540	88,488
Chevron Corp.	39,010	4,790,038
CNOOC Ltd.	500,000	857,738
Concho Resources, Inc.(1)	20,290	2,674,222
Delek US Holdings, Inc.	655	20,351
Devon Energy Corp.	6,434	475,473
Encana Corp.	34,030	793,239
Energy XXI Bermuda Ltd.	2,551	54,719
EOG Resources, Inc.	42,822	4,530,568
Exxon Mobil Corp.	51,522	5,179,507
Gran Tierra Energy, Inc.(1)	61,143	441,452
Gulfport Energy Corp.(1)	14,916	917,781
Hugoton Royalty Trust	2,849	31,254
Imperial Oil Ltd.	43,539	2,143,823
Jones Energy, Inc.(1)	2,267	39,718
Kodiak Oil & Gas Corp.(1)	5,612	71,441
Marathon Petroleum Corp.	5,620	502,372
Murphy Oil Corp.	4,791	295,461
Noble Energy, Inc.	29,493	2,125,560
Nordic American Tanker Shipping Ltd.	2,847	23,288
Northern Tier Energy LP	2,495	69,586
NovaTek OAO GDR	6,012	697,392
Oasis Petroleum, Inc.(1)	41,060	2,032,470
Occidental Petroleum Corp.	36,627	3,651,346
Pacific Coast Oil Trust	3,092	41,154
Pacific Rubiales Energy Corp.	35,390	691,611
PBF Energy, Inc., Class A	1,193	38,069
PBF Logistics LP(1)	288	7,704
PDC Energy, Inc.(1)	358	22,980
Penn Virginia Corp.(1)	3,270	49,639
Sasol Ltd.	10,870	611,371
Scorpio Tankers, Inc.	4,639	42,076
Southwestern Energy Co.(1)	10,138	460,975
Statoil ASA	32,140	984,969
Total SA	26,390	1,851,917
Total SA ADR	15,120	1,050,084
Ultrapar Participacoes SA	37,900	914,892
Vaalco Energy, Inc.(1)	3,249	21,118
Valero Energy Corp.	28,204	1,580,834
Western Refining, Inc.	708	29,042
Williams Partners LP	9,696	514,955
		46,976,745

26

	Shares/Principal Amount	Value
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	863	$22,576
Clearwater Paper Corp.(1)	577	35,814
International Paper Co.	13,140	625,858
KapStone Paper and Packaging Corp.(1)	3,990	115,910
Wausau Paper Corp.	3,302	35,133
		835,291
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	2,284	32,638
Estee Lauder Cos., Inc. (The), Class A	21,738	1,665,566
Hengan International Group Co. Ltd.	42,000	445,572
Hypermarcas SA	78,200	634,243
		2,778,019
PHARMACEUTICALS — 4.7%
AbbVie, Inc.	39,664	2,154,945
Actavis plc(1)	23,877	5,050,941
Akorn, Inc.(1)	1,469	41,088
Aspen Pharmacare Holdings Ltd.	35,149	907,158
Auxilium Pharmaceuticals, Inc.(1)	1,398	31,287
Bayer AG	17,510	2,532,475
Bristol-Myers Squibb Co.	59,254	2,947,294
Eli Lilly & Co.	31,035	1,857,755
Endo International plc(1)	17,620	1,243,796
Hospira, Inc.(1)	11,297	555,473
Johnson & Johnson	102,929	10,443,176
Medicines Co. (The)(1)	1,304	36,382
Merck & Co., Inc.	81,294	4,703,671
Nektar Therapeutics(1)	2,427	28,469
Novartis AG	27,268	2,445,137
Novo Nordisk A/S B Shares	39,670	1,677,923
Pacira Pharmaceuticals, Inc.(1)	740	57,431
Perrigo Co. plc	5,149	711,592
Pfizer, Inc.	136,432	4,042,480
Prestige Brands Holdings, Inc.(1)	1,691	57,832
Questcor Pharmaceuticals, Inc.	846	76,250
Roche Holding AG	14,218	4,183,633
Salix Pharmaceuticals Ltd.(1)	12,880	1,469,350
Shire plc	20,670	1,182,849
Teva Pharmaceutical Industries Ltd. ADR	32,867	1,659,455
VIVUS, Inc.(1)	2,181	10,752
Zoetis, Inc.	91,268	2,801,928
		52,910,522
PROFESSIONAL SERVICES — 0.3%
Adecco SA	9,241	771,373
Capita Group plc (The)	45,671	847,449
CDI Corp.	3,572	49,758

27

	Shares/Principal Amount	Value
Huron Consulting Group, Inc.(1)	1,194	$81,049
Intertek Group plc	11,090	542,428
Kforce, Inc.	3,798	83,670
Korn/Ferry International(1)	3,990	121,177
Manpowergroup, Inc.	4,848	397,439
Nielsen NV	12,600	608,076
On Assignment, Inc.(1)	3,016	106,314
		3,608,733
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Acadia Realty Trust	7,900	217,961
Alexandria Real Estate Equities, Inc.	7,224	549,674
American Campus Communities, Inc.	14,290	555,024
Annaly Capital Management, Inc.	42,017	495,380
Apartment Investment & Management Co., Class A	13,241	416,827
Apollo Commercial Real Estate Finance, Inc.	2,671	44,739
Armada Hoffler Properties, Inc.	3,186	30,777
Associated Estates Realty Corp.	2,535	43,830
AvalonBay Communities, Inc.	3,856	546,935
Blackstone Mortgage Trust, Inc., Class A	899	26,718
Boston Properties, Inc.	8,984	1,084,189
Brixmor Property Group, Inc.	15,100	328,425
Camden Property Trust	5,200	365,248
Campus Crest Communities, Inc.	7,517	66,676
Capstead Mortgage Corp.	13,829	182,128
CBL & Associates Properties, Inc.	1,749	32,916
Chatham Lodging Trust	2,279	51,278
Chimera Investment Corp.	8,467	26,671
Colony Financial, Inc.	1,321	29,273
Corporate Office Properties Trust	8,701	239,713
Corrections Corp. of America	17,442	567,388
Cousins Properties, Inc.	33,211	398,532
DCT Industrial Trust, Inc.	29,634	234,701
DDR Corp.	22,844	395,430
DiamondRock Hospitality Co.	2,609	32,404
Duke Realty Corp.	26,263	464,855
Empire State Realty Trust, Inc.	26,791	439,105
EPR Properties	802	43,244
Equity One, Inc.	2,100	48,216
Equity Residential	16,028	990,530
Essex Property Trust, Inc.	4,354	787,900
Excel Trust, Inc.	3,249	42,887
Extra Space Storage, Inc.	4,159	217,724
Federal Realty Investment Trust	1,670	199,598
First Industrial Realty Trust, Inc.	10,563	195,838
General Growth Properties, Inc.	32,448	773,236
Hatteras Financial Corp.	2,192	44,476

28

	Shares/Principal Amount	Value
HCP, Inc.	10,241	$427,562
Health Care REIT, Inc.	18,989	1,200,674
Healthcare Trust of America, Inc. Class A	21,700	262,570
Hersha Hospitality Trust	3,424	21,674
Highwoods Properties, Inc.	872	35,386
Host Hotels & Resorts, Inc.	38,892	858,346
Hudson Pacific Properties, Inc.	12,573	297,980
Kilroy Realty Corp.	8,129	492,455
Kimco Realty Corp.	17,871	409,603
LaSalle Hotel Properties	1,663	54,862
Macerich Co. (The)	7,890	521,056
Mack-Cali Realty Corp.	1,686	36,671
Medical Properties Trust, Inc.	2,799	37,842
MFA Financial, Inc.	6,726	55,355
National Retail Properties, Inc.	9,300	325,314
New Residential Investment Corp.	4,359	27,636
Pebblebrook Hotel Trust	9,996	355,258
Pennsylvania Real Estate Investment Trust	1,615	28,989
PennyMac Mortgage Investment Trust	1,491	31,490
Piedmont Office Realty Trust, Inc., Class A	34,950	650,769
Prologis, Inc.	25,371	1,053,150
Public Storage	4,300	741,234
RLJ Lodging Trust	9,664	267,789
Rouse Properties, Inc.	3,339	54,492
Sabra Health Care REIT, Inc.	576	16,865
Simon Property Group, Inc.	13,609	2,265,354
SL Green Realty Corp.	7,123	779,897
Spirit Realty Capital, Inc.	14,323	161,707
Summit Hotel Properties, Inc.	5,954	59,778
Sun Communities, Inc.	797	38,591
Sunstone Hotel Investors, Inc.	22,221	326,427
Taubman Centers, Inc.	7,500	561,750
Two Harbors Investment Corp.	4,906	51,660
UDR, Inc.	20,156	554,693
Urstadt Biddle Properties, Inc., Class A	2,938	60,875
Ventas, Inc.	13,437	897,592
Vornado Realty Trust	9,119	976,463
Washington Prime Group, Inc.(1)	726	14,430
Washington Real Estate Investment Trust	1,689	43,627
		26,268,312
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
China Overseas Land & Investment Ltd.	154,000	401,241
Daito Trust Construction Co. Ltd.	4,500	487,352
Howard Hughes Corp. (The)(1)	1,600	236,928
Jones Lang LaSalle, Inc.	12,389	1,502,662
Mitsubishi Estate Co. Ltd.	24,000	582,554
		3,210,737

29

	Shares/Principal Amount	Value
ROAD AND RAIL — 1.0%
Canadian Pacific Railway Ltd. New York Shares	22,553	$3,778,079
Celadon Group, Inc.	1,818	42,469
CJ Korea Express Co. Ltd.(1)	6,810	757,631
Heartland Express, Inc.	1,237	26,750
Kansas City Southern	19,271	2,072,018
Marten Transport Ltd.	2,025	48,782
Roadrunner Transportation Systems, Inc.(1)	3,710	96,905
Saia, Inc.(1)	3,233	140,894
Swift Transportation Co.(1)	6,150	152,274
Union Pacific Corp.	17,860	3,558,962
Werner Enterprises, Inc.	11,512	303,917
		10,978,681
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Applied Materials, Inc.	111,577	2,252,740
ARM Holdings plc	59,100	911,383
ASML Holding NV	18,145	1,557,275
Avago Technologies Ltd.	34,250	2,420,448
Broadcom Corp., Class A	39,927	1,272,473
Cavium, Inc.(1)	1,790	87,674
Cypress Semiconductor Corp.	2,243	22,991
Exar Corp.(1)	6,102	66,390
Fairchild Semiconductor International, Inc.(1)	3,938	57,770
Intel Corp.	95,535	2,610,016
KLA-Tencor Corp.	7,673	502,735
Kulicke & Soffa Industries, Inc.(1)	5,323	75,001
Linear Technology Corp.	51,131	2,360,207
Maxim Integrated Products, Inc.	6,697	229,372
MediaTek, Inc.	96,000	1,559,154
Microchip Technology, Inc.	27,774	1,322,042
Micron Technology, Inc.(1)	17,233	492,691
MKS Instruments, Inc.	1,259	36,322
Nanometrics, Inc.(1)	2,844	48,803
NXP Semiconductor NV(1)	32,717	2,031,726
Photronics, Inc.(1)	10,201	89,667
Samsung Electronics Co. Ltd.	1,724	2,438,475
Semtech Corp.(1)	2,538	65,836
Seoul Semiconductor Co. Ltd.	9,260	350,359
SK Hynix, Inc.(1)	25,030	1,083,194
Spansion, Inc., Class A(1)	1,702	32,423
SunEdison, Inc.(1)	4,210	82,895
Taiwan Semiconductor Manufacturing Co. Ltd.	871,425	3,472,855
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53,454	1,099,014
Teradyne, Inc.	36,148	643,434
Texas Instruments, Inc.	11,875	557,888
Xilinx, Inc.	24,020	1,127,979
		30,961,232

30

	Shares/Principal Amount	Value
SOFTWARE — 2.6%
Aspen Technology, Inc.(1)	4,458	$191,649
AVG Technologies NV(1)	1,104	21,373
Bottomline Technologies, Inc.(1)	2,219	63,952
BroadSoft, Inc.(1)	1,587	34,232
CA, Inc.	15,553	446,216
Check Point Software Technologies Ltd.(1)	13,376	862,484
CommVault Systems, Inc.(1)	1,617	79,104
Compuware Corp.	6,257	61,944
Covisint Corp.(1)	1,143	5,784
Electronic Arts, Inc.(1)	214,991	7,552,634
FireEye, Inc.(1)	1,140	37,472
Manhattan Associates, Inc.(1)	2,880	93,485
Mentor Graphics Corp.	5,161	109,362
Microsoft Corp.	125,667	5,144,807
Monotype Imaging Holdings, Inc.	2,922	75,241
NetSuite, Inc.(1)	13,170	1,060,053
Oracle Corp.	260,098	10,929,318
Solera Holdings, Inc.	1,110	72,427
Splunk, Inc.(1)	15,628	654,188
Synopsys, Inc.(1)	16,816	647,248
Ultimate Software Group, Inc.(1)	367	46,657
Varonis Systems, Inc.(1)	6,141	150,393
VMware, Inc., Class A(1)	6,569	633,908
		28,973,931
SPECIALTY RETAIL — 1.7%
AutoZone, Inc.(1)	4,166	2,218,395
Bed Bath & Beyond, Inc.(1)	2,700	164,295
Brown Shoe Co., Inc.	3,530	99,369
Conn's, Inc.(1)	906	42,256
CST Brands, Inc.	8,746	289,230
Destination Maternity Corp.	1,835	42,444
DSW, Inc. Class A	2,370	59,368
GameStop Corp., Class A	30,274	1,145,871
Group 1 Automotive, Inc.	326	26,243
Guess?, Inc.	6,477	165,163
Home Depot, Inc. (The)	49,135	3,942,101
Inditex SA	3,787	549,780
Kirkland's, Inc.(1)	3,800	67,450
Lithia Motors, Inc. Class A	2,106	165,174
Lowe's Cos., Inc.	40,721	1,917,145
Lumber Liquidators Holdings, Inc.(1)	14,355	1,115,096
MarineMax, Inc.(1)	2,146	34,486
Mr Price Group Ltd.	45,590	734,149
O'Reilly Automotive, Inc.(1)	13,530	2,001,763
Penske Automotive Group, Inc.	1,377	64,058

31

	Shares/Principal Amount	Value
PetSmart, Inc.	6,563	$377,176
Restoration Hardware Holdings, Inc.(1)	12,320	819,034
Ross Stores, Inc.	22,453	1,536,908
Tractor Supply Co.	25,786	1,676,606
		19,253,560
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 2.2%
Apple, Inc.	19,882	12,585,306
EMC Corp.	67,161	1,783,796
Hewlett-Packard Co.	116,211	3,893,068
SanDisk Corp.	29,766	2,876,289
Seagate Technology plc	7,119	382,504
Silicon Graphics International Corp.(1)	6,491	57,316
Super Micro Computer, Inc.(1)	3,100	66,650
Western Digital Corp.	37,713	3,313,087
		24,958,016
TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
adidas AG	7,698	826,260
Burberry Group plc	42,689	1,096,942
Cie Financiere Richemont SA	9,330	983,010
Coach, Inc.	3,214	130,842
Culp, Inc.	3,158	58,234
Deckers Outdoor Corp.(1)	1,087	84,014
Hanesbrands, Inc.	57,581	4,884,596
Kate Spade & Co.(1)	35,860	1,305,663
Luxottica Group SpA	17,817	1,017,635
Michael Kors Holdings Ltd.(1)	21,599	2,038,514
Movado Group, Inc.	2,315	88,641
Pandora A/S	28,250	2,093,030
Shenzhou International Group Holdings Ltd.	248,000	865,271
Under Armour, Inc., Class A(1)	32,056	1,628,124
		17,100,776
THRIFTS AND MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	2,205	28,180
Capitol Federal Financial, Inc.	10,829	131,031
Dime Community Bancshares, Inc.	2,590	39,161
EverBank Financial Corp.	17,753	338,195
MGIC Investment Corp.(1)	2,412	20,454
Oritani Financial Corp.	3,389	51,072
People's United Financial, Inc.	37,626	540,685
Provident Financial Services, Inc.	1,066	18,047
Radian Group, Inc.	1,667	24,038
		1,190,863
TOBACCO — 0.2%
Altria Group, Inc.	17,980	747,249
ITC Ltd.	179,099	1,035,828
Japan Tobacco, Inc.	23,000	778,114

32

	Shares/Principal Amount	Value
Philip Morris International, Inc.	379	$33,557
		2,594,748
TRADING COMPANIES AND DISTRIBUTORS — 0.5%
Ashtead Group plc	130,392	1,924,462
Bunzl plc	35,210	986,797
Daewoo International Corp.	15,910	502,159
H&E Equipment Services, Inc.(1)	3,665	126,992
Kaman Corp.	883	37,554
Travis Perkins plc	36,270	1,023,192
United Rentals, Inc.(1)	6,785	685,624
		5,286,780
TRANSPORTATION INFRASTRUCTURE — 0.1%
Aegean Marine Petroleum Network, Inc.	4,390	44,471
TAV Havalimanlari Holding AS	87,990	700,597
		745,068
WATER UTILITIES†
Artesian Resources Corp., Class A	1,626	36,390
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Axiata Group Bhd	345,600	745,412
Intouch Holdings PCL NVDR	190,200	430,166
MTN Group Ltd.	44,350	934,725
PT Tower Bersama Infrastructure Tbk(1)	1,041,000	684,340
RingCentral, Inc., Class A(1)	4,259	51,832
Rogers Communications, Inc., Class B	9,526	384,976
SBA Communications Corp., Class A(1)	43,966	4,462,549
		7,694,000
TOTAL COMMON STOCKS (Cost $681,117,890)		898,304,578
CORPORATE BONDS — 7.0%
AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	$190,000	202,825
L-3 Communications Corp., 4.75%, 7/15/20	80,000	88,028
L-3 Communications Corp., 3.95%, 5/28/24	50,000	50,834
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	99,891
Raytheon Co., 2.50%, 12/15/22	10,000	9,627
United Technologies Corp., 6.05%, 6/1/36	106,000	135,780
		586,985
AUTO COMPONENTS†
Allison Transmission, Inc., 7.125%, 5/15/19(3)	150,000	161,625
Dana Holding Corp., 6.75%, 2/15/21	25,000	27,187
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	50,000	55,500
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	151,200
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	21,000	22,549
		418,061

33

	Shares/Principal Amount	Value
AUTOMOBILES — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(3)	$30,000	$30,239
American Honda Finance Corp., 2.125%, 10/10/18	50,000	50,942
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	345,000	378,637
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	50,000	51,840
Ford Motor Co., 4.75%, 1/15/43	30,000	30,523
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	80,000	89,052
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	130,000	152,471
General Motors Co., 3.50%, 10/2/18(3)	125,000	128,437
General Motors Financial Co., Inc., 3.25%, 5/15/18	125,000	127,188
		1,039,329
BANKS — 0.5%
Bank of America Corp., 4.50%, 4/1/15	130,000	134,188
Bank of America Corp., 3.75%, 7/12/16	100,000	105,544
Bank of America Corp., 6.50%, 8/1/16	10,000	11,137
Bank of America Corp., 5.75%, 12/1/17	140,000	158,680
Bank of America Corp., 5.70%, 1/24/22	170,000	197,365
Bank of America Corp., MTN, 4.00%, 4/1/24	30,000	30,714
Bank of America Corp., MTN, 5.00%, 1/21/44	30,000	31,883
Bank of America N.A., 5.30%, 3/15/17	510,000	562,269
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	83,285
BB&T Corp., MTN, 3.20%, 3/15/16	105,000	109,612
BB&T Corp., MTN, 2.05%, 6/19/18	40,000	40,496
Capital One Financial Corp., 1.00%, 11/6/15	40,000	40,187
Citigroup, Inc., 5.50%, 2/15/17	80,000	88,402
Citigroup, Inc., 1.75%, 5/1/18	160,000	159,316
Citigroup, Inc., 4.50%, 1/14/22	240,000	260,445
Citigroup, Inc., 4.05%, 7/30/22	30,000	30,694
Citigroup, Inc., 3.875%, 10/25/23	80,000	81,429
Citigroup, Inc., 6.68%, 9/13/43	20,000	24,482
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	53,091
Fifth Third Bancorp, 4.30%, 1/16/24	40,000	41,754
JPMorgan Chase & Co., 6.00%, 1/15/18	480,000	552,150
JPMorgan Chase & Co., 4.625%, 5/10/21	30,000	33,208
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	40,062
JPMorgan Chase & Co., 3.625%, 5/13/24	110,000	110,884
KBC Bank NV, VRN, 8.00%, 1/25/18	200,000	228,580
KeyCorp, MTN, 2.30%, 12/13/18	80,000	81,207
KFW, 2.00%, 6/1/16	160,000	164,952
KFW, 2.00%, 10/4/22	50,000	48,241
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)	245,000	268,887
Regions Bank, 6.45%, 6/26/37	175,000	207,472
Regions Financial Corp., 5.75%, 6/15/15	70,000	73,451
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	300,000	319,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	145,625
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	110,000	116,828

34

	Shares/Principal Amount	Value
SunTrust Banks, Inc., 3.60%, 4/15/16	$29,000	$30,544
U.S. Bancorp, 3.44%, 2/1/16	70,000	73,171
U.S. Bancorp, MTN, 3.00%, 3/15/22	50,000	50,624
U.S. Bancorp, MTN, 2.95%, 7/15/22	20,000	19,718
Wells Fargo & Co., 3.68%, 6/15/16	90,000	95,261
Wells Fargo & Co., 4.125%, 8/15/23	100,000	103,613
Wells Fargo & Co., MTN, 2.10%, 5/8/17	10,000	10,290
Wells Fargo & Co., MTN, 4.60%, 4/1/21	100,000	111,515
Wells Fargo & Co., MTN, 4.10%, 6/3/26(2)	40,000	40,385
		5,171,141
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	210,000	261,764
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	130,000	125,820
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	102,624
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	40,000	41,404
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	200,000	208,914
		740,526
BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17	120,000	123,167
Amgen, Inc., 4.10%, 6/15/21	40,000	43,145
Amgen, Inc., 5.375%, 5/15/43	70,000	77,971
Celgene Corp., 3.25%, 8/15/22	40,000	39,918
Celgene Corp., 3.625%, 5/15/24	50,000	50,436
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	44,120
		378,757
BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	100,000	110,500
Masco Corp., 5.95%, 3/15/22	115,000	126,931
USG Corp., 8.375%, 10/15/18(3)	100,000	106,750
		344,181
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	50,000	52,888
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	190,000	219,900
Dresdner Funding Trust I, 8.15%, 6/30/31(3)	200,000	239,500
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	141,538
E*TRADE Financial Corp., 6.00%, 11/15/17	65,000	68,250
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(3)	100,000	100,125
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	77,032
		899,233
CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22	120,000	120,300
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	61,907
Dow Chemical Co. (The), 4.25%, 11/15/20	70,000	75,996
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	20,000	19,902
Eastman Chemical Co., 2.40%, 6/1/17	40,000	41,143
Eastman Chemical Co., 3.60%, 8/15/22	80,000	81,732

35

	Shares/Principal Amount	Value
Ecolab, Inc., 4.35%, 12/8/21	$30,000	$33,049
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	175,000	182,875
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	125,000	132,188
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	100,000	100,500
Huntsman International LLC, 8.625%, 3/15/21	50,000	56,000
Ineos Finance plc, 8.375%, 2/15/19(3)	100,000	110,125
Ineos Finance plc, 7.50%, 5/1/20(3)	125,000	137,031
Mosaic Co. (The), 4.25%, 11/15/23	50,000	52,836
Mosaic Co. (The), 5.625%, 11/15/43	40,000	45,250
		1,250,834
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	150,000	158,250
Ceridian Corp., 8.875%, 7/15/19(3)	175,000	198,188
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	113,300
Covanta Holding Corp., 5.875%, 3/1/24	75,000	77,250
Envision Healthcare Corp., 8.125%, 6/1/19	81,000	86,265
Iron Mountain, Inc., 8.375%, 8/15/21	42,000	44,310
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	155,775
Modular Space Corp., 10.25%, 1/31/19(3)	150,000	156,375
Pitney Bowes, Inc., 4.625%, 3/15/24	60,000	62,089
Republic Services, Inc., 3.55%, 6/1/22	100,000	103,033
ServiceMaster Co., 8.00%, 2/15/20	185,000	200,031
		1,354,866
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(3)	290,000	309,575
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	122,812
Apple, Inc., 1.00%, 5/3/18	60,000	59,058
Apple, Inc., 2.85%, 5/6/21	60,000	60,856
Apple, Inc., 2.40%, 5/3/23	130,000	123,660
Avaya, Inc., 7.00%, 4/1/19(3)	140,000	139,300
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	70,525
Cisco Systems, Inc., 5.90%, 2/15/39	50,000	60,887
CommScope, Inc., 8.25%, 1/15/19(3)	55,000	59,868
CommScope, Inc., 5.50%, 6/15/24(3)	65,000	65,650
Crown Castle International Corp., 5.25%, 1/15/23	150,000	156,750
Nokia Oyj, 5.375%, 5/15/19	50,000	53,875
SBA Communications Corp., 5.625%, 10/1/19	50,000	53,063
		1,335,879
CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	104,500
Building Materials Corp. of America, 6.75%, 5/1/21(3)	105,000	113,663
Covanta Holding Corp., 7.25%, 12/1/20	120,000	131,850
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	55,500
Nortek, Inc., 8.50%, 4/15/21	125,000	138,437
36

	Shares/Principal Amount	Value
Owens Corning, 4.20%, 12/15/22	$50,000	$51,238
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	95,000	107,113
Vulcan Materials Co., 7.00%, 6/15/18	100,000	116,000
		818,301
CONSUMER FINANCE — 0.2%
24 Hour Holdings III LLC, 8.00%, 6/1/22(3)	60,000	60,225
American Express Co., 1.55%, 5/22/18	50,000	49,993
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,747
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(3)	125,000	129,844
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(3)	110,000	115,225
CIT Group, Inc., 4.75%, 2/15/15(3)	125,000	128,203
CIT Group, Inc., 4.25%, 8/15/17	505,000	530,250
CIT Group, Inc., 5.50%, 2/15/19(3)	120,000	129,975
CIT Group, Inc., 5.00%, 8/15/22	230,000	238,337
CIT Group, Inc., 5.00%, 8/1/23	125,000	126,562
Equifax, Inc., 3.30%, 12/15/22	60,000	59,042
PNC Bank N.A., 6.00%, 12/7/17	230,000	263,623
SLM Corp., 5.50%, 1/25/23	405,000	400,010
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	52,562
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	192,062
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	90,000	95,220
		2,641,880
CONTAINERS AND PACKAGING — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	133,281
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)	145,000	153,519
Ardagh Packaging Finance plc, 9.125%, 10/15/20(3)	120,000	132,900
Ball Corp., 5.00%, 3/15/22	115,000	119,312
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(3)	150,000	153,375
BWAY Holding Co., 10.00%, 6/15/18	95,000	100,106
Consolidated Container Co., 10.125%, 7/15/20(3)	930,000	955,575
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	105,000	102,638
Packaging Dynamics Corp., 8.75%, 2/1/16(3)	75,000	77,344
Rock-Tenn Co., 3.50%, 3/1/20	50,000	51,725
		1,979,775
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	20,000	19,724
Catholic Health Initiatives, 2.95%, 11/1/22	40,000	38,641
Johns Hopkins University, 4.08%, 7/1/53	20,000	19,856
Laureate Education, Inc., 9.25%, 9/1/19(3)	125,000	131,875
		210,096
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Ally Financial, Inc., 4.625%, 6/26/15	125,000	129,844
Ally Financial, Inc., 5.50%, 2/15/17	125,000	136,016
Ally Financial, Inc., 6.25%, 12/1/17	100,000	112,000

37

	Shares/Principal Amount	Value
Ally Financial, Inc., 4.75%, 9/10/18	$150,000	$159,750
Ally Financial, Inc., 3.50%, 1/27/19	150,000	151,500
Ally Financial, Inc., 8.00%, 3/15/20	100,000	121,500
Ally Financial, Inc., 8.00%, 11/1/31	70,000	87,763
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	210,000	227,619
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(3)	125,000	130,781
General Electric Capital Corp., MTN, 5.625%, 9/15/17	435,000	493,557
General Electric Capital Corp., MTN, 6.00%, 8/7/19	220,000	261,100
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	170,000	172,977
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	300,000	310,348
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	50,000	57,887
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	80,000	81,497
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	90,000	108,177
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	80,000	90,720
HSBC Holdings plc, 5.10%, 4/5/21	70,000	79,819
HSBC Holdings plc, 4.00%, 3/30/22	30,000	31,994
Morgan Stanley, 5.75%, 1/25/21	50,000	57,902
Morgan Stanley, 5.00%, 11/24/25	190,000	201,797
Morgan Stanley, MTN, 6.625%, 4/1/18	210,000	246,061
Morgan Stanley, MTN, 5.625%, 9/23/19	190,000	218,862
Serta Simmons Holdings LLC, 8.125%, 10/1/20(3)	230,000	252,425
Societe Generale SA, VRN, 5.92%, 4/5/17(3)	100,000	107,875
UBS AG, 7.625%, 8/17/22	160,000	192,282
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	229,341
UPCB Finance III Ltd., 6.625%, 7/1/20(3)	150,000	160,125
		4,611,519
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 2.625%, 12/1/22	120,000	115,527
AT&T, Inc., 6.55%, 2/15/39	91,000	114,054
AT&T, Inc., 4.30%, 12/15/42	60,000	57,439
British Telecommunications plc, 5.95%, 1/15/18	170,000	195,386
CenturyLink, Inc., 5.625%, 4/1/20	230,000	244,950
CenturyLink, Inc., 7.65%, 3/15/42	100,000	101,375
Cincinnati Bell, Inc., 8.75%, 3/15/18	200,000	210,125
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	170,000	174,866
Frontier Communications Corp., 7.125%, 3/15/19	165,000	185,625
Frontier Communications Corp., 8.50%, 4/15/20	50,000	58,563
Frontier Communications Corp., 7.125%, 1/15/23	125,000	130,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	100,000	111,625
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	155,000	166,431
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	135,312
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	135,937
Level 3 Financing, Inc., 8.625%, 7/15/20	225,000	253,687
Orange SA, 4.125%, 9/14/21	70,000	75,120
Sprint Capital Corp., 6.90%, 5/1/19	135,000	149,850
Sprint Capital Corp., 8.75%, 3/15/32	100,000	116,250

38

	Shares/Principal Amount	Value
Telecom Italia Capital SA, 7.00%, 6/4/18	$200,000	$231,500
Telecom Italia Capital SA, 6.375%, 11/15/33	230,000	238,050
Telecom Italia Capital SA, 7.72%, 6/4/38	125,000	141,875
Telefonica Emisiones SAU, 5.88%, 7/15/19	110,000	127,474
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	11,368
Verizon Communications, Inc., 3.65%, 9/14/18	190,000	203,726
Verizon Communications, Inc., 4.50%, 9/15/20	50,000	55,306
Verizon Communications, Inc., 5.15%, 9/15/23	130,000	146,446
Verizon Communications, Inc., 6.40%, 9/15/33	170,000	209,347
Verizon Communications, Inc., 5.05%, 3/15/34	100,000	107,296
Verizon Communications, Inc., 7.35%, 4/1/39	10,000	13,515
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	40,496
Verizon Communications, Inc., 6.55%, 9/15/43	90,000	114,468
Virgin Media Finance plc, 8.375%, 10/15/19	85,000	90,525
Windstream Corp., 7.875%, 11/1/17	20,000	23,150
Windstream Corp., 7.75%, 10/15/20	115,000	125,350
Windstream Corp., 6.375%, 8/1/23	95,000	94,763
		4,706,777
ELECTRIC UTILITIES†
AES Corp. (The), 4.875%, 5/15/23	125,000	123,125
Atlantic Power Corp., 9.00%, 11/15/18	160,000	170,400
		293,525
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	95,000	102,362
Sanmina Corp., 7.00%, 5/15/19(3)	140,000	148,225
Viasystems, Inc., 7.875%, 5/1/19(3)	50,000	53,125
		303,712
ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	145,000	155,512
Ensco plc, 3.25%, 3/15/16	60,000	62,572
Ensco plc, 4.70%, 3/15/21	110,000	120,274
FTS International, Inc., 6.25%, 5/1/22(3)	120,000	123,000
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	140,000	138,250
Petroleum Geo-Services ASA, 7.375%, 12/15/18(3)	100,000	107,500
Precision Drilling Corp. Co., 5.25%, 11/15/24(2)	80,000	81,200
Schlumberger Investment SA, 3.65%, 12/1/23	60,000	62,504
Transocean, Inc., 2.50%, 10/15/17	40,000	40,935
Transocean, Inc., 6.50%, 11/15/20	70,000	80,570
Transocean, Inc., 6.375%, 12/15/21	20,000	22,952
Weatherford International Ltd., 4.50%, 4/15/22	50,000	53,220
		1,048,489
FOOD AND STAPLES RETAILING — 0.1%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)	250,000	270,625
Delhaize Group SA, 4.125%, 4/10/19	50,000	52,812
Delhaize Group SA, 5.70%, 10/1/40	30,000	32,050
Kroger Co. (The), 6.40%, 8/15/17	120,000	138,364

39

	Shares/Principal Amount	Value
Kroger Co. (The), 3.30%, 1/15/21	$70,000	$71,725
Rite Aid Corp., 9.25%, 3/15/20	160,000	182,800
Rite Aid Corp., 6.75%, 6/15/21	125,000	135,938
SUPERVALU, Inc., 6.75%, 6/1/21	80,000	81,800
Wal-Mart Stores, Inc., 2.55%, 4/11/23	20,000	19,398
Wal-Mart Stores, Inc., 5.875%, 4/5/27	213,000	264,731
Walgreen Co., 1.80%, 9/15/17	40,000	40,549
Walgreen Co., 3.10%, 9/15/22	100,000	98,857
		1,389,649
FOOD PRODUCTS — 0.1%
ARAMARK Corp., 5.75%, 3/15/20	65,000	69,469
Big Heart Pet Brands, 7.625%, 2/15/19	132,000	137,610
H.J. Heinz Co., 4.25%, 10/15/20(3)	125,000	125,312
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(3)	65,000	71,094
Kellogg Co., 4.45%, 5/30/16	130,000	139,400
Kraft Foods Group, Inc., 5.00%, 6/4/42	30,000	32,030
Michael Foods Group, Inc., 9.75%, 7/15/18	75,000	79,440
Mondelez International, Inc., 4.00%, 2/1/24	50,000	51,793
Mondelez International, Inc., 6.50%, 2/9/40	21,000	26,753
Post Holdings, Inc., 7.375%, 2/15/22	125,000	135,937
Smithfield Foods, Inc., 6.625%, 8/15/22	75,000	82,594
Tyson Foods, Inc., 4.50%, 6/15/22	100,000	105,243
		1,056,675
GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	150,000	152,250
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	50,000	54,750
El Paso Corp., 6.875%, 6/15/14	125,000	125,227
El Paso Corp., 7.25%, 6/1/18	70,000	79,997
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	50,000	59,043
Enable Midstream Partners LP, 3.90%, 5/15/24(3)	50,000	50,213
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	104,861
Enbridge, Inc., 4.50%, 6/10/44(2)	40,000	39,745
Energy Transfer Partners LP, 4.15%, 10/1/20	70,000	74,601
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	33,327
Energy Transfer Partners LP, 3.60%, 2/1/23	60,000	59,345
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	47,456
Enterprise Products Operating LLC, 6.30%, 9/15/17	120,000	138,867
Enterprise Products Operating LLC, 4.85%, 3/15/44	60,000	62,702
Enterprise Products Operating LLC, 5.10%, 2/15/45	40,000	42,976
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	30,000	30,581
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	106,773
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	235,000	258,715
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	102,970
Magellan Midstream Partners LP, 5.15%, 10/15/43	70,000	76,124
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	100,000	100,500

40

	Shares/Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	$90,000	$93,209
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	51,375
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	235,000	235,587
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	105,250
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(3)	125,000	134,375
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	206,000
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	108,478
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	57,107
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	142,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	57,765
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	47,380
Williams Partners LP, 4.125%, 11/15/20	80,000	85,511
		3,125,560
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	30,000	29,818
Biomet, Inc., 6.50%, 8/1/20	160,000	174,400
Crimson Merger Sub, Inc., 6.625%, 5/15/22(3)	50,000	49,687
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	53,250
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	170,563
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	57,875
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	165,325
Medtronic, Inc., 2.75%, 4/1/23	30,000	29,221
		730,139
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
21st Century Oncology, Inc., 8.875%, 1/15/17	20,000	20,550
Aetna, Inc., 2.75%, 11/15/22	60,000	58,066
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	78,844
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	100,000	105,375
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	150,000	165,000
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	55,000	59,744
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(3)	130,000	137,475
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	60,000	63,075
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	60,000	64,200
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	118,250
Express Scripts Holding Co., 2.65%, 2/15/17	150,000	155,873
Express Scripts Holding Co., 7.25%, 6/15/19	90,000	109,928
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	140,000	152,600
Gentiva Health Services, Inc., 11.50%, 9/1/18	140,000	150,500
HCA Holdings, Inc., 7.75%, 5/15/21	140,000	154,525
HCA, Inc., 7.25%, 9/15/20	100,000	107,875
HCA, Inc., 7.50%, 2/15/22	165,000	190,575
HCA, Inc., 4.75%, 5/1/23	150,000	150,375
Healthsouth Corp., 8.125%, 2/15/20	70,000	75,775
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	145,000	154,969

41

	Shares/Principal Amount	Value
LifePoint Hospitals, Inc., 5.50%, 12/1/21(3)	$150,000	$157,500
NYU Hospitals Center, 4.43%, 7/1/42	30,000	28,336
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	180,262
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	222,300
UnitedHealth Group, Inc., 2.875%, 3/15/23	40,000	39,317
UnitedHealth Group, Inc., 4.25%, 3/15/43	60,000	59,415
		2,960,704
HOTELS, RESTAURANTS AND LEISURE — 0.2%
Boyd Gaming Corp., 9.125%, 12/1/18	230,000	245,525
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	95,000	41,563
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	445,000	356,000
Dave & Buster's, Inc., 11.00%, 6/1/18	75,000	79,845
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(3)	125,000	130,469
MCE Finance Ltd., 5.00%, 2/15/21(3)	175,000	175,437
MGM Resorts International, 8.625%, 2/1/19	75,000	89,813
Pinnacle Entertainment, 7.50%, 4/15/21	225,000	243,844
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	95,000	105,687
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	83,400
Station Casinos LLC, 7.50%, 3/1/21	330,000	359,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	115,762
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	175,000	183,750
Wynn Macau Ltd., 5.25%, 10/15/21(3)	200,000	206,000
		2,416,795
HOUSEHOLD DURABLES — 0.2%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	138,750
Beazer Homes USA, Inc., 7.25%, 2/1/23	20,000	20,750
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	125,000	129,688
Century Communities, Inc., 6.875%, 5/15/22(3)	30,000	30,675
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(3)	395,000	403,147
KB Home, 4.75%, 5/15/19	110,000	110,550
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	52,250
Meritage Homes Corp., 7.00%, 4/1/22	125,000	137,812
Standard Pacific Corp., 8.375%, 5/15/18	210,000	248,850
Taylor Morrison, Inc., 7.75%, 4/15/20(3)	180,000	198,450
Toll Brothers Finance Corp., 6.75%, 11/1/19	150,000	172,125
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	140,312
		1,783,359
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	45,000	46,238
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	125,000	130,781
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	42,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	106,500

42

	Shares/Principal Amount	Value
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	$95,000	$104,263
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	138,281
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	150,000	156,750
Spectrum Brands, Inc., 6.375%, 11/15/20	230,000	250,412
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	143,000
		1,118,425
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(3)	80,000	91,000
Bombardier, Inc., 5.75%, 3/15/22(3)	100,000	102,250
General Electric Co., 5.25%, 12/6/17	190,000	215,143
General Electric Co., 4.125%, 10/9/42	60,000	59,363
HD Supply, Inc., 8.125%, 4/15/19	100,000	110,750
HD Supply, Inc., 7.50%, 7/15/20	110,000	119,900
Schaeffler Finance BV, 7.75%, 2/15/17(3)	125,000	141,875
		840,281
INSURANCE — 0.2%
Aircastle Ltd., 6.75%, 4/15/17	120,000	134,700
Allstate Corp. (The), 4.50%, 6/15/43	30,000	31,351
Allstate Corp. (The), VRN, 5.75%, 8/15/23	30,000	32,119
American International Group, Inc., 6.40%, 12/15/20	90,000	109,191
American International Group, Inc., 4.875%, 6/1/22	50,000	55,983
American International Group, Inc., MTN, 5.85%, 1/16/18	120,000	137,377
American International Group, Inc., VRN, 8.18%, 5/15/38	130,000	176,475
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	77,342
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	40,000	40,457
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	51,310
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(3)	125,000	133,750
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	135,000	127,744
Genworth Holdings, Inc., 7.20%, 2/15/21	40,000	48,690
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	60,000	68,382
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	20,000	24,272
International Lease Finance Corp., 5.75%, 5/15/16	215,000	231,259
International Lease Finance Corp., 8.75%, 3/15/17	205,000	239,978
International Lease Finance Corp., 6.25%, 5/15/19	125,000	139,219
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(3)	175,000	186,375
Lincoln National Corp., 6.25%, 2/15/20	100,000	119,244
Markel Corp., 4.90%, 7/1/22	70,000	77,108
Markel Corp., 3.625%, 3/30/23	20,000	20,039
MetLife, Inc., 1.76%, 12/15/17	40,000	40,516
MetLife, Inc., 4.125%, 8/13/42	30,000	29,102
MetLife, Inc., 4.875%, 11/13/43	20,000	21,597
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	30,003
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	69,283

43

	Shares/Principal Amount	Value
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	$40,000	$47,269
Travelers Cos., Inc. (The), 4.60%, 8/1/43	40,000	42,750
Voya Financial, Inc., 5.50%, 7/15/22	80,000	91,833
Voya Financial, Inc., 5.70%, 7/15/43	50,000	58,961
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	127,344
WR Berkley Corp., 4.625%, 3/15/22	40,000	42,904
		2,863,927
INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	83,719
Netflix, Inc., 5.75%, 3/1/24(3)	150,000	158,250
		241,969
IT SERVICES — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(3)	100,000	107,000
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	65,000	69,875
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	52,674
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	39,404
First Data Corp., 7.375%, 6/15/19(3)	175,000	188,125
First Data Corp., 8.875%, 8/15/20(3)	100,000	111,250
First Data Corp., 8.25%, 1/15/21(3)	385,000	419,650
First Data Corp., 12.625%, 1/15/21	175,000	210,875
International Business Machines Corp., 1.95%, 7/22/16	230,000	236,575
SunGard Data Systems, Inc., 7.375%, 11/15/18	62,000	65,720
Xerox Corp., 2.95%, 3/15/17	30,000	31,355
		1,532,503
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	67,856
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	63,279
		131,135
MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	150,000	177,000
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	89,692
Deere & Co., 5.375%, 10/16/29	120,000	143,420
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	131,700
Navistar International Corp., 8.25%, 11/1/21	50,000	52,063
		593,875
MARINE†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	210,000	222,075
MEDIA — 0.6%
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	131,579
Altice SA, 7.75%, 5/15/22(3)	110,000	115,913
AMC Entertainment, Inc., 9.75%, 12/1/20	90,000	103,500
Cablevision Systems Corp., 8.625%, 9/15/17	140,000	164,150
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	153,375
CBS Corp., 4.85%, 7/1/42	30,000	30,049
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	215,000	219,569

44

	Shares/Principal Amount	Value
Cinemark USA, Inc., 5.125%, 12/15/22	$55,000	$56,031
Clear Channel Communications, Inc., PIK, 14.00%, 2/1/21	305,525	312,399
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	237,600
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	100,000	107,500
Comcast Corp., 5.90%, 3/15/16	243,000	266,050
Comcast Corp., 6.40%, 5/15/38	100,000	127,343
CSC Holdings LLC, 7.625%, 7/15/18	150,000	174,187
CSC Holdings LLC, 6.75%, 11/15/21	120,000	134,400
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	125,000	132,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	70,000	78,493
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	70,000	74,476
Discovery Communications LLC, 5.625%, 8/15/19	50,000	57,664
Discovery Communications LLC, 3.25%, 4/1/23	30,000	29,595
DISH DBS Corp., 7.125%, 2/1/16	185,000	202,112
DISH DBS Corp., 4.625%, 7/15/17	130,000	138,450
DISH DBS Corp., 6.75%, 6/1/21	205,000	232,419
DISH DBS Corp., 5.00%, 3/15/23	95,000	96,900
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	30,810
Lamar Media Corp., 5.875%, 2/1/22	115,000	123,913
Lamar Media Corp., 5.00%, 5/1/23	140,000	141,750
McClatchy Co. (The), 9.00%, 12/15/22	50,000	57,438
Nara Cable Funding Ltd., 8.875%, 12/1/18(3)	95,000	102,600
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	69,055
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	55,324
NBCUniversal Media LLC, 2.875%, 1/15/23	150,000	149,167
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	108,000	109,890
Numericable Group SA, 6.00%, 5/15/22(3)	330,000	342,787
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,177
Qwest Corp., 7.50%, 10/1/14	90,000	91,898
RR Donnelley & Sons Co., 7.25%, 5/15/18	27,000	31,455
Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	140,625
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	100,125
Sirius XM Holdings, Inc., 5.875%, 10/1/20(3)	125,000	132,812
Sirius XM Holdings, Inc., 5.75%, 8/1/21(3)	125,000	132,188
Time Warner Cable, Inc., 6.75%, 7/1/18	35,000	41,711
Time Warner Cable, Inc., 5.50%, 9/1/41	30,000	33,273
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	48,985
Time Warner, Inc., 7.70%, 5/1/32	130,000	181,585
Time Warner, Inc., 5.35%, 12/15/43	40,000	44,203
Univision Communications, Inc., 6.875%, 5/15/19(3)	225,000	241,312
Univision Communications, Inc., 8.50%, 5/15/21(3)	110,000	121,275
Viacom, Inc., 4.50%, 3/1/21	30,000	32,730
Viacom, Inc., 3.125%, 6/15/22	50,000	49,324
Videotron Ltee, 5.00%, 7/15/22	175,000	180,031
Visant Corp., 10.00%, 10/1/17	125,000	116,563
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	57,365

45

	Shares/Principal Amount	Value
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	$115,000	$121,900
WMG Acquisition Corp., 5.625%, 4/15/22(3)	160,000	160,800
		6,629,325
METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	40,000	40,500
Alcoa, Inc., 5.40%, 4/15/21	110,000	117,807
Alcoa, Inc., 5.95%, 2/1/37	60,000	59,632
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	155,000	174,274
ArcelorMittal, 5.00%, 2/25/17	230,000	244,087
ArcelorMittal, 6.125%, 6/1/18	200,000	220,000
ArcelorMittal, 7.25%, 3/1/41	365,000	385,075
Barrick Gold Corp., 4.10%, 5/1/23	30,000	29,259
Barrick North America Finance LLC, 4.40%, 5/30/21	90,000	92,296
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	30,128
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)	160,000	164,800
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(3)	100,000	105,000
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(3)	110,000	120,038
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	20,000	19,745
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	50,000	53,204
Newmont Mining Corp., 6.25%, 10/1/39	30,000	30,616
Southern Copper Corp., 5.25%, 11/8/42	20,000	18,591
Steel Dynamics, Inc., 5.25%, 4/15/23	95,000	97,613
Teck Resources Ltd., 3.15%, 1/15/17	60,000	62,605
Vale Overseas Ltd., 5.625%, 9/15/19	100,000	113,650
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	21,452
		2,200,372
MULTI-UTILITIES — 0.2%
Calpine Corp., 7.875%, 7/31/20(3)	130,000	142,350
Calpine Corp., 7.50%, 2/15/21(3)	80,000	87,100
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,182
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	38,408
Constellation Energy Group, Inc., 5.15%, 12/1/20	50,000	56,633
Consumers Energy Co., 2.85%, 5/15/22	20,000	20,017
Consumers Energy Co., 3.375%, 8/15/23	70,000	72,389
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	141,296
Dominion Resources, Inc., 2.75%, 9/15/22	50,000	48,915
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	32,168
Duke Energy Corp., 3.55%, 9/15/21	40,000	41,967
Duke Energy Florida, Inc., 6.35%, 9/15/37	51,000	67,834
Edison International, 3.75%, 9/15/17	90,000	96,395
EDP Finance BV, 6.00%, 2/2/18(3)	120,000	132,180
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,804
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	32,511
Florida Power Corp., 3.85%, 11/15/42	40,000	38,270
GenOn Energy, Inc., 9.50%, 10/15/18	125,000	136,250
Georgia Power Co., 4.30%, 3/15/42	30,000	30,246

46

	Shares/Principal Amount	Value
Ipalco Enterprises, Inc., 5.00%, 5/1/18	$95,000	$101,888
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	40,000	40,903
Nisource Finance Corp., 4.45%, 12/1/21	40,000	43,269
Nisource Finance Corp., 5.65%, 2/1/45	40,000	45,392
NRG Energy, Inc., 7.625%, 1/15/18	125,000	143,281
PacifiCorp, 6.00%, 1/15/39	30,000	38,022
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	41,544
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,476
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	33,182
Sempra Energy, 6.50%, 6/1/16	40,000	44,412
Sempra Energy, 2.875%, 10/1/22	70,000	68,809
Southern Power Co., 5.15%, 9/15/41	20,000	22,066
Xcel Energy, Inc., 4.80%, 9/15/41	20,000	21,666
		1,950,825
MULTILINE RETAIL — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	215,000	206,400
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	125,313
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	60,000	63,048
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	50,000	53,158
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	30,000	30,041
Target Corp., 4.00%, 7/1/42	100,000	94,060
		572,020
OIL, GAS AND CONSUMABLE FUELS — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	110,050
Alpha Natural Resources, Inc., 7.50%, 8/1/20(3)	20,000	19,150
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	131,400
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	175,000	187,906
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	77,911
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	50,445
Antero Resources Corp., 5.125%, 12/1/22(3)	140,000	144,025
Apache Corp., 4.75%, 4/15/43	30,000	31,495
BP Capital Markets plc, 4.50%, 10/1/20	70,000	77,908
Chesapeake Energy Corp., 6.625%, 8/15/20	260,000	300,950
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	107,000
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	125,000	132,500
Chevron Corp., 2.43%, 6/24/20	30,000	30,457
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	51,640
Concho Resources, Inc., 5.50%, 10/1/22	150,000	161,625
Concho Resources, Inc., 5.50%, 4/1/23	125,000	134,375
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	41,412
Continental Resources, Inc., 5.00%, 9/15/22	140,000	151,900
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	120,938
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,373
Devon Energy Corp., 5.60%, 7/15/41	60,000	69,979
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	108,250

47

	Shares/Principal Amount	Value
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(3)	$100,000	$101,000
EOG Resources, Inc., 5.625%, 6/1/19	120,000	140,295
EOG Resources, Inc., 4.10%, 2/1/21	40,000	43,727
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	250,000	288,437
Halcon Resources Corp., 8.875%, 5/15/21	100,000	107,000
Hess Corp., 6.00%, 1/15/40	30,000	36,182
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	100,000	105,750
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	163,312
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,366
MEG Energy Corp., 7.00%, 3/31/24(3)	150,000	162,375
Newfield Exploration Co., 5.625%, 7/1/24	88,000	94,160
Noble Energy, Inc., 4.15%, 12/15/21	110,000	118,483
Peabody Energy Corp., 7.375%, 11/1/16	45,000	50,063
Peabody Energy Corp., 6.00%, 11/15/18	430,000	450,425
Peabody Energy Corp., 6.50%, 9/15/20	50,000	51,375
Peabody Energy Corp., 6.25%, 11/15/21	220,000	221,100
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	35,250
Petro-Canada, 6.80%, 5/15/38	60,000	80,110
Petrobras Global Finance BV, 5.625%, 5/20/43	50,000	45,085
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	140,000	149,450
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	50,000	52,116
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	91,640
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	21,550
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	29,250
Petroleos Mexicanos, 5.50%, 6/27/44	30,000	31,088
Phillips 66, 4.30%, 4/1/22	120,000	130,470
Pioneer Natural Resources Co., 3.95%, 7/15/22	20,000	20,897
QEP Resources, Inc., 5.375%, 10/1/22	350,000	356,125
QEP Resources, Inc., 5.25%, 5/1/23	100,000	100,500
Range Resources Corp., 5.75%, 6/1/21	100,000	108,750
Range Resources Corp., 5.00%, 8/15/22	155,000	163,525
Sabine Pass LNG LP, 7.50%, 11/30/16	235,000	261,437
Samson Investment Co., 10.75%, 2/15/20(3)	115,000	120,750
SandRidge Energy, Inc., 7.50%, 3/15/21	265,000	283,550
Shell International Finance BV, 2.375%, 8/21/22	80,000	77,300
Shell International Finance BV, 3.625%, 8/21/42	30,000	27,680
Shell International Finance BV, 4.55%, 8/12/43	20,000	21,243
Statoil ASA, 2.45%, 1/17/23	80,000	77,222
Statoil ASA, 4.80%, 11/8/43	40,000	44,327
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	50,000	53,688
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	49,662
Tesoro Corp., 4.25%, 10/1/17	100,000	105,500
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	38,777
Total Capital SA, 2.125%, 8/10/18	50,000	51,152
Venoco, Inc., 8.875%, 2/15/19	140,000	138,600

48

	Shares/Principal Amount	Value
Whiting Petroleum Corp., 5.75%, 3/15/21	$150,000	$162,375
WPX Energy, Inc., 5.25%, 1/15/17	125,000	134,062
		7,489,870
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	60,000	62,157
International Paper Co., 6.00%, 11/15/41	60,000	72,275
		134,432
PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	145,000	153,881
PHARMACEUTICALS — 0.1%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,557
AbbVie, Inc., 2.90%, 11/6/22	30,000	29,562
Actavis, Inc., 1.875%, 10/1/17	70,000	70,823
Actavis, Inc., 3.25%, 10/1/22	60,000	59,016
Actavis, Inc., 4.625%, 10/1/42	30,000	29,932
Bristol-Myers Squibb Co., 3.25%, 8/1/42	30,000	25,322
Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(3)	90,000	96,975
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(3)	35,000	37,713
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	50,000	49,830
Merck & Co., Inc., 2.40%, 9/15/22	60,000	57,555
Merck & Co., Inc., 3.60%, 9/15/42	10,000	9,106
Mylan, Inc., 5.40%, 11/29/43	10,000	10,836
Roche Holdings, Inc., 6.00%, 3/1/19(3)	35,000	41,382
Roche Holdings, Inc., 7.00%, 3/1/39(3)	40,000	57,213
Sanofi, 4.00%, 3/29/21	55,000	60,004
Valeant Pharmaceuticals International, 6.875%, 12/1/18(3)	100,000	105,625
Valeant Pharmaceuticals International, 6.375%, 10/15/20(3)	225,000	241,594
Valeant Pharmaceuticals International, 6.75%, 8/15/21(3)	80,000	85,300
Valeant Pharmaceuticals International, 7.25%, 7/15/22(3)	125,000	135,781
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	75,000	79,406
		1,343,532
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	60,000	65,298
American Tower Corp., 4.70%, 3/15/22	10,000	10,630
Essex Portfolio LP, 3.625%, 8/15/22	20,000	20,272
Essex Portfolio LP, 3.375%, 1/15/23(3)	30,000	29,726
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,577
HCP, Inc., 3.75%, 2/1/16	60,000	62,982
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	20,332
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	60,663
Hospitality Properties Trust, 4.65%, 3/15/24	120,000	123,688
Host Hotels & Resorts LP, 5.875%, 6/15/19	55,000	59,414
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	29,863
Kilroy Realty LP, 3.80%, 1/15/23	90,000	91,107
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	136,875
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,350
49

	Shares/Principal Amount	Value
Senior Housing Properties Trust, 4.75%, 5/1/24	$60,000	$61,423
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	44,198
		888,398
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	126,562
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)	160,000	161,200
		287,762
ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	108,751
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	43,867
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	59,908
CSX Corp., 4.25%, 6/1/21	50,000	54,614
CSX Corp., 3.70%, 11/1/23	60,000	61,988
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	23,016
Union Pacific Corp., 4.00%, 2/1/21	40,000	43,663
Union Pacific Corp., 4.75%, 9/15/41	80,000	87,450
		483,257
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	14,000	14,718
Advanced Micro Devices, Inc., 7.50%, 8/15/22	110,000	116,325
Freescale Semiconductor, Inc., 8.05%, 2/1/20	103,000	112,270
Freescale Semiconductor, Inc., 6.00%, 1/15/22(3)	290,000	310,300
Intel Corp., 1.35%, 12/15/17	60,000	60,122
		613,735
SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	140,469
Intuit, Inc., 5.75%, 3/15/17	303,000	340,223
Microsoft Corp., 2.375%, 5/1/23	30,000	28,890
Nuance Communications, Inc., 5.375%, 8/15/20(3)	50,000	51,125
Oracle Corp., 2.50%, 10/15/22	100,000	96,842
Oracle Corp., 3.625%, 7/15/23	90,000	93,302
Sabre, Inc., 8.50%, 5/15/19(3)	75,000	83,816
		834,667
SPECIALTY RETAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	72,000	77,008
Hertz Corp. (The), 6.75%, 4/15/19	125,000	134,219
Hertz Corp. (The), 7.375%, 1/15/21	200,000	220,500
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	88,157
Party City Holdings, Inc., 8.875%, 8/1/20	50,000	55,750
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)	225,000	242,158
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	73,325
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	135,000	147,825
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	88,600
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	124,062
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(3)	125,000	110,312
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	87,125

50

	Shares/Principal Amount	Value
United Rentals North America, Inc., 5.75%, 7/15/18	$95,000	$101,888
United Rentals North America, Inc., 8.375%, 9/15/20	175,000	194,250
		1,745,179
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	40,000	40,350
Dell, Inc., 5.875%, 6/15/19	120,000	126,900
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	107,113
Seagate Technology HDD Holdings, 6.80%, 10/1/16	8,000	9,000
		283,363
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	125,000	137,344
Gymboree Corp., 9.125%, 12/1/18	125,000	78,437
Hanesbrands, Inc., 6.375%, 12/15/20	145,000	157,869
L Brands, Inc., 6.625%, 4/1/21	75,000	84,750
L Brands, Inc., 5.625%, 2/15/22	140,000	149,100
Polymer Group, Inc., 7.75%, 2/1/19	125,000	133,594
		741,094
TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22	140,000	135,236
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	120,056
		255,292
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	40,000	55,598
America Movil SAB de CV, 5.00%, 3/30/20	20,000	22,587
MetroPCS Wireless, Inc., 7.875%, 9/1/18	90,000	95,035
MetroPCS Wireless, Inc., 6.625%, 11/15/20	125,000	133,594
Sprint Communications, 6.00%, 12/1/16	245,000	268,581
Sprint Communications, 9.00%, 11/15/18(3)	100,000	121,750
Sprint Communications, 7.00%, 3/1/20(3)	100,000	115,750
Sprint Communications, 6.00%, 11/15/22	220,000	228,250
Sprint Corp., 7.125%, 6/15/24(3)	125,000	135,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)	120,000	129,000
Vodafone Group plc, 5.625%, 2/27/17	30,000	33,597
		1,338,742
TOTAL CORPORATE BONDS (Cost $75,524,105)		79,086,683
U.S. TREASURY SECURITIES — 6.7%
U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	65,758
U.S. Treasury Bonds, 4.375%, 11/15/39	1,400,000	1,682,843
U.S. Treasury Bonds, 4.375%, 5/15/41	200,000	241,188
U.S. Treasury Bonds, 2.75%, 11/15/42	1,450,000	1,297,637
U.S. Treasury Bonds, 2.875%, 5/15/43	550,000	503,852
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	5,206,311	6,590,867
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	830,954	1,051,805
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	776,974	989,974
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	690,254	644,795

51

	Shares/Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	$421,427	$379,712
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	2,429,900	2,531,463
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	1,070,630	1,099,194
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	1,521,234	1,654,283
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	7,491,240	7,745,238
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,555,800	2,640,760
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,008,530	1,037,447
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	819,615	898,855
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,483,245	4,855,565
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	629,112	663,025
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,357,343	1,366,569
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,209,426	2,224,443
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,484,525	1,481,045
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,468,068	4,562,666
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,734,587	2,836,494
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	101,399	110,707
U.S. Treasury Notes, 1.875%, 6/30/15	500,000	509,473
U.S. Treasury Notes, 0.375%, 11/15/15(4)	1,000,000	1,002,500
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	508,672
U.S. Treasury Notes, 2.125%, 12/31/15	3,000,000	3,089,181
U.S. Treasury Notes, 0.375%, 1/15/16	2,750,000	2,755,692
U.S. Treasury Notes, 0.625%, 12/15/16	1,900,000	1,901,039
U.S. Treasury Notes, 0.875%, 2/28/17	600,000	603,000
U.S. Treasury Notes, 0.75%, 6/30/17	1,350,000	1,346,414
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	732,813
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	105,551
U.S. Treasury Notes, 1.375%, 7/31/18	6,400,000	6,426,752
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	701,176
U.S. Treasury Notes, 1.25%, 10/31/18	4,300,000	4,279,003
U.S. Treasury Notes, 1.25%, 11/30/18	680,000	675,803
U.S. Treasury Notes, 1.75%, 5/15/23	1,750,000	1,661,406
TOTAL U.S. TREASURY SECURITIES (Cost $73,363,767)		75,454,660
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 3.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC, VRN, 1.76%, 6/15/14	86,674	87,698
FHLMC, VRN, 1.84%, 6/15/14	180,135	182,900
FHLMC, VRN, 1.98%, 6/15/14	140,000	142,747
FHLMC, VRN, 1.98%, 6/15/14	161,383	165,134
FHLMC, VRN, 2.07%, 6/15/14	344,168	347,313
FHLMC, VRN, 2.26%, 6/15/14	126,156	134,257
FHLMC, VRN, 2.36%, 6/15/14	249,618	250,321
FHLMC, VRN, 2.375%, 6/15/14	319,172	340,924
FHLMC, VRN, 2.40%, 6/15/14	63,377	67,786
FHLMC, VRN, 2.50%, 6/15/14	97,099	103,609
FHLMC, VRN, 2.57%, 6/15/14	69,486	72,684

52

	Shares/Principal Amount	Value
FHLMC, VRN, 2.87%, 6/15/14	$41,054	$42,281
FHLMC, VRN, 3.24%, 6/15/14	52,183	55,827
FHLMC, VRN, 3.29%, 6/15/14	163,192	173,063
FHLMC, VRN, 3.81%, 6/15/14	110,412	116,520
FHLMC, VRN, 4.05%, 6/15/14	90,117	95,771
FHLMC, VRN, 4.35%, 6/15/14	133,081	140,686
FHLMC, VRN, 4.54%, 6/15/14	175,534	183,815
FHLMC, VRN, 5.12%, 6/15/14	16,723	18,004
FHLMC, VRN, 5.22%, 6/15/14	46,384	48,642
FHLMC, VRN, 5.37%, 6/15/14	127,625	137,128
FHLMC, VRN, 6.12%, 6/15/14	40,798	43,790
FNMA, VRN, 1.90%, 6/25/14	160,458	170,863
FNMA, VRN, 1.92%, 6/25/14	299,857	320,310
FNMA, VRN, 1.94%, 6/25/14	211,593	226,032
FNMA, VRN, 1.94%, 6/25/14	337,132	359,419
FNMA, VRN, 1.94%, 6/25/14	417,988	441,693
FNMA, VRN, 1.94%, 6/25/14	251,486	269,503
FNMA, VRN, 2.31%, 6/25/14	57,993	61,844
FNMA, VRN, 2.32%, 6/25/14	159,419	170,439
FNMA, VRN, 2.70%, 6/25/14	172,119	176,298
FNMA, VRN, 3.32%, 6/25/14	115,651	120,232
FNMA, VRN, 3.35%, 6/25/14	70,868	76,193
FNMA, VRN, 3.77%, 6/25/14	79,312	83,908
FNMA, VRN, 3.92%, 6/25/14	96,133	101,693
FNMA, VRN, 3.93%, 6/25/14	47,048	50,032
FNMA, VRN, 5.31%, 6/25/14	169,974	183,498
		5,762,857
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.5%
FHLMC, 7.00%, 6/1/14	37	37
FHLMC, 4.50%, 1/1/19	109,258	116,001
FHLMC, 5.00%, 1/1/21	140,534	151,805
FHLMC, 5.00%, 4/1/21	195,318	210,355
FHLMC, 7.00%, 8/1/29	1,508	1,693
FHLMC, 8.00%, 7/1/30	11,004	13,560
FHLMC, 5.50%, 12/1/33	94,165	106,256
FHLMC, 6.00%, 11/1/38	595,881	665,617
FHLMC, 6.50%, 7/1/47	16,610	18,127
FNMA, 4.00%, 7/14/14(7)	525,000	554,285
FNMA, 7.50%, 6/1/15	483	484
FNMA, 5.50%, 12/1/16	17,066	18,122
FNMA, 4.50%, 5/1/19	64,164	68,236
FNMA, 4.50%, 5/1/19	79,620	84,707
FNMA, 5.00%, 9/1/20	48,625	51,702
FNMA, 7.00%, 6/1/26	536	598
FNMA, 7.50%, 3/1/27	2,074	2,113
FNMA, 7.00%, 1/1/29	4,598	5,140

53

	Shares/Principal Amount	Value
FNMA, 6.50%, 4/1/29	$12,206	$13,764
FNMA, 6.50%, 8/1/29	9,874	11,176
FNMA, 6.50%, 12/1/29	20,825	23,480
FNMA, 7.00%, 3/1/30	5,268	5,930
FNMA, 8.00%, 7/1/30	11,638	12,772
FNMA, 7.50%, 9/1/30	3,189	3,813
FNMA, 6.625%, 11/15/30	950,000	1,352,999
FNMA, 5.00%, 7/1/31	12,577	14,051
FNMA, 7.00%, 9/1/31	15,515	17,440
FNMA, 6.50%, 1/1/32	8,874	10,006
FNMA, 6.50%, 8/1/32	9,268	10,549
FNMA, 6.50%, 11/1/32	86,849	98,612
FNMA, 5.50%, 6/1/33	33,394	37,562
FNMA, 5.50%, 8/1/33	56,914	63,641
FNMA, 5.00%, 11/1/33	400,632	445,173
FNMA, 4.50%, 9/1/35	252,158	272,887
FNMA, 5.00%, 1/1/36	1,446,927	1,602,105
FNMA, 5.00%, 2/1/36	331,662	367,267
FNMA, 5.50%, 1/1/37	238,947	266,873
FNMA, 5.50%, 2/1/37	127,474	141,977
FNMA, 6.50%, 8/1/37	164,715	179,837
FNMA, 4.50%, 2/1/39	451,476	488,526
FNMA, 5.00%, 4/1/40	767,671	853,504
FNMA, 5.00%, 6/1/40	656,296	728,090
FNMA, 3.50%, 1/1/41	649,448	669,879
FNMA, 4.00%, 1/1/41	1,706,433	1,817,531
FNMA, 4.50%, 1/1/41	872,498	946,029
FNMA, 4.50%, 2/1/41	739,970	800,980
FNMA, 4.00%, 5/1/41	636,220	674,837
FNMA, 4.50%, 7/1/41	914,121	995,979
FNMA, 4.50%, 9/1/41	1,074,163	1,162,777
FNMA, 4.00%, 12/1/41	566,894	602,564
FNMA, 4.00%, 1/1/42	324,301	343,985
FNMA, 3.50%, 5/1/42	1,656,130	1,708,233
FNMA, 3.50%, 6/1/42	226,899	234,182
FNMA, 3.50%, 9/1/42	1,851,543	1,909,794
FNMA, 3.00%, 11/1/42	736,068	729,074
FNMA, 6.50%, 8/1/47	26,573	29,167
FNMA, 6.50%, 8/1/47	31,754	34,887
FNMA, 6.50%, 9/1/47	89,229	97,835
FNMA, 6.50%, 9/1/47	3,351	3,676
FNMA, 6.50%, 9/1/47	12,112	13,288
FNMA, 6.50%, 9/1/47	37,256	40,830
FNMA, 6.50%, 9/1/47	4,702	5,149
GNMA, 7.50%, 10/15/25	2,428	2,723
GNMA, 6.00%, 3/15/26	27,991	31,816

54

	Shares/Principal Amount	Value
GNMA, 7.00%, 12/15/27	$4,526	$4,699
GNMA, 6.50%, 2/15/28	2,247	2,555
GNMA, 7.50%, 5/15/30	3,294	3,459
GNMA, 7.00%, 5/15/31	21,739	25,814
GNMA, 5.50%, 11/15/32	48,582	54,331
GNMA, 6.50%, 10/15/38	800,990	911,929
GNMA, 4.00%, 1/20/41	1,470,977	1,574,328
GNMA, 4.50%, 5/20/41	745,055	813,847
GNMA, 4.50%, 6/15/41	671,163	734,210
GNMA, 4.00%, 6/20/42	1,333,843	1,426,433
		27,497,692
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $32,247,164)		33,260,549
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.6%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	42,203	44,511
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	260,538	202,361
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.73%, 6/1/14	122,793	124,502
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	49,561	50,844
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.67%, 6/1/14	245,684	246,606
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	115,070	121,115
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.22%, 6/1/14	103,349	104,054
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 6/1/14	99,623	99,491
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.16%, 6/1/14	63,066	62,502
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.23%, 6/1/14	148,718	149,569
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.64%, 6/1/14	220,878	221,793
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.61%, 6/1/14	61,408	61,723
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 6/1/14	165,047	167,268
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 6/1/14	89,496	91,859
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.66%, 6/1/14	60,684	61,537
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 6/1/14	171,694	174,747
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/14(3)	79,158	78,861
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 6/1/14	290,199	297,518
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	66,471	70,221

55

	Shares/Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.14%, 6/1/14	$167,544	$166,917
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.48%, 6/1/14	114,930	113,856
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.62%, 6/1/14	74,171	75,373
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/14	73,164	73,991
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 6/1/14(3)	224,028	231,461
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	100,186	107,700
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 6/1/14	165,710	170,384
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 6/1/14	220,170	225,131
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	139,143	143,765
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	200,133	206,452
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	28,516	29,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	221,779	234,452
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 6/1/14	354,759	362,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 6/1/14	170,742	173,349
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 6/1/14	78,274	81,168
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.62%, 6/1/14	58,035	59,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 6/1/14	109,874	111,552
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 6/1/14	113,643	117,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 6/1/14	324,639	329,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	178,125	189,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	86,285	88,645
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	96,609	100,478
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	62,246	64,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	18,120	18,659
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 6/1/14	136,137	137,508
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	118,880	125,709
		6,170,340
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	358,427	390,774
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	625,000	625,410
		1,016,184
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,152,805)		7,186,524

56

	Shares/Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.6%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/14	$192,802	$201,394
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/14	175,000	185,126
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	390,000	387,179
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	375,000	373,343
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 6/15/14(3)	325,000	325,943
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	269,121
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/1/14	250,000	252,980
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 6/1/14	100,000	101,991
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/1/14	75,131	75,164
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	325,254	333,220
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	570,259	582,985
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	425,000	440,520
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/14(3)	375,000	376,361
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	100,000	107,409
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	150,000	162,696
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	27,651	28,657
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 6/11/14	75,000	76,432
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 6/11/14	250,000	261,239
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 6/11/14	325,000	344,339
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	175,000	172,715
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	515,964	522,414
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 6/1/14(3)	100,000	104,819
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	445,469	447,526
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,100,050)		6,133,573
MUNICIPAL SECURITIES — 0.3%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	30,000	34,883
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	69,089
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	95,000	129,169

57

	Shares/Principal Amount	Value
California GO, (Building Bonds), 6.65%, 3/1/22	$60,000	$72,755
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	29,359
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	63,022
California GO, (Building Bonds), 7.60%, 11/1/40	40,000	59,420
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	85,660
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	50,000	54,506
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	65,845
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	42,886
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	75,000	100,546
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	54,277
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	101,612
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	41,943
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	30,000	38,196
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	89,238
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.16%, 6/4/14 (LOC: FNMA)	240,000	240,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	62,850
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	45,338
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,400,000	1,002,596
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	109,693
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	169,184
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	50,734
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	62,186
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	65,915
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.14%, 6/4/14 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	23,659
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.05%, 6/2/14 (LOC: Barclays Bank plc)	200,000	200,000
TOTAL MUNICIPAL SECURITIES (Cost $3,266,184)		3,564,561
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth Index Fund	23,903	2,132,865
iShares Russell Midcap Value Index Fund	17,645	1,238,149
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,176,333)		3,371,014

58

	Shares/Principal Amount	Value
COMMERCIAL PAPER(6) — 0.3%
Catholic Health Initiatives, 0.15%, 6/10/14	$500,000	$499,988
Charta LLC, 0.16%, 8/6/14(3)	250,000	249,913
Crown Point Capital Co., 0.18%, 6/3/14	500,000	499,994
Govco LLC, 0.16%, 8/11/14(3)	250,000	249,904
Jupiter Securitization Co. LLC, 0.18%, 6/6/14(3)	500,000	499,993
Lexington Parker Capital, 0.18%, 7/11/14(3)	250,000	249,952
Liberty Street Funding LLC, 0.17%, 8/11/14(3)	250,000	249,904
Thunder Bay Funding LLC, 0.17%, 8/26/14(3)	250,000	249,872
Toyota Motor Credit Corp., 0.19%, 6/12/14	500,000	499,991
TOTAL COMMERCIAL PAPER (Cost $3,249,547)		3,249,511
ASSET-BACKED SECURITIES(5) — 0.3%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(3)	58,433	63,400
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(3)	225,000	228,208
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	131,444
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 6/9/14(3)	325,000	325,110
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 6/16/14	275,000	275,472
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	150,000	150,103
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 6/16/14	437,500	437,605
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 6/10/14(3)	375,000	375,146
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	475,000	475,231
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	250,000	250,808
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	195,000	198,668
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	89,990	99,213
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	60,000	60,150
TOTAL ASSET-BACKED SECURITIES (Cost $3,054,344)		3,070,558
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19	230,000	264,788
CANADA†
Province of Ontario Canada, 1.00%, 7/22/16	40,000	40,395
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	100,000	108,250
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	60,000	76,278
MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17	20,000	22,290
Mexico Government International Bond, MTN, 5.95%, 3/19/19	200,000	233,500
Mexico Government International Bond, 5.125%, 1/15/20	70,000	79,100

59

	Shares/Principal Amount	Value
Mexico Government International Bond, 6.05%, 1/11/40	$80,000	$97,200
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	61,500
		493,590
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	40,000	51,060
Peruvian Government International Bond, 5.625%, 11/18/50	60,000	68,490
		119,550
POLAND†
Poland Government International Bond, 5.125%, 4/21/21	70,000	79,419
SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	106,369
Korea Development Bank (The), 3.25%, 3/9/16	80,000	83,447
Korea Development Bank (The), 4.00%, 9/9/16	70,000	74,559
		264,375
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	30,000	26,625
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,343,980)		1,473,270
PREFERRED STOCKS†
CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(3) (Cost $126,170)	131	132,768
CONVERTIBLE PREFERRED STOCKS†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	1,318	40,700
TOBACCO†
Universal Corp., 6.75%	18	22,066
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,951)		62,766
TEMPORARY CASH INVESTMENTS — 0.8%
SSgA U.S. Government Money Market Fund (Cost $8,501,804)	8,501,804	8,501,804
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $898,278,094)		1,122,852,819
OTHER ASSETS AND LIABILITIES — 0.3%		3,650,125
TOTAL NET ASSETS — 100.0%		$1,126,502,944

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	556,340	CAD	604,731	JPMorgan Chase Bank N.A.	6/30/14	$(996)
USD	1,527,485	CAD	1,660,345	JPMorgan Chase Bank N.A.	6/30/14	(2,735)
USD	41,150	CAD	44,728	JPMorgan Chase Bank N.A.	6/30/14	(72)
USD	812,905	EUR	596,036	UBS AG	6/30/14	461
USD	967,488	EUR	709,379	UBS AG	6/30/14	549
USD	10,263	GBP	6,122	Credit Suisse AG	6/30/14	4
USD	374,304	GBP	222,658	Credit Suisse AG	6/30/14	1,161
						$(1,628)

60

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
7	U.S. Treasury Ultra Long Bonds	September 2014	$1,051,969	$5,172

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $21,466,480, which represented 1.9% of total net assets.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $40,100.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(7)	Forward commitment. Settlement date is indicated.

See Notes to Financial Statements.

61

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $898,278,094)	$1,122,852,819
Cash	1,915
Foreign currency holdings, at value (cost of $470,847)	470,595
Receivable for investments sold	13,447,282
Receivable for capital shares sold	609,338
Receivable for variation margin on futures contracts	1,313
Unrealized appreciation on forward foreign currency exchange contracts	2,175
Dividends and interest receivable	3,267,633
Other assets	23,721
1,140,676,791

Liabilities
Payable for investments purchased	12,032,391
Payable for capital shares redeemed	843,208
Unrealized depreciation on forward foreign currency exchange contracts	3,803
Accrued management fees	1,101,408
Distribution and service fees payable	163,204
Accrued foreign taxes	29,833
14,173,847

Net Assets	$1,126,502,944

Net Assets Consist of:
Capital (par value and paid-in surplus)	$854,283,865
Distributions in excess of net investment income	(2,201,043)
Undistributed net realized gain	49,869,803
Net unrealized appreciation	224,550,319
$1,126,502,944

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$496,547,375	56,377,573	$8.81
Institutional Class, $0.01 Par Value	$127,785,498	14,566,600	$8.77
A Class, $0.01 Par Value	$394,717,050	44,598,067	$8.85*
B Class, $0.01 Par Value	$8,070,099	920,361	$8.77
C Class, $0.01 Par Value	$75,839,327	8,672,362	$8.74
R Class, $0.01 Par Value	$23,471,797	2,650,916	$8.85
R6 Class, $0.01 Par Value	$71,798	8,194	$8.76
*Maximum offering price $9.39 (net asset value divided by 0.9425).

See Notes to Financial Statements.

62

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $291,163)	$7,748,685
Interest	3,799,447
11,548,132

Expenses:
Management fees	6,419,075
Distribution and service fees:
A Class	494,473
B Class	42,217
C Class	366,811
R Class	56,440
Directors' fees and expenses	20,653
Other expenses	5,060
7,404,729

Net investment income (loss)	4,143,403

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	65,542,505
Futures contract transactions	(118,561)
Foreign currency transactions	(50,906)
65,373,038

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $1,031)	(16,903,826)
Futures contracts	6,398
Translation of assets and liabilities in foreign currencies	(14,018)
(16,911,446)

Net realized and unrealized gain (loss)	48,461,592

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,604,995

See Notes to Financial Statements.

63

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$4,143,403	$8,625,029
Net realized gain (loss)	65,373,038	125,448,325
Change in net unrealized appreciation (depreciation)	(16,911,446)	55,212,470
Net increase (decrease) in net assets resulting from operations	52,604,995	189,285,824

Distributions to Shareholders
From net investment income:
Investor Class	(6,306,397)	(6,115,358)
Institutional Class	(1,513,647)	(2,352,342)
A Class	(3,938,741)	(4,475,326)
B Class	(23,225)	(111,468)
C Class	(190,667)	(629,373)
R Class	(170,291)	(268,082)
R6 Class	(424)	—
From net realized gains:
Investor Class	(49,893,095)	(16,334,716)
Institutional Class	(10,338,783)	(5,657,353)
A Class	(38,872,098)	(12,563,232)
B Class	(884,840)	(370,091)
C Class	(7,265,686)	(2,119,675)
R Class	(2,229,654)	(804,957)
R6 Class	(2,643)	—
Decrease in net assets from distributions	(121,630,191)	(51,801,973)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	87,762,974	(77,328,804)

Net increase (decrease) in net assets	18,737,778	60,155,047

Net Assets
Beginning of period	1,107,765,166	1,047,610,119
End of period	$1,126,502,944	$1,107,765,166

Undistributed (distributions in excess of) net investment income	$(2,201,043)	$5,798,946

See Notes to Financial Statements.

64

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Aggressive Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

65

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets - In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

66

Forward Commitments - The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.20% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.70% to 1.00% for the Institutional Class and 0.55% to 0.85% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2014 was 1.19% for the Investor Class, A Class, B Class, C Class and R Class, 0.99% for the Institutional Class and 0.84% for the R6 Class.

67

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2014 totaled $415,051,276, of which $15,383,018 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 totaled $432,965,350, of which $15,946,634 represented U.S. Treasury and Government Agency obligations.

68

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		350,000,000
Sold	4,742,811	$40,844,414	12,656,078	$108,593,798
Issued in reinvestment of distributions	6,678,419	55,371,763	2,722,263	22,078,286
Redeemed	(8,697,158)	(75,320,678)	(15,049,944)	(130,262,122)
	2,724,072	20,895,499	328,397	409,962
Institutional Class/Shares Authorized	75,000,000		75,000,000
Sold	3,163,373	27,526,937	4,364,175	37,432,804
Issued in reinvestment of distributions	1,419,953	11,716,289	991,318	7,984,724
Redeemed	(1,074,486)	(9,208,130)	(14,100,088)	(118,407,464)
	3,508,840	30,035,096	(8,744,595)	(72,989,936)
A Class/Shares Authorized	225,000,000		225,000,000
Sold	4,136,173	36,069,395	7,903,109	69,187,265
Issued in reinvestment of distributions	5,055,845	42,171,642	2,050,698	16,712,932
Redeemed	(5,876,741)	(50,722,148)	(10,792,551)	(93,584,178)
	3,315,277	27,518,889	(838,744)	(7,683,981)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	7,650	64,059	17,593	151,973
Issued in reinvestment of distributions	106,739	884,989	57,561	466,659
Redeemed	(154,865)	(1,326,660)	(355,512)	(3,059,565)
	(40,476)	(377,612)	(280,358)	(2,440,933)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	780,158	6,673,210	1,587,254	13,713,187
Issued in reinvestment of distributions	860,899	7,120,668	316,737	2,562,606
Redeemed	(753,095)	(6,452,582)	(1,075,629)	(9,288,943)
	887,962	7,341,296	828,362	6,986,850
R Class/Shares Authorized	25,000,000		25,000,000
Sold	366,735	3,188,333	897,257	7,755,042
Issued in reinvestment of distributions	287,352	2,399,717	131,446	1,072,988
Redeemed	(378,610)	(3,283,910)	(1,222,194)	(10,463,796)
	275,477	2,304,140	(193,491)	(1,635,766)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	5,864	49,965	2,815	25,000
Issued in reinvestment of distributions	373	3,067	—	—
Redeemed	(858)	(7,366)	—	—
	5,379	45,666	2,815	25,000
Net increase (decrease)	10,676,531	$87,762,974	(8,897,614)	$(77,328,804)

(1) July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

69

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$695,798,902	$202,505,676	—
Corporate Bonds	—	79,086,683	—
U.S. Treasury Securities	—	75,454,660	—
U.S. Government Agency Mortgage-Backed Securities	—	33,260,549	—
Collateralized Mortgage Obligations	—	7,186,524	—
Commercial Mortgage-Backed Securities	—	6,133,573	—
Municipal Securities	—	3,564,561	—
Exchange-Traded Funds	3,371,014	—	—
Commercial Paper	—	3,249,511	—
Asset-Backed Securities	—	3,070,558	—
Sovereign Governments and Agencies	—	1,473,270	—
Preferred Stocks	—	132,768	—
Convertible Preferred Stocks	—	62,766	—
Temporary Cash Investments	8,501,804	—	—
	$707,671,720	$415,181,099	—
Other Financial Instruments
Futures Contracts	$5,172	—	—
Forward Foreign Currency Exchange Contracts	—	$2,175	—
	$5,172	$2,175	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(3,803)	—

70

7. Derivative Instruments

Foreign Currency Risk - The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

Interest Rate Risk - The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

71

Value of Derivative Instruments as of May 31, 2014
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$2,175	Unrealized depreciation on forward foreign currency exchange contracts	$3,803
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,313	Payable for variation margin on futures contracts*	—
		$3,488		$3,803
* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(4,595)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$420
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(118,561)	Change in net unrealized appreciation (depreciation) on futures contracts	6,398
		$(123,156)		$6,818

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$911,326,595
Gross tax appreciation of investments	$218,332,251
Gross tax depreciation of investments	(6,806,027)
Net tax appreciation (depreciation) of investments	$211,526,224

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

72

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$9.46	0.04	0.36	0.40	(0.12)	(0.93)	(1.05)	$8.81	4.94%	1.19%(4)	0.90%(4)	38%	$496,547
2013	$8.31	0.08	1.48	1.56	(0.11)	(0.30)	(0.41)	$9.46	19.71%	1.20%	0.96%	79%	$507,497
2012	$7.46	0.10	0.85	0.95	(0.10)	—	(0.10)	$8.31	12.92%	1.20%	1.30%	80%	$442,983
2011	$7.30	0.09	0.15	0.24	(0.08)	—	(0.08)	$7.46	3.32%	1.20%	1.19%	91%	$445,035
2010	$6.59	0.08	0.72	0.80	(0.09)	—	(0.09)	$7.30	12.18%	1.21%	1.11%	98%	$478,255
2009	$5.29	0.08	1.32	1.40	(0.10)	—	(0.10)	$6.59	26.83%	1.21%	1.43%	134%	$429,634
Institutional Class
2014(3)	$9.44	0.05	0.35	0.40	(0.14)	(0.93)	(1.07)	$8.77	4.95%	0.99%(4)	1.10%(4)	38%	$127,785
2013	$8.28	0.10	1.48	1.58	(0.12)	(0.30)	(0.42)	$9.44	20.13%	1.00%	1.16%	79%	$104,332
2012	$7.44	0.12	0.85	0.97	(0.13)	—	(0.13)	$8.28	13.13%	1.00%	1.50%	80%	$163,871
2011	$7.30	0.11	0.15	0.26	(0.12)	—	(0.12)	$7.44	3.46%	1.00%	1.39%	91%	$127,983
2010	$6.60	0.09	0.72	0.81	(0.11)	—	(0.11)	$7.30	12.46%	1.01%	1.31%	98%	$122,223
2009	$5.31	0.09	1.31	1.40	(0.11)	—	(0.11)	$6.60	26.78%	1.01%	1.63%	134%	$126,801

73

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$9.49	0.03	0.35	0.38	(0.09)	(0.93)	(1.02)	$8.85	4.75%	1.44%(4)	0.65%(4)	38%	$394,717
2013	$8.34	0.06	1.50	1.56	(0.11)	(0.30)	(0.41)	$9.49	19.54%	1.45%	0.71%	79%	$391,638
2012	$7.47	0.08	0.85	0.93	(0.06)	—	(0.06)	$8.34	12.61%	1.45%	1.05%	80%	$351,492
2011	$7.30	0.07	0.15	0.22	(0.05)	—	(0.05)	$7.47	2.94%	1.45%	0.94%	91%	$332,329
2010	$6.57	0.06	0.72	0.78	(0.05)	—	(0.05)	$7.30	11.96%	1.46%	0.86%	98%	$352,882
2009	$5.28	0.07	1.30	1.37	(0.08)	—	(0.08)	$6.57	26.38%	1.46%	1.18%	134%	$351,285
B Class
2014(3)	$9.37	—(5)	0.35	0.35	(0.02)	(0.93)	(0.95)	$8.77	4.41%	2.19%(4)	(0.10)%(4)	38%	$8,070
2013	$8.29	—(5)	1.47	1.47	(0.09)	(0.30)	(0.39)	$9.37	18.53%	2.20%	(0.04)%	79%	$9,002
2012	$7.41	0.02	0.86	0.88	—	—	—	$8.29	11.88%	2.20%	0.30%	80%	$10,287
2011	$7.25	0.01	0.15	0.16	—	—	—	$7.41	2.21%	2.20%	0.19%	91%	$10,982
2010	$6.52	0.01	0.72	0.73	—	—	—	$7.25	11.20%	2.21%	0.11%	98%	$12,471
2009	$5.25	0.02	1.29	1.31	(0.04)	—	(0.04)	$6.52	25.22%	2.21%	0.43%	134%	$13,183

74

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$9.35	—(5)	0.34	0.34	(0.02)	(0.93)	(0.95)	$8.74	4.30%	2.19%(4)	(0.10)%(4)	38%	$75,839
2013	$8.27	—(5)	1.47	1.47	(0.09)	(0.30)	(0.39)	$9.35	18.57%	2.20%	(0.04)%	79%	$72,756
2012	$7.39	0.02	0.86	0.88	—	—	—	$8.27	11.91%	2.20%	0.30%	80%	$57,519
2011	$7.24	0.01	0.14	0.15	—	—	—	$7.39	2.07%	2.20%	0.19%	91%	$54,470
2010	$6.51	0.01	0.72	0.73	—	—	—	$7.24	11.21%	2.21%	0.11%	98%	$55,588
2009	$5.23	0.02	1.30	1.32	(0.04)	—	(0.04)	$6.51	25.51%	2.21%	0.43%	134%	$49,193
R Class
2014(3)	$9.48	0.02	0.35	0.37	(0.07)	(0.93)	(1.00)	$8.85	4.59%	1.69%(4)	0.40%(4)	38%	$23,472
2013	$8.35	0.04	1.49	1.53	(0.10)	(0.30)	(0.40)	$9.48	19.18%	1.70%	0.46%	79%	$22,513
2012	$7.47	0.06	0.85	0.91	(0.03)	—	(0.03)	$8.35	12.30%	1.70%	0.80%	80%	$21,458
2011	$7.28	0.05	0.15	0.20	(0.01)	—	(0.01)	$7.47	2.78%	1.70%	0.69%	91%	$18,226
2010	$6.53	0.04	0.73	0.77	(0.02)	—	(0.02)	$7.28	11.78%	1.71%	0.61%	98%	$17,624
2009	$5.25	0.05	1.30	1.35	(0.07)	—	(0.07)	$6.53	26.02%	1.71%	0.93%	134%	$9,947
R6 Class
2014(3)	$9.44	0.06	0.34	0.40	(0.15)	(0.93)	(1.08)	$8.76	5.02%	0.84%(4)	1.25%(4)	38%	$72
2013(6)	$8.88	0.03	0.53	0.56	—	—	—	$9.44	6.31%	0.85%(4)	1.12%(4)	79%(7)	$27

75

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

76

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

77

Notes

78

Notes

79

Notes

80

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82564 1407

SEMIANNUAL REPORT	MAY 31, 2014

Strategic Allocation: Conservative Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSCX	4.26%	8.77%	9.53%	5.92%	6.29%	2/15/96
S&P 500 Index	—	7.62%	20.45%	18.39%	7.77%	8.20%(2)	—
Barclays U.S. Aggregate Bond Index	—	3.28%	2.71%	4.96%	4.99%	5.78%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.02%	0.03%	0.08%	1.55%	2.64%(2)	—
Institutional Class	ACCIX	4.54%	9.16%	9.73%	6.15%	5.55%	8/1/00
A Class(3)	ACCAX						10/2/96
No sales charge*		4.31%	8.69%	9.26%	5.66%	6.06%
With sales charge*		-1.70%	2.38%	8.00%	5.05%	5.71%
B Class	ACVBX						9/30/04
No sales charge*		3.70%	7.66%	8.40%	—	4.90%
With sales charge*		-1.30%	3.66%	8.26%	—	4.90%
C Class	AACCX						9/30/04
No sales charge*		3.70%	7.66%	8.40%	—	4.90%
With sales charge*		2.72%	7.66%	8.40%	—	4.90%
R Class	AACRX	4.01%	8.25%	8.96%	—	5.27%	3/31/05
R6 Class	AACDX	4.61%	—	—	—	8.08%(1)	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since February 29, 1996, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.00%	0.80%	1.25%	2.00%	2.00%	1.50%	0.65%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

MAY 31, 2014
Top Ten Common Stocks	% of net assets
Johnson & Johnson	0.7%
Apple, Inc.	0.6%
Oracle Corp.	0.6%
Chevron Corp.	0.5%
JPMorgan Chase & Co.	0.4%
Google, Inc.*	0.4%
Exxon Mobil Corp.	0.4%
QUALCOMM, Inc.	0.4%
Wells Fargo & Co.	0.4%
Honeywell International, Inc.	0.4%
*Includes all classes of the issuer.

Geographic Composition of Common Stocks	% of net assets
United States	39.5%
United Kingdom	1.3%
Japan	0.9%
France	0.8%
Other Countries	3.9%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.5 years
Average Duration (effective)	4.8 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	39.5%
Foreign Common Stocks	6.9%
U.S. Treasury Securities	17.9%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Corporate Bonds	7.9%
Sovereign Governments and Agencies	7.1%
Municipal Securities	4.0%
Commercial Paper	2.9%
Commercial Mortgage-Backed Securities	1.5%
Asset-Backed Securities	0.7%
Collateralized Mortgage Obligations	0.3%
Exchange-Traded Funds	0.3%
Convertible Preferred Stocks	—**
Rights	—**
Temporary Cash Investments	2.2%
Other Assets and Liabilities	0.2%
**Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1) 12/1/13 – 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,042.60	$5.04	0.99%
Institutional Class	$1,000	$1,045.40	$4.03	0.79%
A Class	$1,000	$1,043.10	$6.32	1.24%
B Class	$1,000	$1,037.00	$10.11	1.99%
C Class	$1,000	$1,037.00	$10.11	1.99%
R Class	$1,000	$1,040.10	$7.58	1.49%
R6 Class	$1,000	$1,046.10	$3.26	0.64%
Hypothetical
Investor Class	$1,000	$1,020.00	$4.99	0.99%
Institutional Class	$1,000	$1,020.99	$3.98	0.79%
A Class	$1,000	$1,018.75	$6.24	1.24%
B Class	$1,000	$1,015.01	$10.00	1.99%
C Class	$1,000	$1,015.01	$10.00	1.99%
R Class	$1,000	$1,017.50	$7.49	1.49%
R6 Class	$1,000	$1,021.74	$3.23	0.64%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 46.4%
AEROSPACE AND DEFENSE — 1.7%
AAR Corp.	275	$6,682
Airbus Group NV	3,619	259,538
Alliant Techsystems, Inc.	1,185	149,654
American Science & Engineering, Inc.	669	44,890
B/E Aerospace, Inc.(1)	3,130	302,827
BAE Systems plc	49,425	350,522
Boeing Co. (The)	10,370	1,402,542
Exelis Inc.	1,072	18,310
General Dynamics Corp.	8,011	946,259
Honeywell International, Inc.	26,167	2,437,456
KEYW Holding Corp. (The)(1)	542	5,745
Lockheed Martin Corp.	3,279	536,608
Northrop Grumman Corp.	3,788	460,431
Precision Castparts Corp.	1,868	472,567
Raytheon Co.	9,873	963,309
Rockwell Collins, Inc.	2,488	196,652
Rolls-Royce Holdings plc	15,547	271,023
Rolls-Royce Holdings plc Preference Shares	2,083,298	3,492
Textron, Inc.	16,316	639,913
United Technologies Corp.	8,191	951,958
Zodiac Aerospace	6,000	213,306
		10,633,684
AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	3,701	384,460
AIRLINES — 0.4%
Alaska Air Group, Inc.	3,243	319,306
Delta Air Lines, Inc.	11,625	463,954
International Consolidated Airlines Group SA(1)	64,530	425,738
JetBlue Airways Corp.(1)	768	7,419
Southwest Airlines Co.	30,598	809,317
Spirit Airlines, Inc.(1)	6,439	380,351
		2,406,085
AUTO COMPONENTS — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	2,154	39,935
Autoliv, Inc.	1,272	134,832
BorgWarner, Inc.	19,801	1,245,285
Continental AG	1,880	444,504
Cooper Tire & Rubber Co.	357	9,935
Dana Holding Corp.	964	21,343
Delphi Automotive plc	6,937	479,069

8

	Shares/Principal Amount	Value
Gentex Corp.	737	$21,314
Goodyear Tire & Rubber Co. (The)	1,920	50,630
Johnson Controls, Inc.	11,086	536,119
Magna International, Inc.	4,159	425,549
Stanley Electric Co. Ltd.	9,200	218,523
Superior Industries International, Inc.	954	18,985
Tower International, Inc.(1)	835	25,584
Valeo SA	2,940	394,755
		4,066,362
AUTOMOBILES — 0.5%
Daimler AG	7,361	699,380
Ford Motor Co.	55,550	913,242
Fuji Heavy Industries Ltd.	16,000	423,576
Harley-Davidson, Inc.	10,967	781,289
Honda Motor Co., Ltd.	10,400	364,000
Tesla Motors, Inc.(1)	320	66,486
Thor Industries, Inc.	2,750	165,000
		3,412,973
BANKS — 3.4%
American National Bankshares, Inc.	330	7,385
Banco Espirito Santo SA(1)	105,090	142,537
Banco Popular Espanol SA	55,500	391,968
Bank of America Corp.	104,526	1,582,524
Bank of Ireland(1)	575,681	221,297
Bank of Nova Scotia	2,724	174,926
Bankia SA(1)	222,658	452,543
BankUnited, Inc.	2,037	66,284
BOK Financial Corp.	3,291	206,609
Cathay General Bancorp.	1,485	35,685
Central Pacific Financial Corp.	680	12,947
Citigroup, Inc.	34,567	1,644,352
Comerica, Inc.	4,951	237,499
Commerce Bancshares, Inc.	12,980	563,462
Commonwealth Bank of Australia	5,812	441,315
Cullen/Frost Bankers, Inc.	4,541	339,939
East West Bancorp., Inc.	6,530	218,624
Erste Group Bank AG	3,244	112,718
F.N.B. Corp.	2,276	27,858
First Horizon National Corp.	2,158	24,731
First Interstate Bancsystem, Inc.	754	19,355
First NBC Bank Holding Co.(1)	743	25,188
FirstMerit Corp.	920	17,176
Flushing Financial Corp.	446	8,871
Fulton Financial Corp.	1,290	15,415
Heritage Financial Corp.	1,114	17,545
Home Bancshares, Inc.	1,960	59,800

9

	Shares/Principal Amount	Value
IBERIABANK Corp.	410	$25,609
Intesa Sanpaolo SpA	65,080	218,058
JPMorgan Chase & Co.	50,824	2,824,290
KBC Groep NV(1)	6,790	404,200
KeyCorp	40,916	560,140
Lakeland Financial Corp.	353	12,772
Lloyds Banking Group plc(1)	297,485	388,244
M&T Bank Corp.	4,790	581,362
MB Financial, Inc.	539	14,467
National Bankshares, Inc.	417	13,135
OFG Bancorp	1,718	31,027
Park Sterling Corp.	2,165	13,964
PNC Financial Services Group, Inc. (The)	18,392	1,568,286
Popular, Inc.(1)	811	24,476
PrivateBancorp, Inc.	515	13,756
Prosperity Bancshares, Inc.	144	8,371
Renasant Corp.	440	12,175
Royal Bank of Scotland Group plc(1)	64,180	372,867
ServisFirst Bancshares, Inc.(1)	210	18,005
Signature Bank(1)	2,013	233,146
Skandinaviska Enskilda Banken AB A Shares	31,800	431,714
Sumitomo Mitsui Financial Group, Inc.	10,500	423,404
SunTrust Banks, Inc.	23,898	915,771
SVB Financial Group(1)	3,220	339,549
TCF Financial Corp.	706	11,218
Texas Capital Bancshares, Inc.(1)	856	43,827
U.S. Bancorp	32,430	1,368,222
UniCredit SpA	48,960	426,801
Valley National Bancorp	3,988	38,644
ViewPoint Financial Group, Inc.	776	19,284
Wells Fargo & Co.	50,872	2,583,280
Westamerica Bancorp.	6,515	319,040
		21,327,657
BEVERAGES — 0.7%
Anheuser-Busch InBev NV	3,688	404,748
Boston Beer Co., Inc., Class A(1)	47	10,077
Brown-Forman Corp., Class B	5,773	534,984
Coca-Cola Co. (The)	1,200	49,092
Constellation Brands, Inc., Class A(1)	8,390	705,851
Dr Pepper Snapple Group, Inc.	10,217	589,521
PepsiCo, Inc.	20,276	1,790,979
		4,085,252
BIOTECHNOLOGY — 0.9%
ACADIA Pharmaceuticals, Inc.(1)	590	12,183
Acorda Therapeutics, Inc.(1)	342	11,245
Aegerion Pharmaceuticals, Inc.(1)	214	7,030

10

	Shares/Principal Amount	Value
Alexion Pharmaceuticals, Inc.(1)	4,618	$768,066
Alnylam Pharmaceuticals, Inc.(1)	393	23,301
Amgen, Inc.	10,157	1,178,110
Arena Pharmaceuticals, Inc.(1)	1,486	9,139
Biogen Idec, Inc.(1)	3,188	1,018,152
BioMarin Pharmaceutical, Inc.(1)	2,730	158,231
Celldex Therapeutics, Inc.(1)	620	9,058
Cepheid, Inc.(1)	447	20,137
Clovis Oncology, Inc.(1)	140	7,169
CSL Ltd.	7,335	481,870
Dyax Corp.(1)	930	7,673
Exact Sciences Corp.(1)	580	7,818
Exelixis, Inc.(1)	1,632	5,402
Gilead Sciences, Inc.(1)	8,984	729,591
Halozyme Therapeutics, Inc.(1)	740	5,846
ImmunoGen, Inc.(1)	565	6,678
Incyte Corp. Ltd.(1)	2,083	103,213
Insmed, Inc.(1)	190	2,497
Intercept Pharmaceuticals, Inc.(1)	50	11,830
InterMune, Inc.(1)	610	24,168
Ironwood Pharmaceuticals, Inc.(1)	845	12,100
Isis Pharmaceuticals, Inc.(1)	661	19,314
Keryx Biopharmaceuticals, Inc.(1)	724	9,557
MannKind Corp.(1)	1,360	12,104
Merrimack Pharmaceuticals, Inc.(1)	590	4,584
Momenta Pharmaceuticals, Inc.(1)	270	3,345
Myriad Genetics, Inc.(1)	1,854	61,479
Neurocrine Biosciences, Inc.(1)	510	7,084
NPS Pharmaceuticals, Inc.(1)	560	17,433
Opko Health, Inc.(1)	1,334	11,499
Orexigen Therapeutics, Inc.(1)	560	3,618
PDL BioPharma, Inc.	1,213	11,366
Puma Biotechnology, Inc.(1)	170	12,993
Regeneron Pharmaceuticals, Inc.(1)	1,011	310,337
Sarepta Therapeutics, Inc.(1)	240	8,083
Synageva BioPharma Corp.(1)	170	13,795
Synergy Pharmaceuticals, Inc.(1)	590	2,561
United Therapeutics Corp.(1)	2,971	284,444
		5,414,103
BUILDING PRODUCTS — 0.4%
Allegion plc	6,230	326,390
American Woodmark Corp.(1)	472	13,013
Apogee Enterprises, Inc.	863	25,976
Cie de St-Gobain	5,320	303,096
Continental Building Products, Inc.(1)	838	12,981
Daikin Industries Ltd.	7,200	428,959

11

	Shares/Principal Amount	Value
Fortune Brands Home & Security, Inc.	9,608	$384,128
Insteel Industries, Inc.	810	15,900
Lennox International, Inc.	4,358	370,081
Masco Corp.	17,700	377,010
NCI Building Systems, Inc.(1)	1,083	18,140
		2,275,674
CAPITAL MARKETS — 1.3%
Affiliated Managers Group, Inc.(1)	4,091	771,563
Ameriprise Financial, Inc.	6,530	735,343
Ares Management LP(1)	1,282	24,358
BlackRock, Inc.	1,560	475,644
Blackstone Group LP	2,100	65,268
Evercore Partners, Inc., Class A	650	35,776
Franklin Resources, Inc.	26,215	1,447,330
Goldman Sachs Group, Inc. (The)	5,240	837,404
HFF, Inc. Class A	800	25,856
Invesco Ltd.	22,268	817,236
KKR & Co. LP	6,518	148,154
LPL Financial Holdings, Inc.	4,287	201,060
Manning & Napier, Inc.	932	15,928
Morgan Stanley	14,980	462,283
Northern Trust Corp.	19,475	1,176,290
PennantPark Investment Corp.	704	7,779
Solar Capital Ltd.	522	10,878
State Street Corp.	4,320	281,966
Stifel Financial Corp.(1)	3,005	135,826
UBS AG	18,481	371,065
Waddell & Reed Financial, Inc. Class A	3,299	199,194
		8,246,201
CHEMICALS — 1.2%
Akzo Nobel NV	6,089	456,346
Cabot Corp.	1,163	65,768
Chemtura Corp.(1)	2,150	53,707
Clariant AG	9,560	197,499
Dow Chemical Co. (The)	17,992	937,743
E.I. du Pont de Nemours & Co.	4,650	322,291
Eastman Chemical Co.	5,261	464,336
Flotek Industries, Inc.(1)	1,015	28,806
FMC Corp.	5,916	452,929
Hawkins, Inc.	444	16,033
Innophos Holdings, Inc.	751	39,428
Johnson Matthey plc	7,230	389,260
Kronos Worldwide, Inc.	510	7,696
LSB Industries, Inc.(1)	918	35,031
LyondellBasell Industries NV, Class A	11,657	1,160,687
Minerals Technologies, Inc.	104	6,448

12

	Shares/Principal Amount	Value
Monsanto Co.	6,765	$824,315
NewMarket Corp.	245	95,920
Olin Corp.	2,798	76,245
PolyOne Corp.	570	22,874
PPG Industries, Inc.	1,503	303,020
Scotts Miracle-Gro Co. (The), Class A	3,089	185,186
Sensient Technologies Corp.	124	6,795
Sherwin-Williams Co. (The)	1,540	315,099
Sigma-Aldrich Corp.	2,487	245,044
Sika AG	60	237,789
Symrise AG	5,230	283,496
Tronox Ltd. Class A	1,476	39,217
Westlake Chemical Corp.	2,018	163,155
		7,432,163
COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	33,435	1,076,607
Deluxe Corp.	1,368	76,731
KAR Auction Services, Inc.	5,480	167,359
Multi-Color Corp.	1,868	65,623
Republic Services, Inc.	39,596	1,401,699
Stericycle, Inc.(1)	2,230	255,045
Tyco International Ltd.	20,602	899,071
Waste Management, Inc.	4,529	202,356
		4,144,491
COMMUNICATIONS EQUIPMENT — 0.7%
ARRIS Group, Inc.(1)	3,530	116,878
Ciena Corp.(1)	6,645	128,913
Cisco Systems, Inc.	52,821	1,300,453
CommScope Holding Co., Inc.(1)	410	10,840
Harris Corp.	1,678	129,626
Juniper Networks, Inc.(1)	9,973	243,940
Polycom, Inc.(1)	2,165	27,604
QUALCOMM, Inc.	32,327	2,600,707
Riverbed Technology, Inc.(1)	1,728	35,113
Ubiquiti Networks, Inc.(1)	1,640	57,334
		4,651,408
CONSTRUCTION AND ENGINEERING — 0.1%
Great Lakes Dredge & Dock Corp.(1)	1,140	8,687
Koninklijke Boskalis Westminster NV	3,380	192,499
MasTec, Inc.(1)	9,541	343,476
Northwest Pipe Co.(1)	548	19,706
Quanta Services, Inc.(1)	8,117	275,572
URS Corp.	661	29,745
		869,685
CONSTRUCTION MATERIALS — 0.1%
Caesarstone Sdot-Yam Ltd.	540	24,395

13

	Shares/Principal Amount	Value
Headwaters, Inc.(1)	2,715	$35,105
James Hardie Industries SE	23,640	315,268
		374,768
CONSUMER FINANCE — 0.4%
American Express Co.	8,366	765,489
Capital One Financial Corp.	8,710	687,132
Cash America International, Inc.	9,695	460,609
Discover Financial Services	5,409	319,834
Portfolio Recovery Associates, Inc.(1)	2,371	132,278
Santander Consumer USA Holdings, Inc.	6,769	133,011
		2,498,353
CONTAINERS AND PACKAGING — 0.3%
Ball Corp.	8,712	525,856
Bemis Co., Inc.	7,693	318,567
Berry Plastics Group, Inc.(1)	2,499	59,001
Graphic Packaging Holding Co.(1)	6,861	75,403
Packaging Corp. of America	356	24,621
Silgan Holdings, Inc.	677	33,058
Sonoco Products Co.	12,893	544,600
		1,581,106
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	320	26,458
LKQ Corp.(1)	15,790	438,015
Pool Corp.	669	38,621
		503,094
DIVERSIFIED CONSUMER SERVICES†
Nord Anglia Education, Inc.(1)	1,824	32,832
Sotheby's	513	20,253
Steiner Leisure, Ltd.(1)	750	30,135
		83,220
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Berkshire Hathaway, Inc., Class B(1)	8,862	1,137,349
Compass Diversified Holdings	883	15,497
ING Groep NV CVA(1)	36,490	511,092
MarketAxess Holdings, Inc.	501	26,728
Moody's Corp.	4,712	403,065
MSCI, Inc., Class A(1)	4,798	207,082
ORIX Corp.	32,900	521,617
PHH Corp.(1)	705	17,956
Voya Financial, Inc.	810	28,998
		2,869,384
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	29,746	1,055,091
BT Group plc	55,320	368,127
CenturyLink, Inc.	18,818	708,874
Iliad SA	831	265,636

14

	Shares/Principal Amount	Value
tw telecom, inc., Class A(1)	9,100	$298,389
Verizon Communications, Inc.	31,083	1,552,907
		4,249,024
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	423	21,010
American Electric Power Co., Inc.	11,630	620,461
El Paso Electric Co.	886	33,765
Empire District Electric Co. (The)	1,094	26,267
Great Plains Energy, Inc.	22,390	569,826
IDACORP, Inc.	125	6,854
Northeast Utilities	4,991	226,591
Portland General Electric Co.	7,510	248,356
PPL Corp.	10,510	368,796
Southern Co. (The)	8,385	367,095
UIL Holdings Corp.	543	20,075
Westar Energy, Inc.	34,766	1,253,314
Xcel Energy, Inc.	32,243	991,795
		4,754,205
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	4,580	574,836
Eaton Corp. plc	11,650	858,488
Emerson Electric Co.	8,812	588,025
EnerSys	490	33,829
GrafTech International Ltd.(1)	2,169	22,666
Nidec Corp.	10,200	593,063
Regal-Beloit Corp.	2,010	153,423
Rockwell Automation, Inc.	8,035	972,878
Schneider Electric SA	3,630	341,824
Vestas Wind Systems A/S(1)	3,430	184,490
		4,323,522
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Belden, Inc.	449	32,324
CDW Corp.	528	15,528
Cognex Corp.(1)	478	17,208
FARO Technologies, Inc.(1)	164	6,973
FEI Co.	330	27,539
Ingram Micro, Inc., Class A(1)	421	11,691
Keyence Corp.	1,000	388,458
Littelfuse, Inc.	662	58,031
Measurement Specialties, Inc.(1)	530	33,671
Methode Electronics, Inc.	870	27,101
Murata Manufacturing Co. Ltd.	2,900	245,645
TE Connectivity Ltd.	11,405	678,141
Trimble Navigation Ltd.(1)	5,172	186,554
TTM Technologies, Inc.(1)	1,914	14,355
		1,743,219

15

	Shares/Principal Amount	Value
ENERGY EQUIPMENT AND SERVICES — 0.9%
Baker Hughes, Inc.	9,246	$652,028
Bristow Group, Inc.	167	12,689
Cal Dive International, Inc.(1)	162	209
Cameron International Corp.(1)	3,023	193,321
Core Laboratories NV	533	85,200
Dril-Quip, Inc.(1)	2,210	225,906
Frank's International NV	2,940	70,090
Gulfmark Offshore, Inc., Class A	434	20,142
Halliburton Co.	12,840	829,978
Helix Energy Solutions Group, Inc.(1)	358	8,370
Hercules Offshore, Inc.(1)	2,476	11,241
Hornbeck Offshore Services, Inc.(1)	327	14,793
Matrix Service Co.(1)	522	17,043
National Oilwell Varco, Inc.(2)	8,230	608,444
Oceaneering International, Inc.	3,762	271,052
Patterson-UTI Energy, Inc.	4,680	154,861
RigNet, Inc.(1)	510	24,184
RPC, Inc.	5,990	132,319
Schlumberger Ltd.	22,760	2,367,950
Technip SA	1,040	111,685
Tetra Technologies, Inc.(1)	788	9,086
		5,820,591
FOOD AND STAPLES RETAILING — 0.6%
Carrefour SA	6,130	222,857
Casey's General Stores, Inc.	160	11,397
Costco Wholesale Corp.	4,220	489,604
CVS Caremark Corp.	11,780	922,610
Kroger Co. (The)	6,700	319,858
Rite Aid Corp.(1)	6,973	58,294
Seven & I Holdings Co. Ltd.	6,600	263,741
Sprouts Farmers Market, Inc.(1)	4,056	109,918
Sysco Corp.	18,125	680,231
United Natural Foods, Inc.(1)	3,165	213,353
Village Super Market, Inc., Class A	581	14,258
Walgreen Co.	1,737	124,908
Weis Markets, Inc.	342	16,200
Wesfarmers Ltd.	3,831	154,592
		3,601,821
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	13,461	604,937
Associated British Foods plc	11,176	565,368
Campbell Soup Co.	4,240	194,616
ConAgra Foods, Inc.	8,203	264,957
Danone SA	2,906	216,407
General Mills, Inc.	17,495	961,000

16

	Shares/Principal Amount	Value
Hain Celestial Group, Inc. (The)(1)	3,974	$360,521
Hershey Co. (The)	3,976	387,024
Hillshire Brands Co.	8,055	429,170
Hormel Foods Corp.	2,425	119,334
Ingredion, Inc.	2,347	178,724
J&J Snack Foods Corp.	321	30,068
Kellogg Co.	10,620	732,568
Kerry Group plc A Shares	3,530	268,746
Kraft Foods Group, Inc.	3,702	220,121
Mead Johnson Nutrition Co.	7,776	695,719
Mondelez International, Inc., Class A	6,014	226,247
Nestle SA	2,450	192,197
Pilgrim's Pride Corp.(1)	10,395	264,449
Snyders-Lance, Inc.	246	6,686
TreeHouse Foods, Inc.(1)	562	42,122
Tyson Foods, Inc., Class A	11,453	486,294
WhiteWave Foods Co. Class A(1)	1,293	40,717
		7,487,992
GAS UTILITIES — 0.2%
AGL Resources, Inc.	187	9,982
Atmos Energy Corp.	6,016	301,401
Laclede Group, Inc. (The)	11,563	539,761
South Jersey Industries, Inc.	362	20,822
WGL Holdings, Inc.	5,792	234,866
		1,106,832
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.6%
Abaxis, Inc.	175	7,231
Abbott Laboratories	22,040	881,820
Align Technology, Inc.(1)	620	33,858
Becton Dickinson and Co.	4,530	533,181
Boston Scientific Corp.(1)	20,127	258,229
C.R. Bard, Inc.	5,998	887,164
CareFusion Corp.(1)	13,774	591,318
Cie Generale d'Optique Essilor International SA	2,184	229,417
Coloplast A/S B Shares	2,330	201,294
Cooper Cos., Inc. (The)	1,153	148,760
Cyberonics, Inc.(1)	214	13,011
DENTSPLY International, Inc.	6,786	320,910
DexCom, Inc.(1)	2,681	90,511
Endologix, Inc.(1)	610	7,967
Globus Medical, Inc.(1)	460	11,123
GN Store Nord A/S	15,640	431,629
Haemonetics Corp.(1)	1,317	44,857
HeartWare International, Inc.(1)	119	10,730
Hill-Rom Holdings, Inc.	276	10,954
ICU Medical, Inc.(1)	111	6,668

17

	Shares/Principal Amount	Value
IDEXX Laboratories, Inc.(1)	1,695	$217,774
Insulet Corp.(1)	455	16,667
Integra LifeSciences Holdings Corp.(1)	188	8,451
Masimo Corp.(1)	399	9,831
Medtronic, Inc.	37,712	2,301,563
Meridian Bioscience, Inc.	380	7,756
Neogen Corp.(1)	269	10,166
Orthofix International NV(1)	486	15,401
Smith & Nephew plc	17,428	305,566
St. Jude Medical, Inc.	7,083	459,687
STERIS Corp.	3,089	165,323
Stryker Corp.	9,900	836,451
Teleflex, Inc.	6,380	680,363
Thoratec Corp.(1)	450	14,904
Utah Medical Products, Inc.	395	21,650
West Pharmaceutical Services, Inc.	464	19,530
Zimmer Holdings, Inc.	2,392	249,605
		10,061,320
HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Acadia Healthcare Co., Inc.(1)	275	11,726
Aetna, Inc.	8,900	690,195
Air Methods Corp.(1)	232	11,182
AmerisourceBergen Corp.	7,810	571,536
AMN Healthcare Services, Inc.(1)	1,746	19,555
Cardinal Health, Inc.	9,604	678,331
Centene Corp.(1)	372	27,721
Chemed Corp.	147	12,948
Cigna Corp.	2,033	182,523
Emeritus Corp.(1)	361	11,292
Ensign Group, Inc. (The)	190	8,911
Express Scripts Holding Co.(1)	4,401	314,540
Hanger, Inc.(1)	469	14,248
HealthSouth Corp.	757	26,586
IPC The Hospitalist Co., Inc.(1)	158	6,897
LifePoint Hospitals, Inc.(1)	7,631	467,322
Magellan Health Services, Inc.(1)	165	10,047
Molina Healthcare, Inc.(1)	260	11,203
MWI Veterinary Supply, Inc.(1)	120	16,741
National Healthcare Corp.	164	8,856
Patterson Cos., Inc.	7,462	292,212
PharMerica Corp.(1)	181	4,912
Quest Diagnostics, Inc.	9,379	561,708
Team Health Holdings, Inc.(1)	487	24,725
WellCare Health Plans, Inc.(1)	189	14,638
WellPoint, Inc.	4,410	477,868
		4,478,423

18

	Shares/Principal Amount	Value
HEALTH CARE TECHNOLOGY†
athenahealth, Inc.(1)	210	$26,651
Cerner Corp.(1)	3,638	196,634
HMS Holdings Corp.(1)	651	12,239
MedAssets, Inc.(1)	1,076	25,200
Medidata Solutions, Inc.(1)	570	22,042
Quality Systems, Inc.	374	5,823
		288,589
HOTELS, RESTAURANTS AND LEISURE — 0.9%
Accor SA	7,370	389,952
Bally Technologies, Inc.(1)	3,153	186,027
Buffalo Wild Wings, Inc.(1)	100	14,451
Carnival Corp.	8,609	344,618
Carnival plc	3,080	125,195
Cedar Fair LP	428	22,269
Chipotle Mexican Grill, Inc.(1)	1,582	865,496
ClubCorp Holdings, Inc.	525	9,235
Dunkin' Brands Group, Inc.	4,930	220,667
Einstein Noah Restaurant Group, Inc.	752	11,588
Hyatt Hotels Corp., Class A(1)	2,200	134,552
International Game Technology	17,170	215,483
Las Vegas Sands Corp.	6,523	499,140
Marriott International, Inc., Class A	20,743	1,278,184
Noodles & Co.(1)	4,620	153,615
Orient-Express Hotels Ltd. Class A(1)	557	7,324
Papa John's International, Inc.	1,178	51,090
Papa Murphy's Holdings, Inc.(1)	467	5,114
Ruth's Hospitality Group, Inc.	1,900	23,275
Sands China Ltd.	42,800	311,907
Scientific Games Corp. Class A(1)	2,923	26,161
Six Flags Entertainment Corp.	878	35,524
Whitbread plc	6,888	483,301
		5,414,168
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc.(1)	323	24,797
Harman International Industries, Inc.	1,400	147,042
Helen of Troy Ltd.(1)	121	7,013
Libbey, Inc.(1)	760	20,482
M.D.C. Holdings, Inc.	453	12,960
Mohawk Industries, Inc.(1)	2,333	316,495
Newell Rubbermaid, Inc.	7,641	223,728
Panasonic Corp.	26,500	284,524
Standard Pacific Corp.(1)	4,389	35,244
Whirlpool Corp.	2,879	413,280
William Lyon Homes Class A(1)	780	20,506
		1,506,071
19

	Shares/Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.6%
Central Garden and Pet Co.(1)	1,874	$14,917
Church & Dwight Co., Inc.	7,369	510,156
Energizer Holdings, Inc.	4,205	487,780
Kimberly-Clark Corp.	5,279	593,096
Procter & Gamble Co. (The)	14,221	1,148,915
Reckitt Benckiser Group plc	4,160	355,622
Spectrum Brands Holdings, Inc.	188	14,639
Svenska Cellulosa AB B Shares	15,728	437,620
Unicharm Corp.	4,000	242,200
		3,804,945
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS†
AES Corp. (The)	2,335	32,923
INDUSTRIAL CONGLOMERATES — 0.4%
Danaher Corp.	3,840	301,171
General Electric Co.	63,512	1,701,487
Koninklijke Philips Electronics NV	16,829	531,530
Siemens AG	2,150	285,633
		2,819,821
INSURANCE — 1.9%
ACE Ltd.	4,462	462,754
Aflac, Inc.	3,270	200,222
AIA Group Ltd.	55,400	277,609
Allied World Assurance Co. Holdings Ltd.	660	24,750
Allstate Corp. (The)	18,217	1,061,323
American Equity Investment Life Holding Co.	345	7,769
American International Group, Inc.	25,002	1,351,858
AMERISAFE, Inc.	407	15,674
Amtrust Financial Services, Inc.	7,963	340,020
Argo Group International Holdings Ltd.	352	17,054
Arthur J Gallagher & Co.	5,108	234,100
Aspen Insurance Holdings Ltd.	10,534	484,037
AXA SA	14,380	354,994
Baldwin & Lyons, Inc., Class B	978	24,929
Brown & Brown, Inc.	5,919	178,695
Chubb Corp. (The)	4,035	373,883
CNO Financial Group, Inc.	1,075	17,340
Endurance Specialty Holdings Ltd.	220	11,378
Everest Re Group Ltd.	1,251	200,185
Hanover Insurance Group, Inc. (The)	1,045	62,752
HCC Insurance Holdings, Inc.	9,450	443,961
Hiscox Ltd.	20,550	234,404
Infinity Property & Casualty Corp.	177	11,330
Marsh & McLennan Cos., Inc.	1,686	84,755
MetLife, Inc.	21,685	1,104,417
Old Republic International Corp.	19,294	329,928

20

	Shares/Principal Amount	Value
Platinum Underwriters Holdings Ltd.	142	$9,109
Principal Financial Group, Inc.	6,728	314,669
Prudential Financial, Inc.	7,710	633,454
Prudential plc	12,650	293,780
Reinsurance Group of America, Inc.	5,989	468,100
RenaissanceRe Holdings Ltd.	4,645	483,870
St. James's Place plc	29,435	386,077
Symetra Financial Corp.	445	9,278
Travelers Cos., Inc. (The)	14,994	1,401,189
United Fire Group, Inc.	435	12,071
Unum Group	7,592	257,445
Validus Holdings Ltd.	243	9,071
		12,188,234
INTERNET AND CATALOG RETAIL — 0.3%
HSN, Inc.	472	26,253
Netflix, Inc.(1)	290	121,171
Orbitz Worldwide, Inc.(1)	1,220	9,064
Priceline Group, Inc. (The)(1)	519	663,609
Rakuten, Inc.	18,700	242,292
Shutterfly, Inc.(1)	377	15,510
TripAdvisor, Inc.(1)	6,060	588,850
		1,666,749
INTERNET SOFTWARE AND SERVICES — 0.8%
Amber Road, Inc.(1)	1,051	14,378
comScore, Inc.(1)	1,000	31,230
Cornerstone OnDemand, Inc.(1)	340	13,665
CoStar Group, Inc.(1)	3,405	539,863
Criteo SA ADR(1)	3,060	87,975
eBay, Inc.(1)	9,766	495,429
Envestnet, Inc.(1)	810	32,837
Everyday Health, Inc.(1)	616	10,953
Facebook, Inc., Class A(1)	9,034	571,852
Google, Inc., Class A(1)	2,033	1,162,165
Google, Inc., Class C(1)	2,808	1,575,232
LinkedIn Corp., Class A(1)	604	96,694
Q2 Holdings, Inc.(1)	874	11,493
Shutterstock, Inc.(1)	780	50,731
Web.com Group, Inc.(1)	910	31,340
Yelp, Inc.(1)	320	21,168
		4,747,005
IT SERVICES — 0.7%
Alliance Data Systems Corp.(1)	3,016	772,247
Amadeus IT Holding SA A Shares	5,180	227,580
Amdocs Ltd.	3,925	188,871
EVERTEC, Inc.	1,971	47,127
FleetCor Technologies, Inc.(1)	528	66,744

21

	Shares/Principal Amount	Value
iGATE Corp.(1)	810	$28,245
International Business Machines Corp.	4,337	799,569
MasterCard, Inc., Class A	7,314	559,155
MAXIMUS, Inc.	934	41,731
MoneyGram International, Inc.(1)	2,088	27,520
Sabre Corp.(1)	12,500	240,000
SYKES Enterprises, Inc.(1)	568	11,462
VeriFone Systems, Inc.(1)	363	11,910
Virtusa Corp.(1)	869	29,729
Visa, Inc., Class A	5,556	1,193,595
Wirecard AG	4,808	209,729
		4,455,214
LEISURE PRODUCTS — 0.1%
Brunswick Corp.	1,267	54,608
Hasbro, Inc.	8,336	447,643
Malibu Boats, Inc.(1)	576	11,416
Polaris Industries, Inc.	2,180	281,046
		794,713
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	4,556	259,419
Bio-Rad Laboratories, Inc., Class A(1)	1,799	217,193
Covance, Inc.(1)	3,700	310,282
Luminex Corp.(1)	357	6,065
PAREXEL International Corp.(1)	410	20,685
PerkinElmer, Inc.	1	45
Waters Corp.(1)	5,502	551,080
		1,364,769
MACHINERY — 1.1%
Albany International Corp., Class A	1,162	43,284
Briggs & Stratton Corp.	892	18,357
Caterpillar, Inc.	6,000	613,380
Dover Corp.	3,163	275,750
Dynamic Materials Corp.	1,168	25,439
EnPro Industries, Inc.(1)	163	11,963
FANUC Corp.	2,200	374,303
Flowserve Corp.	6,300	464,562
Global Brass & Copper Holdings, Inc.	2,679	43,185
Hardinge, Inc.	684	8,735
Ingersoll-Rand plc	12,930	773,473
ITT Corp.	905	39,530
Kadant, Inc.	451	17,093
Kennametal, Inc.	473	21,304
Komatsu Ltd.	14,800	322,314
Middleby Corp.(1)	2,233	533,285
Mueller Water Products, Inc., Class A	3,437	28,974
PACCAR, Inc.	6,280	397,901

22

	Shares/Principal Amount	Value
Parker-Hannifin Corp.	5,125	$641,804
Pentair Ltd.	4,110	306,770
Rexnord Corp.(1)	352	9,001
Snap-On, Inc.	2,987	350,285
Stanley Black & Decker, Inc.	7,800	681,720
Volvo AB B Shares	9,350	135,947
WABCO Holdings, Inc.(1)	6,058	646,813
Wabtec Corp.	2,976	234,330
		7,019,502
MEDIA — 1.1%
AMC Entertainment Holdings, Inc., Class A(1)	390	8,841
CBS Outdoor Americas, Inc.(1)	281	9,124
Charter Communications, Inc., Class A(1)	1,770	253,358
Comcast Corp., Class A	42,596	2,223,511
Cumulus Media, Inc., Class A(1)	4,157	26,272
Discovery Communications, Inc., Class A(1)	4,399	338,547
E.W. Scripps Co. (The), Class A(1)	385	7,515
Entercom Communications Corp., Class A(1)	3,094	32,301
Entravision Communications Corp., Class A	10,059	53,916
Harte-Hanks, Inc.	692	4,920
ITV plc	49,482	151,037
John Wiley & Sons, Inc., Class A	1,055	57,793
Journal Communications, Inc., Class A(1)	1,761	14,528
LIN Media LLC(1)	847	21,294
Publicis Groupe SA	2,316	199,778
Scripps Networks Interactive, Inc. Class A	3,284	251,095
Sinclair Broadcast Group, Inc., Class A	572	16,920
Sky Deutschland AG(1)	36,502	340,542
Time Warner Cable, Inc.	3,150	444,654
Time Warner, Inc.	895	62,498
Time Warner, Inc.(2)	12,980	866,415
Time, Inc.(1)(2)	1,623	34,884
Tribune Co.(1)	4,340	343,728
Walt Disney Co. (The)	12,952	1,088,098
		6,851,569
METALS AND MINING — 0.4%
Allegheny Technologies, Inc.	470	19,303
AM Castle & Co.(1)	1,661	20,048
BHP Billiton Ltd.	15,951	549,406
Century Aluminum Co.(1)	405	5,528
Compass Minerals International, Inc.	178	16,552
Constellium NV, Class A(1)	9,143	266,427
Freeport-McMoRan Copper & Gold, Inc.	13,860	471,933
Haynes International, Inc.	533	28,302
Horsehead Holding Corp.(1)	3,686	61,114
Newmont Mining Corp.	7,362	168,516

23

	Shares/Principal Amount	Value
Nucor Corp.	7,704	$390,054
Rio Tinto Ltd.	9,500	524,282
		2,521,465
MULTI-UTILITIES — 0.3%
Ameren Corp.	6,790	267,187
Avista Corp.	968	30,308
Black Hills Corp.	297	17,128
Consolidated Edison, Inc.	9,093	500,206
NorthWestern Corp.	5,239	251,472
PG&E Corp.	10,725	491,956
Wisconsin Energy Corp.	9,424	428,980
		1,987,237
MULTILINE RETAIL — 0.5%
Dillard's, Inc., Class A	3,585	404,209
Family Dollar Stores, Inc.	2,922	171,229
Macy's, Inc.	20,430	1,223,553
Target Corp.	27,178	1,542,623
		3,341,614
OIL, GAS AND CONSUMABLE FUELS — 3.1%
Alliance Resource Partners LP	29	2,638
Alpha Natural Resources, Inc.(1)	1,933	6,533
Antero Resources Corp.(1)	4,370	268,755
Apache Corp.	6,927	645,735
Ardmore Shipping Corp.	1,802	25,066
Athlon Energy, Inc.(1)	1,160	50,414
BG Group plc	26,559	543,567
Bonanza Creek Energy, Inc.(1)	193	10,349
Cabot Oil & Gas Corp.	5,170	187,361
Carrizo Oil & Gas, Inc.(1)	520	29,879
Chevron Corp.	25,431	3,122,672
Concho Resources, Inc.(1)	4,280	564,104
Delek US Holdings, Inc.	257	7,985
Devon Energy Corp.	4,990	368,761
Encana Corp.	11,856	276,363
Energy XXI Bermuda Ltd.	1,028	22,051
EOG Resources, Inc.	11,286	1,194,059
Exxon Mobil Corp.	26,693	2,683,447
Gran Tierra Energy, Inc.(1)	20,220	145,988
Gulfport Energy Corp.(1)	3,259	200,526
Hugoton Royalty Trust	1,144	12,550
Imperial Oil Ltd.	33,106	1,630,111
Jones Energy, Inc.(1)	916	16,048
Kodiak Oil & Gas Corp.(1)	1,926	24,518
Marathon Petroleum Corp.	4,080	364,711
Murphy Oil Corp.	3,725	229,721
Noble Energy, Inc.	6,614	476,671

24

	Shares/Principal Amount	Value
Nordic American Tanker Shipping Ltd.	1,161	$9,497
Northern Tier Energy LP	1,018	28,392
Oasis Petroleum, Inc.(1)	13,600	673,200
Occidental Petroleum Corp.	19,297	1,923,718
Pacific Coast Oil Trust	1,240	16,504
PBF Energy, Inc., Class A	493	15,732
PBF Logistics LP(1)	117	3,130
PDC Energy, Inc.(1)	145	9,308
Penn Virginia Corp.(1)	1,357	20,599
Royal Dutch Shell plc, Class A	10,370	407,749
Scorpio Tankers, Inc.	1,896	17,197
Southwestern Energy Co.(1)	7,849	356,894
Statoil ASA	11,710	358,867
Total SA	10,950	768,416
Total SA ADR	10,830	752,143
Vaalco Energy, Inc.(1)	1,361	8,846
Valero Energy Corp.	9,618	539,089
Western Refining, Inc.	290	11,896
Williams Partners LP	7,508	398,750
		19,430,510
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	355	9,287
Clearwater Paper Corp.(1)	232	14,400
International Paper Co.	9,660	460,106
KapStone Paper and Packaging Corp.(1)	1,477	42,907
Wausau Paper Corp.	1,340	14,258
West Fraser Timber Co. Ltd.	3,034	139,346
		680,304
PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	932	13,318
Estee Lauder Cos., Inc. (The), Class A	4,922	377,124
		390,442
PHARMACEUTICALS — 2.6%
AbbVie, Inc.	13,525	734,813
Actavis plc(1)	4,944	1,045,854
Akorn, Inc.(1)	487	13,621
Auxilium Pharmaceuticals, Inc.(1)	480	10,742
Bayer AG	3,360	485,958
Bristol-Myers Squibb Co.	13,420	667,511
Eli Lilly & Co.	10,741	642,956
Endo International plc(1)	3,640	256,948
Hospira, Inc.(1)	8,741	429,795
Johnson & Johnson	43,898	4,453,891
Medicines Co. (The)(1)	428	11,941
Merck & Co., Inc.	40,533	2,345,239
Nektar Therapeutics(1)	829	9,724

25

	Shares/Principal Amount	Value
Novartis AG	8,547	$766,415
Novo Nordisk A/S B Shares	8,690	367,561
Pacira Pharmaceuticals, Inc.(1)	250	19,403
Perrigo Co. plc	1,166	161,141
Pfizer, Inc.	58,891	1,744,940
Prestige Brands Holdings, Inc.(1)	573	19,597
Questcor Pharmaceuticals, Inc.	289	26,048
Roche Holding AG	2,961	871,271
Salix Pharmaceuticals Ltd.(1)	2,630	300,030
Shire plc	4,160	238,058
Teva Pharmaceutical Industries Ltd. ADR	7,442	375,747
VIVUS, Inc.(1)	655	3,229
Zoetis, Inc.	19,090	586,063
		16,588,496
PROFESSIONAL SERVICES — 0.1%
Adecco SA	2,353	196,412
Capita Group plc (The)	9,476	175,832
CDI Corp.	1,453	20,240
Huron Consulting Group, Inc.(1)	405	27,491
Intertek Group plc	2,520	123,257
Kforce, Inc.	1,558	34,323
Korn/Ferry International(1)	1,360	41,303
Manpowergroup, Inc.	1,722	141,169
Nielsen NV	2,610	125,959
On Assignment, Inc.(1)	1,023	36,061
		922,047
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Acadia Realty Trust	4,200	115,878
Alexandria Real Estate Equities, Inc.	3,910	297,512
American Campus Communities, Inc.	7,528	292,387
Annaly Capital Management, Inc.	32,621	384,602
Apartment Investment & Management Co., Class A	7,088	223,130
Apollo Commercial Real Estate Finance, Inc.	1,081	18,107
Armada Hoffler Properties, Inc.	1,274	12,307
Associated Estates Realty Corp.	1,026	17,740
AvalonBay Communities, Inc.	2,000	283,680
Blackstone Mortgage Trust, Inc., Class A	368	10,937
Boston Properties, Inc.	4,833	583,246
Brixmor Property Group, Inc.	11,140	242,295
Camden Property Trust	2,800	196,672
Campus Crest Communities, Inc.	3,035	26,920
Capstead Mortgage Corp.	9,443	124,364
CBL & Associates Properties, Inc.	705	13,268
Chatham Lodging Trust	937	21,082
Chimera Investment Corp.	3,452	10,874
Colony Financial, Inc.	538	11,922

26

	Shares/Principal Amount	Value
Corporate Office Properties Trust	4,801	$132,268
Corrections Corp. of America	13,541	440,489
Cousins Properties, Inc.	18,001	216,012
DCT Industrial Trust, Inc.	16,730	132,502
DDR Corp.	12,282	212,601
DiamondRock Hospitality Co.	1,060	13,165
Duke Realty Corp.	14,178	250,951
Empire State Realty Trust, Inc.	18,713	306,706
EPR Properties	325	17,524
Equity One, Inc.	1,100	25,256
Equity Residential	8,657	535,003
Essex Property Trust, Inc.	2,360	427,066
Excel Trust, Inc.	1,308	17,266
Extra Space Storage, Inc.	2,248	117,683
Federal Realty Investment Trust	1,300	155,376
First Industrial Realty Trust, Inc.	5,793	107,402
General Growth Properties, Inc.	17,432	415,405
Hatteras Financial Corp.	893	18,119
HCP, Inc.	5,525	230,669
Health Care REIT, Inc.	10,269	649,309
Healthcare Trust of America, Inc. Class A	11,600	140,360
Hersha Hospitality Trust	1,395	8,830
Highwoods Properties, Inc.	357	14,487
Host Hotels & Resorts, Inc.	20,946	462,278
Hudson Pacific Properties, Inc.	6,906	163,672
Kilroy Realty Corp.	4,400	266,552
Kimco Realty Corp.	9,650	221,178
LaSalle Hotel Properties	677	22,334
Macerich Co. (The)	4,264	281,595
Mack-Cali Realty Corp.	696	15,138
Medical Properties Trust, Inc.	1,133	15,318
MFA Financial, Inc.	2,780	22,879
National Retail Properties, Inc.	5,100	178,398
New Residential Investment Corp.	1,795	11,380
Pebblebrook Hotel Trust	5,343	189,890
Pennsylvania Real Estate Investment Trust	656	11,775
PennyMac Mortgage Investment Trust	605	12,778
Piedmont Office Realty Trust, Inc., Class A	27,279	507,935
Prologis, Inc.	13,674	567,608
Public Storage	2,300	396,474
RLJ Lodging Trust	5,174	143,372
Rouse Properties, Inc.	1,378	22,489
Sabra Health Care REIT, Inc.	235	6,881
Simon Property Group, Inc.	7,351	1,223,647
SL Green Realty Corp.	3,798	415,843
Spirit Realty Capital, Inc.	7,635	86,199

27

	Shares/Principal Amount	Value
Summit Hotel Properties, Inc.	2,423	$24,327
Sun Communities, Inc.	328	15,882
Sunstone Hotel Investors, Inc.	11,314	166,203
Taubman Centers, Inc.	4,100	307,090
Two Harbors Investment Corp.	1,999	21,049
UDR, Inc.	10,913	300,326
Urstadt Biddle Properties, Inc., Class A	1,210	25,071
Ventas, Inc.	7,240	483,632
Vornado Realty Trust	4,909	525,656
Washington Prime Group, Inc.(1)	398	7,906
Washington Real Estate Investment Trust	703	18,158
		14,612,285
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
Daito Trust Construction Co. Ltd.	1,200	129,961
Global Logistic Properties Ltd.	86,000	190,608
Howard Hughes Corp. (The)(1)	900	133,272
Jones Lang LaSalle, Inc.	2,570	311,715
Mitsubishi Estate Co. Ltd.	6,000	145,639
		911,195
ROAD AND RAIL — 0.4%
Canadian Pacific Railway Ltd.	1,000	167,371
Canadian Pacific Railway Ltd. New York Shares	4,777	800,243
Celadon Group, Inc.	750	17,520
Heartland Express, Inc.	957	20,695
Kansas City Southern	4,122	443,197
Marten Transport Ltd.	817	19,682
Roadrunner Transportation Systems, Inc.(1)	1,260	32,911
Saia, Inc.(1)	1,081	47,110
Swift Transportation Co.(1)	2,059	50,981
Union Pacific Corp.	4,047	806,446
Werner Enterprises, Inc.	8,913	235,303
		2,641,459
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
Applied Materials, Inc.	84,238	1,700,765
ARM Holdings plc	18,200	280,663
ASML Holding NV	4,632	397,536
Avago Technologies Ltd.	6,990	493,983
Broadcom Corp., Class A	13,598	433,368
Cavium, Inc.(1)	596	29,192
Cypress Semiconductor Corp.	933	9,563
Exar Corp.(1)	2,484	27,026
Fairchild Semiconductor International, Inc.(1)	1,612	23,648
Intel Corp.	33,078	903,691
KLA-Tencor Corp.	5,959	390,434
Kulicke & Soffa Industries, Inc.(1)	2,162	30,463
Linear Technology Corp.	11,566	533,887

28

	Shares/Principal Amount	Value
Maxim Integrated Products, Inc.	5,206	$178,305
Microchip Technology, Inc.	20,673	984,035
Micron Technology, Inc.(1)	13,335	381,248
MKS Instruments, Inc.	506	14,598
Nanometrics, Inc.(1)	1,154	19,803
NXP Semiconductor NV(1)	6,772	420,541
Photronics, Inc.(1)	3,433	30,176
Semtech Corp.(1)	1,030	26,718
Spansion, Inc., Class A(1)	686	13,068
SunEdison, Inc.(1)	1,400	27,566
Teradyne, Inc.	28,047	499,237
Texas Instruments, Inc.	4,045	190,034
Xilinx, Inc.	4,875	228,930
		8,268,478
SOFTWARE - 1.4%
Aspen Technology, Inc.(1)	1,488	63,969
AVG Technologies NV(1)	457	8,848
Bottomline Technologies, Inc.(1)	740	21,327
BroadSoft, Inc.(1)	646	13,934
CA, Inc.	5,277	151,397
Check Point Software Technologies Ltd.(1)	3,029	195,310
CommVault Systems, Inc.(1)	553	27,053
Compuware Corp.	2,561	25,354
Covisint Corp.(1)	421	2,130
Electronic Arts, Inc.(1)	56,206	1,974,517
FireEye, Inc.(1)	380	12,491
Manhattan Associates, Inc.(1)	970	31,486
Mentor Graphics Corp.	2,123	44,986
Microsoft Corp.	46,157	1,889,668
Monotype Imaging Holdings, Inc.	974	25,081
NetSuite, Inc.(1)	2,547	205,008
Oracle Corp.	85,015	3,572,330
Solera Holdings, Inc.	380	24,795
Splunk, Inc.(1)	3,447	144,291
Synopsys, Inc.(1)	5,903	227,206
Ultimate Software Group, Inc.(1)	126	16,018
Varonis Systems, Inc.(1)	1,376	33,698
VMware, Inc., Class A(1)	1,472	142,048
		8,852,945
SPECIALTY RETAIL — 0.9%
AutoZone, Inc.(1)	934	497,355
Bed Bath & Beyond, Inc.(1)	2,055	125,047
Brown Shoe Co., Inc.	1,190	33,499
Conn's, Inc.(1)	373	17,397
CST Brands, Inc.	6,769	223,851
Destination Maternity Corp.	752	17,394

29

	Shares/Principal Amount	Value
DSW, Inc. Class A	790	$19,790
GameStop Corp., Class A	10,439	395,116
Group 1 Automotive, Inc.	130	10,465
Guess?, Inc.	2,290	58,395
Home Depot, Inc. (The)	11,115	891,756
Inditex SA	1,008	146,337
Kirkland's, Inc.(1)	1,260	22,365
Lithia Motors, Inc. Class A	707	55,450
Lowe's Cos., Inc.	30,556	1,438,576
Lumber Liquidators Holdings, Inc.(1)	3,081	239,332
MarineMax, Inc.(1)	886	14,238
O'Reilly Automotive, Inc.(1)	2,841	420,326
Penske Automotive Group, Inc.	566	26,330
PetSmart, Inc.	2,260	129,882
Restoration Hardware Holdings, Inc.(1)	3,200	212,736
Ross Stores, Inc.	4,647	318,087
Tractor Supply Co.	5,794	376,726
		5,690,450
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 1.3%
Apple, Inc.	6,360	4,025,880
EMC Corp.	23,246	617,414
Hewlett-Packard Co.	33,354	1,117,359
SanDisk Corp.	8,908	860,780
Seagate Technology plc	2,440	131,101
Silicon Graphics International Corp.(1)	2,635	23,267
Super Micro Computer, Inc.(1)	1,050	22,575
Western Digital Corp.	17,824	1,565,838
		8,364,214
TEXTILES, APPAREL AND LUXURY GOODS — 0.7%
adidas AG	1,557	167,120
Burberry Group plc	10,859	279,034
Cie Financiere Richemont SA	2,500	263,400
Coach, Inc.	2,579	104,991
Culp, Inc.	1,288	23,751
Deckers Outdoor Corp.(1)	369	28,520
Hanesbrands, Inc.	14,821	1,257,265
Kate Spade & Co.(1)	7,260	264,337
Luxottica Group SpA	5,748	328,303
Michael Kors Holdings Ltd.(1)	4,602	434,337
Movado Group, Inc.	942	36,069
Pandora A/S	8,310	615,684
Under Armour, Inc., Class A(1)	6,428	326,478
		4,129,289
THRIFTS AND MORTGAGE FINANCE — 0.2%
Aareal Bank AG	8,340	394,550
Astoria Financial Corp.	888	11,348

30

	Shares/Principal Amount	Value
Capitol Federal Financial, Inc.	8,398	$101,616
Dime Community Bancshares, Inc.	1,050	15,876
EverBank Financial Corp.	6,426	122,415
MGIC Investment Corp.(1)	956	8,107
Oritani Financial Corp.	1,373	20,691
People's United Financial, Inc.	29,084	417,937
Provident Financial Services, Inc.	446	7,551
Radian Group, Inc.	702	10,123
		1,110,214
TOBACCO — 0.1%
Altria Group, Inc.	10,550	438,458
Japan Tobacco, Inc.	7,400	250,350
Philip Morris International, Inc.	47	4,161
		692,969
TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Ashtead Group plc	43,563	642,959
H&E Equipment Services, Inc.(1)	1,239	42,932
Kaman Corp.	359	15,268
Travis Perkins plc	9,040	255,022
United Rentals, Inc.(1)	4,148	419,156
		1,375,337
TRANSPORTATION INFRASTRUCTURE†
Aegean Marine Petroleum Network, Inc.	1,756	17,788
WATER UTILITIES†
Artesian Resources Corp., Class A	663	14,838
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
RingCentral, Inc., Class A(1)	1,431	17,415
Rogers Communications, Inc., Class B	7,295	294,814
SBA Communications Corp., Class A(1)	8,972	910,658
		1,222,887
TOTAL COMMON STOCKS (Cost $216,693,337)		291,607,807
U.S. TREASURY SECURITIES — 17.9%
U.S. Treasury Bonds, 5.50%, 8/15/28	$1,100,000	1,446,672
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	4,110,946
U.S. Treasury Bonds, 4.375%, 5/15/41	150,000	180,891
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	825,895
U.S. Treasury Bonds, 2.875%, 5/15/43	1,400,000	1,282,532
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,576,683	8,325,672
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	754,418	954,928
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,057,547	1,347,465
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	878,506	820,648
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	770,903	694,595
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	2,065,415	2,151,743
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	802,973	824,396

31

	Shares/Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	$2,340,360	$2,545,050
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,098,205	5,271,065
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,044,640	2,112,608
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,397,290	3,716,448
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,100,700	1,241,297
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,361,516	1,400,553
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	1,311,384	1,438,169
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,969,380	5,382,072
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,302,838	3,480,881
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,618,371	1,629,371
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,233,168	1,241,550
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,890,478	3,881,359
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,351,051	3,421,999
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,785,228	2,889,022
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	202,798	221,414
U.S. Treasury Notes, 0.25%, 5/31/15	5,000,000	5,007,325
U.S. Treasury Notes, 1.875%, 6/30/15	1,000,000	1,018,945
U.S. Treasury Notes, 0.375%, 11/15/15(3)	1,700,000	1,704,250
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,526,016
U.S. Treasury Notes, 2.125%, 12/31/15	1,500,000	1,544,590
U.S. Treasury Notes, 0.375%, 1/15/16	8,500,000	8,517,595
U.S. Treasury Notes, 0.50%, 6/15/16	700,000	701,614
U.S. Treasury Notes, 0.625%, 12/15/16	1,500,000	1,500,820
U.S. Treasury Notes, 0.75%, 6/30/17	500,000	498,672
U.S. Treasury Notes, 1.875%, 10/31/17	4,300,000	4,429,671
U.S. Treasury Notes, 0.875%, 1/31/18	750,000	744,258
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	316,652
U.S. Treasury Notes, 1.375%, 7/31/18	10,450,000	10,493,681
U.S. Treasury Notes, 1.25%, 10/31/18	6,000,000	5,970,702
U.S. Treasury Notes, 1.25%, 11/30/18	1,800,000	1,788,890
U.S. Treasury Notes, 1.75%, 5/15/23	3,900,000	3,702,562
TOTAL U.S. TREASURY SECURITIES (Cost $108,853,446)		112,305,484
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 8.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.4%
FHLMC, VRN, 1.76%, 6/15/14	130,011	131,548
FHLMC, VRN, 1.84%, 6/15/14	315,236	320,075
FHLMC, VRN, 1.98%, 6/15/14	210,000	214,121
FHLMC, VRN, 1.98%, 6/15/14	290,489	297,242
FHLMC, VRN, 2.07%, 6/15/14	559,272	564,383
FHLMC, VRN, 2.26%, 6/15/14	100,925	107,406
FHLMC, VRN, 2.36%, 6/15/14	408,465	409,615
FHLMC, VRN, 2.375%, 6/15/14	478,758	511,385
FHLMC, VRN, 2.40%, 6/15/14	138,638	148,282
FHLMC, VRN, 2.50%, 6/15/14	32,366	34,537
FHLMC, VRN, 2.57%, 6/15/14	101,333	105,998

32

	Shares/Principal Amount	Value
FHLMC, VRN, 2.87%, 6/15/14	$102,636	$105,702
FHLMC, VRN, 3.24%, 6/15/14	104,365	111,654
FHLMC, VRN, 3.29%, 6/15/14	326,385	346,126
FHLMC, VRN, 3.81%, 6/15/14	110,412	116,520
FHLMC, VRN, 4.05%, 6/15/14	143,127	152,107
FHLMC, VRN, 4.35%, 6/15/14	239,547	253,236
FHLMC, VRN, 4.54%, 6/15/14	315,961	330,867
FHLMC, VRN, 5.12%, 6/15/14	83,614	90,019
FHLMC, VRN, 5.37%, 6/15/14	206,163	221,515
FHLMC, VRN, 6.12%, 6/15/14	126,926	136,234
FNMA, VRN, 1.90%, 6/25/14	260,744	277,652
FNMA, VRN, 1.92%, 6/25/14	399,809	427,079
FNMA, VRN, 1.94%, 6/25/14	290,940	310,794
FNMA, VRN, 1.94%, 6/25/14	618,076	658,935
FNMA, VRN, 1.94%, 6/25/14	417,988	441,693
FNMA, VRN, 1.94%, 6/25/14	314,358	336,879
FNMA, VRN, 2.31%, 6/25/14	28,996	30,922
FNMA, VRN, 2.32%, 6/25/14	227,742	243,484
FNMA, VRN, 2.70%, 6/25/14	325,113	333,006
FNMA, VRN, 3.32%, 6/25/14	173,477	180,348
FNMA, VRN, 3.35%, 6/25/14	116,724	125,494
FNMA, VRN, 3.77%, 6/25/14	211,498	223,755
FNMA, VRN, 3.92%, 6/25/14	174,787	184,897
FNMA, VRN, 3.93%, 6/25/14	73,185	77,827
FNMA, VRN, 5.31%, 6/25/14	279,958	302,233
		8,863,570
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.2%
FHLMC, 7.00%, 6/1/14	89	89
FHLMC, 6.50%, 6/1/16	10,947	11,305
FHLMC, 4.50%, 1/1/19	296,662	314,970
FHLMC, 5.00%, 1/1/21	499,675	539,750
FHLMC, 5.00%, 4/1/21	116,261	125,212
FHLMC, 8.00%, 7/1/30	5,031	6,199
FHLMC, 6.50%, 5/1/31	15,035	16,963
FHLMC, 5.50%, 12/1/33	207,162	233,763
FHLMC, 5.50%, 1/1/38	449,786	499,125
FHLMC, 6.00%, 2/1/38	465,400	520,237
FHLMC, 6.00%, 11/1/38	417,542	466,408
FHLMC, 4.00%, 4/1/41	873,162	928,259
FHLMC, 6.50%, 7/1/47	26,670	29,108
FNMA, 7.50%, 6/1/15	322	323
FNMA, 4.50%, 5/1/19	190,669	202,852
FNMA, 4.50%, 5/1/19	141,837	150,838
FNMA, 5.00%, 9/1/20	270,139	287,234
FNMA, 7.00%, 6/1/26	536	598
FNMA, 7.50%, 3/1/27	2,074	2,113

33

	Shares/Principal Amount	Value
FNMA, 6.50%, 6/1/29	$12,675	$14,287
FNMA, 7.00%, 7/1/29	4,053	4,524
FNMA, 7.00%, 3/1/30	10,536	11,860
FNMA, 7.50%, 9/1/30	6,377	7,626
FNMA, 6.625%, 11/15/30	1,290,000	1,837,230
FNMA, 6.50%, 9/1/31	36,040	40,638
FNMA, 7.00%, 9/1/31	15,515	17,440
FNMA, 6.50%, 1/1/32	17,748	20,012
FNMA, 5.50%, 6/1/33	164,403	184,918
FNMA, 5.50%, 8/1/33	796,799	890,981
FNMA, 5.50%, 9/1/33	201,262	227,746
FNMA, 5.00%, 11/1/33	743,546	826,211
FNMA, 5.50%, 1/1/34	596,973	668,555
FNMA, 4.50%, 9/1/35	453,884	491,197
FNMA, 5.00%, 2/1/36	724,128	801,865
FNMA, 5.50%, 4/1/36	132,361	147,919
FNMA, 5.00%, 10/1/36	159,463	176,279
FNMA, 5.50%, 12/1/36	299,559	333,794
FNMA, 5.50%, 1/1/37	860,209	960,743
FNMA, 5.50%, 2/1/37	191,579	213,376
FNMA, 6.50%, 8/1/37	264,488	288,770
FNMA, 5.00%, 4/1/40	1,343,425	1,493,632
FNMA, 5.00%, 6/1/40	1,031,323	1,144,141
FNMA, 4.50%, 8/1/40	1,600,473	1,731,815
FNMA, 4.00%, 1/1/41	1,283,634	1,367,205
FNMA, 4.50%, 1/1/41	1,395,997	1,513,646
FNMA, 4.50%, 2/1/41	1,035,958	1,121,372
FNMA, 5.00%, 6/1/41	1,161,445	1,287,813
FNMA, 4.50%, 7/1/41	788,035	858,602
FNMA, 4.50%, 9/1/41	1,879,786	2,034,859
FNMA, 4.50%, 9/1/41	625,461	677,114
FNMA, 4.00%, 12/1/41	1,322,752	1,405,982
FNMA, 4.00%, 1/1/42	798,988	848,746
FNMA, 4.00%, 1/1/42	972,903	1,031,955
FNMA, 3.50%, 5/1/42	2,070,163	2,135,291
FNMA, 3.50%, 6/1/42	907,595	936,730
FNMA, 3.50%, 9/1/42	1,645,816	1,697,594
FNMA, 3.00%, 11/1/42	1,610,148	1,594,849
FNMA, 6.50%, 8/1/47	50,988	56,019
FNMA, 6.50%, 8/1/47	42,670	46,835
FNMA, 6.50%, 9/1/47	143,279	157,098
FNMA, 6.50%, 9/1/47	5,381	5,903
FNMA, 6.50%, 9/1/47	19,448	21,337
FNMA, 6.50%, 9/1/47	59,824	65,562
FNMA, 6.50%, 9/1/47	7,550	8,268
GNMA, 7.00%, 1/15/24	2,912	3,362

34

	Shares/Principal Amount	Value
GNMA, 8.00%, 7/15/24	$5,452	$5,909
GNMA, 8.00%, 9/15/24	4,355	4,899
GNMA, 9.00%, 4/20/25	1,337	1,537
GNMA, 7.00%, 9/15/25	8,966	9,438
GNMA, 7.50%, 10/15/25	8,901	9,984
GNMA, 7.50%, 2/15/26	14,557	16,414
GNMA, 6.00%, 4/15/26	1,086	1,220
GNMA, 8.25%, 7/15/26	33,925	35,566
GNMA, 7.00%, 12/15/27	21,122	21,927
GNMA, 6.50%, 2/15/28	7,244	8,238
GNMA, 6.50%, 2/15/28	1,338	1,520
GNMA, 6.50%, 3/15/28	10,821	12,298
GNMA, 6.50%, 4/15/28	1,376	1,565
GNMA, 6.00%, 10/15/28	25,668	29,050
GNMA, 7.00%, 5/15/31	12,423	14,751
GNMA, 5.50%, 11/15/32	97,164	108,662
GNMA, 6.50%, 10/15/38	1,328,218	1,512,179
GNMA, 4.00%, 1/20/41	1,768,115	1,892,342
GNMA, 4.50%, 5/20/41	1,142,418	1,247,899
GNMA, 4.50%, 6/15/41	462,357	505,789
GNMA, 4.00%, 12/15/41	2,098,245	2,241,451
GNMA, 3.50%, 6/20/42	807,628	841,655
GNMA, 3.50%, 7/20/42	614,938	640,846
		44,912,186
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $52,125,557)		53,775,756
CORPORATE BONDS — 7.9%
AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 3.95%, 5/28/24	80,000	81,334
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	133,188
Raytheon Co., 2.50%, 12/15/22	80,000	77,019
United Technologies Corp., 3.10%, 6/1/22	30,000	30,644
United Technologies Corp., 6.05%, 6/1/36	41,000	52,519
United Technologies Corp., 5.70%, 4/15/40	150,000	185,577
United Technologies Corp., 4.50%, 6/1/42	50,000	52,210
		612,491
AUTOMOBILES — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(5)	40,000	40,318
American Honda Finance Corp., 2.125%, 10/10/18	80,000	81,507
Daimler Finance North America LLC, 1.30%, 7/31/15(5)	140,000	141,388
Daimler Finance North America LLC, 2.625%, 9/15/16(5)	70,000	72,575
Ford Motor Co., 4.75%, 1/15/43	50,000	50,871
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	40,000	44,526
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	240,000	281,486
		712,671

35

		Shares/Principal Amount	Value
BANKS — 1.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	$192,248
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	40,000,000	464,752
Bank of America Corp., 4.50%, 4/1/15		$60,000	61,933
Bank of America Corp., 3.75%, 7/12/16		110,000	116,099
Bank of America Corp., 6.50%, 8/1/16		230,000	256,157
Bank of America Corp., 5.75%, 12/1/17		250,000	283,358
Bank of America Corp., 5.70%, 1/24/22		160,000	185,755
Bank of America Corp., 4.10%, 7/24/23		70,000	72,437
Bank of America Corp., MTN, 4.00%, 4/1/24		50,000	51,190
Bank of America Corp., MTN, 5.00%, 1/21/44		40,000	42,511
Bank of America N.A., 5.30%, 3/15/17		810,000	893,016
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	145,748
Barclays Bank plc, 5.14%, 10/14/20		100,000	109,492
BB&T Corp., MTN, 3.20%, 3/15/16		160,000	167,027
BB&T Corp., MTN, 2.05%, 6/19/18		60,000	60,744
Capital One Financial Corp., 2.15%, 3/23/15		100,000	101,383
Capital One Financial Corp., 1.00%, 11/6/15		60,000	60,280
Citigroup, Inc., 4.45%, 1/10/17		100,000	108,025
Citigroup, Inc., 5.50%, 2/15/17		140,000	154,703
Citigroup, Inc., 1.75%, 5/1/18		370,000	368,417
Citigroup, Inc., 4.50%, 1/14/22		260,000	282,148
Citigroup, Inc., 4.05%, 7/30/22		50,000	51,156
Citigroup, Inc., 3.875%, 10/25/23		80,000	81,429
Citigroup, Inc., 6.68%, 9/13/43		30,000	36,722
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	180,274
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$170,000	180,509
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	226,464
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	150,000	212,973
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	279,810
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	238,027
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	62,631
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	442,382
JPMorgan Chase & Co., 6.00%, 1/15/18		$560,000	644,175
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	70,108
JPMorgan Chase & Co., 3.625%, 5/13/24		170,000	171,367
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	274,640
KeyCorp, MTN, 2.30%, 12/13/18		120,000	121,811
KFW, 2.00%, 6/1/16		230,000	237,119
KFW, 3.875%, 1/21/19	EUR	125,000	196,196
KFW, MTN, 4.625%, 1/4/23	EUR	210,000	363,709
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$190,000	201,795
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	42,129

36

	Shares/Principal Amount	Value
U.S. Bancorp, 3.44%, 2/1/16	$100,000	$104,531
U.S. Bancorp, MTN, 3.00%, 3/15/22	70,000	70,874
U.S. Bancorp, MTN, 2.95%, 7/15/22	40,000	39,435
Wells Fargo & Co., 3.68%, 6/15/16	120,000	127,014
Wells Fargo & Co., 4.125%, 8/15/23	100,000	103,613
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,580
Wells Fargo & Co., MTN, 4.60%, 4/1/21	210,000	234,181
Wells Fargo & Co., MTN, 4.10%, 6/3/26(2)	70,000	70,674
		9,263,751
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	370,000	461,202
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	220,000	212,927
Coca-Cola Co. (The), 1.80%, 9/1/16	140,000	143,674
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	50,000	51,755
Pernod-Ricard SA, 2.95%, 1/15/17(5)	170,000	176,735
SABMiller Holdings, Inc., 3.75%, 1/15/22(5)	250,000	261,143
		1,307,436
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	140,000	143,695
Amgen, Inc., 4.10%, 6/15/21	70,000	75,504
Amgen, Inc., 5.375%, 5/15/43	120,000	133,664
Celgene Corp., 3.25%, 8/15/22	80,000	79,836
Celgene Corp., 3.625%, 5/15/24	120,000	121,047
Gilead Sciences, Inc., 4.40%, 12/1/21	110,000	121,329
		675,075
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	80,000	84,621
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	330,000	381,931
Jefferies Group, Inc., 5.125%, 4/13/18	90,000	99,042
		565,594
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16	100,000	103,179
Dow Chemical Co. (The), 4.25%, 11/15/20	100,000	108,566
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	30,000	29,853
Eastman Chemical Co., 2.40%, 6/1/17	80,000	82,287
Eastman Chemical Co., 3.60%, 8/15/22	100,000	102,164
Ecolab, Inc., 4.35%, 12/8/21	160,000	176,258
Mosaic Co. (The), 4.25%, 11/15/23	80,000	84,538
Mosaic Co. (The), 5.625%, 11/15/43	60,000	67,875
		754,720
COMMERCIAL SERVICES AND SUPPLIES†
Republic Services, Inc., 3.55%, 6/1/22	220,000	226,674
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18	100,000	98,429
Apple, Inc., 2.85%, 5/6/21	100,000	101,427
Apple, Inc., 2.40%, 5/3/23	220,000	209,271
37

		Shares/Principal Amount	Value
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		$40,000	$40,300
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	267,904
			717,331
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		90,000	92,229
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	287,194
American Express Co., 1.55%, 5/22/18		60,000	59,991
American Express Credit Corp., 1.30%, 7/29/16		110,000	111,173
Discover Bank, 2.00%, 2/21/18		250,000	252,021
Equifax, Inc., 3.30%, 12/15/22		100,000	98,403
PNC Bank N.A., 6.00%, 12/7/17		340,000	389,704
			1,198,486
CONTAINERS AND PACKAGING†
Rock-Tenn Co., 3.50%, 3/1/20		80,000	82,760
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		35,000	34,517
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	67,621
Johns Hopkins University, 4.08%, 7/1/53		30,000	29,785
			131,923
DIVERSIFIED FINANCIAL SERVICES — 1.2%
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	249,892
General Electric Capital Corp., 5.30%, 2/11/21		$40,000	45,539
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	279,129
General Electric Capital Corp., MTN, 5.625%, 9/15/17		415,000	470,865
General Electric Capital Corp., MTN, 6.00%, 8/7/19		410,000	486,596
General Electric Capital Corp., MTN, 4.65%, 10/17/21		100,000	111,476
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		130,000	132,276
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		150,000	155,174
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		540,000	625,180
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		120,000	122,246
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		140,000	168,276
Gulf Gate Apartments, VRN, 0.15%, 6/5/14 (Acquired 9/29/03-11/10/03, Cost $3,000,000)(6)		3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21		90,000	102,625
HSBC Holdings plc, 4.00%, 3/30/22		60,000	63,989
Morgan Stanley, 5.75%, 1/25/21		70,000	81,063
Morgan Stanley, 5.00%, 11/24/25		350,000	371,731
Morgan Stanley, MTN, 6.625%, 4/1/18		330,000	386,667
Morgan Stanley, MTN, 5.625%, 9/23/19		290,000	334,052
UBS AG (Stamford Branch), 5.875%, 12/20/17		186,000	213,287
			7,400,063
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 2.625%, 12/1/22		90,000	86,645
AT&T, Inc., 6.55%, 2/15/39		171,000	214,322
AT&T, Inc., 4.30%, 12/15/42		130,000	124,452

38

	Shares/Principal Amount	Value
British Telecommunications plc, 5.95%, 1/15/18	$230,000	$264,345
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(5)	180,000	185,152
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	150,000	178,942
Orange SA, 4.125%, 9/14/21	120,000	128,778
Telefonica Emisiones SAU, 5.88%, 7/15/19	130,000	150,651
Verizon Communications, Inc., 3.65%, 9/14/18	310,000	332,394
Verizon Communications, Inc., 4.50%, 9/15/20	80,000	88,490
Verizon Communications, Inc., 5.15%, 9/15/23	220,000	247,832
Verizon Communications, Inc., 6.40%, 9/15/33	180,000	221,661
Verizon Communications, Inc., 5.05%, 3/15/34	160,000	171,673
Verizon Communications, Inc., 7.35%, 4/1/39	20,000	27,030
Verizon Communications, Inc., 4.75%, 11/1/41	120,000	121,487
Verizon Communications, Inc., 6.55%, 9/15/43	140,000	178,062
		2,721,916
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	93,859
Ensco plc, 4.70%, 3/15/21	180,000	196,812
Transocean, Inc., 2.50%, 10/15/17	70,000	71,636
Transocean, Inc., 6.50%, 11/15/20	80,000	92,080
Weatherford International Ltd., 4.50%, 4/15/22	80,000	85,151
		539,538
FOOD AND STAPLES RETAILING — 0.2%
Delhaize Group SA, 4.125%, 4/10/19	80,000	84,499
Kroger Co. (The), 6.40%, 8/15/17	180,000	207,546
Kroger Co. (The), 3.30%, 1/15/21	110,000	112,711
Wal-Mart Stores, Inc., 2.55%, 4/11/23	150,000	145,487
Wal-Mart Stores, Inc., 5.875%, 4/5/27	57,000	70,844
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	267,172
Walgreen Co., 1.80%, 9/15/17	60,000	60,823
Walgreen Co., 3.10%, 9/15/22	180,000	177,942
		1,127,024
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	100,000	107,231
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	96,092
Mondelez International, Inc., 4.00%, 2/1/24	80,000	82,868
Mondelez International, Inc., 6.50%, 2/9/40	70,000	89,177
Tyson Foods, Inc., 4.50%, 6/15/22	160,000	168,388
		543,756
GAS UTILITIES — 0.4%
Enable Midstream Partners LP, 3.90%, 5/15/24(5)	90,000	90,383
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	151,466
Enbridge, Inc., 4.50%, 6/10/44(2)	60,000	59,617
Energy Transfer Partners LP, 4.15%, 10/1/20	110,000	117,231
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	55,545
Energy Transfer Partners LP, 3.60%, 2/1/23	110,000	108,800
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	94,912

39

		Shares/Principal Amount	Value
Enterprise Products Operating LLC, 6.30%, 9/15/17		$230,000	$266,161
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	135,854
Enterprise Products Operating LLC, 5.10%, 2/15/45		70,000	75,208
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	237,273
Magellan Midstream Partners LP, 6.55%, 7/15/19		100,000	119,732
Magellan Midstream Partners LP, 5.15%, 10/15/43		110,000	119,623
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22		160,000	165,705
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		170,000	167,648
TransCanada PipeLines Ltd., 2.50%, 8/1/22		150,000	144,413
Williams Cos., Inc. (The), 3.70%, 1/15/23		80,000	75,807
Williams Partners LP, 4.125%, 11/15/20		160,000	171,022
			2,356,400
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23		50,000	49,696
Medtronic, Inc., 2.75%, 4/1/23		50,000	48,701
			98,397
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Aetna, Inc., 2.75%, 11/15/22		90,000	87,099
Express Scripts Holding Co., 2.65%, 2/15/17		200,000	207,831
Express Scripts Holding Co., 7.25%, 6/15/19		140,000	170,999
NYU Hospitals Center, 4.43%, 7/1/42		70,000	66,117
UnitedHealth Group, Inc., 2.875%, 3/15/23		80,000	78,634
UnitedHealth Group, Inc., 4.25%, 3/15/43		80,000	79,220
WellPoint, Inc., 3.30%, 1/15/23		40,000	39,915
			729,815
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17		320,000	362,346
General Electric Co., 2.70%, 10/9/22		90,000	88,750
General Electric Co., 4.125%, 10/9/42		100,000	98,938
			550,034
INSURANCE — 0.4%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	242,040
Allstate Corp. (The), 4.50%, 6/15/43		$50,000	52,252
American International Group, Inc., 6.40%, 12/15/20		150,000	181,985
American International Group, Inc., 4.875%, 6/1/22		90,000	100,770
American International Group, Inc., MTN, 5.85%, 1/16/18		170,000	194,617
American International Group, Inc., VRN, 8.18%, 5/15/38		50,000	67,875
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		120,000	132,585
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		70,000	70,800
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	112,882
Genworth Holdings, Inc., 7.20%, 2/15/21		50,000	60,862
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		110,000	125,368
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		30,000	36,408
Lincoln National Corp., 6.25%, 2/15/20		180,000	214,638
Markel Corp., 4.90%, 7/1/22		120,000	132,185

40

	Shares/Principal Amount	Value
Markel Corp., 3.625%, 3/30/23	$30,000	$30,059
MetLife, Inc., 4.125%, 8/13/42	70,000	67,905
MetLife, Inc., 4.875%, 11/13/43	30,000	32,395
Metropolitan Life Global Funding I, 3.00%, 1/10/23(5)	100,000	99,411
Principal Financial Group, Inc., 3.30%, 9/15/22	50,000	50,005
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	100,000	115,472
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	60,000	70,904
Travelers Cos., Inc. (The), 4.60%, 8/1/43	60,000	64,125
Voya Financial, Inc., 5.50%, 7/15/22	40,000	45,917
Voya Financial, Inc., 5.70%, 7/15/43	110,000	129,713
WR Berkley Corp., 4.625%, 3/15/22	80,000	85,808
		2,516,981
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	70,000	68,958
International Business Machines Corp., 1.95%, 7/22/16	320,000	329,148
International Business Machines Corp., 3.375%, 8/1/23	200,000	203,579
Xerox Corp., 2.95%, 3/15/17	50,000	52,258
		653,943
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	163,000	170,162
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	63,279
		233,441
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	130,000	129,556
Deere & Co., 5.375%, 10/16/29	250,000	298,792
		428,348
MEDIA — 0.5%
21st Century Fox America, Inc., 6.90%, 8/15/39	170,000	223,684
CBS Corp., 4.85%, 7/1/42	50,000	50,081
Comcast Corp., 5.90%, 3/15/16	422,000	462,030
Comcast Corp., 6.40%, 5/15/38	110,000	140,078
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	150,000	168,199
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	110,000	117,034
Discovery Communications LLC, 5.625%, 8/15/19	130,000	149,927
Discovery Communications LLC, 3.25%, 4/1/23	60,000	59,190
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	92,074
NBCUniversal Media LLC, 4.375%, 4/1/21	440,000	486,851
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	59,667
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,530
Qwest Corp., 7.50%, 10/1/14	130,000	132,741
Time Warner Cable, Inc., 4.50%, 9/15/42	140,000	137,157
Time Warner, Inc., 7.70%, 5/1/32	220,000	307,298
Time Warner, Inc., 5.35%, 12/15/43	70,000	77,354
Viacom, Inc., 4.50%, 3/1/21	90,000	98,191
Viacom, Inc., 3.125%, 6/15/22	60,000	59,188

41

	Shares/Principal Amount	Value
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	$100,000	$95,608
		2,946,882
METALS AND MINING — 0.1%
Barrick Gold Corp., 4.10%, 5/1/23	50,000	48,765
Barrick North America Finance LLC, 4.40%, 5/30/21	150,000	153,827
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	30,129
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	206,729
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	40,000	39,490
Glencore Finance Canada Ltd., 4.95%, 11/15/21(5)	70,000	74,485
Newmont Mining Corp., 6.25%, 10/1/39	40,000	40,821
Teck Resources Ltd., 3.15%, 1/15/17	90,000	93,908
		688,154
MULTI-UTILITIES — 0.3%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	20,000	18,363
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	60,000	57,612
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	90,612
Consumers Energy Co., 2.85%, 5/15/22	30,000	30,025
Consumers Energy Co., 3.375%, 8/15/23	110,000	113,755
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	223,719
Dominion Resources, Inc., 2.75%, 9/15/22	80,000	78,264
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	107,226
Duke Energy Florida, Inc., 6.35%, 9/15/37	170,000	226,113
Edison International, 3.75%, 9/15/17	110,000	117,816
Exelon Generation Co. LLC, 4.25%, 6/15/22	60,000	62,706
Exelon Generation Co. LLC, 5.60%, 6/15/42	40,000	43,348
Florida Power Corp., 3.85%, 11/15/42	80,000	76,540
Georgia Power Co., 4.30%, 3/15/42	50,000	50,410
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	60,000	61,354
Nisource Finance Corp., 4.45%, 12/1/21	50,000	54,086
Nisource Finance Corp., 5.65%, 2/1/45	70,000	79,437
PacifiCorp, 6.00%, 1/15/39	70,000	88,719
Potomac Electric Power Co., 3.60%, 3/15/24	70,000	72,702
Progress Energy, Inc., 3.15%, 4/1/22	60,000	60,713
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	44,243
Sempra Energy, 6.50%, 6/1/16	150,000	166,546
Sempra Energy, 2.875%, 10/1/22	130,000	127,788
Southern Power Co., 5.15%, 9/15/41	40,000	44,132
Xcel Energy, Inc., 4.80%, 9/15/41	30,000	32,500
		2,128,729
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	90,000	94,572
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	40,000	42,526
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	50,000	50,069
Target Corp., 4.00%, 7/1/42	160,000	150,496
		337,663

42

	Shares/Principal Amount	Value
OIL, GAS AND CONSUMABLE FUELS — 0.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16	$40,000	$44,521
Anadarko Petroleum Corp., 6.45%, 9/15/36	60,000	75,667
Apache Corp., 4.75%, 4/15/43	50,000	52,491
BP Capital Markets plc, 4.50%, 10/1/20	40,000	44,519
BP Capital Markets plc, 2.75%, 5/10/23	60,000	57,743
Chevron Corp., 2.43%, 6/24/20	40,000	40,609
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	55,216
Devon Energy Corp., 1.875%, 5/15/17	40,000	40,746
Devon Energy Corp., 5.60%, 7/15/41	60,000	69,979
EOG Resources, Inc., 5.625%, 6/1/19	210,000	245,515
EOG Resources, Inc., 4.10%, 2/1/21	70,000	76,522
Hess Corp., 6.00%, 1/15/40	50,000	60,304
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	41,822
Noble Energy, Inc., 4.15%, 12/15/21	120,000	129,254
Petro-Canada, 6.80%, 5/15/38	110,000	146,868
Phillips 66, 4.30%, 4/1/22	160,000	173,960
Pioneer Natural Resources Co., 3.95%, 7/15/22	20,000	20,896
Shell International Finance BV, 2.375%, 8/21/22	100,000	96,625
Shell International Finance BV, 3.625%, 8/21/42	70,000	64,588
Shell International Finance BV, 4.55%, 8/12/43	50,000	53,108
Statoil ASA, 4.80%, 11/8/43	100,000	110,818
Talisman Energy, Inc., 7.75%, 6/1/19	80,000	99,323
Total Capital Canada Ltd., 2.75%, 7/15/23	80,000	77,553
Total Capital SA, 2.125%, 8/10/18	90,000	92,073
		1,970,720
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	40,000	41,438
International Paper Co., 6.00%, 11/15/41	60,000	72,275
		113,713
PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	110,000	111,021
AbbVie, Inc., 2.90%, 11/6/22	60,000	59,123
Actavis, Inc., 1.875%, 10/1/17	130,000	131,529
Actavis, Inc., 3.25%, 10/1/22	100,000	98,360
Actavis, Inc., 4.625%, 10/1/42	40,000	39,909
Bristol-Myers Squibb Co., 3.25%, 8/1/42	70,000	59,085
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	70,000	69,762
Merck & Co., Inc., 2.40%, 9/15/22	110,000	105,517
Merck & Co., Inc., 3.60%, 9/15/42	20,000	18,212
Mylan, Inc., 5.40%, 11/29/43	20,000	21,673
Roche Holdings, Inc., 6.00%, 3/1/19(5)	48,000	56,753
Roche Holdings, Inc., 7.00%, 3/1/39(5)	20,000	28,607
Sanofi, 4.00%, 3/29/21	78,000	85,096
		884,647

43

		Shares/Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		$40,000	$43,532
Essex Portfolio LP, 3.625%, 8/15/22		90,000	91,222
Essex Portfolio LP, 3.375%, 1/15/23(5)		40,000	39,635
Essex Portfolio LP, 3.25%, 5/1/23		30,000	29,366
HCP, Inc., 3.75%, 2/1/16		130,000	136,461
Health Care REIT, Inc., 2.25%, 3/15/18		30,000	30,498
Health Care REIT, Inc., 3.75%, 3/15/23		100,000	101,106
Hospitality Properties Trust, 4.65%, 3/15/24		100,000	103,073
Kilroy Realty LP, 3.80%, 1/15/23		140,000	141,722
Senior Housing Properties Trust, 4.75%, 5/1/24		100,000	102,372
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15		100,000	103,647
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		70,000	75,406
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		40,000	44,198
			1,042,238
ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	149,929
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		50,000	54,833
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		20,000	21,656
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		130,000	129,801
CSX Corp., 4.25%, 6/1/21		110,000	120,150
CSX Corp., 3.70%, 11/1/23		110,000	113,646
Norfolk Southern Corp., 5.75%, 4/1/18		140,000	161,111
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	92,294
Union Pacific Corp., 4.00%, 2/1/21		60,000	65,494
Union Pacific Corp., 4.75%, 9/15/41		120,000	131,175
			1,040,089
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17		100,000	100,204
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	339,100
Microsoft Corp., 2.375%, 5/1/23		50,000	48,149
Oracle Corp., 2.50%, 10/15/22		200,000	193,684
Oracle Corp., 3.625%, 7/15/23		160,000	165,871
			746,804
SPECIALTY RETAIL†
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	226,689
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS†
Hewlett-Packard Co., 4.30%, 6/1/21		150,000	160,669
THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	258,679
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	318,996
			577,675
TOBACCO — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		$260,000	251,153
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	163,713
			414,866

44

		Shares/Principal Amount	Value
WIRELESS TELECOMMUNICATION SERVICES†
Alltel Corp., 7.875%, 7/1/32		$70,000	$97,296
Vodafone Group plc, 5.625%, 2/27/17		70,000	78,394
			175,690
TOTAL CORPORATE BONDS (Cost $47,000,662)			49,796,229
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.1%
AUSTRALIA — 0.2%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	479,633
Australia Government Bond, 5.50%, 4/21/23	AUD	335,000	357,454
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	283,933
			1,121,020
AUSTRIA — 0.4%
Austria Government Bond, 4.30%, 9/15/17(5)	EUR	190,000	293,083
Austria Government Bond, 4.35%, 3/15/19(5)	EUR	655,000	1,053,090
Austria Government Bond, 3.90%, 7/15/20(5)	EUR	285,000	458,369
Austria Government Bond, 3.40%, 11/22/22(5)	EUR	155,000	245,303
Austria Government Bond, 4.15%, 3/15/37(5)	EUR	265,000	473,575
			2,523,420
BELGIUM — 0.4%
Belgium Government Bond, 4.00%, 3/28/18(5)	EUR	540,000	834,970
Belgium Government Bond, 3.75%, 9/28/20(5)	EUR	260,000	413,326
Belgium Government Bond, 2.25%, 6/22/23	EUR	435,000	621,273
Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	280,000	484,880
			2,354,449
CANADA — 0.4%
Canadian Government Bond, 5.00%, 6/1/14	CAD	490,000	452,067
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	279,609
Canadian Government Bond, 3.75%, 6/1/19	CAD	280,000	285,645
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	463,935
Province of British Columbia, 3.25%, 12/18/21	CAD	315,000	305,736
Province of Ontario Canada, 1.00%, 7/22/16		$90,000	90,888
Province of Ontario Canada, 4.40%, 6/2/19	CAD	400,000	410,399
			2,288,279
DENMARK — 0.4%
Denmark Government Bond, 4.00%, 11/15/17	DKK	4,520,000	932,857
Denmark Government Bond, 4.00%, 11/15/19	DKK	1,180,000	254,970
Denmark Government Bond, 7.00%, 11/10/24	DKK	1,830,000	517,072
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,435,000	635,838
			2,340,737
FINLAND — 0.4%
Finland Government Bond, 3.125%, 9/15/14(5)	EUR	460,000	632,377
Finland Government Bond, 3.875%, 9/15/17(5)	EUR	455,000	693,266
Finland Government Bond, 4.375%, 7/4/19(5)	EUR	239,000	386,642
Finland Government Bond, 1.625%, 9/15/22(5)	EUR	295,000	411,376
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	285,000	476,386

45

		Shares/Principal Amount	Value
Finland Government Bond, 2.625%, 7/4/42(5)	EUR	120,000	$172,974
			2,773,021
FRANCE — 0.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	290,000	452,511
France Government Bond OAT, 5.50%, 4/25/29	EUR	145,000	277,212
France Government Bond OAT, 3.25%, 5/25/45	EUR	230,000	340,972
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	645,000	911,574
			1,982,269
GERMANY — 0.5%
Bundesobligation, 2.00%, 2/26/16	EUR	510,000	718,419
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	220,000	329,417
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	380,000	538,246
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	275,000	521,616
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	200,000	287,957
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	750,261	1,078,738
			3,474,393
JAPAN — 1.8%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	320,000,000	3,162,882
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	210,000,000	2,087,109
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	249,900,000	2,568,788
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	123,000,000	1,398,633
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	90,200,000	954,172
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	120,600,000	1,367,531
			11,539,115
NETHERLANDS — 0.3%
Netherlands Government Bond, 1.25%, 1/15/18(5)	EUR	180,000	253,449
Netherlands Government Bond, 3.50%, 7/15/20(5)	EUR	615,000	970,236
Netherlands Government Bond, 2.25%, 7/15/22(5)	EUR	85,000	124,481
Netherlands Government Bond, 3.75%, 1/15/42(5)	EUR	215,000	379,028
			1,727,194
NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	265,000	235,389
NORWAY — 0.3%
Norway Government Bond, 4.25%, 5/19/17	NOK	930,000	167,221
Norway Government Bond, 3.75%, 5/25/21	NOK	8,370,000	1,533,895
			1,701,116
SINGAPORE — 0.1%
Singapore Government Bond, 2.375%, 4/1/17	SGD	270,000	226,849
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	103,257
			330,106
SWEDEN — 0.1%
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,505,000	258,213
Sweden Government Bond, 3.50%, 6/1/22	SEK	1,220,000	208,201
			466,414
SWITZERLAND — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	186,700

46

		Shares/Principal Amount	Value
Switzerland Government Bond, 2.50%, 3/8/36	CHF	95,000	$129,588
			316,288
UNITED KINGDOM — 1.4%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	635,000	1,077,560
United Kingdom Gilt, 4.00%, 9/7/16	GBP	810,000	1,454,197
United Kingdom Gilt, 4.50%, 3/7/19	GBP	695,000	1,312,551
United Kingdom Gilt, 8.00%, 6/7/21	GBP	69,000	159,684
United Kingdom Gilt, 3.75%, 9/7/21	GBP	555,000	1,025,911
United Kingdom Gilt, 6.00%, 12/7/28	GBP	500,000	1,140,094
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	346,819
United Kingdom Gilt, 4.25%, 3/7/36	GBP	850,000	1,637,790
United Kingdom Gilt, 4.50%, 12/7/42	GBP	50,000	101,644
United Kingdom Gilt, 4.25%, 12/7/55	GBP	450,000	910,191
			9,166,441
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $43,339,570)			44,339,651
MUNICIPAL SECURITIES — 4.0%
Alameda County Industrial Development Authority Rev., (Pacific Paper Tube), VRDN, 0.10%, 6/5/14 (LOC: Wells Fargo Bank N.A.)		$1,775,000	1,775,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		65,000	89,816
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		130,000	176,757
California GO, (Building Bonds), 7.55%, 4/1/39		30,000	44,039
California GO, (Building Bonds), 7.30%, 10/1/39		80,000	112,038
California GO, (Building Bonds), 7.60%, 11/1/40		65,000	96,557
California Infrastructure & Economic Development Bank Rev., Series 1999 A, VRDN, 0.16%, 6/5/14 (LOC: Comerica Bank)		505,000	505,000
Chambersburg Municipal Authority Rev., (Wilson College), VRDN, 0.07%, 6/5/14 (LOC: Bank of America N.A.)		1,700,000	1,700,000
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.11%, 6/4/14 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12, Cost $2,200,000)(6)		2,200,000	2,200,000
City of New York GO, Series 1995 F-5, VRDN, 0.07%, 6/4/14 (LOC: Bayerische Landesbank)		1,360,000	1,360,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.06%, 6/5/14 (AGM) (LOC: JPMorgan Chase Bank N.A.)		1,310,000	1,310,000
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.08%, 6/5/14 (AGM) (LOC: JPMorgan Chase Bank N.A.)		1,000,000	1,000,000
Florida Housing Finance Corp. Rev., Series 2003 E1, (St. Andrews Pointe Apartments), VRDN, 0.07%, 6/5/14 (LIQ FAC: FNMA)		715,000	715,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		130,000	131,010
Little Rock Metrocentere Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.07%, 6/2/14 (LOC: JPMorgan Chase Bank N.A.)		900,000	900,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		65,000	85,599
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		80,000	98,026

47

	Shares/Principal Amount	Value
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	$55,000	$74,631
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.09%, 6/5/14 (LIQ FAC: FHLMC)	1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	145,160
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	104,857
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	40,000	50,928
New York State Housing Finance Agency Rev., Series 2014 A, (Maestro W. Chelsea Housing),VRDN, 0.08%, 6/4/14 (LOC: Wells Fargo Bank N.A.)	2,000,000	2,000,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	122,702
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.16%, 6/4/14 (LOC: FNMA)	720,000	720,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	87,989
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.08%, 6/2/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	1,700,000	1,700,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	54,866
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	120,000	120,900
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	182,821
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	217,523
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	107,106
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	93,279
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	125,838
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	156,155
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.12%, 6/5/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,160,000	1,160,000
University of Illinois Rev., Series 1997 B, (Health Services Facilities System), VRDN, 0.06%, 6/4/14 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Valdez Marine Terminal Rev., (Exxon Pipeline Co. Project), VRDN, 0.06%, 6/2/14	800,000	800,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	59,147
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.05%, 6/2/14 (LOC: Barclays Bank plc)	2,000,000	2,000,000
TOTAL MUNICIPAL SECURITIES (Cost $24,529,630)		24,982,744
COMMERCIAL PAPER(7) — 2.9%
Catholic Health Initiatives, 0.15%, 6/10/14	2,400,000	2,399,945
Charta LLC, 0.16%, 8/6/14(5)	2,100,000	2,099,266
Crown Point Capital Co., 0.18%, 6/3/14(5)	2,400,000	2,399,971
Govco LLC, 0.16%, 8/11/14(5)	2,100,000	2,099,195
Jupiter Securitization Co. LLC, 0.18%, 6/6/14(5)	1,800,000	1,799,976

48

	Shares/Principal Amount	Value
Lexington Parker Capital, 0.18%, 7/11/14(5)	$1,950,000	$1,949,622
Liberty Street Funding LLC, 0.17%, 8/11/14(5)	2,100,000	2,099,195
Thunder Bay Funding LLC, 0.17%, 8/26/14(5)	1,000,000	999,488
Toyota Motor Credit Corp., 0.19%, 6/12/14	2,400,000	2,399,957
TOTAL COMMERCIAL PAPER (Cost $18,246,923)		18,246,615
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/14	241,002	251,742
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/14	200,000	211,573
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(5)	675,000	670,118
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(5)	625,000	622,238
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 6/15/14(5)	515,000	516,495
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	403,682
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/1/14	300,000	303,576
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/1/14	90,557	90,598
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	286,988	294,018
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	974,193	995,933
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(5)	700,000	725,562
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/14(5)	650,000	652,358
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	150,000	161,113
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	250,000	271,160
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	49,157	50,946
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	380,143	383,289
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	363,601	376,096
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 6/11/14	100,000	105,950
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	300,000	296,082
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	821,721	831,992
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(5)	425,000	452,873
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	866,189	870,190
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,510,705)		9,537,584
ASSET-BACKED SECURITIES(4) — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(5)	375,000	380,346

49

	Shares/Principal Amount	Value
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	$200,000	$202,222
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 6/9/14(5)	525,000	525,178
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 6/16/14	425,000	425,729
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(5)	250,000	250,172
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 6/16/14	750,000	750,179
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 6/10/14(5)	615,000	615,240
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	775,000	775,377
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	376,212
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(5)	316,875	322,835
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	80,000	80,200
TOTAL ASSET-BACKED SECURITIES (Cost $4,690,361)		4,703,690
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATION†
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/14(5)	197,894	197,152
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	557,553	607,871
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,000,000	1,000,656
		1,608,527
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,743,550)		1,805,679
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE ETF	3,300	229,053
iShares Russell 1000 Growth Index Fund	5,624	501,830
iShares Russell Midcap Value Index Fund	13,653	958,031
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,562,453)		1,688,914
CONVERTIBLE PREFERRED STOCKS†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	532	16,428
TOBACCO†
Universal Corp., 6.75%	7	8,581
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,550)		25,009
RIGHTS†
BANKS†
Banco Espirito Santo SA(1) (Cost $-)	105,090	19,196
TEMPORARY CASH INVESTMENTS — 2.2%
SSgA U.S. Government Money Market Fund (Cost $13,964,407)	13,964,407	13,964,407
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $542,282,151)		626,798,765
OTHER ASSETS AND LIABILITIES — 0.2%		1,471,500
TOTAL NET ASSETS — 100.0%		$628,270,265

50

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	168,437	USD	155,706	Westpac Group	6/18/14	$887
AUD	185,000	USD	173,499	Westpac Group	6/18/14	(1,508)
USD	50,766	AUD	55,000	Westpac Group	6/18/14	(367)
CAD	136,550	USD	125,000	Deutsche Bank	6/18/14	885
CAD	43,922	USD	40,000	Deutsche Bank	6/18/14	492
USD	666,105	CAD	733,471	HSBC Holdings plc	6/18/14	(10,079)
USD	1,186,916	CAD	1,290,154	JPMorgan Chase Bank N.A.	6/30/14	(2,125)
USD	405,764	CAD	441,057	JPMorgan Chase Bank N.A.	6/30/14	(727)
USD	33,274	CAD	36,167	JPMorgan Chase Bank N.A.	6/30/14	(58)
CHF	1,950	USD	2,206	Barclays Bank plc	6/18/14	(28)
CHF	112,555	USD	128,664	Deutsche Bank	6/18/14	(2,955)
CHF	225,512	USD	253,076	JPMorgan Chase Bank N.A.	6/18/14	(1,210)
USD	115,000	CHF	102,261	Barclays Bank plc	6/18/14	788
USD	95,000	CHF	84,208	Deutsche Bank	6/18/14	951
USD	130,000	CHF	113,942	Deutsche Bank	6/18/14	2,742
USD	145,000	CHF	128,801	JPMorgan Chase Bank N.A.	6/18/14	1,147
CZK	5,100,233	USD	254,851	Deutsche Bank	6/18/14	(1,798)
USD	120,000	CZK	2,393,394	Barclays Bank plc	6/18/14	1,249
DKK	1,602,719	USD	294,169	Barclays Bank plc	6/18/14	(1,415)
USD	197,293	DKK	1,062,162	Deutsche Bank	6/18/14	3,277
EUR	652,579	USD	893,857	Barclays Bank plc	6/18/14	(4,320)
EUR	133,680	USD	182,929	Barclays Bank plc	6/18/14	(709)
EUR	90,000	USD	122,788	Barclays Bank plc	6/18/14	(108)
EUR	30,000	USD	41,397	UBS AG	6/18/14	(504)
USD	144,045	EUR	105,000	Barclays Bank plc	6/18/14	919
USD	68,229	EUR	50,000	Barclays Bank plc	6/18/14	74
USD	569,718	EUR	411,887	Barclays Bank plc	6/18/14	8,271
USD	62,352	EUR	45,000	Barclays Bank plc	6/18/14	1,012
USD	261,323	EUR	189,231	Barclays Bank plc	6/18/14	3,380
USD	89,759	EUR	65,000	Deutsche Bank	6/18/14	1,157
USD	48,293	EUR	35,000	Deutsche Bank	6/18/14	585
USD	62,473	EUR	45,000	JPMorgan Chase Bank N.A.	6/18/14	1,133
USD	124,783	EUR	90,000	UBS AG	6/18/14	2,103
USD	183,497	EUR	133,680	Westpac Group	6/18/14	1,277
USD	617,668	EUR	452,885	UBS AG	6/30/14	351
USD	692,983	EUR	508,107	UBS AG	6/30/14	393
USD	18,815	EUR	13,842	UBS AG	6/30/14	(53)
GBP	435,992	USD	730,770	Barclays Bank plc	6/18/14	(44)
GBP	25,000	USD	41,804	Barclays Bank plc	6/18/14	96
GBP	120,000	USD	202,837	Barclays Bank plc	6/18/14	(1,716)
GBP	115,000	USD	194,775	Barclays Bank plc	6/18/14	(2,034)
GBP	80,000	USD	135,061	JPMorgan Chase Bank N.A.	6/18/14	(980)
USD	152,066	GBP	90,000	Barclays Bank plc	6/18/14	1,226
USD	1,200,862	GBP	724,646	HSBC Holdings plc	6/18/14	(13,651)
USD	41,788	GBP	25,000	JPMorgan Chase Bank N.A.	6/18/14	(113)
USD	67,082	GBP	40,000	JPMorgan Chase Bank N.A.	6/18/14	42
USD	150,226	GBP	90,000	JPMorgan Chase Bank N.A.	6/18/14	(615)
USD	41,830	GBP	25,000	JPMorgan Chase Bank N.A.	6/18/14	(71)

51

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	290,264	GBP	172,666	Credit Suisse AG	6/30/14	$900
USD	7,959	GBP	4,747	Credit Suisse AG	6/30/14	3
HKD	279,000	USD	35,980	HSBC Holdings plc	6/18/14	7
JPY	30,177,400	USD	290,000	Barclays Bank plc	6/18/14	6,466
JPY	4,595,400	USD	45,000	UBS AG	6/18/14	146
JPY	82,907,270	USD	801,962	Westpac Group	6/18/14	12,528
USD	95,000	JPY	9,689,145	Barclays Bank plc	6/18/14	(187)
USD	50,000	JPY	5,092,250	Barclays Bank plc	6/18/14	(27)
USD	110,000	JPY	11,195,646	Barclays Bank plc	6/18/14	13
USD	120,000	JPY	12,209,556	JPMorgan Chase Bank N.A.	6/18/14	52
USD	85,000	JPY	8,823,714	JPMorgan Chase Bank N.A.	6/18/14	(1,685)
USD	255,000	JPY	26,293,509	JPMorgan Chase Bank N.A.	6/18/14	(3,310)
USD	260,236	JPY	27,000,173	Westpac Group	6/18/14	(5,016)
KRW	2,019,692,627	USD	1,903,126	Westpac Group	6/18/14	73,670
KRW	183,115,504	USD	172,547	Westpac Group	6/18/14	6,679
KRW	177,157,000	USD	170,000	Westpac Group	6/18/14	3,394
KRW	76,762,500	USD	75,000	Westpac Group	6/18/14	132
KRW	61,440,000	USD	60,000	Westpac Group	6/18/14	135
NOK	387,730	USD	65,000	UBS AG	6/18/14	(178)
USD	80,000	NOK	478,177	Deutsche Bank	6/18/14	56
USD	1,172,577	NOK	7,055,300	Deutsche Bank	6/18/14	(6,956)
USD	40,000	NOK	239,318	Deutsche Bank	6/18/14	(10)
USD	65,000	NOK	385,671	UBS AG	6/18/14	522
NZD	363,699	USD	310,561	Westpac Group	6/18/14	(2,100)
USD	120,498	NZD	140,000	UBS AG	6/18/14	1,761
USD	51,303	NZD	60,000	Westpac Group	6/18/14	416
USD	47,222	NZD	55,000	Westpac Group	6/18/14	576
SEK	230,807	USD	35,000	Barclays Bank plc	6/18/14	(520)
SEK	2,307,721	USD	350,462	Deutsche Bank	6/18/14	(5,711)
USD	281,810	SEK	1,849,553	Deutsche Bank	6/18/14	5,505
SGD	137,987	USD	110,000	Barclays Bank plc	6/18/14	11
SGD	199,916	USD	160,000	Westpac Group	6/18/14	(615)
USD	33,735	SGD	42,491	HSBC Holdings plc	6/18/14	(142)
USD	110,000	SGD	137,192	UBS AG	6/18/14	623
TWD	3,143,175	USD	105,000	Westpac Group	6/18/14	(221)
USD	362,468	TWD	10,968,295	Westpac Group	6/18/14	(3,166)
						$71,000

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
6	U.S. Treasury Ultra Long Bonds	September 2014	$901,688	$4,433

52

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Certificates of Participation
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $140,350.

(4)	Final maturity date indicated, unless otherwise noted.

(5)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $29,400,676, which represented 4.7% of total net assets.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,200,000, which represented 0.8% of total net assets.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

53

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $542,282,151)	$626,798,765
Foreign currency holdings, at value (cost of $830,351)	826,564
Receivable for investments sold	2,802,215
Receivable for capital shares sold	389,026
Receivable for variation margin on futures contracts	1,125
Unrealized appreciation on forward foreign currency exchange contracts	148,032
Dividends and interest receivable	2,266,715
633,232,442

Liabilities
Disbursements in excess of demand deposit cash	12,313
Payable for investments purchased	3,466,446
Payable for capital shares redeemed	792,955
Unrealized depreciation on forward foreign currency exchange contracts	77,032
Accrued management fees	517,170
Distribution and service fees payable	96,261
4,962,177

Net Assets	$628,270,265

Net Assets Consist of:
Capital (par value and paid-in surplus)	$530,971,698
Undistributed net investment income	1,128,438
Undistributed net realized gain	11,573,340
Net unrealized appreciation	84,596,789
$628,270,265

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$288,482,740	47,440,768	$6.08
Institutional Class, $0.01 Par Value	$36,771,522	6,042,612	$6.09
A Class, $0.01 Par Value	$241,504,279	39,746,793	$6.08*
B Class, $0.01 Par Value	$2,706,699	447,239	$6.05
C Class, $0.01 Par Value	$42,605,591	7,038,720	$6.05
R Class, $0.01 Par Value	$15,952,414	2,627,487	$6.07
R6 Class, $0.01 Par Value	$247,020	40,591	$6.09
*Maximum offering price $6.45 (net asset value divided by 0.9425).

See Notes to Financial Statements.

54

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,546,675
Dividends (net of foreign taxes withheld of $63,780)	2,870,203
6,416,878

Expenses:
Management fees	2,980,584
Distribution and service fees:
A Class	301,131
B Class	13,462
C Class	206,823
R Class	39,622
Directors' fees and expenses	11,535
Other expenses	2,483
3,555,640

Net investment income (loss)	2,861,238

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	21,115,738
Futures contract transactions	(183,923)
Foreign currency transactions	(45,989)
20,885,826

Change in net unrealized appreciation (depreciation) on:
Investments	1,635,861
Futures contracts	6,947
Translation of assets and liabilities in foreign currencies	74,487
1,717,295

Net realized and unrealized gain (loss)	22,603,121

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,464,359

See Notes to Financial Statements.

55

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$2,861,238	$5,345,562
Net realized gain (loss)	20,885,826	41,263,853
Change in net unrealized appreciation (depreciation)	1,717,295	8,079,373
Net increase (decrease) in net assets resulting from operations	25,464,359	54,688,788

Distributions to Shareholders
From net investment income:
Investor Class	(1,245,764)	(3,229,262)
Institutional Class	(188,984)	(586,007)
A Class	(797,513)	(2,287,332)
B Class	(1,497)	(11,882)
C Class	(23,043)	(134,459)
R Class	(33,103)	(115,482)
R6 Class	(1,523)	(82)
From net realized gains:
Investor Class	(16,518,521)	(8,930,149)
Institutional Class	(2,012,155)	(2,008,595)
A Class	(14,312,332)	(7,993,001)
B Class	(156,388)	(117,940)
C Class	(2,425,097)	(1,244,516)
R Class	(931,564)	(498,056)
R6 Class	(14,298)	—
Decrease in net assets from distributions	(38,661,782)	(27,156,763)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	25,298,526	(14,784,687)

Net increase (decrease) in net assets	12,101,103	12,747,338

Net Assets
Beginning of period	616,169,162	603,421,824
End of period	$628,270,265	$616,169,162

Undistributed net investment income	$1,128,438	$558,627

See Notes to Financial Statements.

56

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Conservative Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

57

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets - In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

58

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.60% to 0.80% for the Institutional Class and 0.45% to 0.65% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2014 was 0.99% for the Investor Class, A Class, B Class, C Class and R Class, 0.79% for the Institutional Class and 0.64% for the R6 Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

59

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2014 totaled $175,317,437, of which $21,518,521 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 totaled $173,610,953, of which $25,352,921 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	325,000,000		325,000,000
Sold	5,304,640	$31,565,244	13,925,670	$83,207,083
Issued in reinvestment of distributions	3,003,971	17,466,201	2,041,385	11,897,937
Redeemed	(5,917,989)	(35,112,360)	(13,593,382)	(81,260,649)
	2,390,622	13,919,085	2,373,673	13,844,371
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	959,298	5,703,271	3,524,352	21,148,513
Issued in reinvestment of distributions	378,229	2,199,748	441,421	2,568,995
Redeemed	(723,390)	(4,295,145)	(8,636,101)	(51,081,160)
	614,137	3,607,874	(4,670,328)	(27,363,652)
A Class/Shares Authorized	200,000,000		200,000,000
Sold	5,031,391	29,884,779	10,359,593	62,004,857
Issued in reinvestment of distributions	2,576,883	14,954,812	1,715,119	9,988,154
Redeemed	(6,874,101)	(40,882,534)	(12,814,021)	(76,255,726)
	734,173	3,957,057	(739,309)	(4,262,715)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	36,035	212,656	36,505	219,326
Issued in reinvestment of distributions	25,842	149,386	20,922	121,363
Redeemed	(47,817)	(286,329)	(219,676)	(1,312,509)
	14,060	75,713	(162,249)	(971,820)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	796,601	4,714,511	1,749,989	10,484,177
Issued in reinvestment of distributions	400,605	2,315,764	218,851	1,269,859
Redeemed	(706,922)	(4,183,506)	(1,485,345)	(8,880,696)
	490,284	2,846,769	483,495	2,873,340
R Class/Shares Authorized	25,000,000		25,000,000
Sold	382,541	2,278,181	1,061,867	6,320,275
Issued in reinvestment of distributions	165,396	959,592	104,970	610,946
Redeemed	(395,476)	(2,356,454)	(1,019,487)	(6,071,097)
	152,461	881,319	147,350	860,124
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	2,602	15,505	38,761	235,877
Issued in reinvestment of distributions	2,720	15,821	14	82
Redeemed	(3,458)	(20,617)	(48)	(294)
	1,864	10,709	38,727	235,665
Net increase (decrease)	4,397,601	$25,298,526	(2,528,641)	$(14,784,687)

(1)	July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

60

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$251,997,799	$39,610,008	—
U.S. Treasury Securities	—	112,305,484	—
U.S. Government Agency Mortgage-Backed Securities	—	53,775,756	—
Corporate Bonds	—	49,796,229	—
Sovereign Governments and Agencies	—	44,339,651	—
Municipal Securities	—	24,982,744	—
Commercial Paper	—	18,246,615	—
Commercial Mortgage-Backed Securities	—	9,537,584	—
Asset-Backed Securities	—	4,703,690	—
Collateralized Mortgage Obligations	—	1,805,679	—
Exchange-Traded Funds	1,688,914	—	—
Convertible Preferred Stocks	—	25,009	—
Rights	—	19,196	—
Temporary Cash Investments	13,964,407	—	—
	$267,651,120	$359,147,645	—

Other Financial Instruments
Futures Contracts	$4,433	—	—
Forward Foreign Currency Exchange Contracts	—	$148,032	—
	$4,433	$148,032	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(77,032)	—

61

7. Derivative Instruments

Foreign Currency Risk - The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

Interest Rate Risk - The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

62

Value of Derivative Instruments as of May 31, 2014
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$148,032	Unrealized depreciation on forward foreign currency exchange contracts	$77,032
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,125	Payable for variation margin on futures contracts*	—
		$149,157		$77,032

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(63,963)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$100,047
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(183,923)	Change in net unrealized appreciation (depreciation) on futures contracts	6,947
		$(247,886)		$106,994

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$549,502,928
Gross tax appreciation of investments	$81,268,300
Gross tax depreciation of investments	(3,972,463)
Net tax appreciation (depreciation) of investments	$77,295,837

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

63

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$6.23	0.03	0.22	0.25	(0.03)	(0.37)	(0.40)	$6.08	4.26%	0.99%(4)	1.11%(4)	30%	$288,483
2013	$5.95	0.06	0.50	0.56	(0.07)	(0.21)	(0.28)	$6.23	9.74%	1.00%	1.06%	68%	$280,568
2012	$5.60	0.08	0.45	0.53	(0.08)	(0.10)	(0.18)	$5.95	9.75%	1.00%	1.44%	76%	$253,750
2011	$5.39	0.10	0.21	0.31	(0.10)	—	(0.10)	$5.60	5.71%	1.00%	1.73%	78%	$229,957
2010	$5.13	0.09	0.26	0.35	(0.09)	—	(0.09)	$5.39	6.85%	1.00%	1.68%	74%	$230,058
2009	$4.47	0.10	0.66	0.76	(0.10)	—	(0.10)	$5.13	17.18%	1.00%	2.19%	128%	$224,600
Institutional Class
2014(3)	$6.23	0.04	0.22	0.26	(0.03)	(0.37)	(0.40)	$6.09	4.54%	0.79%(4)	1.31%(4)	30%	$36,772
2013	$5.95	0.07	0.50	0.57	(0.08)	(0.21)	(0.29)	$6.23	9.95%	0.80%	1.26%	68%	$33,833
2012	$5.60	0.09	0.45	0.54	(0.09)	(0.10)	(0.19)	$5.95	9.97%	0.80%	1.64%	76%	$60,090
2011	$5.39	0.11	0.21	0.32	(0.11)	—	(0.11)	$5.60	5.92%	0.80%	1.93%	78%	$64,086
2010	$5.13	0.10	0.26	0.36	(0.10)	—	(0.10)	$5.39	7.06%	0.80%	1.88%	74%	$57,330
2009	$4.47	0.11	0.66	0.77	(0.11)	—	(0.11)	$5.13	17.41%	0.80%	2.39%	128%	$126,394

64

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$6.22	0.03	0.22	0.25	(0.02)	(0.37)	(0.39)	$6.08	4.31%	1.24%(4)	0.86%(4)	30%	$241,504
2013	$5.94	0.05	0.50	0.55	(0.06)	(0.21)	(0.27)	$6.22	9.49%	1.25%	0.81%	68%	$242,796
2012	$5.60	0.07	0.44	0.51	(0.07)	(0.10)	(0.17)	$5.94	9.30%	1.25%	1.19%	76%	$236,226
2011	$5.38	0.08	0.22	0.30	(0.08)	—	(0.08)	$5.60	5.64%	1.25%	1.48%	78%	$213,039
2010	$5.13	0.07	0.25	0.32	(0.07)	—	(0.07)	$5.38	6.38%	1.25%	1.43%	74%	$212,820
2009	$4.47	0.09	0.65	0.74	(0.08)	—	(0.08)	$5.13	16.89%	1.25%	1.94%	128%	$214,683
B Class
2014(3)	$6.21	—(5)	0.21	0.21	—(5)	(0.37)	(0.37)	$6.05	3.70%	1.99%(4)	0.11%(4)	30%	$2,707
2013	$5.93	—(5)	0.51	0.51	(0.02)	(0.21)	(0.23)	$6.21	8.83%	2.00%	0.06%	68%	$2,688
2012	$5.59	0.03	0.44	0.47	(0.03)	(0.10)	(0.13)	$5.93	8.54%	2.00%	0.44%	76%	$3,533
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.67%	2.00%	0.73%	78%	$4,162
2010	$5.12	0.04	0.25	0.29	(0.03)	—	(0.03)	$5.38	5.78%	2.00%	0.68%	74%	$4,752
2009	$4.46	0.05	0.66	0.71	(0.05)	—	(0.05)	$5.12	16.05%	2.00%	1.19%	128%	$5,381

65

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$6.21	—(5)	0.21	0.21	—(5)	(0.37)	(0.37)	$6.05	3.70%	1.99%(4)	0.11%(4)	30%	$42,606
2013	$5.94	—(5)	0.50	0.50	(0.02)	(0.21)	(0.23)	$6.21	8.65%	2.00%	0.06%	68%	$40,650
2012	$5.59	0.03	0.45	0.48	(0.03)	(0.10)	(0.13)	$5.94	8.73%	2.00%	0.44%	76%	$35,998
2011	$5.38	0.04	0.21	0.25	(0.04)	—	(0.04)	$5.59	4.66%	2.00%	0.73%	78%	$32,205
2010	$5.12	0.04	0.25	0.29	(0.03)	—	(0.03)	$5.38	5.78%	2.00%	0.68%	74%	$29,329
2009	$4.46	0.05	0.66	0.71	(0.05)	—	(0.05)	$5.12	16.05%	2.00%	1.19%	128%	$29,468
R Class
2014(3)	$6.22	0.02	0.21	0.23	(0.01)	(0.37)	(0.38)	$6.07	4.01%	1.49%(4)	0.61%(4)	30%	$15,952
2013	$5.94	0.03	0.50	0.53	(0.04)	(0.21)	(0.25)	$6.22	9.24%	1.50%	0.56%	68%	$15,392
2012	$5.59	0.05	0.45	0.50	(0.05)	(0.10)	(0.15)	$5.94	9.22%	1.50%	0.94%	76%	$13,824
2011	$5.38	0.07	0.21	0.28	(0.07)	—	(0.07)	$5.59	5.19%	1.50%	1.23%	78%	$11,364
2010	$5.12	0.06	0.26	0.32	(0.06)	—	(0.06)	$5.38	6.32%	1.50%	1.18%	74%	$11,677
2009	$4.46	0.08	0.65	0.73	(0.07)	—	(0.07)	$5.12	16.63%	1.50%	1.69%	128%	$7,718
R6 Class
2014(3)	$6.23	0.04	0.23	0.27	(0.04)	(0.37)	(0.41)	$6.09	4.61%	0.64%(4)	1.46%(4)	30%	$247
2013(6)	$6.05	0.03	0.17	0.20	(0.02)	—	(0.02)	$6.23	3.32%	0.65%(4)	1.19%(4)	68%(7)	$241

66

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

67

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

68

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82566 1407

SEMIANNUAL REPORT	MAY 31, 2014

Strategic Allocation: Moderate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended May 31, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Unexpected Economic Slowdown, Which Favored Defensive Stock Sectors and Bonds

The six-month reporting period started on an optimistic note during December 2013, when signs seemed to point toward stronger economic growth, led by the U.S., in the coming year. Instead, the U.S. economy contracted in the first quarter of 2014, frozen by harsh winter weather. Weaker economic conditions also afflicted Europe and China, leading to downgrades in global and U.S. growth estimates for the rest of the current calendar year.

In this weaker-than-expected economic environment, bonds rallied and interest rates fell. Stocks also generally advanced, led by relatively defensive sectors such as REITs and utilities in the U.S., where the value discipline outperformed growth, and larger-capitalization companies outpaced smaller. For the six months, the S&P 500 Index gained 7.62%, the MSCI EAFE Index advanced 5.33%, and the 10-year U.S. Treasury note returned 4.33% as its yield declined from 2.74% to 2.48%.

Looking ahead, we see signs of potential global economic improvement in the second half of 2014 as central banks continue to provide extraordinary levels of monetary stimulus, but headwinds persist and geopolitical tensions remain a wildcard. Inflation pressures are starting to build in the U.S., interest rates could rise, and geopolitics could disrupt oil trading and other markets. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWSMX	4.74%	11.66%	12.00%	7.08%	7.41%	2/15/96
S&P 500 Index	—	7.62%	20.45%	18.39%	7.77%	8.20%(2)	—
Barclays U.S. Aggregate Bond Index	—	3.28%	2.71%	4.96%	4.99%	5.78%(2)	—
Barclays U.S. 1–3 Month Treasury Bill Index	—	0.02%	0.03%	0.08%	1.55%	2.64%(2)	—
Institutional Class	ASAMX	4.84%	11.77%	12.22%	7.29%	5.76%	8/1/00
A Class(3)	ACOAX						10/2/96
No sales charge*		4.62%	11.35%	11.75%	6.82%	7.05%
With sales charge*		-1.36%	4.89%	10.45%	6.19%	6.69%
B Class	ASTBX						9/30/04
No sales charge*		4.25%	10.44%	10.90%	—	6.14%
With sales charge*		-0.75%	6.44%	10.77%	—	6.14%
C Class	ASTCX						10/2/01
No sales charge*		4.10%	10.41%	10.88%	6.01%	5.92%
With sales charge*		3.14%	10.41%	10.88%	6.01%	5.92%
R Class	ASMRX	4.56%	11.10%	11.44%	6.54%	6.98%	8/29/03
R6 Class	ASMDX	4.92%	—	—	—	10.14%(1)	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year to 0.00% after the sixth year. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since February 29, 1996, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class	R6 Class
1.07%	0.87%	1.32%	2.07%	2.07%	1.57%	0.72%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MAY 31, 2014
Top Ten Common Stocks	% of net assets
Apple, Inc.	1.0%
Johnson & Johnson	0.9%
Oracle Corp.	0.8%
Google, Inc.*	0.7%
QUALCOMM, Inc.	0.6%
Honeywell International, Inc.	0.5%
Exxon Mobil Corp.	0.5%
Schlumberger Ltd.	0.5%
Chevron Corp.	0.5%
Merck & Co., Inc.	0.5%
*Includes all classes of the issuer.

Geographic Composition of Common Stocks	% of net assets
United States	50.2%
United Kingdom	2.3%
Japan	1.4%
France	1.1%
Other Countries	10.3%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.2 years
Average Duration (effective)	4.6 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	50.2%
Foreign Common Stocks	15.1%
U.S. Treasury Securities	11.3%
Corporate Bonds	7.2%
U.S. Government Agency Mortgage-Backed Securities	5.3%
Sovereign Governments and Agencies	3.0%
Municipal Securities	2.6%
Commercial Paper	1.7%
Collateralized Mortgage Obligations	1.0%
Commercial Mortgage-Backed Securities	0.9%
Asset-Backed Securities	0.5%
Exchange-Traded Funds	0.3%
Convertible Preferred Stocks	—**
Preferred Stocks	—**
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.1)%
**Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expenses Paid During Period(1)12/1/13 - 5/31/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,047.40	$5.41	1.06%
Institutional Class	$1,000	$1,048.40	$4.39	0.86%
A Class	$1,000	$1,046.20	$6.68	1.31%
B Class	$1,000	$1,042.50	$10.49	2.06%
C Class	$1,000	$1,041.00	$10.48	2.06%
R Class	$1,000	$1,045.60	$7.96	1.56%
R6 Class	$1,000	$1,049.20	$3.63	0.71%
Hypothetical
Investor Class	$1,000	$1,019.65	$5.34	1.06%
Institutional Class	$1,000	$1,020.64	$4.33	0.86%
A Class	$1,000	$1,018.40	$6.59	1.31%
B Class	$1,000	$1,014.66	$10.35	2.06%
C Class	$1,000	$1,014.66	$10.35	2.06%
R Class	$1,000	$1,017.15	$7.85	1.56%
R6 Class	$1,000	$1,021.39	$3.58	0.71%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MAY 31, 2014 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 65.3%
AEROSPACE AND DEFENSE — 2.4%
AAR Corp.	1,051	$25,539
Airbus Group NV	22,013	1,578,669
Alliant Techsystems, Inc.	5,596	706,719
American Science & Engineering, Inc.	2,652	177,949
B/E Aerospace, Inc.(1)	14,720	1,424,160
BAE Systems plc	119,659	848,621
Boeing Co. (The)	50,276	6,799,829
Exelis Inc.	2,607	44,528
General Dynamics Corp.	21,104	2,492,804
Honeywell International, Inc.	104,232	9,709,211
KEYW Holding Corp. (The)(1)	2,083	22,080
Lockheed Martin Corp.	16,860	2,759,139
Northrop Grumman Corp.	17,409	2,116,064
Precision Castparts Corp.	8,175	2,068,111
Raytheon Co.	42,560	4,152,579
Rockwell Collins, Inc.	6,049	478,113
Rolls-Royce Holdings plc	60,709	1,058,308
Rolls-Royce Holdings plc Preference Shares(1)	8,135,006	13,636
Textron, Inc.	40,148	1,574,605
United Technologies Corp.	35,639	4,141,965
Zodiac Aerospace	44,600	1,585,572
		43,778,201
AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B	19,042	1,978,083
AIRLINES — 0.6%
Alaska Air Group, Inc.	14,229	1,400,988
Delta Air Lines, Inc.	60,597	2,418,426
International Consolidated Airlines Group SA(1)	263,030	1,735,345
JetBlue Airways Corp.(1)	3,115	30,091
Southwest Airlines Co.	131,354	3,474,313
Spirit Airlines, Inc.(1)	27,259	1,610,189
		10,669,352
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc.(1)	8,539	158,313
Autoliv, Inc.	3,081	326,586
BorgWarner, Inc.	87,143	5,480,423
Continental AG	8,458	1,999,796
Cooper Tire & Rubber Co.	1,415	39,380
Dana Holding Corp.	3,853	85,306
Delphi Automotive plc	36,122	2,494,585

	Shares/Principal Amount	Value
Gentex Corp.	3,622	$104,748
Goodyear Tire & Rubber Co. (The)	7,620	200,939
Johnson Controls, Inc.	56,967	2,754,924
Magna International, Inc.	21,552	2,205,201
Superior Industries International, Inc.	3,716	73,948
Tower International, Inc.(1)	3,311	101,449
Valeo SA	10,870	1,459,518
		17,485,116
AUTOMOBILES — 0.9%
Brilliance China Automotive Holdings Ltd.	356,000	590,506
Daimler AG	23,070	2,191,917
Ford Motor Co.	139,300	2,290,092
Fuji Heavy Industries Ltd.	59,900	1,585,761
Great Wall Motor Co. Ltd. H Shares	119,500	490,149
Harley-Davidson, Inc.	48,616	3,463,404
Honda Motor Co., Ltd.	58,800	2,058,000
Hyundai Motor Co.	5,170	1,137,684
Tata Motors Ltd.	142,823	1,003,193
Tata Motors Ltd. ADR	33,325	1,241,023
Tesla Motors, Inc.(1)	1,650	342,820
Thor Industries, Inc.	13,300	798,000
		17,192,549
BANKS — 4.4%
Alior Bank SA(1)	18,170	500,013
Alpha Bank AE(1)	821,850	773,010
American National Bankshares, Inc.	1,300	29,094
Banco Popular Espanol SA	245,366	1,732,892
Bank of America Corp.	411,437	6,229,156
Bank of Ireland(1)	2,072,509	796,690
Bankia SA(1)	1,087,020	2,209,321
BankUnited, Inc.	8,078	262,858
BOK Financial Corp.	8,002	502,366
Capitec Bank Holdings Ltd.	26,460	555,024
Cathay General Bancorp.	5,833	140,167
Central Pacific Financial Corp.	2,660	50,646
Citigroup, Inc.	108,486	5,160,679
Comerica, Inc.	11,917	571,659
Commerce Bancshares, Inc.	31,537	1,369,021
Commonwealth Bank of Australia	24,813	1,884,094
Credicorp Ltd.	7,420	1,159,375
Cullen/Frost Bankers, Inc.	11,011	824,283
East West Bancorp., Inc.	28,810	964,559
Erste Group Bank AG	20,721	719,986
F.N.B. Corp.	9,119	111,617
First Horizon National Corp.	8,526	97,708
First Interstate Bancsystem, Inc.	2,963	76,060

	Shares/Principal Amount	Value
First NBC Bank Holding Co.(1)	2,944	$99,802
FirstMerit Corp.	3,614	67,473
Flushing Financial Corp.	1,816	36,120
Fulton Financial Corp.	5,011	59,881
Grupo Financiero Banorte SAB de CV	121,405	886,611
HDFC Bank Ltd.	70,922	951,488
Heritage Financial Corp.	4,358	68,639
Home Bancshares, Inc.	7,740	236,147
IBERIABANK Corp.	1,620	101,185
ICICI Bank Ltd. ADR	30,070	1,493,577
Industrial & Commercial Bank of China Ltd. H Shares	1,529,105	994,033
Intesa Sanpaolo SpA	213,320	714,755
Itau Unibanco Holding SA ADR	158,474	2,456,347
Itau Unibanco Holding SA Preference Shares	62,600	974,641
JPMorgan Chase & Co.	144,751	8,043,813
Kasikornbank PCL NVDR	98,100	560,273
KeyCorp	102,291	1,400,364
Lakeland Financial Corp.	1,413	51,122
Lloyds Banking Group plc(1)	1,614,759	2,107,403
M&T Bank Corp.	11,662	1,415,417
MB Financial, Inc.	2,110	56,632
Mitsubishi UFJ Financial Group, Inc.	148,800	837,548
National Bankshares, Inc.	1,657	52,196
OFG Bancorp	6,818	123,133
Park Sterling Corp.	8,592	55,418
PNC Financial Services Group, Inc. (The)	45,782	3,903,831
Popular, Inc.(1)	3,245	97,934
PrivateBancorp, Inc.	2,031	54,248
Prosperity Bancshares, Inc.	580	33,715
PT Bank Mandiri (Persero) Tbk	1,133,700	988,043
PT Bank Rakyat Indonesia (Persero) Tbk	952,400	832,075
Renasant Corp.	1,770	48,976
Royal Bank of Scotland Group plc(1)	287,800	1,672,033
Sberbank of Russia(1)	166,912	404,264
ServisFirst Bancshares, Inc.(1)	836	71,679
Signature Bank(1)	8,342	966,170
Skandinaviska Enskilda Banken AB A Shares	148,800	2,020,096
SunTrust Banks, Inc.	88,015	3,372,735
SVB Financial Group(1)	14,310	1,508,990
TCF Financial Corp.	2,699	42,887
Texas Capital Bancshares, Inc.(1)	3,395	173,824
Turkiye Halk Bankasi AS	47,820	371,634
U.S. Bancorp	81,500	3,438,485
UniCredit SpA	269,530	2,349,586
Valley National Bancorp	15,713	152,259
ViewPoint Financial Group, Inc.	3,138	77,979

	Shares/Principal Amount	Value
Wells Fargo & Co.	146,152	$7,421,599
Westamerica Bancorp.	15,795	773,481
		81,340,819
BEVERAGES — 1.0%
Anheuser-Busch InBev NV	22,203	2,436,717
Boston Beer Co., Inc., Class A(1)	182	39,023
Brown-Forman Corp., Class B	26,197	2,427,676
Coca-Cola Co. (The)	5,966	244,069
Constellation Brands, Inc., Class A(1)	36,580	3,077,475
Dr Pepper Snapple Group, Inc.	48,170	2,779,409
PepsiCo, Inc.	81,396	7,189,709
		18,194,078
BIOTECHNOLOGY — 1.3%
ACADIA Pharmaceuticals, Inc.(1)	2,310	47,701
Acorda Therapeutics, Inc.(1)	1,324	43,533
Aegerion Pharmaceuticals, Inc.(1)	830	27,266
Alexion Pharmaceuticals, Inc.(1)	20,299	3,376,130
Alnylam Pharmaceuticals, Inc.(1)	1,537	91,129
Amgen, Inc.	41,914	4,861,605
Arena Pharmaceuticals, Inc.(1)	5,687	34,975
Biogen Idec, Inc.(1)	15,920	5,084,370
BioMarin Pharmaceutical, Inc.(1)	12,076	699,925
Celldex Therapeutics, Inc.(1)	2,490	36,379
Cepheid, Inc.(1)	1,781	80,234
Clovis Oncology, Inc.(1)	560	28,678
CSL Ltd.	32,992	2,167,395
Dyax Corp.(1)	3,750	30,938
Exact Sciences Corp.(1)	2,272	30,627
Exelixis, Inc.(1)	6,394	21,164
Gilead Sciences, Inc.(1)	30,048	2,440,198
Halozyme Therapeutics, Inc.(1)	2,840	22,436
ImmunoGen, Inc.(1)	2,220	26,240
Incyte Corp. Ltd.(1)	9,139	452,837
Insmed, Inc.(1)	760	9,986
Intercept Pharmaceuticals, Inc.(1)	200	47,322
InterMune, Inc.(1)	2,430	96,277
Ironwood Pharmaceuticals, Inc.(1)	3,344	47,886
Isis Pharmaceuticals, Inc.(1)	2,559	74,774
Keryx Biopharmaceuticals, Inc.(1)	2,880	38,016
MannKind Corp.(1)	5,270	46,903
Merrimack Pharmaceuticals, Inc.(1)	2,370	18,415
Momenta Pharmaceuticals, Inc.(1)	1,050	13,010
Myriad Genetics, Inc.(1)	9,526	315,882
Naturalendo Tech Co. Ltd.(1)	8,350	556,558
Neurocrine Biosciences, Inc.(1)	2,110	29,308
NPS Pharmaceuticals, Inc.(1)	2,210	68,797

	Shares/Principal Amount	Value
Opko Health, Inc.(1)	5,120	$44,134
Orexigen Therapeutics, Inc.(1)	2,200	14,212
PDL BioPharma, Inc.	4,743	44,442
Puma Biotechnology, Inc.(1)	660	50,444
Regeneron Pharmaceuticals, Inc.(1)	4,527	1,389,608
Sarepta Therapeutics, Inc.(1)	950	31,996
Synageva BioPharma Corp.(1)	670	54,370
Synergy Pharmaceuticals, Inc.(1)	2,330	10,112
United Therapeutics Corp.(1)	15,541	1,487,895
		24,094,107
BUILDING PRODUCTS — 0.5%
Allegion plc	26,570	1,392,002
American Woodmark Corp.(1)	1,841	50,756
Apogee Enterprises, Inc.	3,385	101,889
Cie de St-Gobain	26,430	1,505,793
Continental Building Products, Inc.(1)	3,322	51,458
Daikin Industries Ltd.	33,200	1,977,976
Fortune Brands Home & Security, Inc.	39,460	1,577,611
Insteel Industries, Inc.	3,180	62,423
Lennox International, Inc.	19,149	1,626,133
Masco Corp.	44,400	945,720
NCI Building Systems, Inc.(1)	4,246	71,121
Nortek, Inc.(1)	200	16,804
		9,379,686
CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc.(1)	18,420	3,474,012
Ameriprise Financial, Inc.	16,490	1,856,939
Ares Management LP(1)	5,029	95,551
BlackRock, Inc.	3,950	1,204,355
Blackstone Group LP	6,200	192,696
Evercore Partners, Inc., Class A	2,590	142,554
Franklin Resources, Inc.	112,582	6,215,652
Goldman Sachs Group, Inc. (The)	13,240	2,115,884
HFF, Inc. Class A	3,170	102,454
Invesco Ltd.	68,554	2,515,932
KKR & Co. LP	29,248	664,807
LPL Financial Holdings, Inc.	10,422	488,792
Manning & Napier, Inc.	3,745	64,002
Morgan Stanley	37,780	1,165,891
Northern Trust Corp.	47,220	2,852,088
PennantPark Investment Corp.	2,855	31,548
Solar Capital Ltd.	2,109	43,952
State Street Corp.	10,455	682,398
Stifel Financial Corp.(1)	15,432	697,526
UBS AG	103,563	2,079,355
Waddell & Reed Financial, Inc. Class A	17,010	1,027,064
		27,713,452

	Shares/Principal Amount	Value
CHEMICALS — 1.8%
Akzo Nobel NV	27,520	$2,062,513
BASF SE	11,710	1,348,351
Cabot Corp.	5,204	294,286
Chemtura Corp.(1)	8,537	213,254
Dow Chemical Co. (The)	90,851	4,735,154
E.I. du Pont de Nemours & Co.	11,760	815,086
Eastman Chemical Co.	27,699	2,444,714
Flotek Industries, Inc.(1)	4,047	114,854
FMC Corp.	26,420	2,022,715
Givaudan SA	650	1,065,550
Hawkins, Inc.	1,732	62,542
Innophos Holdings, Inc.	2,968	155,820
Johnson Matthey plc	37,600	2,024,365
Kronos Worldwide, Inc.	1,959	29,561
LSB Industries, Inc.(1)	3,629	138,483
LyondellBasell Industries NV, Class A	42,769	4,258,509
Minerals Technologies, Inc.	421	26,102
Monsanto Co.	29,201	3,558,142
NewMarket Corp.	1,276	499,567
Olin Corp.	14,820	403,845
PolyOne Corp.	2,290	91,898
PPG Industries, Inc.	7,968	1,606,428
Scotts Miracle-Gro Co. (The), Class A	15,604	935,460
Sensient Technologies Corp.	500	27,400
Sherwin-Williams Co. (The)	6,585	1,347,357
Sigma-Aldrich Corp.	12,954	1,276,358
Sika AG	321	1,272,171
Tronox Ltd. Class A	5,823	154,717
Westlake Chemical Corp.	8,848	715,361
		33,700,563
COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	81,883	2,636,633
Deluxe Corp.	7,249	406,596
KAR Auction Services, Inc.	25,910	791,291
Multi-Color Corp.	7,391	259,646
Republic Services, Inc.	95,845	3,392,913
Stericycle, Inc.(1)	9,857	1,127,345
Tyco International Ltd.	72,250	3,152,990
Waste Management, Inc.	10,901	487,057
		12,254,471
COMMUNICATIONS EQUIPMENT — 1.0%
ARRIS Group, Inc.(1)	15,610	516,847
Ciena Corp.(1)	29,153	565,568
Cisco Systems, Inc.	229,834	5,658,513
CommScope Holding Co., Inc.(1)	1,601	42,330

	Shares/Principal Amount	Value
Harris Corp.	4,028	$311,163
Juniper Networks, Inc.(1)	43,306	1,059,265
Polycom, Inc.(1)	8,569	109,255
QUALCOMM, Inc.	130,906	10,531,388
Riverbed Technology, Inc.(1)	6,870	139,598
Ubiquiti Networks, Inc.(1)	6,462	225,912
		19,159,839
CONSTRUCTION AND ENGINEERING — 0.3%
Great Lakes Dredge & Dock Corp.(1)	4,399	33,520
Hyundai Development Co-Engineering & Construction	21,590	605,248
Koninklijke Boskalis Westminster NV	23,450	1,335,534
Larsen & Toubro Ltd.	14,070	368,001
MasTec, Inc.(1)	41,148	1,481,328
Northwest Pipe Co.(1)	2,165	77,853
Promotora y Operadora de Infraestructura SAB de CV(1)	37,667	526,105
Quanta Services, Inc.(1)	36,590	1,242,231
URS Corp.	2,615	117,675
		5,787,495
CONSTRUCTION MATERIALS — 0.3%
Caesarstone Sdot-Yam Ltd.	2,160	97,578
Cemex Latam Holdings SA(1)	108,670	998,501
Cemex SAB de CV ADR(1)	232,274	2,989,367
Headwaters, Inc.(1)	10,624	137,368
James Hardie Industries SE	63,330	844,582
		5,067,396
CONSUMER FINANCE — 0.6%
American Express Co.	36,324	3,323,646
Capital One Financial Corp.	21,970	1,733,213
Cash America International, Inc.	49,649	2,358,824
Discover Financial Services	24,780	1,465,241
Portfolio Recovery Associates, Inc.(1)	12,421	692,968
Santander Consumer USA Holdings, Inc.	28,277	555,643
		10,129,535
CONTAINERS AND PACKAGING — 0.3%
Ball Corp.	41,672	2,515,322
Bemis Co., Inc.	18,501	766,126
Berry Plastics Group, Inc.(1)	9,908	233,928
Graphic Packaging Holding Co.(1)	27,175	298,653
Packaging Corp. of America	1,656	114,529
Silgan Holdings, Inc.	3,349	163,532
Sonoco Products Co.	52,107	2,201,000
		6,293,090
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	1,260	104,177
LKQ Corp.(1)	70,500	1,955,670
Pool Corp.	2,638	152,292
		2,212,139

	Shares/Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	104,200	$747,907
Nord Anglia Education, Inc.(1)	7,198	129,564
Sotheby's	2,031	80,184
Steiner Leisure, Ltd.(1)	2,987	120,018
		1,077,673
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Berkshire Hathaway, Inc., Class B(1)	29,024	3,724,940
Compass Diversified Holdings	3,545	62,215
ING Groep NV CVA(1)	158,070	2,213,986
MarketAxess Holdings, Inc.	1,996	106,487
Moody's Corp.	24,494	2,095,217
MSCI, Inc., Class A(1)	24,938	1,076,324
ORIX Corp.	152,400	2,416,244
PHH Corp.(1)	2,838	72,284
Voya Financial, Inc.	3,542	126,803
		11,894,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	157,802	5,597,237
BT Group plc	249,560	1,660,699
CenturyLink, Inc.	46,753	1,761,186
Iliad SA	3,490	1,115,609
Thaicom PCL	532,900	633,052
tw telecom, inc., Class A(1)	41,750	1,368,982
Verizon Communications, Inc.	138,998	6,944,340
		19,081,105
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	1,678	83,346
American Electric Power Co., Inc.	29,350	1,565,822
El Paso Electric Co.	3,508	133,690
Empire District Electric Co. (The)	2,986	71,694
Great Plains Energy, Inc.	54,086	1,376,489
IDACORP, Inc.	496	27,196
Northeast Utilities	12,084	548,614
Portland General Electric Co.	18,861	623,733
PPL Corp.	26,590	933,043
Southern Co. (The)	20,255	886,764
UIL Holdings Corp.	2,158	79,781
Westar Energy, Inc.	85,207	3,071,712
Xcel Energy, Inc.	79,526	2,446,220
		11,848,104
ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	20,160	2,530,282
Eaton Corp. plc	29,430	2,168,697
Emerson Electric Co.	45,509	3,036,815
EnerSys	1,920	132,557
GrafTech International Ltd.(1)	8,594	89,807

	Shares/Principal Amount	Value
Nidec Corp.	46,400	$2,697,855
Regal-Beloit Corp.	4,864	371,269
Rockwell Automation, Inc.	37,202	4,504,418
Schneider Electric SA	23,401	2,203,588
Vestas Wind Systems A/S(1)	16,780	902,547
		18,637,835
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Belden, Inc.	1,762	126,846
CDW Corp.	2,058	60,526
Cognex Corp.(1)	1,876	67,536
FARO Technologies, Inc.(1)	649	27,595
FEI Co.	1,280	106,816
Hon Hai Precision Industry Co. Ltd.	413,000	1,272,655
Ingram Micro, Inc., Class A(1)	1,668	46,320
Keyence Corp.	6,100	2,369,592
Largan Precision Co. Ltd.	11,000	719,014
LG Display Co. Ltd.(1)	26,570	707,092
Littelfuse, Inc.	2,625	230,108
Measurement Specialties, Inc.(1)	2,090	132,778
Merry Electronics Co. Ltd.	95,000	589,285
Methode Electronics, Inc.	3,440	107,156
Murata Manufacturing Co. Ltd.	15,800	1,338,344
TE Connectivity Ltd.	45,738	2,719,581
Trimble Navigation Ltd.(1)	22,695	818,609
TTM Technologies, Inc.(1)	7,703	57,773
		11,497,626
ENERGY EQUIPMENT AND SERVICES — 1.3%
Baker Hughes, Inc.	49,035	3,457,948
Bristow Group, Inc.	661	50,223
Cal Dive International, Inc.(1)	650	838
Cameron International Corp.(1)	7,424	474,765
China Oilfield Services Ltd. H Shares	310,000	764,509
Core Laboratories NV	2,314	369,893
Dril-Quip, Inc.(1)	8,450	863,759
Frank's International NV	11,310	269,630
Gulfmark Offshore, Inc., Class A	1,708	79,268
Halliburton Co.	32,310	2,088,518
Helix Energy Solutions Group, Inc.(1)	1,342	31,376
Hercules Offshore, Inc.(1)	9,805	44,515
Hornbeck Offshore Services, Inc.(1)	1,294	58,541
Matrix Service Co.(1)	2,084	68,043
National Oilwell Varco, Inc.(2)	20,770	1,535,526
Oceaneering International, Inc.	16,735	1,205,757
Patterson-UTI Energy, Inc.	21,760	720,038
RigNet, Inc.(1)	2,020	95,788
RPC, Inc.	31,023	685,298

	Shares/Principal Amount	Value
Sapurakencana Petroleum Bhd(1)	439,300	$570,147
Schlumberger Ltd.	88,964	9,255,815
Technip SA	5,490	589,565
Tetra Technologies, Inc.(1)	3,102	35,766
		23,315,526
FOOD AND STAPLES RETAILING — 0.8%
BIM Birlesik Magazalar AS	54,194	1,189,870
Carrefour SA	27,319	993,188
Casey's General Stores, Inc.	630	44,875
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	21,720	985,002
Costco Wholesale Corp.	18,470	2,142,889
CVS Caremark Corp.	28,910	2,264,231
Kroger Co. (The)	16,580	791,529
Magnit OJSC GDR	22,631	1,317,124
Rite Aid Corp.(1)	27,592	230,669
Seven & I Holdings Co. Ltd.	25,400	1,015,002
Sprouts Farmers Market, Inc.(1)	15,448	418,641
Sysco Corp.	43,946	1,649,293
United Natural Foods, Inc.(1)	14,001	943,808
Village Super Market, Inc., Class A	2,267	55,632
Walgreen Co.	9,099	654,309
Weis Markets, Inc.	1,323	62,671
		14,758,733
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	71,098	3,195,144
Associated British Foods plc	53,177	2,690,101
BRF SA ADR	19,900	429,442
Campbell Soup Co.	10,200	468,180
ConAgra Foods, Inc.	19,992	645,742
Danone SA	7,026	523,218
First Resources Ltd.	261,000	522,291
General Mills, Inc.	65,914	3,620,656
Gruma SAB de CV B Shares(1)	60,930	635,105
Hain Celestial Group, Inc. (The)(1)	16,702	1,515,205
Hershey Co. (The)	17,264	1,680,478
Hillshire Brands Co.	19,580	1,043,222
Hormel Foods Corp.	12,431	611,730
Ingredion, Inc.	12,086	920,349
J&J Snack Foods Corp.	1,238	115,963
Kellogg Co.	47,615	3,284,483
Kerry Group plc A Shares	4,810	366,195
Kraft Foods Group, Inc.	8,937	531,394
Mead Johnson Nutrition Co.	33,765	3,020,955
Mondelez International, Inc., Class A	14,886	560,011
Nestle SA	50,520	3,963,183
Pilgrim's Pride Corp.(1)	54,025	1,374,396

	Shares/Principal Amount	Value
Snyders-Lance, Inc.	995	$27,044
TreeHouse Foods, Inc.(1)	2,201	164,965
Tyson Foods, Inc., Class A	60,097	2,551,719
Ulker Biskuvi Sanayi AS	63,870	539,000
Unilever plc	17,947	806,217
Universal Robina Corp.	252,940	861,343
WhiteWave Foods Co. Class A(1)	5,708	179,745
		36,847,476
GAS UTILITIES — 0.3%
AGL Resources, Inc.	456	24,341
Atmos Energy Corp.	14,623	732,612
ENN Energy Holdings Ltd.	216,000	1,528,141
Infraestructura Energetica Nova SAB de CV	172,470	945,490
Laclede Group, Inc. (The)	28,860	1,347,185
South Jersey Industries, Inc.	1,429	82,196
WGL Holdings, Inc.	14,217	576,499
		5,236,464
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Abaxis, Inc.	751	31,031
Abbott Laboratories	55,210	2,208,952
Align Technology, Inc.(1)	2,466	134,668
Becton Dickinson and Co.	20,230	2,381,071
Boston Scientific Corp.(1)	48,992	628,567
C.R. Bard, Inc.	27,342	4,044,155
CareFusion Corp.(1)	33,396	1,433,690
Cie Generale d'Optique Essilor International SA	5,762	605,266
Coloplast A/S B Shares	11,660	1,007,335
Cooper Cos., Inc. (The)	5,541	714,900
Cyberonics, Inc.(1)	854	51,923
DENTSPLY International, Inc.	29,497	1,394,913
DexCom, Inc.(1)	11,554	390,063
Endologix, Inc.(1)	2,392	31,240
Globus Medical, Inc.(1)	1,850	44,733
GN Store Nord A/S	61,420	1,695,055
Haemonetics Corp.(1)	5,195	176,942
HeartWare International, Inc.(1)	480	43,282
Hill-Rom Holdings, Inc.	1,062	42,151
ICU Medical, Inc.(1)	439	26,371
IDEXX Laboratories, Inc.(1)	7,211	926,469
Insulet Corp.(1)	1,812	66,374
Integra LifeSciences Holdings Corp.(1)	757	34,027
Masimo Corp.(1)	1,622	39,966
Medtronic, Inc.	123,110	7,513,403
Meridian Bioscience, Inc.	1,544	31,513
Neogen Corp.(1)	1,092	41,267
Orthofix International NV(1)	1,942	61,542

	Shares/Principal Amount	Value
Smith & Nephew plc	60,443	$1,059,750
St. Jude Medical, Inc.	37,142	2,410,516
STERIS Corp.	8,365	447,695
Stryker Corp.	42,031	3,551,199
Teleflex, Inc.	28,610	3,050,970
Thoratec Corp.(1)	1,770	58,622
Utah Medical Products, Inc.	1,559	85,449
West Pharmaceutical Services, Inc.	1,842	77,530
Zimmer Holdings, Inc.	5,775	602,621
		37,145,221
HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Acadia Healthcare Co., Inc.(1)	1,075	45,838
Aetna, Inc.	22,250	1,725,488
Air Methods Corp.(1)	922	44,440
AmerisourceBergen Corp.	34,120	2,496,902
AMN Healthcare Services, Inc.(1)	6,894	77,213
Cardinal Health, Inc.	36,145	2,552,921
Centene Corp.(1)	1,450	108,054
Chemed Corp.	580	51,086
Cigna Corp.	4,768	428,071
Emeritus Corp.(1)	1,498	46,857
Ensign Group, Inc. (The)	800	37,520
Express Scripts Holding Co.(1)	19,109	1,365,720
Hanger, Inc.(1)	1,855	56,355
HealthSouth Corp.	2,987	104,903
IPC The Hospitalist Co., Inc.(1)	642	28,023
LifePoint Hospitals, Inc.(1)	18,700	1,145,188
Magellan Health Services, Inc.(1)	653	39,761
Molina Healthcare, Inc.(1)	960	41,366
MWI Veterinary Supply, Inc.(1)	457	63,756
National Healthcare Corp.	652	35,208
Patterson Cos., Inc.	18,059	707,191
PharMerica Corp.(1)	718	19,487
Quest Diagnostics, Inc.	22,639	1,355,850
Team Health Holdings, Inc.(1)	1,938	98,392
WellCare Health Plans, Inc.(1)	759	58,785
WellPoint, Inc.	11,110	1,203,880
		13,938,255
HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	828	105,081
Cerner Corp.(1)	13,730	742,106
HMS Holdings Corp.(1)	2,526	47,489
MedAssets, Inc.(1)	4,285	100,355
Medidata Solutions, Inc.(1)	2,268	87,704
Quality Systems, Inc.	1,477	22,997
		1,105,732

	Shares/Principal Amount	Value
HOTELS, RESTAURANTS AND LEISURE — 1.3%
Accor SA	35,220	$1,863,514
Alsea SAB de CV	133,017	453,581
Bally Technologies, Inc.(1)	16,254	958,986
Buffalo Wild Wings, Inc.(1)	410	59,249
Carnival Corp.	20,842	834,305
Carnival plc	10,880	442,248
Cedar Fair LP	1,713	89,127
Chipotle Mexican Grill, Inc.(1)	7,039	3,850,967
ClubCorp Holdings, Inc.	2,077	36,534
Compass Group plc	32,603	544,032
Dunkin' Brands Group, Inc.	21,980	983,825
Einstein Noah Restaurant Group, Inc.	2,978	45,891
Hotel Shilla Co. Ltd.	8,790	796,976
Hyatt Hotels Corp., Class A(1)	6,600	403,656
International Game Technology	41,292	518,215
Las Vegas Sands Corp.	28,325	2,167,429
Marriott International, Inc., Class A	75,433	4,648,182
Noodles & Co.(1)	17,849	593,479
OPAP SA	36,230	615,361
Orient-Express Hotels Ltd. Class A(1)	2,171	28,549
Papa John's International, Inc.	4,646	201,497
Papa Murphy's Holdings, Inc.(1)	1,857	20,334
Ruth's Hospitality Group, Inc.	7,520	92,120
Sands China Ltd.	209,200	1,524,555
Scientific Games Corp. Class A(1)	11,541	103,292
Six Flags Entertainment Corp.	3,472	140,477
Whitbread plc	35,354	2,480,637
		24,497,018
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc.(1)	1,290	99,033
Coway Co. Ltd.	13,510	1,136,207
Haier Electronics Group Co. Ltd.	358,000	837,632
Harman International Industries, Inc.	6,170	648,035
Helen of Troy Ltd.(1)	486	28,169
Libbey, Inc.(1)	3,010	81,119
M.D.C. Holdings, Inc.	1,818	52,013
Mohawk Industries, Inc.(1)	9,460	1,283,344
Newell Rubbermaid, Inc.	39,103	1,144,936
Panasonic Corp.	146,000	1,567,564
Standard Pacific Corp.(1)	17,316	139,047
Whirlpool Corp.	15,385	2,208,517
William Lyon Homes Class A(1)	3,100	81,499
		9,307,115
HOUSEHOLD PRODUCTS — 1.0%
Central Garden and Pet Co.(1)	7,302	58,124

	Shares/Principal Amount	Value
Church & Dwight Co., Inc.	31,812	$2,202,345
Energizer Holdings, Inc.	22,359	2,593,644
Henkel AG & Co. KGaA Preference Shares	7,740	893,968
Kimberly-Clark Corp.	28,115	3,158,720
Procter & Gamble Co. (The)	44,159	3,567,606
Reckitt Benckiser Group plc	25,780	2,203,832
Spectrum Brands Holdings, Inc.	730	56,845
Svenska Cellulosa AB B Shares	69,511	1,934,093
Unicharm Corp.	15,500	938,526
		17,607,703
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS†
AES Corp. (The)	10,609	149,587
INDUSTRIAL CONGLOMERATES — 0.5%
Danaher Corp.	19,938	1,563,737
General Electric Co.	201,547	5,399,444
Koninklijke Philips Electronics NV	40,837	1,289,804
Siemens AG	9,070	1,204,973
SM Investments Corp.	20,660	371,129
		9,829,087
INSURANCE — 2.4%
ACE Ltd.	10,733	1,113,119
Aflac, Inc.	7,870	481,880
Allied World Assurance Co. Holdings Ltd.	2,550	95,625
Allstate Corp. (The)	45,525	2,652,286
American Equity Investment Life Holding Co.	1,326	29,862
American International Group, Inc.	95,621	5,170,227
AMERISAFE, Inc.	1,608	61,924
Amtrust Financial Services, Inc.	41,918	1,789,899
Argo Group International Holdings Ltd.	1,416	68,605
Arthur J Gallagher & Co.	12,398	568,200
Aspen Insurance Holdings Ltd.	54,766	2,516,498
AXA SA	53,350	1,317,033
Baldwin & Lyons, Inc., Class B	3,892	99,207
BB Seguridade Participacoes SA	55,400	700,815
Brown & Brown, Inc.	14,731	444,729
Chubb Corp. (The)	9,783	906,493
CNO Financial Group, Inc.	4,230	68,230
Discovery Holdings Ltd.	93,514	808,475
Endurance Specialty Holdings Ltd.	847	43,807
Everest Re Group Ltd.	6,054	968,761
Hanover Insurance Group, Inc. (The)	4,685	281,334
HCC Insurance Holdings, Inc.	23,470	1,102,621
Infinity Property & Casualty Corp.	707	45,255
Marsh & McLennan Cos., Inc.	4,097	205,956
MetLife, Inc.	61,065	3,110,040
Old Republic International Corp.	102,768	1,757,333

	Shares/Principal Amount	Value
Ping An Insurance Group Co. H Shares	171,500	$1,326,131
Platinum Underwriters Holdings Ltd.	570	36,566
Powszechny Zaklad Ubezpieczen SA	5,101	750,535
Principal Financial Group, Inc.	16,626	777,598
Prudential Financial, Inc.	19,240	1,580,758
Prudential plc	56,300	1,307,496
Reinsurance Group of America, Inc.	14,576	1,139,260
RenaissanceRe Holdings Ltd.	24,001	2,500,184
Sampo A Shares	27,484	1,385,449
St. James's Place plc	154,420	2,025,412
Symetra Financial Corp.	1,782	37,155
Travelers Cos., Inc. (The)	48,511	4,533,353
United Fire Group, Inc.	1,692	46,953
Unum Group	18,277	619,773
Validus Holdings Ltd.	994	37,106
		44,511,943
INTERNET AND CATALOG RETAIL — 0.5%
HSN, Inc.	2,382	132,487
Netflix, Inc.(1)	1,420	593,319
Orbitz Worldwide, Inc.(1)	5,017	37,276
Priceline Group, Inc. (The)(1)	2,255	2,883,311
Rakuten, Inc.	94,492	1,224,312
Shutterfly, Inc.(1)	1,509	62,080
TripAdvisor, Inc.(1)	27,150	2,638,165
Vipshop Holdings Ltd. ADR(1)	11,018	1,792,188
		9,363,138
INTERNET SOFTWARE AND SERVICES — 1.5%
Amber Road, Inc.(1)	4,075	55,746
Baidu, Inc. ADR(1)	5,420	899,720
comScore, Inc.(1)	3,950	123,358
Cornerstone OnDemand, Inc.(1)	1,330	53,453
CoStar Group, Inc.(1)	14,566	2,309,439
eBay, Inc.(1)	50,955	2,584,947
Envestnet, Inc.(1)	3,230	130,944
Everyday Health, Inc.(1)	2,443	43,437
Facebook, Inc., Class A(1)	39,011	2,469,396
Google, Inc., Class A(1)	8,918	5,097,975
Google, Inc., Class C(1)	13,055	7,323,594
LinkedIn Corp., Class A(1)	2,680	429,041
Mail.ru Group Ltd. GDR(1)	11,234	382,405
NAVER Corp.	1,120	832,151
Q2 Holdings, Inc.(1)	3,515	46,222
Qihoo 360 Technology Co. Ltd. ADR(1)	3,970	364,565
Shutterstock, Inc.(1)	3,070	199,673
Tencent Holdings Ltd.	295,900	4,171,557
Web.com Group, Inc.(1)	3,608	124,260

	Shares/Principal Amount	Value
Yandex NV A Shares(1)	11,138	$346,837
Yelp, Inc.(1)	1,280	84,672
		28,073,392
IT SERVICES — 1.2%
Alliance Data Systems Corp.(1)	13,660	3,497,643
Amadeus IT Holding SA A Shares	26,040	1,144,050
Amdocs Ltd.	20,918	1,006,574
Cielo SA	63,100	1,126,071
EVERTEC, Inc.	7,828	187,167
FleetCor Technologies, Inc.(1)	2,095	264,829
HCL Technologies Ltd.	43,930	1,054,610
iGATE Corp.(1)	3,170	110,538
International Business Machines Corp.	22,582	4,163,217
MasterCard, Inc., Class A	31,956	2,443,036
MAXIMUS, Inc.	3,666	163,797
MoneyGram International, Inc.(1)	8,296	109,341
Sabre Corp.(1)	31,560	605,952
SYKES Enterprises, Inc.(1)	2,226	44,921
Tata Consultancy Services Ltd.	30,500	1,105,283
VeriFone Systems, Inc.(1)	1,413	46,361
Virtusa Corp.(1)	3,479	119,017
Visa, Inc., Class A	24,148	5,187,715
Wirecard AG	8,070	352,020
		22,732,142
LEISURE PRODUCTS — 0.2%
Brunswick Corp.	4,985	214,854
Hasbro, Inc.	44,072	2,366,666
Malibu Boats, Inc.(1)	2,278	45,150
Polaris Industries, Inc.	9,190	1,184,775
		3,811,445
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	11,238	639,892
Bio-Rad Laboratories, Inc., Class A(1)	4,415	533,023
Covance, Inc.(1)	17,308	1,451,449
Luminex Corp.(1)	1,401	23,803
PAREXEL International Corp.(1)	1,639	82,687
PerkinElmer, Inc.	2	90
Waters Corp.(1)	19,964	1,999,594
		4,730,538
MACHINERY — 1.7%
Albany International Corp., Class A	4,645	173,026
Briggs & Stratton Corp.	3,469	71,392
Caterpillar, Inc.	31,283	3,198,061
CIMC Enric Holdings Ltd.	272,000	388,023
CSR Corp. Ltd.	510,000	377,585
Dover Corp.	17,091	1,489,993

	Shares/Principal Amount	Value
Dynamic Materials Corp.	4,638	$101,016
EnPro Industries, Inc.(1)	649	47,630
FANUC Corp.	11,000	1,871,513
Flowserve Corp.	28,240	2,082,418
Global Brass & Copper Holdings, Inc.	10,632	171,388
Hardinge, Inc.	2,715	34,671
Hiwin Technologies Corp.	69,000	708,743
Ingersoll-Rand plc	32,480	1,942,954
ITT Corp.	3,553	155,195
Kadant, Inc.	1,790	67,841
Kennametal, Inc.	1,859	83,729
King Slide Works Co. Ltd.	49,000	669,990
Komatsu Ltd.	68,800	1,498,326
Middleby Corp.(1)	9,667	2,308,673
Mueller Water Products, Inc., Class A	13,533	114,083
PACCAR, Inc.	15,860	1,004,890
Parker-Hannifin Corp.	22,254	2,786,868
Pentair Ltd.	18,150	1,354,716
Rexnord Corp.(1)	1,393	35,619
Snap-On, Inc.	15,276	1,791,416
Stanley Black & Decker, Inc.	19,323	1,688,830
Volvo AB B Shares	45,250	657,924
WABCO Holdings, Inc.(1)	25,895	2,764,809
Wabtec Corp.	13,059	1,028,266
WEG SA	65,000	761,907
		31,431,495
MEDIA — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)	1,598	36,227
CBS Outdoor Americas, Inc.(1)	1,066	34,613
Charter Communications, Inc., Class A(1)	8,293	1,187,060
Comcast Corp., Class A	158,004	8,247,809
Cumulus Media, Inc., Class A(1)	16,453	103,983
Discovery Communications, Inc., Class A(1)	17,914	1,378,661
E.W. Scripps Co. (The), Class A(1)	1,487	29,026
Entercom Communications Corp., Class A(1)	12,274	128,141
Entravision Communications Corp., Class A	39,879	213,751
Harte-Hanks, Inc.	2,740	19,481
ITV plc	269,584	822,867
John Wiley & Sons, Inc., Class A	5,396	295,593
Journal Communications, Inc., Class A(1)	7,055	58,204
LIN Media LLC(1)	3,397	85,401
Naspers Ltd. N Shares	7,788	858,549
Publicis Groupe SA	11,928	1,028,911
Scripps Networks Interactive, Inc. Class A	14,258	1,090,167
Sinclair Broadcast Group, Inc., Class A	2,261	66,880
Sky Deutschland AG(1)	158,715	1,480,715

	Shares/Principal Amount	Value
Time Warner Cable, Inc.	7,930	$1,119,399
Time Warner, Inc.(2)	32,680	2,181,390
Time Warner, Inc.	4,550	317,726
Time, Inc.(1)(2)	4,085	87,827
Tribune Co.(1)	18,350	1,453,320
Walt Disney Co. (The)	61,473	5,164,347
		27,490,048
METALS AND MINING — 0.5%
Allegheny Technologies, Inc.	1,850	75,980
AM Castle & Co.(1)	6,621	79,915
BHP Billiton Ltd.	42,129	1,451,064
Century Aluminum Co.(1)	1,559	21,280
Compass Minerals International, Inc.	714	66,395
Constellium NV, Class A(1)	21,825	635,981
Freeport-McMoRan Copper & Gold, Inc.	34,650	1,179,832
Grupo Mexico SAB de CV	205,010	674,517
Haynes International, Inc.	2,128	112,997
Horsehead Holding Corp.(1)	14,601	242,085
MMC Norilsk Nickel OJSC ADR	51,150	980,545
Newmont Mining Corp.	17,717	405,542
Nucor Corp.	18,726	948,097
Rio Tinto plc	44,902	2,300,841
		9,175,071
MULTI-UTILITIES — 0.3%
Ameren Corp.	16,410	645,733
Avista Corp.	3,880	121,483
Black Hills Corp.	1,178	67,935
Consolidated Edison, Inc.	21,965	1,208,295
NorthWestern Corp.	13,617	653,616
PG&E Corp.	25,908	1,188,400
Wisconsin Energy Corp.	48,909	2,226,338
		6,111,800
MULTILINE RETAIL — 0.8%
Dillard's, Inc., Class A	18,685	2,106,734
Family Dollar Stores, Inc.	7,255	425,143
Macy's, Inc.	74,337	4,452,043
Next plc	10,300	1,146,386
PT Matahari Department Store Tbk(1)	560,100	696,827
SACI Falabella	72,038	672,603
Target Corp.	92,197	5,233,101
		14,732,837
OIL, GAS AND CONSUMABLE FUELS — 3.7%
Alliance Resource Partners LP	115	10,459
Alpha Natural Resources, Inc.(1)	7,654	25,870
Antero Resources Corp.(1)	19,150	1,177,725
Apache Corp.	16,944	1,579,520

	Shares/Principal Amount	Value
Ardmore Shipping Corp.	7,119	$99,025
Athlon Energy, Inc.(1)	4,550	197,743
BG Group plc	141,243	2,890,734
Bonanza Creek Energy, Inc.(1)	762	40,858
Cabot Oil & Gas Corp.	24,216	877,588
Carrizo Oil & Gas, Inc.(1)	2,040	117,218
Chevron Corp.	71,127	8,733,684
CNOOC Ltd.	507,000	869,746
Concho Resources, Inc.(1)	18,680	2,462,024
Delek US Holdings, Inc.	1,016	31,567
Devon Energy Corp.	12,080	892,712
Encana Corp.	61,978	1,444,707
Energy XXI Bermuda Ltd.	4,086	87,645
EOG Resources, Inc.	52,877	5,594,387
Exxon Mobil Corp.	93,653	9,414,936
Gran Tierra Energy, Inc.(1)	107,853	778,699
Gulfport Energy Corp.(1)	14,511	892,862
Hugoton Royalty Trust	4,579	50,232
Imperial Oil Ltd.	81,375	4,006,835
Jones Energy, Inc.(1)	3,574	62,616
Kodiak Oil & Gas Corp.(1)	7,506	95,551
Marathon Petroleum Corp.	10,310	921,611
Murphy Oil Corp.	9,019	556,202
Noble Energy, Inc.	28,996	2,089,742
Nordic American Tanker Shipping Ltd.	4,599	37,620
Northern Tier Energy LP	4,031	112,425
NovaTek OAO GDR	6,056	702,496
Oasis Petroleum, Inc.(1)	46,440	2,298,780
Occidental Petroleum Corp.	67,168	6,695,978
Pacific Coast Oil Trust	4,978	66,257
Pacific Rubiales Energy Corp.	36,460	712,522
PBF Energy, Inc., Class A	1,971	62,895
PBF Logistics LP(1)	465	12,439
PDC Energy, Inc.(1)	578	37,102
Penn Virginia Corp.(1)	5,281	80,166
Sasol Ltd.	11,170	628,244
Scorpio Tankers, Inc.	7,652	69,404
Southwestern Energy Co.(1)	19,031	865,339
Statoil ASA	41,820	1,281,625
Total SA	34,340	2,409,808
Total SA ADR	27,330	1,898,068
Ultrapar Participacoes SA	37,200	897,994
Vaalco Energy, Inc.(1)	5,250	34,125
Valero Energy Corp.	50,711	2,842,351
Western Refining, Inc.	1,165	47,788
Williams Partners LP	18,127	962,725
		68,758,649

	Shares/Principal Amount	Value
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	1,458	$38,141
Clearwater Paper Corp.(1)	927	57,539
International Paper Co.	24,150	1,150,265
KapStone Paper and Packaging Corp.(1)	5,899	171,366
Wausau Paper Corp.	5,235	55,700
		1,473,011
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	3,790	54,159
Estee Lauder Cos., Inc. (The), Class A	21,372	1,637,523
Hengan International Group Co. Ltd.	42,000	445,572
Hypermarcas SA	80,400	652,086
		2,789,340
PHARMACEUTICALS — 4.0%
AbbVie, Inc.	70,821	3,847,705
Actavis plc(1)	21,926	4,638,226
Akorn, Inc.(1)	1,933	54,066
Aspen Pharmacare Holdings Ltd.	36,138	932,683
Auxilium Pharmaceuticals, Inc.(1)	1,914	42,835
Bayer AG	24,530	3,547,779
Bristol-Myers Squibb Co.	58,252	2,897,454
Eli Lilly & Co.	55,751	3,337,255
Endo International plc(1)	16,010	1,130,146
Hospira, Inc.(1)	21,249	1,044,813
Johnson & Johnson	160,682	16,302,796
Medicines Co. (The)(1)	1,725	48,128
Merck & Co., Inc.	147,434	8,530,531
Nektar Therapeutics(1)	3,209	37,642
Novartis AG	35,578	3,190,300
Novo Nordisk A/S B Shares	52,625	2,225,881
Pacira Pharmaceuticals, Inc.(1)	980	76,058
Perrigo Co. plc	5,062	699,568
Pfizer, Inc.	246,865	7,314,610
Prestige Brands Holdings, Inc.(1)	2,282	78,044
Questcor Pharmaceuticals, Inc.	1,118	100,765
Roche Holding AG	18,484	5,438,899
Salix Pharmaceuticals Ltd.(1)	11,780	1,343,862
Shire plc	26,970	1,543,370
Teva Pharmaceutical Industries Ltd. ADR	32,315	1,631,584
VIVUS, Inc.(1)	2,604	12,838
Zoetis, Inc.	85,944	2,638,481
		72,686,319
PROFESSIONAL SERVICES — 0.3%
Adecco SA	12,015	1,002,927
Capita Group plc (The)	59,396	1,102,124
CDI Corp.	5,766	80,320

	Shares/Principal Amount	Value
Huron Consulting Group, Inc.(1)	1,588	$107,793
Intertek Group plc	14,430	705,793
Kforce, Inc.	6,113	134,669
Korn/Ferry International(1)	5,390	163,694
Manpowergroup, Inc.	8,971	735,443
Nielsen NV	11,530	556,438
On Assignment, Inc.(1)	4,033	142,163
		4,731,364
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Acadia Realty Trust	12,900	355,911
Alexandria Real Estate Equities, Inc.	11,635	885,307
American Campus Communities, Inc.	23,450	910,798
Annaly Capital Management, Inc.	78,448	924,902
Apartment Investment & Management Co., Class A	21,665	682,014
Apollo Commercial Real Estate Finance, Inc.	4,328	72,494
Armada Hoffler Properties, Inc.	5,093	49,198
Associated Estates Realty Corp.	4,124	71,304
AvalonBay Communities, Inc.	6,311	895,152
Blackstone Mortgage Trust, Inc., Class A	1,453	43,183
Boston Properties, Inc.	14,619	1,764,221
Brixmor Property Group, Inc.	28,450	618,787
Camden Property Trust	8,300	582,992
Campus Crest Communities, Inc.	12,175	107,992
Capstead Mortgage Corp.	25,337	333,688
CBL & Associates Properties, Inc.	2,835	53,355
Chatham Lodging Trust	3,673	82,643
Chimera Investment Corp.	13,495	42,509
Colony Financial, Inc.	2,135	47,312
Corporate Office Properties Trust	14,101	388,483
Corrections Corp. of America	33,043	1,074,889
Cousins Properties, Inc.	54,188	650,256
DCT Industrial Trust, Inc.	50,466	399,691
DDR Corp.	37,112	642,409
DiamondRock Hospitality Co.	4,317	53,617
Duke Realty Corp.	43,291	766,251
Empire State Realty Trust, Inc.	48,016	786,982
EPR Properties	1,299	70,042
Equity One, Inc.	3,300	75,768
Equity Residential	26,039	1,609,210
Essex Property Trust, Inc.	7,165	1,296,578
Excel Trust, Inc.	5,238	69,142
Extra Space Storage, Inc.	7,023	367,654
Federal Realty Investment Trust	3,210	383,659
First Industrial Realty Trust, Inc.	17,716	328,455
General Growth Properties, Inc.	52,707	1,256,008
Hatteras Financial Corp.	3,538	71,786

	Shares/Principal Amount	Value
HCP, Inc.	16,657	$695,430
Health Care REIT, Inc.	30,847	1,950,456
Healthcare Trust of America, Inc. Class A	35,300	427,130
Hersha Hospitality Trust	5,608	35,499
Highwoods Properties, Inc.	1,383	56,122
Host Hotels & Resorts, Inc.	63,236	1,395,619
Hudson Pacific Properties, Inc.	20,402	483,527
Kilroy Realty Corp.	13,245	802,382
Kimco Realty Corp.	29,124	667,522
LaSalle Hotel Properties	2,691	88,776
Macerich Co. (The)	12,768	843,199
Mack-Cali Realty Corp.	2,710	58,943
Medical Properties Trust, Inc.	4,534	61,300
MFA Financial, Inc.	10,884	89,575
National Retail Properties, Inc.	15,100	528,198
New Residential Investment Corp.	7,022	44,519
Pebblebrook Hotel Trust	15,984	568,071
Pennsylvania Real Estate Investment Trust	2,622	47,065
PennyMac Mortgage Investment Trust	2,416	51,026
Piedmont Office Realty Trust, Inc., Class A	64,800	1,206,576
Prologis, Inc.	41,592	1,726,484
Public Storage	7,100	1,223,898
RLJ Lodging Trust	15,745	436,294
Rouse Properties, Inc.	5,385	87,883
Sabra Health Care REIT, Inc.	931	27,260
Simon Property Group, Inc.	22,164	3,689,419
SL Green Realty Corp.	11,539	1,263,405
Spirit Realty Capital, Inc.	23,056	260,302
Summit Hotel Properties, Inc.	9,627	96,655
Sun Communities, Inc.	1,290	62,462
Sunstone Hotel Investors, Inc.	36,118	530,573
Taubman Centers, Inc.	12,400	928,760
Two Harbors Investment Corp.	7,925	83,450
UDR, Inc.	32,954	906,894
Urstadt Biddle Properties, Inc., Class A	4,781	99,062
Ventas, Inc.	21,780	1,454,904
Vornado Realty Trust	14,939	1,599,668
Washington Prime Group, Inc.(1)	1,174	23,351
Washington Real Estate Investment Trust	2,737	70,697
		43,486,998
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
China Overseas Land & Investment Ltd.	154,000	401,241
Daito Trust Construction Co. Ltd.	5,800	628,143
Howard Hughes Corp. (The)(1)	2,700	399,816
Jones Lang LaSalle, Inc.	11,329	1,374,094
Mitsubishi Estate Co. Ltd.	30,000	728,193
		3,531,487

	Shares/Principal Amount	Value
ROAD AND RAIL — 0.6%
Canadian Pacific Railway Ltd. New York Shares	20,759	$3,477,548
Celadon Group, Inc.	2,927	68,375
CJ Korea Express Co. Ltd.(1)	6,910	768,756
Heartland Express, Inc.	2,799	60,528
Kansas City Southern	17,628	1,895,362
Marten Transport Ltd.	3,228	77,762
Roadrunner Transportation Systems, Inc.(1)	4,910	128,249
Saia, Inc.(1)	4,279	186,479
Swift Transportation Co.(1)	8,149	201,769
Union Pacific Corp.	17,558	3,498,783
Werner Enterprises, Inc.	21,609	570,478
		10,934,089
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.2%
Applied Materials, Inc.	208,103	4,201,600
ARM Holdings plc	76,860	1,185,260
ASML Holding NV	23,593	2,024,844
Avago Technologies Ltd.	31,290	2,211,264
Broadcom Corp., Class A	71,147	2,267,455
Cavium, Inc.(1)	2,379	116,523
Cypress Semiconductor Corp.	3,642	37,331
Exar Corp.(1)	9,850	107,168
Fairchild Semiconductor International, Inc.(1)	6,347	93,110
Intel Corp.	173,298	4,734,501
KLA-Tencor Corp.	14,396	943,226
Kulicke & Soffa Industries, Inc.(1)	8,620	121,456
Linear Technology Corp.	50,269	2,320,417
Maxim Integrated Products, Inc.	12,603	431,653
MediaTek, Inc.	98,000	1,591,636
Microchip Technology, Inc.	51,204	2,437,310
Micron Technology, Inc.(1)	32,414	926,716
MKS Instruments, Inc.	2,043	58,941
Nanometrics, Inc.(1)	4,499	77,203
NXP Semiconductor NV(1)	29,912	1,857,535
Photronics, Inc.(1)	13,569	119,272
Samsung Electronics Co. Ltd.	1,466	2,073,552
Semtech Corp.(1)	4,039	104,772
Seoul Semiconductor Co. Ltd.	9,460	357,926
SK Hynix, Inc.(1)	25,360	1,097,475
Spansion, Inc., Class A(1)	2,743	52,254
SunEdison, Inc.(1)	5,630	110,855
Taiwan Semiconductor Manufacturing Co. Ltd.	866,500	3,453,227
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	69,508	1,429,084
Teradyne, Inc.	67,821	1,207,214
Texas Instruments, Inc.	21,046	988,741
Xilinx, Inc.	21,520	1,010,579
		39,750,100

	Shares/Principal Amount	Value
SOFTWARE — 2.0%
Aspen Technology, Inc.(1)	5,895	$253,426
AVG Technologies NV(1)	1,808	35,003
Bottomline Technologies, Inc.(1)	2,978	85,826
BroadSoft, Inc.(1)	2,593	55,931
CA, Inc.	27,658	793,508
Check Point Software Technologies Ltd.(1)	13,152	848,041
CommVault Systems, Inc.(1)	2,161	105,716
Compuware Corp.	10,142	100,406
Covisint Corp.(1)	1,852	9,371
Electronic Arts, Inc.(1)	219,332	7,705,133
FireEye, Inc.(1)	1,480	48,648
Manhattan Associates, Inc.(1)	3,830	124,322
Mentor Graphics Corp.	8,394	177,869
Microsoft Corp.	199,263	8,157,827
Monotype Imaging Holdings, Inc.	3,841	98,906
NetSuite, Inc.(1)	12,350	994,051
Oracle Corp.	342,209	14,379,622
Solera Holdings, Inc.	1,490	97,222
Splunk, Inc.(1)	14,864	622,207
Synopsys, Inc.(1)	30,938	1,190,804
Ultimate Software Group, Inc.(1)	491	62,421
Varonis Systems, Inc.(1)	6,037	147,846
VMware, Inc., Class A(1)	6,458	623,197
		36,717,303
SPECIALTY RETAIL — 1.2%
AutoZone, Inc.(1)	4,096	2,181,120
Bed Bath & Beyond, Inc.(1)	4,910	298,774
Brown Shoe Co., Inc.	4,680	131,742
Conn's, Inc.(1)	1,486	69,307
CST Brands, Inc.	16,412	542,745
Destination Maternity Corp.	2,973	68,765
DSW, Inc. Class A	3,130	78,407
GameStop Corp., Class A	54,607	2,066,875
Group 1 Automotive, Inc.	528	42,504
Guess?, Inc.	11,884	303,042
Home Depot, Inc. (The)	48,308	3,875,751
Inditex SA	4,919	714,118
Kirkland's, Inc.(1)	5,020	89,105
Lithia Motors, Inc. Class A	2,789	218,741
Lowe's Cos., Inc.	75,861	3,571,536
Lumber Liquidators Holdings, Inc.(1)	13,488	1,047,748
MarineMax, Inc.(1)	3,476	55,859
Mr Price Group Ltd.	46,230	744,455
O'Reilly Automotive, Inc.(1)	12,381	1,831,769
Penske Automotive Group, Inc.	2,243	104,344

	Shares/Principal Amount	Value
PetSmart, Inc.	11,770	$676,422
Restoration Hardware Holdings, Inc.(1)	12,750	847,620
Ross Stores, Inc.	20,550	1,406,648
Tractor Supply Co.	23,602	1,534,602
		22,501,999
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 2.0%
Apple, Inc.	29,316	18,557,028
EMC Corp.	122,178	3,245,048
Hewlett-Packard Co.	161,833	5,421,406
SanDisk Corp.	32,880	3,177,194
Seagate Technology plc	12,895	692,848
Silicon Graphics International Corp.(1)	10,524	92,927
Super Micro Computer, Inc.(1)	4,120	88,580
Western Digital Corp.	55,618	4,886,041
		36,161,072
TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
adidas AG	10,018	1,075,276
Burberry Group plc	51,727	1,329,183
Cie Financiere Richemont SA	12,140	1,279,072
Coach, Inc.	6,201	252,443
Culp, Inc.	5,159	95,132
Deckers Outdoor Corp.(1)	2,112	163,236
Hanesbrands, Inc.	69,281	5,877,107
Kate Spade & Co.(1)	33,960	1,236,484
Luxottica Group SpA	22,967	1,311,783
Michael Kors Holdings Ltd.(1)	19,768	1,865,704
Movado Group, Inc.	3,748	143,511
Pandora A/S	36,740	2,722,050
Shenzhou International Group Holdings Ltd.	244,000	851,315
Under Armour, Inc., Class A(1)	28,900	1,467,831
		19,670,127
THRIFTS AND MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	3,572	45,650
Capitol Federal Financial, Inc.	20,331	246,005
Dime Community Bancshares, Inc.	4,196	63,444
EverBank Financial Corp.	33,646	640,956
MGIC Investment Corp.(1)	3,918	33,225
Oritani Financial Corp.	5,460	82,282
People's United Financial, Inc.	70,202	1,008,803
Provident Financial Services, Inc.	1,709	28,933
Radian Group, Inc.	2,788	40,203
		2,189,501
TOBACCO — 0.2%
Altria Group, Inc.	32,896	1,367,158
ITC Ltd.	182,073	1,053,028
Japan Tobacco, Inc.	29,900	1,011,548

	Shares/Principal Amount	Value
Philip Morris International, Inc.	542	$47,989
		3,479,723
TRADING COMPANIES AND DISTRIBUTORS — 0.4%
Ashtead Group plc	169,572	2,502,701
Bunzl plc	45,790	1,283,312
Daewoo International Corp.	16,060	506,893
H&E Equipment Services, Inc.(1)	4,905	169,958
Kaman Corp.	1,433	60,946
Travis Perkins plc	42,200	1,190,480
United Rentals, Inc.(1)	11,575	1,169,654
		6,883,944
TRANSPORTATION INFRASTRUCTURE†
Aegean Marine Petroleum Network, Inc.	7,062	71,538
TAV Havalimanlari Holding AS	88,602	705,470
		777,008
WATER UTILITIES†
Artesian Resources Corp., Class A	2,641	59,106
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Axiata Group Bhd	343,200	740,235
Intouch Holdings PCL NVDR	198,000	447,807
MTN Group Ltd.	44,480	937,465
PT Tower Bersama Infrastructure Tbk(1)	1,070,500	703,733
RingCentral, Inc., Class A(1)	5,642	68,663
Rogers Communications, Inc., Class B	17,917	724,083
SBA Communications Corp., Class A(1)	40,339	4,094,409
		7,716,395
TOTAL COMMON STOCKS (Cost $907,354,491)		1,200,666,115
U.S. TREASURY SECURITIES — 11.3%
U.S. Treasury Bonds, 5.50%, 8/15/28	$150,000	197,273
U.S. Treasury Bonds, 5.375%, 2/15/31	1,600,000	2,109,875
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	6,490,967
U.S. Treasury Bonds, 4.375%, 5/15/41	270,000	325,603
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	485,821
U.S. Treasury Bonds, 2.75%, 11/15/42	3,050,000	2,729,512
U.S. Treasury Bonds, 2.875%, 5/15/43	1,650,000	1,511,555
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	12,724,092	16,107,912
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	984,024	1,245,559
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,428,043	3,093,669
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,039,388	1,905,076
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,202,608	1,083,569
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	4,859,800	5,062,925
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	3,800,737	3,902,140
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	5,265,810	5,726,363
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	12,069,220	12,478,439
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,680,352	3,802,694

	Shares/Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	$3,698,663	$4,046,133
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,302,100	3,723,890
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,622,178	2,697,361
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	2,404,204	2,636,642
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,642,400	9,360,125
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,662,008	5,967,224
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,088,220	2,102,414
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,569,100	2,586,562
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,757,146	6,741,307
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	7,412,931	7,569,878
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	6,633,906	6,881,125
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	405,596	442,829
U.S. Treasury Notes, 0.50%, 10/15/14	8,000,000	8,012,968
U.S. Treasury Notes, 0.25%, 5/31/15	12,000,000	12,017,580
U.S. Treasury Notes, 1.875%, 6/30/15	3,000,000	3,056,835
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	508,672
U.S. Treasury Notes, 2.125%, 12/31/15	500,000	514,864
U.S. Treasury Notes, 0.375%, 1/15/16	5,000,000	5,010,350
U.S. Treasury Notes, 1.50%, 6/30/16	3,250,000	3,323,632
U.S. Treasury Notes, 0.625%, 12/15/16	9,500,000	9,505,196
U.S. Treasury Notes, 0.75%, 6/30/17	3,000,000	2,992,032
U.S. Treasury Notes, 2.375%, 7/31/17	1,800,000	1,884,375
U.S. Treasury Notes, 0.875%, 1/31/18(3)	3,750,000	3,721,290
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	316,652
U.S. Treasury Notes, 1.375%, 7/31/18	15,070,000	15,132,993
U.S. Treasury Notes, 1.25%, 10/31/18	6,500,000	6,468,261
U.S. Treasury Notes, 1.25%, 11/30/18	4,000,000	3,975,312
U.S. Treasury Notes, 1.375%, 11/30/18	2,000,000	1,999,532
U.S. Treasury Notes, 1.75%, 5/15/23	7,170,000	6,807,019
TOTAL U.S. TREASURY SECURITIES (Cost $202,364,153)		208,262,005
CORPORATE BONDS — 7.2%
AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	200,000	213,500
L-3 Communications Corp., 4.75%, 7/15/20	220,000	242,078
L-3 Communications Corp., 3.95%, 5/28/24	150,000	152,501
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	244,178
Raytheon Co., 2.50%, 12/15/22	40,000	38,509
United Technologies Corp., 3.10%, 6/1/22	70,000	71,503
United Technologies Corp., 6.05%, 6/1/36	72,000	92,228
United Technologies Corp., 4.50%, 6/1/42	160,000	167,072
		1,221,569
AUTO COMPONENTS†
Allison Transmission, Inc., 7.125%, 5/15/19(4)	150,000	161,625
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	55,000	61,050
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	150,000	168,000

		Shares/Principal Amount	Value
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18		$61,000	$65,499
UCI International, Inc., 8.625%, 2/15/19		75,000	72,187
			528,361
AUTOMOBILES — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(4)		70,000	70,557
American Honda Finance Corp., 2.125%, 10/10/18		150,000	152,826
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19		100,000	109,750
Daimler Finance North America LLC, 1.30%, 7/31/15(4)		230,000	232,279
Daimler Finance North America LLC, 2.625%, 9/15/16(4)		160,000	165,886
Ford Motor Co., 4.75%, 1/15/43		90,000	91,568
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		100,000	111,315
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		500,000	586,429
General Motors Co., 3.50%, 10/2/18(4)		125,000	128,438
General Motors Financial Co., Inc., 3.25%, 5/15/18		125,000	127,188
			1,776,236
BANKS — 0.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	192,248
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	40,000,000	464,752
Bank of America Corp., 3.75%, 7/12/16		$170,000	179,426
Bank of America Corp., 6.50%, 8/1/16		210,000	233,882
Bank of America Corp., 5.75%, 12/1/17		540,000	612,053
Bank of America Corp., 5.70%, 1/24/22		310,000	359,901
Bank of America Corp., 4.10%, 7/24/23		110,000	113,829
Bank of America Corp., MTN, 4.00%, 4/1/24		90,000	92,142
Bank of America Corp., MTN, 5.00%, 1/21/44		70,000	74,394
Bank of America N.A., 5.30%, 3/15/17		1,470,000	1,620,659
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	218,622
Barclays Bank plc, 5.14%, 10/14/20		100,000	109,491
Barclays Bank plc, 3.75%, 5/15/24		200,000	202,517
BB&T Corp., MTN, 3.20%, 3/15/16		260,000	271,419
BB&T Corp., MTN, 2.05%, 6/19/18		100,000	101,240
Capital One Financial Corp., 1.00%, 11/6/15		110,000	110,514
Citigroup, Inc., 4.45%, 1/10/17		50,000	54,012
Citigroup, Inc., 5.50%, 2/15/17		210,000	232,055
Citigroup, Inc., 1.75%, 5/1/18		580,000	577,519
Citigroup, Inc., 4.50%, 1/14/22		580,000	629,408
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,849
Citigroup, Inc., 3.875%, 10/25/23		140,000	142,502
Citigroup, Inc., 6.68%, 9/13/43		70,000	85,685
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	180,274
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$280,000	297,309
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	226,464
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	170,000	241,369
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	279,810

		Shares/Principal Amount	Value
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	$238,027
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	125,261
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	442,382
JPMorgan Chase & Co., 6.00%, 1/15/18		$1,300,000	1,495,407
JPMorgan Chase & Co., 4.625%, 5/10/21		80,000	88,554
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	130,201
JPMorgan Chase & Co., 3.625%, 5/13/24		320,000	322,573
KBC Bank NV, VRN, 8.00%, 1/25/18		200,000	228,580
KeyCorp, MTN, 2.30%, 12/13/18		230,000	233,470
KFW, 2.00%, 6/1/16		420,000	432,999
KFW, 3.875%, 1/21/19	EUR	130,000	204,044
KFW, 2.00%, 10/4/22		$250,000	241,203
KFW, MTN, 4.625%, 1/4/23	EUR	175,000	303,091
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(4)		$265,000	290,837
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		250,000	295,134
Regions Bank, 6.45%, 6/26/37		125,000	148,194
Regions Financial Corp., 5.75%, 6/15/15		75,000	78,697
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		300,000	319,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31		125,000	145,625
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		310,000	329,244
SunTrust Banks, Inc., 3.60%, 4/15/16		74,000	77,939
U.S. Bancorp, 3.44%, 2/1/16		180,000	188,155
U.S. Bancorp, MTN, 3.00%, 3/15/22		130,000	131,623
U.S. Bancorp, MTN, 2.95%, 7/15/22		60,000	59,153
Wells Fargo & Co., 3.68%, 6/15/16		220,000	232,860
Wells Fargo & Co., 4.125%, 8/15/23		300,000	310,840
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,580
Wells Fargo & Co., MTN, 4.60%, 4/1/21		220,000	245,333
Wells Fargo & Co., MTN, 4.10%, 6/3/26(2)		120,000	121,155
			15,466,006
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		610,000	760,361
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		360,000	348,426
Coca-Cola Co. (The), 1.80%, 9/1/16		260,000	266,823
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		90,000	93,158
Pernod-Ricard SA, 2.95%, 1/15/17(4)		230,000	239,112
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)		200,000	208,914
			1,916,794
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17		330,000	338,709
Amgen, Inc., 4.10%, 6/15/21		120,000	129,436
Amgen, Inc., 5.375%, 5/15/43		190,000	211,635
Celgene Corp., 3.25%, 8/15/22		130,000	129,734
Celgene Corp., 3.625%, 5/15/24		160,000	161,396
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	110,299
			1,081,209

	Shares/Principal Amount	Value
BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	$110,000	$121,550
Masco Corp., 5.95%, 3/15/22	120,000	132,450
USG Corp., 8.375%, 10/15/18(4)	100,000	106,750
		360,750
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	148,087
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	540,000	624,978
Dresdner Funding Trust I, 8.15%, 6/30/31(4)	210,000	251,475
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	141,538
E*TRADE Financial Corp., 6.00%, 11/15/17	70,000	73,500
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(4)	100,000	100,125
Jefferies Group, Inc., 5.125%, 4/13/18	180,000	198,083
		1,537,786
CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22	120,000	120,300
Dow Chemical Co. (The), 2.50%, 2/15/16	200,000	206,357
Dow Chemical Co. (The), 4.25%, 11/15/20	180,000	195,419
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	50,000	49,755
Eastman Chemical Co., 2.40%, 6/1/17	130,000	133,716
Eastman Chemical Co., 3.60%, 8/15/22	200,000	204,329
Ecolab, Inc., 4.35%, 12/8/21	60,000	66,097
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	125,000	130,625
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	125,000	132,188
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	100,000	100,500
Huntsman International LLC, 8.625%, 3/15/21	50,000	56,000
Ineos Finance plc, 7.50%, 5/1/20(4)	125,000	137,031
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	225,556
Mosaic Co. (The), 4.25%, 11/15/23	150,000	158,508
Mosaic Co. (The), 5.625%, 11/15/43	120,000	135,750
		2,052,131
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	150,000	158,250
Ceridian Corp., 8.875%, 7/15/19(4)	180,000	203,850
Clean Harbors, Inc., 5.25%, 8/1/20	115,000	118,450
Covanta Holding Corp., 5.875%, 3/1/24	75,000	77,250
Envision Healthcare Corp., 8.125%, 6/1/19	81,000	86,265
Iron Mountain, Inc., 8.375%, 8/15/21	124,000	130,820
Iron Mountain, Inc., 5.75%, 8/15/24	160,000	160,800
Modular Space Corp., 10.25%, 1/31/19(4)	150,000	156,375
Pitney Bowes, Inc., 4.625%, 3/15/24	160,000	165,569
Republic Services, Inc., 3.55%, 6/1/22	350,000	360,617
ServiceMaster Co., 8.00%, 2/15/20	195,000	210,844
		1,829,090

	Shares/Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(4)	$290,000	$309,575
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	150,000	147,375
Apple, Inc., 1.00%, 5/3/18	170,000	167,330
Apple, Inc., 2.85%, 5/6/21	180,000	182,569
Apple, Inc., 2.40%, 5/3/23	380,000	361,468
Avaya, Inc., 7.00%, 4/1/19(4)	145,000	144,275
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	70,526
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	182,661
CommScope, Inc., 8.25%, 1/15/19(4)	73,000	79,461
CommScope, Inc., 5.50%, 6/15/24(4)	65,000	65,650
Crown Castle International Corp., 5.25%, 1/15/23	150,000	156,750
SBA Communications Corp., 5.625%, 10/1/19	125,000	132,656
		2,000,296
CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	104,500
Building Materials Corp. of America, 6.75%, 5/1/21(4)	115,000	124,488
Covanta Holding Corp., 7.25%, 12/1/20	80,000	87,900
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	55,500
Nortek, Inc., 8.50%, 4/15/21	125,000	138,437
Owens Corning, 4.20%, 12/15/22	140,000	143,468
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	100,000	112,750
Vulcan Materials Co., 7.00%, 6/15/18	100,000	116,000
		883,043
CONSUMER FINANCE — 0.2%
24 Hour Holdings III LLC, 8.00%, 6/1/22(4)	50,000	50,188
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	287,194
American Express Co., 1.55%, 5/22/18	120,000	119,982
American Express Credit Corp., 1.30%, 7/29/16	220,000	222,346
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(4)	125,000	129,844
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(4)	110,000	115,225
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	249,185
CIT Group, Inc., 4.75%, 2/15/15(4)	130,000	133,331
CIT Group, Inc., 4.25%, 8/15/17	130,000	136,500
CIT Group, Inc., 5.50%, 2/15/19(4)	130,000	140,806
CIT Group, Inc., 5.00%, 8/15/22	230,000	238,337
CIT Group, Inc., 5.00%, 8/1/23	125,000	126,562
Discover Bank, 2.00%, 2/21/18	250,000	252,021
Equifax, Inc., 3.30%, 12/15/22	170,000	167,285
PNC Bank N.A., 6.00%, 12/7/17	640,000	733,560
SLM Corp., 5.50%, 1/25/23	395,000	390,133
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	52,563
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	197,550

		Shares/Principal Amount	Value
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18		$95,000	$100,510
			3,843,122
CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19		125,000	133,281
Ardagh Packaging Finance plc, 7.375%, 10/15/17(4)		140,000	148,225
Ardagh Packaging Finance plc, 9.125%, 10/15/20(4)		130,000	143,975
Ball Corp., 5.00%, 3/15/22		125,000	129,687
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(4)		150,000	153,375
BWAY Holding Co., 10.00%, 6/15/18		100,000	105,375
Consolidated Container Co., 10.125%, 7/15/20(4)		230,000	236,325
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		105,000	102,638
Packaging Dynamics Corp., 8.75%, 2/1/16(4)		100,000	103,125
Rock-Tenn Co., 3.50%, 3/1/20		170,000	175,866
			1,431,872
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		55,000	54,241
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	125,582
Johns Hopkins University, 4.08%, 7/1/53		50,000	49,641
Laureate Education, Inc., 9.25%, 9/1/19(4)		125,000	131,875
			361,339
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ally Financial, Inc., 4.625%, 6/26/15		125,000	129,844
Ally Financial, Inc., 5.50%, 2/15/17		125,000	136,016
Ally Financial, Inc., 6.25%, 12/1/17		150,000	168,000
Ally Financial, Inc., 4.75%, 9/10/18		150,000	159,750
Ally Financial, Inc., 3.50%, 1/27/19		150,000	151,500
Ally Financial, Inc., 8.00%, 3/15/20		105,000	127,575
Ally Financial, Inc., 8.00%, 11/1/31		75,000	94,031
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		225,000	243,877
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(4)		125,000	130,781
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	249,892
General Electric Capital Corp., MTN, 5.625%, 9/15/17		$710,000	805,576
General Electric Capital Corp., MTN, 6.00%, 8/7/19		920,000	1,091,873
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	457,880
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	600,006
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		580,000	671,490
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		200,000	203,743
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	312,513
HSBC Holdings plc, 5.10%, 4/5/21		170,000	193,847
HSBC Holdings plc, 4.00%, 3/30/22		120,000	127,978
Morgan Stanley, 5.75%, 1/25/21		230,000	266,349
Morgan Stanley, 5.00%, 11/24/25		520,000	552,287
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	656,163
Morgan Stanley, MTN, 5.625%, 9/23/19		460,000	529,875
Serta Simmons Holdings LLC, 8.125%, 10/1/20(4)		240,000	263,400

	Shares/Principal Amount	Value
Societe Generale SA, VRN, 5.92%, 4/5/17(4)	$105,000	$113,269
UBS AG, 7.625%, 8/17/22	175,000	210,308
UBS AG, MTN, VRN, 7.25%, 2/22/17	200,000	220,450
UBS AG (Stamford Branch), 5.875%, 12/20/17	297,000	340,571
UPCB Finance III Ltd., 6.625%, 7/1/20(4)	160,000	170,800
		9,379,644
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 3.875%, 8/15/21	100,000	106,435
AT&T, Inc., 2.625%, 12/1/22	170,000	163,663
AT&T, Inc., 6.55%, 2/15/39	290,000	363,469
AT&T, Inc., 4.30%, 12/15/42	210,000	201,037
British Telecommunications plc, 5.95%, 1/15/18	420,000	482,717
CenturyLink, Inc., 5.625%, 4/1/20	220,000	234,300
CenturyLink, Inc., 7.65%, 3/15/42	100,000	101,375
Cincinnati Bell, Inc., 8.75%, 3/15/18	100,000	105,063
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	250,000	257,156
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	240,000	286,306
Frontier Communications Corp., 7.125%, 3/15/19	200,000	225,000
Frontier Communications Corp., 8.50%, 4/15/20	50,000	58,563
Frontier Communications Corp., 7.125%, 1/15/23	125,000	130,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	105,000	117,206
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	180,000	193,275
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	135,313
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	135,937
Level 3 Financing, Inc., 8.625%, 7/15/20	225,000	253,687
Orange SA, 4.125%, 9/14/21	180,000	193,167
Sprint Capital Corp., 6.90%, 5/1/19	150,000	166,500
Sprint Capital Corp., 8.75%, 3/15/32	105,000	122,063
Telecom Italia Capital SA, 7.00%, 6/4/18	160,000	185,200
Telecom Italia Capital SA, 6.375%, 11/15/33	220,000	227,700
Telecom Italia Capital SA, 7.72%, 6/4/38	125,000	141,875
Telefonica Emisiones SAU, 5.88%, 7/15/19	370,000	428,776
Verizon Communications, Inc., 3.65%, 9/14/18	550,000	589,732
Verizon Communications, Inc., 4.50%, 9/15/20	140,000	154,857
Verizon Communications, Inc., 5.15%, 9/15/23	380,000	428,073
Verizon Communications, Inc., 6.40%, 9/15/33	460,000	566,468
Verizon Communications, Inc., 5.05%, 3/15/34	290,000	311,158
Verizon Communications, Inc., 7.35%, 4/1/39	30,000	40,545
Verizon Communications, Inc., 4.75%, 11/1/41	100,000	101,239
Verizon Communications, Inc., 6.55%, 9/15/43	260,000	330,686
Virgin Media Finance plc, 8.375%, 10/15/19	90,000	95,850
Windstream Corp., 7.875%, 11/1/17	20,000	23,150
Windstream Corp., 7.75%, 10/15/20	120,000	130,800
Windstream Corp., 6.375%, 8/1/23	100,000	99,750
		7,888,091

	Shares/Principal Amount	Value
ELECTRIC UTILITIES†
AES Corp. (The), 4.875%, 5/15/23	$125,000	$123,125
Atlantic Power Corp., 9.00%, 11/15/18	150,000	159,750
		282,875
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	100,000	107,750
Sanmina Corp., 7.00%, 5/15/19(4)	145,000	153,519
		261,269
ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	145,000	155,513
Ensco plc, 3.25%, 3/15/16	170,000	177,288
Ensco plc, 4.70%, 3/15/21	300,000	328,020
FTS International, Inc., 6.25%, 5/1/22(4)	120,000	123,000
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	150,000	148,125
Petroleum Geo-Services ASA, 7.375%, 12/15/18(4)	100,000	107,500
Precision Drilling Corp. Co., 5.25%, 11/15/24(2)	80,000	81,200
Schlumberger Investment SA, 3.65%, 12/1/23	170,000	177,094
Transocean, Inc., 2.50%, 10/15/17	110,000	112,571
Transocean, Inc., 6.50%, 11/15/20	150,000	172,649
Transocean, Inc., 6.375%, 12/15/21	60,000	68,857
Weatherford International Ltd., 4.50%, 4/15/22	150,000	159,659
		1,811,476
FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(4)	250,000	270,625
Delhaize Group SA, 4.125%, 4/10/19	140,000	147,873
Delhaize Group SA, 5.70%, 10/1/40	90,000	96,149
Kroger Co. (The), 6.40%, 8/15/17	320,000	368,971
Kroger Co. (The), 3.30%, 1/15/21	190,000	194,683
Rite Aid Corp., 9.25%, 3/15/20	170,000	194,225
Rite Aid Corp., 6.75%, 6/15/21	125,000	135,938
SUPERVALU, Inc., 6.75%, 6/1/21	80,000	81,800
Wal-Mart Stores, Inc., 2.55%, 4/11/23	280,000	271,575
Wal-Mart Stores, Inc., 5.875%, 4/5/27	104,000	129,259
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	412,901
Walgreen Co., 1.80%, 9/15/17	110,000	111,509
Walgreen Co., 3.10%, 9/15/22	250,000	247,142
		2,662,650
FOOD PRODUCTS — 0.1%
ARAMARK Corp., 5.75%, 3/15/20	70,000	74,813
Big Heart Pet Brands, 7.625%, 2/15/19	145,000	151,162
H.J. Heinz Co., 4.25%, 10/15/20(4)	125,000	125,313
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(4)	70,000	76,563
Kellogg Co., 4.45%, 5/30/16	500,000	536,152
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	96,092
Michael Foods Group, Inc., 9.75%, 7/15/18	225,000	238,320
Mondelez International, Inc., 4.00%, 2/1/24	150,000	155,378

	Shares/Principal Amount	Value
Mondelez International, Inc., 6.50%, 2/9/40	$77,000	$98,094
Post Holdings, Inc., 7.375%, 2/15/22	125,000	135,938
Smithfield Foods, Inc., 6.625%, 8/15/22	80,000	88,100
Tyson Foods, Inc., 4.50%, 6/15/22	280,000	294,680
		2,070,605
GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	160,000	162,400
El Paso Corp., 7.25%, 6/1/18	70,000	79,997
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	150,000	177,129
Enable Midstream Partners LP, 3.90%, 5/15/24(4)	160,000	160,680
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	279,629
Enbridge, Inc., 4.50%, 6/10/44(2)	120,000	119,234
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	213,147
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	88,872
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	168,146
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	118,641
Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	393,456
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	135,854
Enterprise Products Operating LLC, 5.10%, 2/15/45	120,000	128,928
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	40,000	40,774
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	355,909
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(4)	225,000	247,706
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	239,464
Magellan Midstream Partners LP, 5.15%, 10/15/43	190,000	206,622
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	163,000	176,855
NGPL PipeCo LLC, 7.12%, 12/15/17(4)	150,000	150,750
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	270,000	279,627
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	51,375
Rockies Express Pipeline LLC, 5.625%, 4/15/20(4)	235,000	235,588
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	105,250
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(4)	125,000	134,375
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	190,000	195,700
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	260,000	256,402
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	60,340
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	164,000	155,800
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	173,296
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	123,187
Williams Partners LP, 4.125%, 11/15/20	220,000	235,155
		5,650,288
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	90,000	89,453
Biomet, Inc., 6.50%, 8/1/20	155,000	168,950
Crimson Merger Sub, Inc., 6.625%, 5/15/22(4)	40,000	39,750
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	53,250

	Shares/Principal Amount	Value
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	$150,000	$170,564
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	57,875
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	155,600
Medtronic, Inc., 2.75%, 4/1/23	50,000	48,701
		784,143
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
21st Century Oncology, Inc., 8.875%, 1/15/17	20,000	20,550
Aetna, Inc., 2.75%, 11/15/22	160,000	154,842
Capella Healthcare, Inc., 9.25%, 7/1/17	100,000	105,125
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	125,000	131,719
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	155,000	170,500
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	60,000	65,175
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(4)	130,000	137,475
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	65,000	68,331
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	70,000	74,900
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	129,000
Express Scripts Holding Co., 2.65%, 2/15/17	300,000	311,746
Express Scripts Holding Co., 7.25%, 6/15/19	220,000	268,713
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(4)	145,000	158,050
Gentiva Health Services, Inc., 11.50%, 9/1/18	150,000	161,250
HCA Holdings, Inc., 7.75%, 5/15/21	150,000	165,562
HCA, Inc., 7.25%, 9/15/20	110,000	118,663
HCA, Inc., 7.50%, 2/15/22	125,000	144,375
HCA, Inc., 4.75%, 5/1/23	150,000	150,375
Healthsouth Corp., 8.125%, 2/15/20	80,000	86,600
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	155,000	165,656
LifePoint Hospitals, Inc., 5.50%, 12/1/21(4)	150,000	157,500
NYU Hospitals Center, 4.43%, 7/1/42	110,000	103,899
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	185,725
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	222,300
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	127,781
UnitedHealth Group, Inc., 4.25%, 3/15/43	140,000	138,635
WellPoint, Inc., 3.125%, 5/15/22	50,000	50,198
WellPoint, Inc., 3.30%, 1/15/23	60,000	59,873
		3,834,518
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Boyd Gaming Corp., 9.125%, 12/1/18	70,000	74,725
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	110,000	48,125
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	445,000	356,000
Dave & Buster's, Inc., 11.00%, 6/1/18	75,000	79,845
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(4)	125,000	130,469
MCE Finance Ltd., 5.00%, 2/15/21(4)	185,000	185,462
MGM Resorts International, 8.625%, 2/1/19	80,000	95,800
Pinnacle Entertainment, 7.50%, 4/15/21	75,000	81,281
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	100,000	111,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	88,613

	Shares/Principal Amount	Value
Station Casinos LLC, 7.50%, 3/1/21	$330,000	$359,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	115,762
Wynn Macau Ltd., 5.25%, 10/15/21(4)	200,000	206,000
		1,933,032
HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	21,000	21,788
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(4)	125,000	129,687
Century Communities, Inc., 6.875%, 5/15/22(4)	30,000	30,675
D.R. Horton, Inc., 5.625%, 9/15/14	70,000	70,945
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(4)	385,000	392,941
KB Home, 4.75%, 5/15/19	110,000	110,550
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	52,250
Meritage Homes Corp., 7.00%, 4/1/22	125,000	137,812
Standard Pacific Corp., 8.375%, 5/15/18	225,000	266,625
Taylor Morrison, Inc., 7.75%, 4/15/20(4)	55,000	60,638
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	195,075
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	140,312
		1,609,298
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	50,000	51,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	125,000	130,781
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	42,200
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	106,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	105,000	115,238
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	138,281
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	160,000	167,200
Spectrum Brands, Inc., 6.75%, 3/15/20	125,000	134,687
Spectrum Brands, Inc., 6.375%, 11/15/20	180,000	195,975
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	143,000
		1,225,237
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(4)	85,000	96,687
Bombardier, Inc., 5.75%, 3/15/22(4)	100,000	102,250
General Electric Co., 5.25%, 12/6/17	550,000	622,783
General Electric Co., 4.125%, 10/9/42	150,000	148,406
HD Supply, Inc., 8.125%, 4/15/19	50,000	55,375
HD Supply, Inc., 7.50%, 7/15/20	120,000	130,800
Schaeffler Finance BV, 7.75%, 2/15/17(4)	125,000	141,875
		1,298,176
INSURANCE — 0.3%
Aircastle Ltd., 6.75%, 4/15/17	130,000	145,925

		Shares/Principal Amount	Value
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	$242,040
Allstate Corp. (The), 4.50%, 6/15/43		$90,000	94,053
Allstate Corp. (The), VRN, 5.75%, 8/15/23		100,000	107,063
American International Group, Inc., 6.40%, 12/15/20		260,000	315,440
American International Group, Inc., 4.875%, 6/1/22		280,000	313,507
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	354,890
American International Group, Inc., VRN, 8.18%, 5/15/38		195,000	264,712
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		180,000	198,878
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	111,257
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	174,454
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(4)		125,000	133,750
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		140,000	132,475
Genworth Holdings, Inc., 7.20%, 2/15/21		110,000	133,897
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		150,000	170,956
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		60,000	72,816
International Lease Finance Corp., 5.75%, 5/15/16		220,000	236,638
International Lease Finance Corp., 8.75%, 3/15/17		215,000	251,684
International Lease Finance Corp., 6.25%, 5/15/19		135,000	150,356
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)		50,000	54,976
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(4)		175,000	186,375
Lincoln National Corp., 6.25%, 2/15/20		300,000	357,730
Markel Corp., 4.90%, 7/1/22		200,000	220,308
Markel Corp., 3.625%, 3/30/23		80,000	80,158
MetLife, Inc., 4.125%, 8/13/42		90,000	87,306
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		250,000	248,528
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	80,008
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		160,000	184,755
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		100,000	118,173
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(4)		200,000	214,650
Travelers Cos., Inc. (The), 4.60%, 8/1/43		110,000	117,563
Voya Financial, Inc., 5.50%, 7/15/22		200,000	229,583
Voya Financial, Inc., 5.70%, 7/15/43		150,000	176,882
Voya Financial, Inc., VRN, 5.65%, 5/15/23		125,000	127,344
WR Berkley Corp., 4.625%, 3/15/22		130,000	139,438
			6,228,568
INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21		75,000	83,719
Netflix, Inc., 5.75%, 3/1/24(4)		150,000	158,250
			241,969
IT SERVICES — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(4)		100,000	107,000
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18		71,000	76,325
Fidelity National Information Services, Inc., 5.00%, 3/15/22		50,000	52,674
Fidelity National Information Services, Inc., 3.50%, 4/15/23		120,000	118,212
First Data Corp., 7.375%, 6/15/19(4)		180,000	193,500

	Shares/Principal Amount	Value
First Data Corp., 8.875%, 8/15/20(4)	$110,000	$122,375
First Data Corp., 8.25%, 1/15/21(4)	375,000	408,750
First Data Corp., 12.625%, 1/15/21	60,000	72,300
International Business Machines Corp., 1.95%, 7/22/16	610,000	627,439
SunGard Data Systems, Inc., 7.375%, 11/15/18	67,000	71,020
Xerox Corp., 2.95%, 3/15/17	90,000	94,065
		1,943,660
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	219,228
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	189,835
		409,063
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	200,000	199,316
Deere & Co., 5.375%, 10/16/29	410,000	490,020
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	142,675
Navistar International Corp., 8.25%, 11/1/21	100,000	104,125
		936,136
MARINE†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	210,000	222,075
MEDIA — 0.5%
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	342,106
Altice SA, 7.75%, 5/15/22(4)	110,000	115,913
AMC Entertainment, Inc., 9.75%, 12/1/20	100,000	115,000
Cablevision Systems Corp., 8.625%, 9/15/17	150,000	175,875
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	158,487
CBS Corp., 4.85%, 7/1/42	70,000	70,114
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	230,000	234,887
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,125
Clear Channel Communications, Inc., PIK, 14.00%, 2/1/21	249,975	255,599
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	297,000
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	110,000	118,250
Comcast Corp., 5.90%, 3/15/16	720,000	788,298
Comcast Corp., 6.40%, 5/15/38	230,000	292,890
CSC Holdings LLC, 7.625%, 7/15/18	150,000	174,187
CSC Holdings LLC, 6.75%, 11/15/21	125,000	140,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	100,000	106,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	160,000	179,412
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	200,000	212,789
Discovery Communications LLC, 5.625%, 8/15/19	130,000	149,927
Discovery Communications LLC, 3.25%, 4/1/23	100,000	98,650
DISH DBS Corp., 7.125%, 2/1/16	195,000	213,037
DISH DBS Corp., 4.625%, 7/15/17	130,000	138,450
DISH DBS Corp., 6.75%, 6/1/21	220,000	249,425
DISH DBS Corp., 5.00%, 3/15/23	100,000	102,000
Lamar Media Corp., 5.875%, 2/1/22	120,000	129,300

	Shares/Principal Amount	Value
Lamar Media Corp., 5.00%, 5/1/23	$150,000	$151,875
McClatchy Co. (The), 9.00%, 12/15/22	50,000	57,438
Nara Cable Funding Ltd., 8.875%, 12/1/18(4)	100,000	108,000
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	172,638
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	287,685
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	348,057
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	114,000	115,995
Numericable Group SA, 6.00%, 5/15/22(4)	320,000	332,400
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,530
Qwest Corp., 7.50%, 10/1/14	270,000	275,693
RR Donnelley & Sons Co., 7.25%, 5/15/18	29,000	33,785
Sable International Finance Ltd., 8.75%, 2/1/20(4)	125,000	140,625
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	100,125
Sirius XM Holdings, Inc., 5.875%, 10/1/20(4)	125,000	132,812
Sirius XM Holdings, Inc., 5.75%, 8/1/21(4)	125,000	132,188
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	286,015
Time Warner Cable, Inc., 5.50%, 9/1/41	80,000	88,728
Time Warner Cable, Inc., 4.50%, 9/15/42	160,000	156,751
Time Warner, Inc., 7.70%, 5/1/32	390,000	544,756
Time Warner, Inc., 5.35%, 12/15/43	120,000	132,608
Univision Communications, Inc., 6.875%, 5/15/19(4)	225,000	241,312
Univision Communications, Inc., 8.50%, 5/15/21(4)	120,000	132,300
Viacom, Inc., 4.50%, 3/1/21	40,000	43,641
Viacom, Inc., 3.125%, 6/15/22	100,000	98,647
Videotron Ltee, 5.00%, 7/15/22	125,000	128,594
Visant Corp., 10.00%, 10/1/17	225,000	209,812
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	152,972
Wind Acquisition Finance SA, 7.25%, 2/15/18(4)	120,000	127,200
WMG Acquisition Corp., 5.625%, 4/15/22(4)	150,000	150,750
		9,832,653
METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	50,000	50,625
Alcoa, Inc., 5.40%, 4/15/21	100,000	107,097
Alcoa, Inc., 5.95%, 2/1/37	60,000	59,632
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	150,000	168,652
ArcelorMittal, 5.00%, 2/25/17	240,000	254,700
ArcelorMittal, 6.125%, 6/1/18	210,000	231,000
ArcelorMittal, 7.25%, 3/1/41	380,000	400,900
Barrick Gold Corp., 4.10%, 5/1/23	60,000	58,518
Barrick North America Finance LLC, 4.40%, 5/30/21	240,000	246,123
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	70,300
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	206,729
First Quantum Minerals Ltd., 7.25%, 5/15/22(4)	160,000	164,800
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(4)	100,000	105,000
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(4)	120,000	130,950
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	60,000	59,236

	Shares/Principal Amount	Value
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	$130,000	$138,329
Newmont Mining Corp., 6.25%, 10/1/39	80,000	81,643
Southern Copper Corp., 5.25%, 11/8/42	60,000	55,774
Steel Dynamics, Inc., 5.25%, 4/15/23	100,000	102,750
Teck Resources Ltd., 3.15%, 1/15/17	160,000	166,947
Vale Overseas Ltd., 5.625%, 9/15/19	300,000	340,949
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	128,713
		3,329,367
MULTI-UTILITIES — 0.2%
Calpine Corp., 7.875%, 7/31/20(4)	130,000	142,350
Calpine Corp., 7.50%, 2/15/21(4)	84,000	91,455
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	30,000	27,544
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	100,000	96,021
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	147,245
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,041
Consumers Energy Co., 3.375%, 8/15/23	180,000	186,144
Dominion Resources, Inc., 6.40%, 6/15/18	360,000	423,889
Dominion Resources, Inc., 2.75%, 9/15/22	140,000	136,961
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	75,058
Duke Energy Corp., 3.55%, 9/15/21	120,000	125,901
Duke Energy Florida, Inc., 6.35%, 9/15/37	270,000	359,121
Edison International, 3.75%, 9/15/17	200,000	214,212
EDP Finance BV, 6.00%, 2/2/18(4)	120,000	132,180
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	125,412
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	86,696
Florida Power Corp., 3.85%, 11/15/42	130,000	124,378
GenOn Energy, Inc., 9.50%, 10/15/18	125,000	136,250
Georgia Power Co., 4.30%, 3/15/42	60,000	60,492
Ipalco Enterprises, Inc., 5.00%, 5/1/18	100,000	107,250
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	100,000	102,258
Nisource Finance Corp., 4.45%, 12/1/21	100,000	108,173
Nisource Finance Corp., 5.65%, 2/1/45	110,000	124,829
NRG Energy, Inc., 7.625%, 1/15/18	145,000	166,206
PacifiCorp, 6.00%, 1/15/39	110,000	139,415
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	124,632
Progress Energy, Inc., 3.15%, 4/1/22	110,000	111,307
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	77,424
Sempra Energy, 6.50%, 6/1/16	170,000	188,753
Sempra Energy, 2.875%, 10/1/22	220,000	216,256
Southern Power Co., 5.15%, 9/15/41	60,000	66,198
Teco Finance, Inc., 6.75%, 5/1/15	40,000	42,230
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	54,166
		4,370,447
MULTILINE RETAIL — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	205,000	196,800
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	125,313

	Shares/Principal Amount	Value
J.C. Penney Corp., Inc., Series A, 6.875%, 10/15/15	$25,000	$25,188
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	180,000	189,144
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	120,000	127,579
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	100,000	100,138
Target Corp., 4.00%, 7/1/42	240,000	225,743
		989,905
OIL, GAS AND CONSUMABLE FUELS — 0.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	125,000	88,750
Alpha Natural Resources, Inc., 7.50%, 8/1/20(4)	20,000	19,150
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	131,400
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	134,219
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	77,911
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	151,334
Antero Resources Corp., 5.125%, 12/1/22(4)	140,000	144,025
Apache Corp., 4.75%, 4/15/43	70,000	73,488
BP Capital Markets plc, 4.50%, 10/1/20	150,000	166,946
Chesapeake Energy Corp., 6.625%, 8/15/20	260,000	300,950
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	107,000
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	150,000	159,000
Chevron Corp., 2.43%, 6/24/20	80,000	81,219
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	154,920
Concho Resources, Inc., 5.50%, 10/1/22	155,000	167,012
Concho Resources, Inc., 5.50%, 4/1/23	125,000	134,375
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	110,431
Continental Resources, Inc., 5.00%, 9/15/22	50,000	54,250
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	120,938
Devon Energy Corp., 1.875%, 5/15/17	80,000	81,492
Devon Energy Corp., 5.60%, 7/15/41	110,000	128,294
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	216,500
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(4)	100,000	101,000
EOG Resources, Inc., 5.625%, 6/1/19	380,000	444,266
EOG Resources, Inc., 4.10%, 2/1/21	130,000	142,112
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	265,000	305,744
Halcon Resources Corp., 8.875%, 5/15/21	110,000	117,700
Hess Corp., 6.00%, 1/15/40	90,000	108,547
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	110,000	116,325
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	155,000	168,756
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	73,188
MEG Energy Corp., 7.00%, 3/31/24(4)	150,000	162,375
Newfield Exploration Co., 5.625%, 7/1/24	90,000	96,300
Noble Energy, Inc., 4.15%, 12/15/21	300,000	323,136
Peabody Energy Corp., 7.375%, 11/1/16	50,000	55,625
Peabody Energy Corp., 6.00%, 11/15/18	375,000	392,812
Peabody Energy Corp., 6.50%, 9/15/20	50,000	51,375

	Shares/Principal Amount	Value
Peabody Energy Corp., 6.25%, 11/15/21	$210,000	$211,050
Pemex Project Funding Master Trust, 6.625%, 6/15/35	70,000	82,250
Petro-Canada, 6.80%, 5/15/38	160,000	213,626
Petrobras Global Finance BV, 5.625%, 5/20/43	130,000	117,222
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	390,000	416,325
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	190,000	198,042
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	217,645
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	43,100
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	68,250
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	82,900
Phillips 66, 4.30%, 4/1/22	260,000	282,686
Pioneer Natural Resources Co., 3.95%, 7/15/22	70,000	73,138
QEP Resources, Inc., 5.375%, 10/1/22	340,000	345,950
QEP Resources, Inc., 5.25%, 5/1/23	125,000	125,625
Range Resources Corp., 5.75%, 6/1/21	110,000	119,625
Range Resources Corp., 5.00%, 8/15/22	160,000	168,800
Sabine Pass LNG LP, 7.50%, 11/30/16	240,000	267,000
Samson Investment Co., 10.75%, 2/15/20(4)	125,000	131,250
SandRidge Energy, Inc., 7.50%, 3/15/21	265,000	283,550
Shell International Finance BV, 2.375%, 8/21/22	280,000	270,551
Shell International Finance BV, 3.625%, 8/21/42	65,000	59,974
Shell International Finance BV, 4.55%, 8/12/43	120,000	127,459
Statoil ASA, 2.45%, 1/17/23	230,000	222,012
Statoil ASA, 3.95%, 5/15/43	50,000	48,412
Statoil ASA, 4.80%, 11/8/43	130,000	144,063
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	100,000	101,500
Talisman Energy, Inc., 7.75%, 6/1/19	125,000	155,193
Tesoro Corp., 4.25%, 10/1/17	100,000	105,500
Total Capital Canada Ltd., 2.75%, 7/15/23	110,000	106,636
Total Capital SA, 2.125%, 8/10/18	150,000	153,456
Venoco, Inc., 8.875%, 2/15/19	160,000	158,400
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	162,375
WPX Energy, Inc., 5.25%, 1/15/17	135,000	144,787
		10,871,217
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	150,000	155,393
International Paper Co., 6.00%, 11/15/41	100,000	120,457
Sappi Papier Holding GmbH, 6.625%, 4/15/21(4)	200,000	211,000
		486,850
PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	160,000	169,800
PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	170,000	171,578
AbbVie, Inc., 2.90%, 11/6/22	100,000	98,539
Actavis, Inc., 1.875%, 10/1/17	220,000	222,588

	Shares/Principal Amount	Value
Actavis, Inc., 3.25%, 10/1/22	$170,000	$167,211
Actavis, Inc., 4.625%, 10/1/42	70,000	69,841
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	84,408
Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(4)	95,000	102,363
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(4)	35,000	37,713
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	280,000	279,046
Merck & Co., Inc., 2.40%, 9/15/22	180,000	172,664
Merck & Co., Inc., 3.60%, 9/15/42	40,000	36,424
Mylan, Inc., 6.00%, 11/15/18(4)	100,000	104,985
Mylan, Inc., 5.40%, 11/29/43	50,000	54,181
Roche Holdings, Inc., 6.00%, 3/1/19(4)	138,000	163,164
Roche Holdings, Inc., 7.00%, 3/1/39(4)	120,000	171,640
Sanofi, 4.00%, 3/29/21	143,000	156,010
Valeant Pharmaceuticals International, 6.875%, 12/1/18(4)	110,000	116,187
Valeant Pharmaceuticals International, 6.375%, 10/15/20(4)	225,000	241,594
Valeant Pharmaceuticals International, 6.75%, 8/15/21(4)	80,000	85,300
Valeant Pharmaceuticals International, 7.25%, 7/15/22(4)	125,000	135,781
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	100,000	105,875
		2,777,092
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	170,000	185,010
American Tower Corp., 4.70%, 3/15/22	40,000	42,519
Essex Portfolio LP, 3.625%, 8/15/22	100,000	101,358
Essex Portfolio LP, 3.375%, 1/15/23(4)	80,000	79,270
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,944
HCP, Inc., 3.75%, 2/1/16	210,000	220,436
Health Care REIT, Inc., 2.25%, 3/15/18	60,000	60,995
Health Care REIT, Inc., 3.75%, 3/15/23	160,000	161,769
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	360,757
Host Hotels & Resorts LP, 5.875%, 6/15/19	60,000	64,815
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	99,542
Kilroy Realty LP, 3.80%, 1/15/23	220,000	222,706
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	136,875
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,350
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	184,270
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	200,000	207,295
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	99,446
		2,328,357
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	126,563
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(4)	160,000	161,200
		287,763
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	279,796
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	100,000	109,667

	Shares/Principal Amount	Value
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	$50,000	$54,140
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	160,000	159,755
CSX Corp., 4.25%, 6/1/21	140,000	152,919
CSX Corp., 3.70%, 11/1/23	200,000	206,629
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	46,032
Norfolk Southern Corp., 3.25%, 12/1/21	70,000	71,784
Union Pacific Corp., 4.00%, 2/1/21	100,000	109,157
Union Pacific Corp., 4.75%, 9/15/41	220,000	240,487
		1,430,366
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Advanced Micro Devices, Inc., 8.125%, 12/15/17	15,000	15,769
Advanced Micro Devices, Inc., 7.50%, 8/15/22	100,000	105,750
Freescale Semiconductor, Inc., 8.05%, 2/1/20	90,000	98,100
Freescale Semiconductor, Inc., 6.00%, 1/15/22(4)	280,000	299,600
Intel Corp., 1.35%, 12/15/17	170,000	170,346
		689,565
SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	140,469
Intuit, Inc., 5.75%, 3/15/17	571,000	641,147
Microsoft Corp., 2.375%, 5/1/23	90,000	86,668
Oracle Corp., 2.50%, 10/15/22	310,000	300,210
Oracle Corp., 3.625%, 7/15/23	280,000	290,274
Sabre, Inc., 8.50%, 5/15/19(4)	75,000	83,816
		1,542,584
SPECIALTY RETAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	72,000	77,008
Hertz Corp. (The), 6.75%, 4/15/19	125,000	134,219
Hertz Corp. (The), 7.375%, 1/15/21	200,000	220,500
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	327,439
Petco Animal Supplies, Inc., 9.25%, 12/1/18(4)	150,000	161,439
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	73,325
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	145,000	158,775
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	88,600
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	124,062
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(4)	125,000	110,312
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	90,000	92,250
United Rentals North America, Inc., 5.75%, 7/15/18	100,000	107,250
United Rentals North America, Inc., 8.375%, 9/15/20	125,000	138,750
		1,813,929
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	100,000	100,875
Dell, Inc., 3.10%, 4/1/16	40,000	40,800
Dell, Inc., 5.875%, 6/15/19	125,000	132,188
Hewlett-Packard Co., 4.30%, 6/1/21	250,000	267,782
Seagate Technology HDD Holdings, 6.80%, 10/1/16	10,000	11,250
		552,895

		Shares/Principal Amount	Value
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19		$225,000	$247,219
Gymboree Corp., 9.125%, 12/1/18		125,000	78,438
Hanesbrands, Inc., 6.375%, 12/15/20		150,000	163,312
L Brands, Inc., 6.625%, 4/1/21		80,000	90,400
L Brands, Inc., 5.625%, 2/15/22		275,000	292,875
Polymer Group, Inc., 7.75%, 2/1/19		135,000	144,281
			1,016,525
THRIFTS AND MORTGAGE FINANCE†
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	258,679
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	318,996
			577,675
TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22		$400,000	386,389
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	305,598
			691,987
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		130,000	180,693
America Movil SAB de CV, 5.00%, 3/30/20		200,000	225,865
MetroPCS Wireless, Inc., 7.875%, 9/1/18		95,000	100,315
MetroPCS Wireless, Inc., 6.625%, 11/15/20		135,000	144,281
Sprint Communications, 6.00%, 12/1/16		235,000	257,619
Sprint Communications, 9.00%, 11/15/18(4)		110,000	133,925
Sprint Communications, 7.00%, 3/1/20(4)		110,000	127,325
Sprint Communications, 6.00%, 11/15/22		225,000	233,438
Sprint Corp., 7.125%, 6/15/24(4)		125,000	135,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(4)		130,000	139,750
Vodafone Group plc, 5.625%, 2/27/17		230,000	257,580
			1,935,791
TOTAL CORPORATE BONDS (Cost $125,840,721)			132,657,145
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 5.3%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.9%
FHLMC, VRN, 1.76%, 6/15/14		260,023	263,095
FHLMC, VRN, 1.84%, 6/15/14		540,404	548,699
FHLMC, VRN, 1.98%, 6/15/14		373,333	380,660
FHLMC, VRN, 1.98%, 6/15/14		524,495	536,687
FHLMC, VRN, 2.07%, 6/15/14		1,075,524	1,085,352
FHLMC, VRN, 2.26%, 6/15/14		441,547	469,901
FHLMC, VRN, 2.36%, 6/15/14		726,160	728,205
FHLMC, VRN, 2.375%, 6/15/14		851,125	909,130
FHLMC, VRN, 2.40%, 6/15/14		198,055	211,832
FHLMC, VRN, 2.50%, 6/15/14		161,831	172,682
FHLMC, VRN, 2.57%, 6/15/14		195,428	204,425
FHLMC, VRN, 2.87%, 6/15/14		123,163	126,843
FHLMC, VRN, 3.24%, 6/15/14		151,804	162,406

	Shares/Principal Amount	Value
FHLMC, VRN, 3.29%, 6/15/14	$509,976	$540,822
FHLMC, VRN, 3.81%, 6/15/14	331,236	349,559
FHLMC, VRN, 4.05%, 6/15/14	243,846	259,145
FHLMC, VRN, 4.35%, 6/15/14	425,861	450,196
FHLMC, VRN, 4.54%, 6/15/14	526,602	551,444
FHLMC, VRN, 5.12%, 6/15/14	83,614	90,019
FHLMC, VRN, 5.37%, 6/15/14	392,692	421,933
FHLMC, VRN, 6.12%, 6/15/14	163,190	175,159
FNMA, VRN, 1.90%, 6/25/14	501,430	533,945
FNMA, VRN, 1.92%, 6/25/14	799,617	854,159
FNMA, VRN, 1.94%, 6/25/14	528,982	565,079
FNMA, VRN, 1.94%, 6/25/14	1,123,774	1,198,064
FNMA, VRN, 1.94%, 6/25/14	731,478	772,963
FNMA, VRN, 1.94%, 6/25/14	628,715	673,758
FNMA, VRN, 2.31%, 6/25/14	115,985	123,688
FNMA, VRN, 2.32%, 6/25/14	455,484	486,969
FNMA, VRN, 2.70%, 6/25/14	497,231	509,304
FNMA, VRN, 3.32%, 6/25/14	302,896	314,893
FNMA, VRN, 3.35%, 6/25/14	200,098	215,132
FNMA, VRN, 3.77%, 6/25/14	317,248	335,633
FNMA, VRN, 3.92%, 6/25/14	279,659	295,836
FNMA, VRN, 3.93%, 6/25/14	125,461	133,418
FNMA, VRN, 5.31%, 6/25/14	479,928	518,113
		16,169,148
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.4%
FHLMC, 7.00%, 6/1/14	59	59
FHLMC, 6.50%, 6/1/16	19,694	20,527
FHLMC, 6.50%, 6/1/16	21,894	22,611
FHLMC, 4.50%, 1/1/19	396,514	420,984
FHLMC, 5.00%, 10/1/19	12,370	13,322
FHLMC, 5.00%, 11/1/19	48,775	51,788
FHLMC, 5.50%, 11/1/19	2,950	3,133
FHLMC, 5.50%, 11/1/19	2,508	2,664
FHLMC, 5.50%, 11/1/19	3,659	3,986
FHLMC, 5.50%, 11/1/19	3,491	3,741
FHLMC, 5.50%, 11/1/19	2,242	2,381
FHLMC, 5.50%, 12/1/19	3,057	3,247
FHLMC, 5.00%, 2/1/20	4,712	5,042
FHLMC, 5.00%, 2/1/20	1,482	1,574
FHLMC, 5.50%, 3/1/20	5,602	6,096
FHLMC, 5.50%, 3/1/20	4,226	4,605
FHLMC, 5.50%, 3/1/20	8,636	9,410
FHLMC, 5.00%, 5/1/20	3,627	3,918
FHLMC, 5.00%, 5/1/20	7,283	7,860
FHLMC, 5.00%, 5/1/20	10,271	10,906
FHLMC, 4.50%, 7/1/20	36,791	39,149

	Shares/Principal Amount	Value
FHLMC, 4.00%, 10/1/20	$12,333	$13,124
FHLMC, 5.00%, 4/1/21	1,488,140	1,602,708
FHLMC, 8.00%, 6/1/26	767	907
FHLMC, 8.00%, 6/1/26	4,993	5,208
FHLMC, 8.00%, 7/1/26	993	997
FHLMC, 7.00%, 8/1/29	2,513	2,822
FHLMC, 8.00%, 7/1/30	16,664	20,534
FHLMC, 5.50%, 12/1/33	376,659	425,024
FHLMC, 6.50%, 5/1/34	12,059	13,600
FHLMC, 5.50%, 6/1/35	28,227	31,540
FHLMC, 5.00%, 9/1/35	12,468	13,760
FHLMC, 5.00%, 9/1/35	8,431	9,292
FHLMC, 5.50%, 10/1/35	77,044	86,391
FHLMC, 5.50%, 10/1/35	31,382	35,240
FHLMC, 5.00%, 11/1/35	143,957	160,188
FHLMC, 5.00%, 11/1/35	180,610	202,134
FHLMC, 6.50%, 3/1/36	7,769	8,765
FHLMC, 6.50%, 3/1/36	2,977	3,358
FHLMC, 5.50%, 1/1/38	357,784	397,031
FHLMC, 6.00%, 2/1/38	178,838	199,910
FHLMC, 6.00%, 11/1/38	957,844	1,069,941
FHLMC, 4.00%, 4/1/41	1,620,530	1,722,786
FHLMC, 6.50%, 7/1/47	49,982	54,550
FNMA, 7.50%, 6/1/15	965	968
FNMA, 5.17%, 1/1/16	151,681	158,493
FNMA, 4.50%, 5/1/19	563,626	599,639
FNMA, 4.00%, 6/1/19	4,221	4,493
FNMA, 4.50%, 6/1/19	83,859	89,223
FNMA, 4.50%, 12/1/19	7,678	8,320
FNMA, 5.00%, 3/1/20	14,407	15,580
FNMA, 5.00%, 3/1/20	15,192	16,428
FNMA, 5.00%, 4/1/20	8,442	9,130
FNMA, 5.00%, 5/1/20	3,882	4,128
FNMA, 5.00%, 5/1/20	14,351	15,258
FNMA, 5.00%, 7/1/20	17,708	19,070
FNMA, 7.00%, 5/1/26	3,208	3,567
FNMA, 7.00%, 6/1/26	2,146	2,393
FNMA, 7.50%, 3/1/27	2,074	2,113
FNMA, 6.50%, 4/1/29	12,206	13,764
FNMA, 6.50%, 6/1/29	12,675	14,287
FNMA, 6.50%, 6/1/29	22,205	25,039
FNMA, 7.00%, 7/1/29	8,105	9,047
FNMA, 6.50%, 8/1/29	27,689	31,340
FNMA, 7.00%, 3/1/30	15,804	17,790
FNMA, 8.00%, 7/1/30	34,915	38,315
FNMA, 7.50%, 9/1/30	10,629	12,711

	Shares/Principal Amount	Value
FNMA, 6.625%, 11/15/30	$2,510,000	$3,574,765
FNMA, 6.50%, 9/1/31	59,829	67,464
FNMA, 7.00%, 9/1/31	46,544	52,321
FNMA, 6.50%, 1/1/32	29,581	33,353
FNMA, 6.50%, 10/1/32	186,987	210,780
FNMA, 5.50%, 6/1/33	123,302	138,689
FNMA, 5.50%, 8/1/33	853,713	954,622
FNMA, 5.00%, 11/1/33	737,526	819,522
FNMA, 5.50%, 1/1/34	678,111	759,422
FNMA, 5.50%, 9/1/34	41,940	46,885
FNMA, 5.50%, 10/1/34	43,019	48,149
FNMA, 6.00%, 10/1/34	48,570	54,531
FNMA, 5.00%, 11/1/34	188,140	210,759
FNMA, 5.50%, 3/1/35	3,335	3,715
FNMA, 5.50%, 3/1/35	8,200	9,133
FNMA, 5.50%, 3/1/35	11,852	13,416
FNMA, 5.50%, 3/1/35	31,727	35,699
FNMA, 5.50%, 3/1/35	22,103	25,028
FNMA, 5.00%, 4/1/35	38,936	43,753
FNMA, 6.00%, 5/1/35	15,575	17,491
FNMA, 6.00%, 5/1/35	1,897	2,130
FNMA, 6.00%, 6/1/35	31,658	35,803
FNMA, 6.00%, 6/1/35	7,555	8,553
FNMA, 6.00%, 6/1/35	588	661
FNMA, 5.00%, 7/1/35	160,141	179,830
FNMA, 5.50%, 7/1/35	22,755	25,597
FNMA, 6.00%, 7/1/35	61,931	70,034
FNMA, 6.00%, 7/1/35	3,424	3,843
FNMA, 6.00%, 7/1/35	53,073	60,038
FNMA, 5.50%, 8/1/35	14,926	16,800
FNMA, 6.00%, 8/1/35	2,551	2,864
FNMA, 4.50%, 9/1/35	887,595	960,563
FNMA, 5.50%, 9/1/35	62,106	69,788
FNMA, 5.50%, 9/1/35	1,978	2,223
FNMA, 5.50%, 9/1/35	816	918
FNMA, 5.50%, 9/1/35	16,082	18,100
FNMA, 5.50%, 9/1/35	128,342	144,160
FNMA, 5.00%, 10/1/35	26,884	30,185
FNMA, 5.50%, 10/1/35	290,985	327,638
FNMA, 6.00%, 10/1/35	35,067	39,367
FNMA, 5.50%, 11/1/35	162,644	182,835
FNMA, 6.00%, 11/1/35	31,149	35,113
FNMA, 6.50%, 11/1/35	4,907	5,534
FNMA, 6.50%, 12/1/35	23,179	26,127
FNMA, 6.50%, 4/1/36	16,457	18,560
FNMA, 6.00%, 8/1/36	32,527	36,616

	Shares/Principal Amount	Value
FNMA, 5.00%, 10/1/36	$590,608	$652,890
FNMA, 5.00%, 11/1/36	397,354	439,257
FNMA, 5.50%, 1/1/37	1,146,945	1,280,991
FNMA, 5.50%, 2/1/37	361,052	402,132
FNMA, 6.00%, 5/1/37	32,242	36,222
FNMA, 6.00%, 7/1/37	6,624	7,436
FNMA, 6.50%, 8/1/37	17,251	18,834
FNMA, 6.50%, 8/1/37	540,722	591,075
FNMA, 6.50%, 8/1/37	417,000	455,725
FNMA, 5.00%, 4/1/40	2,494,931	2,773,888
FNMA, 5.00%, 6/1/40	1,875,132	2,080,257
FNMA, 4.50%, 8/1/40	2,720,804	2,944,085
FNMA, 3.50%, 1/1/41	1,948,343	2,009,638
FNMA, 4.00%, 1/1/41	6,399,123	6,815,740
FNMA, 4.50%, 1/1/41	837,598	908,188
FNMA, 4.50%, 2/1/41	2,121,247	2,296,143
FNMA, 4.00%, 5/1/41	1,526,929	1,619,608
FNMA, 5.00%, 6/1/41	2,084,218	2,310,985
FNMA, 4.50%, 7/1/41	1,576,070	1,717,205
FNMA, 4.50%, 9/1/41	4,028,113	4,360,412
FNMA, 4.50%, 9/1/41	45,033	48,752
FNMA, 4.00%, 12/1/41	3,023,433	3,213,673
FNMA, 4.00%, 1/1/42	1,297,204	1,375,940
FNMA, 4.00%, 1/1/42	57,527	61,110
FNMA, 3.50%, 5/1/42	2,966,307	3,059,628
FNMA, 3.50%, 6/1/42	1,134,494	1,170,913
FNMA, 3.50%, 9/1/42	4,114,541	4,243,986
FNMA, 3.00%, 11/1/42	1,610,148	1,594,849
FNMA, 6.50%, 8/1/47	79,965	87,772
FNMA, 6.50%, 8/1/47	95,554	104,983
FNMA, 6.50%, 9/1/47	268,513	294,411
FNMA, 6.50%, 9/1/47	10,085	11,062
FNMA, 6.50%, 9/1/47	36,446	39,987
FNMA, 6.50%, 9/1/47	112,113	122,867
FNMA, 6.50%, 9/1/47	14,149	15,494
GNMA, 9.00%, 4/20/25	1,337	1,537
GNMA, 7.50%, 10/15/25	4,855	5,446
GNMA, 6.00%, 4/15/26	1,470	1,652
GNMA, 6.00%, 4/15/26	339	380
GNMA, 7.50%, 6/15/26	2,794	2,958
GNMA, 7.00%, 12/15/27	15,087	15,662
GNMA, 7.50%, 12/15/27	18,052	20,470
GNMA, 6.00%, 5/15/28	17,536	19,707
GNMA, 6.00%, 5/15/28	52,138	58,585
GNMA, 6.50%, 5/15/28	6,650	7,557
GNMA, 7.00%, 5/15/31	40,994	48,678

		Shares/Principal Amount	Value
GNMA, 5.50%, 11/15/32		$145,747	$162,994
GNMA, 6.50%, 10/15/38		2,462,857	2,803,968
GNMA, 4.00%, 1/20/41		2,530,081	2,707,844
GNMA, 4.50%, 5/20/41		2,980,220	3,255,389
GNMA, 4.50%, 6/15/41		857,597	938,157
GNMA, 4.00%, 12/15/41		1,311,403	1,400,907
GNMA, 4.00%, 6/20/42		2,334,225	2,496,258
GNMA, 3.50%, 7/20/42		1,024,896	1,068,077
			81,433,650
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $94,448,777)			97,602,798
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.0%
AUSTRALIA — 0.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	479,633
Australia Government Bond, 5.50%, 4/21/23	AUD	410,000	437,481
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	293,896
			1,211,010
AUSTRIA — 0.2%
Austria Government Bond, 4.35%, 3/15/19(4)	EUR	680,000	1,093,285
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	455,000	731,782
Austria Government Bond, 3.40%, 11/22/22(4)	EUR	255,000	403,562
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	355,000	634,412
			2,863,041
BELGIUM — 0.1%
Belgium Government Bond, 4.00%, 3/28/18(4)	EUR	560,000	865,895
Belgium Government Bond, 3.75%, 9/28/20(4)	EUR	310,000	492,812
Belgium Government Bond, 2.25%, 6/22/23	EUR	400,000	571,285
Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	330,000	571,465
			2,501,457
BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19		$510,000	587,137
CANADA — 0.1%
Canadian Government Bond, 5.00%, 6/1/14	CAD	485,000	447,454
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	279,609
Canadian Government Bond, 3.75%, 6/1/19	CAD	320,000	326,451
Canadian Government Bond, 5.75%, 6/1/33	CAD	415,000	558,067
Province of British Columbia, 3.25%, 12/18/21	CAD	265,000	257,206
Province of Ontario Canada, 1.00%, 7/22/16		$150,000	151,481
Province of Ontario Canada, 4.40%, 6/2/19	CAD	430,000	441,179
			2,461,447
CHILE†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	238,913
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	313,925
CZECH†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	3,000,000	186,924

		Shares/Principal Amount	Value
DENMARK — 0.2%
Denmark Government Bond, 4.00%, 11/15/17	DKK	6,000,000	$1,238,306
Denmark Government Bond, 4.00%, 11/15/19	DKK	1,030,000	222,558
Denmark Government Bond, 7.00%, 11/10/24	DKK	2,350,000	663,999
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,515,000	656,728
			2,781,591
FINLAND — 0.2%
Finland Government Bond, 3.125%, 9/15/14(4)	EUR	480,000	659,872
Finland Government Bond, 3.875%, 9/15/17(4)	EUR	460,000	700,884
Finland Government Bond, 4.375%, 7/4/19(4)	EUR	326,000	527,386
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	305,000	425,321
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	335,000	559,963
Finland Government Bond, 2.625%, 7/4/42(4)	EUR	120,000	172,974
			3,046,400
FRANCE — 0.2%
France Government Bond OAT, 3.25%, 10/25/21	EUR	370,000	577,342
France Government Bond OAT, 5.50%, 4/25/29	EUR	160,000	305,889
France Government Bond OAT, 3.25%, 5/25/45	EUR	260,000	385,446
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	915,000	1,293,163
			2,561,840
GERMANY — 0.3%
Bundesobligation, 2.00%, 2/26/16	EUR	830,000	1,169,191
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	35,000	54,548
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	300,000	449,206
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	510,000	722,384
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	245,000	464,712
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	230,000	331,151
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	830,076	1,193,497
			4,384,689
ITALY†
Italy Government International Bond, 6.875%, 9/27/23		$150,000	190,695
JAPAN — 0.7%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	347,000,000	3,429,751
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	212,050,000	2,107,483
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	265,600,000	2,730,173
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	126,450,000	1,437,863
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	96,200,000	1,017,642
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	185,100,000	2,098,921
			12,821,833
MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17		$70,000	78,015
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	828,925
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	395,500
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	182,250
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$270,000	276,750
			1,761,440

		Shares/Principal Amount	Value
NETHERLANDS — 0.1%
Netherlands Government Bond, 1.25%, 1/15/18(4)	EUR	200,000	$281,611
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	625,000	986,012
Netherlands Government Bond, 2.25%, 7/15/22(4)	EUR	90,000	131,804
Netherlands Government Bond, 3.75%, 1/15/42(4)	EUR	265,000	467,173
			1,866,600
NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	265,000	235,389
NORWAY — 0.1%
Norway Government Bond, 4.25%, 5/19/17	NOK	1,000,000	179,808
Norway Government Bond, 3.75%, 5/25/21	NOK	8,640,000	1,583,375
			1,763,183
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	127,650
Peruvian Government International Bond, 5.625%, 11/18/50		$150,000	171,225
			298,875
PHILIPPINES†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	322,500
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	129,875
			452,375
POLAND†
Poland Government International Bond, 5.125%, 4/21/21		$250,000	283,641
SINGAPORE†
Singapore Government Bond, 2.375%, 4/1/17	SGD	280,000	235,251
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	103,257
			338,508
SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	255,285
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	166,894
Korea Development Bank (The), 4.00%, 9/9/16		$160,000	170,421
			592,600
SWEDEN†
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,590,000	272,797
Sweden Government Bond, 3.50%, 6/1/22	SEK	1,445,000	246,598
			519,395
SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	199,147
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	136,408
			335,555
TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	185,450
UNITED KINGDOM — 0.6%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	665,000	1,128,468
United Kingdom Gilt, 4.00%, 9/7/16	GBP	1,145,000	2,055,623
United Kingdom Gilt, 4.50%, 3/7/19	GBP	920,000	1,737,478
United Kingdom Gilt, 8.00%, 6/7/21	GBP	71,000	164,313

		Shares/Principal Amount	Value
United Kingdom Gilt, 3.75%, 9/7/21	GBP	545,000	$1,007,426
United Kingdom Gilt, 6.00%, 12/7/28	GBP	500,000	1,140,093
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	346,819
United Kingdom Gilt, 4.25%, 3/7/36	GBP	875,000	1,685,961
United Kingdom Gilt, 4.50%, 12/7/42	GBP	240,000	487,892
United Kingdom Gilt, 4.25%, 12/7/55	GBP	485,000	980,984
			10,735,057
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	71,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $53,982,028)			55,589,970
MUNICIPAL SECURITIES — 2.6%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		120,000	165,814
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.06%, 6/2/14		500,000	500,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		120,000	163,160
California GO, (Building Bonds), 7.55%, 4/1/39		60,000	88,078
California GO, (Building Bonds), 7.30%, 10/1/39		160,000	224,077
California GO, (Building Bonds), 7.60%, 11/1/40		145,000	215,396
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.11%, 6/4/14 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12-4/7/14, Cost $4,300,000)(6)		4,300,000	4,300,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.09%, 6/2/14 (LOC: Bank of America N.A.)		800,000	800,000
Harrison County Industrial Development Rev., (Fox Grocery Company), VRDN, 0.07%, 6/5/14 (LOC: U.S. Bank N.A.)		4,140,000	4,140,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.08%, 6/4/14 (LOC: East West Bank)(LIQ FAC: FHLMC)(SBBPA: FHLB)		500,000	500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		230,000	231,787
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.09%, 6/5/14		4,000,000	4,000,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		120,000	158,029
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		130,000	159,292
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40		185,000	248,015
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		100,000	135,693
Metropolitan Water District of Southern California Rev., Series 2011 A3, VRDN, 0.14%, 6/5/14		2,300,000	2,299,885
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		180,000	261,288
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		140,000	195,732
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37		75,000	95,490
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34		200,000	223,094

	Shares/Principal Amount	Value
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.16%, 6/4/14 (LOC: FNMA)	$2,260,000	$2,260,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	163,409
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.08%, 6/2/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)	2,600,000	2,600,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	332,475
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,400,000	1,002,596
Riverside County Industrial Development Authority Rev. (Cal-Mold, Inc.), VRDN, 0.10%, 6/4/14 (LOC: Bank of the West)	1,740,000	1,740,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	341,267
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	205,438
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	191,663
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	167,902
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	233,700
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.12%, 6/5/14 (LOC: Bank of America N.A.)	4,300,000	4,300,000
Valdez Marine Terminal Rev., (Exxon Pipeline Co. Project), VRDN, 0.06%, 6/2/14	3,100,000	3,100,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.11%, 6/5/14 (LIQ FAC: FHLMC) (Acquired 11/7/11, Cost $3,400,000)(6)	3,400,000	3,400,000
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.05%, 6/2/14 (LOC: Barclays Bank plc)	4,000,000	4,000,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.07%, 6/5/14 (LOC: JPMorgan Chase Bank N.A.)	3,765,000	3,765,000
TOTAL MUNICIPAL SECURITIES (Cost $46,185,774)		46,908,280
COMMERCIAL PAPER(7) — 1.7%
Catholic Health Initiatives, 0.15%, 6/10/14	4,100,000	4,099,906
Charta LLC, 0.16%, 8/6/14(4)	3,700,000	3,698,707
Crown Point Capital Co., 0.18%, 6/3/14(4)	4,200,000	4,199,949
Govco LLC, 0.16%, 8/11/14(4)	3,700,000	3,698,582
Jupiter Securitization Co. LLC, 0.18%, 6/6/14(4)	3,400,000	3,399,954
Jupiter Securitization Co. LLC, 0.20%, 7/1/14(4)	1,000,000	999,881
Lexington Parker Capital, 0.18%, 7/11/14(4)	3,500,000	3,499,322
Thunder Bay Funding LLC, 0.17%, 8/26/14(4)	3,700,000	3,698,104
Toyota Motor Credit Corp., 0.19%, 6/12/14	4,500,000	4,499,918
TOTAL COMMERCIAL PAPER (Cost $31,794,836)		31,794,323
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	105,508	111,278
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	906,219	703,865

	Shares/Principal Amount	Value
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.73%, 6/1/14	$245,587	$249,004
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	110,783	113,651
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.67%, 6/1/14	491,369	493,211
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	299,182	314,899
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.22%, 6/1/14	310,047	312,161
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 6/1/14	344,152	343,695
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.16%, 6/1/14	173,431	171,881
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.23%, 6/1/14	297,436	299,138
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.64%, 6/1/14	441,755	443,586
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.61%, 6/1/14	191,899	192,884
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 6/1/14	471,563	477,909
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 6/1/14	331,468	340,220
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.66%, 6/1/14	220,668	223,771
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 6/1/14	521,003	530,266
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 6/1/14(4)	277,052	276,013
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 6/1/14	652,948	669,415
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	166,177	175,551
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.14%, 6/25/14	335,087	333,835
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.48%, 6/1/14	367,775	364,339
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.62%, 6/1/14	185,428	188,432
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 6/1/14	201,201	203,476
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 6/1/14(4)	582,473	601,798
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	255,017	274,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 6/1/14	298,278	306,692
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 6/1/14	616,476	630,367
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	333,944	345,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	500,333	516,131
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	71,290	73,090

	Shares/Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	$748,506	$791,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 6/1/14	946,024	967,801
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 6/1/14	512,227	520,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 6/1/14	139,154	144,299
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 6/1/14	505,420	513,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 6/1/14	162,347	167,277
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.06%, 6/1/14	649,277	659,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	415,624	441,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	215,712	221,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	265,676	276,315
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	186,737	194,008
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	54,359	55,976
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.11%, 6/1/14	197,399	199,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	378,255	399,982
		15,832,095
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,055,368	1,150,613
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,800,000	1,801,181
		2,951,794
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,722,589)		18,783,889
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 6/1/14	482,005	503,484
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 6/1/14	425,000	449,592
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	1,325,000	1,315,416
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	1,100,000	1,095,140
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 6/15/14(4)	950,000	952,757
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	753,539
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 6/1/14	600,000	607,152
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 6/1/14	250,000	254,979
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 6/1/14	200,348	200,437

	Shares/Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	$707,905	$725,244
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,045,475	1,068,807
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	1,250,000	1,295,646
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 6/10/14(4)	1,100,000	1,103,991
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	295,375
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	475,000	515,203
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	86,025	89,155
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 6/11/14	200,000	203,819
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 6/11/14	600,000	626,974
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 6/11/14	725,000	768,140
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	500,000	493,470
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,433,234	1,451,149
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 6/1/14(4)	300,000	314,457
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,484,896	1,491,754
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES(Cost $16,497,075)		16,575,680
ASSET-BACKED SECURITIES(5) — 0.5%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(4)	19,478	21,133
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(4)	700,000	709,980
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	128,560	137,410
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	350,000	353,888
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 6/9/14(4)	975,000	975,332
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 6/4/14	800,000	801,372
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	475,000	475,326
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.32%, 6/16/14	1,312,500	1,312,814
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 6/10/14(4)	1,100,000	1,100,428
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	1,400,000	1,400,681
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	700,000	702,262
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(4)	585,000	596,004
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	93,451	103,029

	Shares/Principal Amount	Value
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	$150,000	$150,375
TOTAL ASSET-BACKED SECURITIES (Cost $8,802,542)		8,840,034
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth Index Fund	23,080	2,059,429
iShares Russell Midcap Value Index Fund	33,189	2,328,872
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,078,415)		4,388,301
CONVERTIBLE PREFERRED STOCKS†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	2,111	65,188
TOBACCO†
Universal Corp., 6.75%	29	35,550
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $87,129)		100,738
PREFERRED STOCKS†
CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(4) (Cost $70,945)	77	78,040
TEMPORARY CASH INVESTMENTS — 1.0%
SSgA U.S. Government Money Market Fund (Cost $18,828,313)	18,828,313	18,828,313
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,529,057,788)		1,841,075,631
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,317,785)
TOTAL NET ASSETS — 100.0%		$1,838,757,846

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	230,591	USD	213,162	Westpac Group	6/18/14	$1,214
AUD	215,000	USD	201,635	Westpac Group	6/18/14	(1,753)
USD	55,381	AUD	60,000	Westpac Group	6/18/14	(400)
CAD	152,936	USD	140,000	Deutsche Bank	6/18/14	991
CAD	49,413	USD	45,000	Deutsche Bank	6/18/14	553
USD	92,262	CAD	101,245	Deutsche Bank	6/18/14	(1,075)
USD	503,526	CAD	554,450	HSBC Holdings plc	6/18/14	(7,619)
USD	1,027,486	CAD	1,116,857	JPMorgan Chase Bank N.A.	6/30/14	(1,840)
USD	2,873,167	CAD	3,123,075	JPMorgan Chase Bank N.A.	6/30/14	(5,144)
USD	75,696	CAD	82,277	JPMorgan Chase Bank N.A.	6/30/14	(133)
CHF	2,080	USD	2,353	Barclays Bank plc	6/18/14	(30)
CHF	125,966	USD	143,994	Deutsche Bank	6/18/14	(3,307)
CHF	268,628	USD	301,462	JPMorgan Chase Bank N.A.	6/18/14	(1,441)
USD	130,000	CHF	115,600	Barclays Bank plc	6/18/14	891
USD	110,000	CHF	97,504	Deutsche Bank	6/18/14	1,102
USD	140,000	CHF	122,707	Deutsche Bank	6/18/14	2,953
USD	160,000	CHF	142,126	JPMorgan Chase Bank N.A.	6/18/14	1,265

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	2,021,152	USD	100,994	Deutsche Bank	6/18/14	$(712)
USD	135,000	CZK	2,692,569	Barclays Bank plc	6/18/14	1,405
DKK	333,452	USD	61,203	Barclays Bank plc	6/18/14	(294)
USD	142,670	DKK	768,090	Deutsche Bank	6/18/14	2,370
EUR	1,411,992	USD	1,934,048	Barclays Bank plc	6/18/14	(9,347)
EUR	105,000	USD	143,253	Barclays Bank plc	6/18/14	(126)
USD	626,663	EUR	453,056	Barclays Bank plc	6/18/14	9,097
USD	90,108	EUR	65,000	Barclays Bank plc	6/18/14	1,506
USD	232,188	EUR	168,134	Barclays Bank plc	6/18/14	3,003
USD	527,489	EUR	382,049	Barclays Bank plc	6/18/14	6,714
USD	89,171	EUR	65,000	Barclays Bank plc	6/18/14	569
USD	81,875	EUR	60,000	Barclays Bank plc	6/18/14	89
USD	103,568	EUR	75,000	Deutsche Bank	6/18/14	1,335
USD	48,293	EUR	35,000	Deutsche Bank	6/18/14	585
USD	145,580	EUR	105,000	UBS AG	6/18/14	2,453
USD	1,748,773	EUR	1,282,231	UBS AG	6/30/14	992
USD	1,524,357	EUR	1,117,685	UBS AG	6/30/14	865
GBP	478,670	USD	802,303	Barclays Bank plc	6/18/14	(48)
GBP	30,000	USD	50,165	Barclays Bank plc	6/18/14	115
GBP	150,000	USD	253,547	Barclays Bank plc	6/18/14	(2,145)
GBP	140,000	USD	237,118	Barclays Bank plc	6/18/14	(2,477)
GBP	85,000	USD	143,502	JPMorgan Chase Bank N.A.	6/18/14	(1,041)
USD	177,411	GBP	105,000	Barclays Bank plc	6/18/14	1,430
USD	1,377,834	GBP	831,438	HSBC Holdings plc	6/18/14	(15,663)
USD	391,090	GBP	233,200	HSBC Holdings plc	6/18/14	245
USD	175,263	GBP	105,000	JPMorgan Chase Bank N.A.	6/18/14	(717)
USD	41,830	GBP	25,000	JPMorgan Chase Bank N.A.	6/18/14	(71)
USD	41,788	GBP	25,000	JPMorgan Chase Bank N.A.	6/18/14	(113)
USD	83,853	GBP	50,000	JPMorgan Chase Bank N.A.	6/18/14	52
USD	702,736	GBP	418,029	Credit Suisse AG	6/30/14	2,179
USD	19,268	GBP	11,493	Credit Suisse AG	6/30/14	7
HKD	309,000	USD	39,849	HSBC Holdings plc	6/18/14	8
JPY	28,096,200	USD	270,000	Barclays Bank plc	6/18/14	6,020
JPY	6,646,478	USD	65,000	Barclays Bank plc	6/18/14	296
JPY	4,595,679	USD	45,000	JPMorgan Chase Bank N.A.	6/18/14	148
JPY	100,637,580	USD	973,467	Westpac Group	6/18/14	15,207
USD	155,000	JPY	15,808,605	Barclays Bank plc	6/18/14	(305)
USD	130,000	JPY	13,231,218	Barclays Bank plc	6/18/14	15
USD	50,000	JPY	5,069,055	Barclays Bank plc	6/18/14	201
USD	90,000	JPY	9,342,756	JPMorgan Chase Bank N.A.	6/18/14	(1,784)
USD	230,000	JPY	23,715,714	JPMorgan Chase Bank N.A.	6/18/14	(2,986)
USD	105,000	JPY	10,683,362	JPMorgan Chase Bank N.A.	6/18/14	46
USD	232,989	JPY	24,173,231	Westpac Group	6/18/14	(4,491)
KRW	199,272,748	USD	187,772	Westpac Group	6/18/14	7,269
KRW	2,264,830,838	USD	2,134,116	Westpac Group	6/18/14	82,612
KRW	197,999,000	USD	190,000	Westpac Group	6/18/14	3,794

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	92,115,000	USD	90,000	Westpac Group	6/18/14	$159
KRW	71,680,000	USD	70,000	Westpac Group	6/18/14	158
USD	1,172,963	NOK	7,057,625	Deutsche Bank	6/18/14	(6,959)
USD	50,000	NOK	296,799	Deutsche Bank	6/18/14	380
USD	75,000	NOK	448,291	Deutsche Bank	6/18/14	53
NZD	446,810	USD	381,530	Westpac Group	6/18/14	(2,580)
USD	142,016	NZD	165,000	UBS AG	6/18/14	2,075
USD	51,303	NZD	60,000	Westpac Group	6/18/14	416
USD	60,101	NZD	70,000	Westpac Group	6/18/14	733
SEK	263,779	USD	40,000	Barclays Bank plc	6/18/14	(594)
SEK	2,064,192	USD	313,478	Deutsche Bank	6/18/14	(5,108)
USD	236,754	SEK	1,553,843	Deutsche Bank	6/18/14	4,625
SGD	156,803	USD	125,000	Barclays Bank plc	6/18/14	12
SGD	224,906	USD	180,000	Westpac Group	6/18/14	(692)
USD	130,000	SGD	162,136	UBS AG	6/18/14	736
TWD	3,442,525	USD	115,000	Westpac Group	6/18/14	(242)
USD	407,383	TWD	12,327,409	Westpac Group	6/18/14	(3,558)
						$84,148

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
16	U.S. Treasury Ultra Long Bonds	September 2014	$2,404,500	$11,821

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $114,120.

(4)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $60,871,536, which represented 3.3% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,700,000, which represented 0.4% of total net assets.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,529,057,788)	$1,841,075,631
Cash	8,266
Foreign currency holdings, at value (cost of $670,762)	670,024
Receivable for investments sold	14,031,476
Receivable for capital shares sold	974,187
Receivable for variation margin on futures contracts	6,198
Unrealized appreciation on forward foreign currency exchange contracts	168,943
Dividends and interest receivable	6,282,055
Other assets	14,114
1,863,230,894

Liabilities
Payable for investments purchased	15,017,671
Payable for capital shares redeemed	7,479,340
Unrealized depreciation on forward foreign currency exchange contracts	84,795
Accrued management fees	1,586,483
Distribution and service fees payable	280,506
Accrued foreign taxes	24,253
24,473,048

Net Assets	$1,838,757,846

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,470,373,298
Undistributed net investment income	1,317,877
Undistributed net realized gain	54,928,483
Net unrealized appreciation	312,138,188
$1,838,757,846

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$693,655,319	93,212,434	$7.44
Institutional Class, $0.01 Par Value	$284,411,518	38,209,908	$7.44
A Class, $0.01 Par Value	$673,356,630	90,658,559	$7.43*
B Class, $0.01 Par Value	$14,651,850	1,979,826	$7.40
C Class, $0.01 Par Value	$125,310,228	16,901,085	$7.41
R Class, $0.01 Par Value	$47,244,786	6,378,388	$7.41
R6 Class, $0.01 Par Value	$127,515	17,133	$7.44
*Maximum offering price $7.88 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $369,706)	$11,230,606
Interest	8,101,604
19,332,210

Expenses:
Management fees	9,174,327
Distribution and service fees:
A Class	839,358
B Class	76,615
C Class	610,612
R Class	117,050
Directors' fees and expenses	33,831
Other expenses	7,737
10,859,530

Net investment income (loss)	8,472,680

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	84,608,305
Futures contract transactions	(411,926)
Foreign currency transactions	(149,325)
84,047,054

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $8,517)	(10,390,861)
Futures contracts	16,205
Translation of assets and liabilities in foreign currencies	134,490
(10,240,166)

Net realized and unrealized gain (loss)	73,806,888

Net Increase (Decrease) in Net Assets Resulting from Operations	$82,279,568

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2013
Increase (Decrease) in Net Assets	May 31, 2014	November 30, 2013
Operations
Net investment income (loss)	$8,472,680	$16,557,627
Net realized gain (loss)	84,047,054	156,344,643
Change in net unrealized appreciation (depreciation)	(10,240,166)	70,008,320
Net increase (decrease) in net assets resulting from operations	82,279,568	242,910,590

Distributions to Shareholders
From net investment income:
Investor Class	(3,325,416)	(8,720,638)
Institutional Class	(1,519,868)	(3,654,227)
A Class	(2,457,397)	(6,994,519)
B Class	(21,399)	(79,157)
C Class	(161,523)	(427,361)
R Class	(132,281)	(440,770)
R6 Class	(851)	(91)
From net realized gains:
Investor Class	(53,053,362)	(25,260,223)
Institutional Class	(19,935,501)	(9,340,447)
A Class	(52,644,044)	(23,873,135)
B Class	(1,268,287)	(743,680)
C Class	(9,547,590)	(3,959,279)
R Class	(3,598,945)	(1,973,224)
R6 Class	(9,917)	—
Decrease in net assets from distributions	(147,676,381)	(85,466,751)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	108,019,082	(18,524,886)

Net increase (decrease) in net assets	42,622,269	138,918,953

Net Assets
Beginning of period	1,796,135,577	1,657,216,624
End of period	$1,838,757,846	$1,796,135,577

Undistributed net investment income	$1,317,877	$463,932

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2014 (UNAUDITED)

1. Organization
American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Allocation: Moderate Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund is an asset allocation fund and its investment objective is to seek the highest level of total return consistent with its asset mix.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations - The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income - Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets - In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Foreign Currency Translations - All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status - It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees - The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.10% for the Investor Class, A Class, B Class, C Class and R Class. The annual management fee schedule ranges from 0.70% to 0.90% for the Institutional Class and 0.55% to 0.75% for the R6 Class. The effective annual management fee for each class for the six months ended May 31, 2014 was 1.06% for the Investor Class, A Class, B Class, C Class and R Class, 0.86% for the Institutional Class and 0.71% for the R6 Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended May 31, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended May 31, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases of investment securities, excluding short-term investments, for the six months ended May 31, 2014 totaled $613,692,807, of which $46,861,992 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended May 31, 2014 totaled $611,462,094, of which $42,605,152 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended May 31, 2014		Year ended November 30, 2013(1)
	Shares	Amount	Shares	Amount
InvestorClass/SharesAuthorized	430,000,000		430,000,000
Sold	8,883,842	$64,609,040	20,736,582	$150,320,890
Issued in reinvestment of distributions	7,797,678	55,186,697	4,775,577	33,326,825
Redeemed	(11,354,327)	(82,824,316)	(26,274,998)	(189,960,907)
	5,327,193	36,971,421	(762,839)	(6,313,192)
Institutional Class/Shares Authorized	225,000,000		225,000,000
Sold	5,172,589	37,655,016	13,927,116	100,464,482
Issued in reinvestment of distributions	3,029,091	21,440,881	1,860,253	12,987,049
Redeemed	(2,910,390)	(21,141,650)	(16,808,275)	(120,333,300)
	5,291,290	37,954,247	(1,020,906)	(6,881,769)
A Class/Shares Authorized	375,000,000		375,000,000
Sold	7,977,455	57,776,736	20,290,272	147,221,630
Issued in reinvestment of distributions	7,365,157	51,966,591	4,192,568	29,190,402
Redeemed	(11,911,951)	(86,539,191)	(25,089,173)	(182,231,959)
	3,430,661	23,204,136	(606,333)	(5,819,927)
B Class/Shares Authorized	50,000,000		50,000,000
Sold	8,879	63,119	36,783	266,224
Issued in reinvestment of distributions	178,418	1,254,879	114,656	793,716
Redeemed	(340,840)	(2,466,523)	(709,277)	(5,120,578)
	(153,543)	(1,148,525)	(557,838)	(4,060,638)
C Class/Shares Authorized	75,000,000		75,000,000
Sold	1,494,189	10,838,593	3,449,422	25,128,233
Issued in reinvestment of distributions	1,287,099	9,078,470	574,923	3,986,922
Redeemed	(1,620,911)	(11,739,553)	(2,486,442)	(18,052,093)
	1,160,377	8,177,510	1,537,903	11,063,062
R Class/Shares Authorized	50,000,000		50,000,000
Sold	868,024	6,277,426	2,548,842	18,341,050
Issued in reinvestment of distributions	525,663	3,698,036	347,085	2,409,598
Redeemed	(978,007)	(7,120,609)	(3,831,012)	(27,385,029)
	415,680	2,854,853	(935,085)	(6,634,381)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	662	4,803	17,290	129,245
Issued in reinvestment of distributions	1,521	10,768	12	91
Redeemed	(1,390)	(10,131)	(962)	(7,377)
	793	5,440	16,340	121,959
Net increase (decrease)	15,472,451	$108,019,082	(2,328,758)	$(18,524,886)

(1)	July 26, 2013 (commencement of sale) through November 30, 2013 for the R6 Class.

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$954,052,697	$246,613,418	—
U.S. Treasury Securities	—	208,262,005	—
Corporate Bonds	—	132,657,145	—
U.S. Government Agency Mortgage-Backed Securities	—	97,602,798	—
Sovereign Governments and Agencies	—	55,589,970	—
Municipal Securities	—	46,908,280	—
Commercial Paper	—	31,794,323	—
Collateralized Mortgage Obligations	—	18,783,889	—
Commercial Mortgage-Backed Securities	—	16,575,680	—
Asset-Backed Securities	—	8,840,034	—
Exchange-Traded Funds	4,388,301	—	—
Convertible Preferred Stocks	—	100,738	—
Preferred Stocks	—	78,040	—
Temporary Cash Investments	18,828,313	—	—
	$977,269,311	$863,806,320	—
Other Financial Instruments
Futures Contracts	$11,821	—	—
Forward Foreign Currency Exchange Contracts	—	$168,943	—
	$11,821	$168,943	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(84,795)	—

7. Derivative Instruments
Foreign Currency Risk - The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund's typical volume during the period.

Interest Rate Risk - The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund sold interest rate risk derivative instruments throughout the reporting period, and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

Value of Derivative Instruments as of May 31, 2014
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$168,943	Unrealized depreciation on forward foreign currency exchange contracts	$84,795
Interest Rate Risk	Receivable for variation margin on futures contracts*	6,198	Payable for variation margin on futures contracts*	—
		$175,141		$84,795
* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(88,849)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$135,511
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(411,926)	Change in net unrealized appreciation (depreciation) on futures contracts	16,205
		$(500,775)		$151,716

8. Risk Factors
There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,551,408,373
Gross tax appreciation of investments	$300,883,480
Gross tax depreciation of investments	(11,216,222)
Net tax appreciation (depreciation) of investments	$289,667,258

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$7.75	0.04	0.30	0.34	(0.04)	(0.61)	(0.65)	$7.44	4.74%	1.06%(4)	1.09%(4)	35%	$693,655
2013	$7.08	0.08	0.97	1.05	(0.10)	(0.28)	(0.38)	$7.75	15.44%	1.06%	1.13%	74%	$681,335
2012	$6.48	0.10	0.66	0.76	(0.10)	(0.06)	(0.16)	$7.08	11.81%	1.07%	1.48%	78%	$627,729
2011	$6.30	0.10	0.18	0.28	(0.10)	—	(0.10)	$6.48	4.42%	1.07%	1.51%	86%	$586,861
2010	$5.83	0.09	0.47	0.56	(0.09)	—	(0.09)	$6.30	9.65%	1.07%	1.44%	87%	$614,299
2009	$4.84	0.09	1.00	1.09	(0.10)	—	(0.10)	$5.83	22.86%	1.08%	1.83%	135%	$561,341
Institutional Class
2014(3)	$7.75	0.05	0.29	0.34	(0.04)	(0.61)	(0.65)	$7.44	4.84%	0.86%(4)	1.29%(4)	35%	$284,412
2013	$7.08	0.09	0.97	1.06	(0.11)	(0.28)	(0.39)	$7.75	15.66%	0.86%	1.33%	74%	$255,268
2012	$6.48	0.12	0.65	0.77	(0.11)	(0.06)	(0.17)	$7.08	12.03%	0.87%	1.68%	78%	$240,396
2011	$6.30	0.11	0.18	0.29	(0.11)	—	(0.11)	$6.48	4.63%	0.87%	1.71%	86%	$235,783
2010	$5.83	0.10	0.47	0.57	(0.10)	—	(0.10)	$6.30	9.87%	0.87%	1.64%	87%	$225,389
2009	$4.84	0.11	0.99	1.10	(0.11)	—	(0.11)	$5.83	23.11%	0.88%	2.03%	135%	$367,093

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$7.74	0.03	0.30	0.33	(0.03)	(0.61)	(0.64)	$7.43	4.62%	1.31%(4)	0.84%(4)	35%	$673,357
2013	$7.07	0.06	0.97	1.03	(0.08)	(0.28)	(0.36)	$7.74	15.19%	1.31%	0.88%	74%	$675,093
2012	$6.47	0.08	0.66	0.74	(0.08)	(0.06)	(0.14)	$7.07	11.57%	1.32%	1.23%	78%	$620,975
2011	$6.29	0.08	0.18	0.26	(0.08)	—	(0.08)	$6.47	4.17%	1.32%	1.26%	86%	$562,309
2010	$5.82	0.07	0.47	0.54	(0.07)	—	(0.07)	$6.29	9.39%	1.32%	1.19%	87%	$573,518
2009	$4.83	0.08	1.00	1.08	(0.09)	—	(0.09)	$5.82	22.60%	1.33%	1.58%	135%	$558,588
B Class
2014(3)	$7.72	—(5)	0.30	0.30	(0.01)	(0.61)	(0.62)	$7.40	4.25%	2.06%(4)	0.09%(4)	35%	$14,652
2013	$7.06	0.01	0.96	0.97	(0.03)	(0.28)	(0.31)	$7.72	14.26%	2.06%	0.13%	74%	$16,478
2012	$6.47	0.03	0.66	0.69	(0.04)	(0.06)	(0.10)	$7.06	10.75%	2.07%	0.48%	78%	$19,002
2011	$6.29	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.47	3.39%	2.07%	0.51%	86%	$21,518
2010	$5.82	0.03	0.47	0.50	(0.03)	—	(0.03)	$6.29	8.56%	2.07%	0.44%	87%	$25,713
2009	$4.83	0.04	1.00	1.04	(0.05)	—	(0.05)	$5.82	21.69%	2.08%	0.83%	135%	$29,134

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$7.74	—(5)	0.29	0.29	(0.01)	(0.61)	(0.62)	$7.41	4.10%	2.06%(4)	0.09%(4)	35%	$125,310
2013	$7.07	0.01	0.97	0.98	(0.03)	(0.28)	(0.31)	$7.74	14.39%	2.06%	0.13%	74%	$121,782
2012	$6.48	0.03	0.66	0.69	(0.04)	(0.06)	(0.10)	$7.07	10.73%	2.07%	0.48%	78%	$100,437
2011	$6.30	0.03	0.18	0.21	(0.03)	—	(0.03)	$6.48	3.38%	2.07%	0.51%	86%	$91,094
2010	$5.83	0.03	0.47	0.50	(0.03)	—	(0.03)	$6.30	8.54%	2.07%	0.44%	87%	$89,474
2009	$4.84	0.04	1.00	1.04	(0.05)	—	(0.05)	$5.83	21.64%	2.08%	0.83%	135%	$81,248
R Class
2014(3)	$7.72	0.02	0.30	0.32	(0.02)	(0.61)	(0.63)	$7.41	4.56%	1.56%(4)	0.59%(4)	35%	$47,245
2013	$7.06	0.05	0.95	1.00	(0.06)	(0.28)	(0.34)	$7.72	14.78%	1.56%	0.63%	74%	$46,052
2012	$6.46	0.07	0.66	0.73	(0.07)	(0.06)	(0.13)	$7.06	11.36%	1.57%	0.98%	78%	$48,677
2011	$6.28	0.07	0.18	0.25	(0.07)	—	(0.07)	$6.46	3.91%	1.57%	1.01%	86%	$39,971
2010	$5.82	0.06	0.46	0.52	(0.06)	—	(0.06)	$6.28	8.94%	1.57%	0.94%	87%	$33,741
2009	$4.83	0.07	0.99	1.06	(0.07)	—	(0.07)	$5.82	22.30%	1.58%	1.33%	135%	$21,186
R6 Class
2014(3)	$7.75	0.05	0.30	0.35	(0.05)	(0.61)	(0.66)	$7.44	4.92%	0.71%(4)	1.44%(4)	35%	$128
2013(6)	$7.41	0.03	0.34	0.37	(0.03)	—	(0.03)	$7.75	4.97%	0.71%(4)	1.17%(4)	74%(7)	$127

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended May 31, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through November 30, 2013.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Strategic Asset Allocations, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82565 1407

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 29, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 29, 2014